Schedules of Investments

November 30, 2021

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.8%
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.9%
183,599	AT&T Inc.	$4,191,565
186,738	Liberty Global PLC, Class C Shares*	4,974,701
28,892	Lumen Technologies Inc.(a)	356,527
177,312	Verizon Communications Inc.	8,913,474

	Total Diversified Telecommunication Services	18,436,267

Entertainment - 1.7%
19,760	Activision Blizzard Inc.	1,157,936
16,296	Electronic Arts Inc.	2,024,289
736	Liberty Media Corp-Liberty Formula One, Class A Shares*	42,401
5,085	Liberty Media Corp-Liberty Formula One, Class C Shares*	309,778
3,391	Live Nation Entertainment Inc.*	361,650
429	Madison Square Garden Sports Corp., Class A Shares*	73,904
19,201	Netflix Inc.*	12,325,122
2,011	Playtika Holding Corp.*(a)	34,589
3,037	Roku Inc., Class A Shares*	691,252
9,770	Sea Ltd., ADR*	2,814,444
7,758	Skillz Inc., Class A Shares*(a)	72,072
3,530	Spotify Technology SA*	841,905
3,011	Take-Two Interactive Software Inc.*	499,465
88,375	Walt Disney Co. (The)*	12,805,538
1,268	World Wrestling Entertainment Inc., Class A Shares(a)	62,588
24,273	Zynga Inc., Class A Shares*	146,366

	Total Entertainment	34,263,299

Interactive Media & Services - 5.2%
13,375	Alphabet Inc., Class A Shares*	37,957,581
7,213	Alphabet Inc., Class C Shares*	20,550,126
2,002	IAC/InterActiveCorp.*	267,567
60,998	Match Group Inc.*	7,929,130
122,938	Meta Platforms Inc., Class A Shares*	39,888,463
14,406	Pinterest Inc., Class A Shares*	577,104
2,723	TripAdvisor Inc.*	70,417
20,032	Twitter Inc.*	880,206
3,250	Vimeo Inc.*	62,758

	Total Interactive Media & Services	108,183,352

Media - 0.8%
5,683	Altice USA Inc., Class A Shares*	90,019
134	Cable One Inc.	237,456
3,292	Charter Communications Inc., Class A Shares*	2,127,554
184,339	Comcast Corp., Class A Shares	9,213,263
4,326	Discovery Inc., Class A Shares*	100,666
7,610	Discovery Inc., Class C Shares*	172,823
6,757	DISH Network Corp., Class A Shares*	211,156
7,986	Fox Corp., Class A Shares	285,180
3,779	Fox Corp., Class B Shares	126,974
10,180	Interpublic Group of Cos., Inc. (The)	337,874
661	Liberty Broadband Corp., Class A Shares*	100,194
3,780	Liberty Broadband Corp., Class C Shares*	585,333
2,263	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	110,435
4,349	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	212,797
10,750	Loyalty Ventures Inc.*	308,525
4,146	New York Times Co. (The), Class A Shares	196,935
10,057	News Corp., Class A Shares	217,432
3,589	News Corp., Class B Shares	77,343
1,013	Nexstar Media Group Inc., Class A Shares	151,444

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 8.7% - (continued)
Media - 0.8% - (continued)
5,541	Omnicom Group Inc.	$372,965
23,588	Sirius XM Holdings Inc.(a)	143,887
181	ViacomCBS Inc., Class A Shares	6,038
15,181	ViacomCBS Inc., Class B Shares	469,852

	Total Media	15,856,145

Wireless Telecommunication Services - 0.1%
15,140	T-Mobile US Inc.*	1,647,383

	TOTAL COMMUNICATION SERVICES	178,386,446

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.3%
39,752	Adient PLC*	1,687,472
27,171	Aptiv PLC*	4,356,870
6,333	BorgWarner Inc.	274,092
6,135	Gentex Corp.	211,228
1,483	Lear Corp.	248,833
3,063	QuantumScape Corp., Class A Shares*(a)	88,337

	Total Auto Components	6,866,832

Automobiles - 1.3%
100,550	Ford Motor Co.	1,929,555
35,331	General Motors Co.*	2,044,605
3,718	Harley-Davidson Inc.	136,190
20,493	Tesla Inc.*	23,459,567
1,368	Thor Industries Inc.	144,611

	Total Automobiles	27,714,528

Distributors - 0.5%
3,698	Genuine Parts Co.	472,382
155,694	LKQ Corp.	8,703,295
1,024	Pool Corp.	567,419

	Total Distributors	9,743,096

Diversified Consumer Services - 0.0%
1,570	Bright Horizons Family Solutions Inc.*	193,031
3,896	Chegg Inc.*	108,504
2,473	Frontdoor Inc.*	85,467
1,049	Grand Canyon Education Inc.*	76,021
4,105	H&R Block Inc.	97,206
4,272	Service Corp. International	282,636
3,121	Terminix Global Holdings Inc.*	116,476

	Total Diversified Consumer Services	959,341

Hotels, Restaurants & Leisure - 1.4%
5,755	Aramark	192,217
5,030	Booking Holdings Inc.*	10,572,305
2,162	Boyd Gaming Corp.*	126,715
5,254	Caesars Entertainment Inc.*	473,228
22,446	Carnival Corp.*	395,498
715	Chipotle Mexican Grill Inc., Class A Shares*	1,175,038
983	Choice Hotels International Inc.	141,110
971	Churchill Downs Inc.	217,718
3,435	Darden Restaurants Inc.	473,858
960	Domino’s Pizza Inc.	503,174
8,002	DraftKings Inc., Class A Shares*(a)	276,469
3,645	Expedia Group Inc.*	587,173
6,966	Hilton Worldwide Holdings Inc.*	940,898
1,062	Hyatt Hotels Corp., Class A Shares*	83,654
8,771	Las Vegas Sands Corp.*	312,423
7,100	Marriott International Inc., Class A Shares*	1,047,676
1,097	Marriott Vacations Worldwide Corp.	167,457
19,196	McDonald’s Corp.	4,695,342
10,018	MGM Resorts International	396,512
9,909	Norwegian Cruise Line Holdings Ltd.*(a)	193,325
4,113	Penn National Gaming Inc.*	210,709

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 13.5% - (continued)
Hotels, Restaurants & Leisure - 1.4% - (continued)
2,292	Planet Fitness Inc., Class A Shares*	$187,233
5,792	Royal Caribbean Cruises Ltd.*(a)	404,397
2,187	Six Flags Entertainment Corp.*	79,979
30,286	Starbucks Corp.	3,320,557
2,115	Travel + Leisure Co.	104,100
1,001	Vail Resorts Inc.	332,042
3,860	Wendy’s Co. (The)	79,439
2,249	Wyndham Hotels & Resorts Inc.	178,751
2,828	Wynn Resorts Ltd.*	229,096
11,091	Yum China Holdings Inc.	555,659
7,688	Yum! Brands Inc.	944,394

	Total Hotels, Restaurants & Leisure	29,598,146

Household Durables - 0.5%
8,435	DR Horton Inc.	824,099
3,840	Garmin Ltd.	512,794
3,196	Leggett & Platt Inc.	129,086
6,809	Lennar Corp., Class A Shares	715,285
460	Lennar Corp., Class B Shares	39,459
1,523	Mohawk Industries Inc.*	255,666
9,936	Newell Brands Inc.	213,326
83	NVR Inc.*	433,703
7,062	PulteGroup Inc.	353,312
4,371	Tempur Sealy International Inc.	187,254
2,748	Toll Brothers Inc.	174,416
869	TopBuild Corp.*	234,447
27,042	Whirlpool Corp.	5,888,125

	Total Household Durables	9,960,972

Internet & Direct Marketing Retail - 4.1%
16,960	Alibaba Group Holding Ltd., ADR*	2,162,909
19,157	Amazon.com Inc.*	67,184,940
48,617	Chewy Inc., Class A Shares*(a)	3,318,596
3,767	DoorDash Inc., Class A Shares*	673,427
122,125	eBay Inc.	8,238,552
3,184	Etsy Inc.*	874,263
182,929	Qurate Retail Inc., Class A Shares	1,463,432
1,985	Wayfair Inc., Class A Shares*(a)	491,962

	Total Internet & Direct Marketing Retail	84,408,081

Leisure Products - 0.1%
1,995	Brunswick Corp.	187,350
3,355	Hasbro Inc.	325,133
1,316	Hayward Holdings Inc.*	32,216
8,897	Mattel Inc.*	188,705
6,621	Peloton Interactive Inc., Class A Shares*	291,324
1,420	Polaris Inc.	158,742
2,254	YETI Holdings Inc.*	207,729

	Total Leisure Products	1,391,199

Multiline Retail - 1.2%
23,424	Dollar General Corp.	5,183,731
117,889	Dollar Tree Inc.*	15,777,085
3,789	Kohl’s Corp.	194,110
3,084	Nordstrom Inc.*(a)	65,288
1,893	Ollie’s Bargain Outlet Holdings Inc.*(a)	117,158
12,778	Target Corp.	3,115,788

	Total Multiline Retail	24,453,160

Specialty Retail - 2.9%
15,457	Advance Auto Parts Inc.	3,411,669
1,226	AutoNation Inc.*	151,840
557	AutoZone Inc.*	1,012,108
6,489	Bath & Body Works Inc.	487,519
6,289	Best Buy Co., Inc.	672,043

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 13.5% - (continued)
Specialty Retail - 2.9% - (continued)
1,716	Burlington Stores Inc.*	$503,011
4,106	CarMax Inc.*	579,973
2,032	Carvana Co., Class A Shares*	569,813
1,527	Dick’s Sporting Goods Inc.	179,514
1,385	Five Below Inc.*	281,764
2,518	Floor & Decor Holdings Inc., Class A Shares*	324,595
2,365	Foot Locker Inc.	107,939
1,558	GameStop Corp., Class A Shares*(a)	305,695
5,906	Gap Inc. (The)	97,626
45,123	Home Depot Inc. (The)	18,076,725
2,516	Leslie’s Inc.*	52,735
11,101	Lithia Motors Inc., Class A Shares	3,234,054
60,620	Lowe’s Cos., Inc.	14,827,046
1,742	O’Reilly Automotive Inc.*	1,111,675
558	Penske Automotive Group Inc.	55,588
1,115	Petco Health & Wellness Co., Inc., Class A Shares*(a)	21,375
452	RH*	263,597
8,939	Ross Stores Inc.	975,156
36,893	TJX Cos., Inc. (The)	2,560,374
19,515	Tractor Supply Co.	4,397,315
11,568	Ulta Beauty Inc.*	4,441,534
2,162	Victoria’s Secret & Co.*	117,353
3,509	Vroom Inc.*(a)	48,529
2,028	Williams-Sonoma Inc.	395,136

	Total Specialty Retail	59,263,301

Textiles, Apparel & Luxury Goods - 1.2%
4,136	Capri Holdings Ltd.*	244,934
977	Carter’s Inc.	98,706
1,166	Columbia Sportswear Co.	113,720
735	Deckers Outdoor Corp.*	297,969
165,945	Hanesbrands Inc.	2,680,012
2,922	lululemon athletica Inc.*	1,327,786
104,441	NIKE Inc., Class B Shares	17,675,595
1,682	PVH Corp.	179,604
1,066	Ralph Lauren Corp., Class A Shares	123,699
3,281	Skechers USA Inc., Class A Shares*	147,383
7,279	Tapestry Inc.	292,033
5,350	Under Armour Inc., Class A Shares*	126,206
5,519	Under Armour Inc., Class C Shares*	110,766
8,361	VF Corp.	599,735

	Total Textiles, Apparel & Luxury Goods	24,018,148

	TOTAL CONSUMER DISCRETIONARY	278,376,804

CONSUMER STAPLES - 4.4%
Beverages - 0.8%
265	Boston Beer Co., Inc. (The), Class A Shares*	119,560
1,309	Brown-Forman Corp., Class A Shares	85,962
4,770	Brown-Forman Corp., Class B Shares	335,617
99,794	Coca-Cola Co. (The)	5,234,195
4,101	Constellation Brands Inc., Class A Shares	924,078
17,846	Keurig Dr Pepper Inc.	606,586
4,392	Molson Coors Beverage Co., Class B Shares	195,181
48,134	Monster Beverage Corp.*	4,032,667
35,512	PepsiCo Inc.	5,674,107

	Total Beverages	17,207,953

Food & Staples Retailing - 1.6%
3,185	Albertsons Cos., Inc., Class A Shares(a)	112,080
915	Casey’s General Stores Inc.	177,775
21,688	Costco Wholesale Corp.	11,698,074
2,977	Grocery Outlet Holding Corp.*	86,214
19,208	Kroger Co. (The)	797,708

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.4% - (continued)
Food & Staples Retailing - 1.6% - (continued)
192,531	Sysco Corp.	$13,484,871
5,735	US Foods Holding Corp.*	180,194
18,240	Walgreens Boots Alliance Inc.	817,152
36,871	Walmart Inc.	5,185,169

	Total Food & Staples Retailing	32,539,237

Food Products - 0.8%
75,306	Archer-Daniels-Midland Co.	4,684,786
1,385	Beyond Meat Inc.*(a)	97,310
3,515	Bunge Ltd.	304,294
5,118	Campbell Soup Co.	206,409
127,472	Conagra Brands Inc.	3,894,270
4,257	Darling Ingredients Inc.*	287,433
4,855	Flowers Foods Inc.	125,356
1,075	Freshpet Inc.*	116,122
15,513	General Mills Inc.	958,238
1,756	Hain Celestial Group Inc. (The)*	69,239
3,709	Hershey Co. (The)	658,310
7,165	Hormel Foods Corp.	296,631
1,567	Ingredion Inc.	145,935
2,669	J.M. Smucker Co. (The)	337,548
6,630	Kellogg Co.	405,623
16,883	Kraft Heinz Co. (The)	567,438
3,819	Lamb Weston Holdings Inc.	198,282
6,551	McCormick & Co., Inc.	562,207
35,681	Mondelez International Inc., Class A Shares	2,103,038
1,576	Pilgrim’s Pride Corp.*	44,254
1,623	Post Holdings Inc.*(a)	156,782
8	Seaboard Corp.	31,120
7,192	Tyson Foods Inc., Class A Shares	567,880

	Total Food Products	16,818,505

Household Products - 0.6%
6,177	Church & Dwight Co., Inc.	552,100
3,123	Clorox Co. (The)	508,581
21,456	Colgate-Palmolive Co.	1,609,629
8,732	Kimberly-Clark Corp.	1,137,867
62,581	Procter & Gamble Co. (The)	9,047,961
1,441	Reynolds Consumer Products Inc.	42,048
1,140	Spectrum Brands Holdings Inc.	114,114

	Total Household Products	13,012,300

Personal Products - 0.3%
8,462	Coty Inc., Class A Shares*	82,335
17,973	Estee Lauder Cos., Inc. (The), Class A Shares	5,968,294
3,068	Herbalife Nutrition Ltd.*	114,621

	Total Personal Products	6,165,250

Tobacco - 0.3%
47,589	Altria Group Inc.	2,029,195
40,023	Philip Morris International Inc.	3,439,576

	Total Tobacco	5,468,771

	TOTAL CONSUMER STAPLES	91,212,016

ENERGY - 1.8%
Energy Equipment & Services - 0.1%
19,424	Baker Hughes Co., Class A Shares	453,356
23,431	Halliburton Co.	505,875
9,006	NOV Inc.*	107,352
36,531	Schlumberger NV	1,047,709

	Total Energy Equipment & Services	2,114,292

Oil, Gas & Consumable Fuels - 1.7%
8,284	Antero Midstream Corp.	80,438
9,979	APA Corp.	257,159
6,117	Cheniere Energy Inc.	641,123

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 1.8% - (continued)
Oil, Gas & Consumable Fuels - 1.7% - (continued)
49,725	Chevron Corp.	$5,612,461
95,969	ConocoPhillips	6,730,306
1,596	Continental Resources Inc.(a)	70,767
19,483	Coterra Energy Inc.	391,219
17,768	Devon Energy Corp.	747,322
4,566	Diamondback Energy Inc.	487,329
2,537	DT Midstream Inc.	116,372
14,985	EOG Resources Inc.	1,303,695
7,745	EQT Corp.*	150,485
108,850	Exxon Mobil Corp.	6,513,584
7,252	Hess Corp.	540,419
3,742	HollyFrontier Corp.	120,941
49,520	Kinder Morgan Inc.	765,579
19,544	Marathon Oil Corp.	302,737
16,511	Marathon Petroleum Corp.	1,004,694
807	New Fortress Energy Inc., Class A Shares	20,086
21,699	Occidental Petroleum Corp.	643,375
11,157	ONEOK Inc.	667,635
11,079	Phillips 66	766,334
5,498	Pioneer Natural Resources Co.	980,403
167,125	Suncor Energy Inc.	4,069,494
5,528	Targa Resources Corp.	285,411
155	Texas Pacific Land Corp.	187,359
10,306	Valero Energy Corp.	689,884
31,821	Williams Cos., Inc. (The)	852,485

	Total Oil, Gas & Consumable Fuels	34,999,096

	TOTAL ENERGY	37,113,388

FINANCIALS - 9.3%
Banks - 2.6%
190,337	Bank of America Corp.	8,464,286
1,161	Bank of Hawaii Corp.	92,625
3,100	Bank OZK	138,601
603	BOK Financial Corp.	62,236
52,087	Citigroup Inc.	3,317,942
10,637	Citizens Financial Group Inc.	502,811
3,476	Comerica Inc.	286,874
2,632	Commerce Bancshares Inc.	183,714
1,428	Cullen/Frost Bankers Inc	179,771
3,655	East West Bancorp Inc.	281,435
17,935	Fifth Third Bancorp	755,960
167	First Citizens BancShares Inc., Class A Shares(a)	134,265
3,053	First Hawaiian Inc.	80,141
14,584	First Horizon Corp.	235,240
4,573	First Republic Bank	958,775
7,759	FNB Corp.	90,470
36,835	Huntington Bancshares Inc.	546,631
76,311	JPMorgan Chase & Co.	12,120,476
24,072	KeyCorp	540,176
3,222	M&T Bank Corp.	472,377
3,217	PacWest Bancorp	143,929
10,351	People’s United Financial Inc.	176,381
1,848	Pinnacle Financial Partners Inc.	176,318
10,851	PNC Financial Services Group Inc. (The)	2,137,647
2,013	Popular Inc.	156,652
2,130	Prosperity Bancshares Inc.	151,826
25,232	Regions Financial Corp.	574,028
1,412	Signature Bank	426,848
4,477	Sterling Bancorp	111,074
1,425	SVB Financial Group*	986,570
3,860	Synovus Financial Corp.	174,819

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 9.3% - (continued)
Banks - 2.6% - (continued)
103,517	Truist Financial Corp.	$6,139,593
4,955	Umpqua Holdings Corp.	94,442
101,522	US Bancorp	5,618,227
2,233	Webster Financial Corp.	120,336
106,324	Wells Fargo & Co.	5,080,161
2,755	Western Alliance Bancorp.	302,444
1,618	Wintrust Financial Corp.	141,624
4,423	Zions Bancorp NA	279,003

	Total Banks	52,436,728

Capital Markets - 3.6%
20,994	Affiliated Managers Group Inc.	3,571,709
34,236	Ameriprise Financial Inc.	9,914,746
4,761	Apollo Global Management Inc., Class A Shares(a)	336,984
3,623	Ares Management Corp., Class A Shares	294,043
20,464	Bank of New York Mellon Corp. (The)	1,121,223
3,674	BlackRock Inc., Class A Shares	3,323,537
17,498	Blackstone Inc.	2,475,092
4,276	Carlyle Group Inc. (The)	233,854
2,785	Cboe Global Markets Inc.	359,098
38,657	Charles Schwab Corp. (The)	2,991,665
9,212	CME Group Inc., Class A Shares	2,031,430
1,126	Evercore Inc., Class A Shares	156,176
970	FactSet Research Systems Inc.	454,513
7,826	Franklin Resources Inc.	253,562
8,482	Goldman Sachs Group Inc. (The)	3,231,557
2,142	Interactive Brokers Group Inc., Class A Shares	158,122
87,162	Intercontinental Exchange Inc.	11,393,817
8,491	Invesco Ltd.	189,604
4,466	Janus Henderson Group PLC	190,832
5,894	Jefferies Financial Group Inc.	221,496
14,386	KKR & Co., Inc.	1,071,038
2,461	Lazard Ltd., Class A Shares	104,888
2,161	LPL Financial Holdings Inc.	340,595
966	MarketAxess Holdings Inc.	340,698
4,170	Moody’s Corp.	1,628,969
34,993	Morgan Stanley(b)	3,318,036
638	Morningstar Inc.	197,991
13,402	MSCI Inc., Class A Shares	8,435,889
3,022	Nasdaq Inc.	614,161
5,410	Northern Trust Corp.	625,937
4,861	Raymond James Financial Inc.	477,788
25,705	S&P Global Inc.	11,714,540
2,886	SEI Investments Co.	172,092
9,248	State Street Corp.	822,795
2,687	Stifel Financial Corp.	190,804
5,786	T. Rowe Price Group Inc.	1,156,911
2,818	Tradeweb Markets Inc., Class A Shares	270,528
2,668	Virtu Financial Inc., Class A Shares	75,184

	Total Capital Markets	74,461,904

Consumer Finance - 0.5%
9,226	Ally Financial Inc.	422,828
16,566	American Express Co.	2,523,002
11,381	Capital One Financial Corp.	1,599,372
201	Credit Acceptance Corp.*(a)	125,605
42,631	Discover Financial Services	4,597,753
2,455	OneMain Holdings Inc., Class A Shares	122,234
1,291	Santander Consumer USA Holdings Inc.	53,899
8,157	SLM Corp.	145,032
14,459	Synchrony Financial	647,619
1,178	Upstart Holdings Inc.*	241,360

	Total Consumer Finance	10,478,704

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 9.3% - (continued)
Diversified Financial Services - 0.7%
47,720	Berkshire Hathaway Inc., Class B Shares*	$13,203,647
9,408	Equitable Holdings Inc.	295,976
2,974	Voya Financial Inc.	184,804

	Total Diversified Financial Services	13,684,427

Insurance - 1.9%
16,891	Aflac Inc.	914,479
355	Alleghany Corp.*	229,642
7,522	Allstate Corp. (The)	817,792
1,836	American Financial Group Inc.	245,308
92,856	American International Group Inc.	4,884,226
5,749	Aon PLC, Class A Shares	1,700,382
9,553	Arch Capital Group Ltd.*	385,750
5,344	Arthur J. Gallagher & Co.	870,538
25,391	Assurant Inc.	3,861,971
1,927	Assured Guaranty Ltd.	94,365
2,870	Athene Holding Ltd., Class A Shares*	235,110
1,644	Axis Capital Holdings Ltd.	81,674
1,952	Brighthouse Financial Inc.*	94,887
6,159	Brown & Brown Inc.	396,701
11,223	Chubb Ltd.	2,014,192
3,954	Cincinnati Financial Corp.	450,361
826	CNA Financial Corp.	34,395
717	Erie Indemnity Co., Class A Shares(a)	133,226
999	Everest Re Group Ltd.	256,124
7,281	Fidelity National Financial Inc.	356,114
2,597	First American Financial Corp.	192,645
2,716	Globe Life Inc.	235,043
2,807	GoHealth Inc., Class A Shares*	9,937
830	Hanover Insurance Group Inc. (The)	101,052
8,965	Hartford Financial Services Group Inc. (The)	592,586
1,386	Kemper Corp.	76,674
1,212	Lemonade Inc.*(a)	59,933
90,280	Lincoln National Corp.	5,988,272
5,467	Loews Corp.	292,266
357	Markel Corp.*	426,551
13,055	Marsh & McLennan Cos., Inc.	2,141,281
827	Mercury General Corp.	42,194
79,739	MetLife Inc.	4,677,490
6,738	Old Republic International Corp.	161,442
1,056	Primerica Inc.	155,390
6,910	Principal Financial Group Inc.	473,888
15,011	Progressive Corp. (The)	1,395,122
9,798	Prudential Financial Inc.	1,001,943
1,634	Reinsurance Group of America Inc., Class A Shares	155,083
1,287	RenaissanceRe Holdings Ltd.	198,340
6,470	Travelers Cos., Inc. (The)	950,766
5,702	Unum Group	131,716
85	White Mountains Insurance Group Ltd.	85,246
3,262	Willis Towers Watson PLC	736,690
3,491	WR Berkley Corp.	267,550

	Total Insurance	38,606,337

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
14,044	AGNC Investment Corp.	214,733
37,037	Annaly Capital Management Inc.	300,000
9,809	New Residential Investment Corp.	104,270
6,684	Starwood Property Trust Inc.	166,832

	Total Mortgage Real Estate Investment Trusts (REITs)	785,835

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 9.3% - (continued)
Thrifts & Mortgage Finance - 0.0%
7,432	MGIC Investment Corp.	$104,791
11,184	New York Community Bancorp Inc.	133,985
4,414	Rocket Cos., Inc., Class A Shares(a)	68,417
1,501	TFS Financial Corp.	27,018
3,552	UWM Holdings Corp.(a)	24,473

	Total Thrifts & Mortgage Finance	358,684

	TOTAL FINANCIALS	190,812,619

HEALTH CARE - 12.2%
Biotechnology - 1.6%
45,410	AbbVie Inc.	5,234,865
3,048	Alnylam Pharmaceuticals Inc.*	560,222
14,599	Amgen Inc.	2,903,449
3,811	Biogen Inc.*	898,405
79,054	BioMarin Pharmaceutical Inc.*	6,821,570
1,399	CureVac NV*(a)	67,460
47,132	Exact Sciences Corp.*	4,023,659
7,868	Exelixis Inc.*	132,104
32,266	Gilead Sciences Inc.	2,224,095
5,461	Horizon Therapeutics PLC*	566,633
4,864	Incyte Corp.*	329,390
4,049	Ionis Pharmaceuticals Inc.*	107,298
4,411	Iovance Biotherapeutics Inc.*	82,574
1,034	Mirati Therapeutics Inc.*	141,420
8,695	Moderna Inc.*	3,064,379
2,062	Natera Inc.*	188,591
2,458	Neurocrine Biosciences Inc.*	204,628
1,946	Novavax Inc.*(a)	405,994
2,569	Regeneron Pharmaceuticals Inc.*	1,635,246
1,478	Sage Therapeutics Inc.*	57,509
22,339	Sarepta Therapeutics Inc.*	1,805,215
3,340	Seagen Inc.*	534,400
1,698	Ultragenyx Pharmaceutical Inc.*	127,741
1,081	United Therapeutics Corp.*	204,849
6,658	Vertex Pharmaceuticals Inc.*	1,244,646

	Total Biotechnology	33,566,342

Health Care Equipment & Supplies - 3.2%
44,644	Abbott Laboratories	5,614,876
11,513	ABIOMED Inc.*	3,624,062
39,270	Alcon Inc.	3,078,768
9,023	Align Technology Inc.*	5,517,835
60,568	Baxter International Inc.	4,516,556
7,334	Becton Dickinson and Co.	1,739,185
36,453	Boston Scientific Corp.*	1,387,766
1,251	Cooper Cos., Inc. (The)	470,964
5,737	DENTSPLY SIRONA Inc.	279,621
2,476	DexCom Inc.*	1,392,973
47,315	Edwards Lifesciences Corp.*	5,077,373
3,882	Envista Holdings Corp.*	150,622
2,160	Globus Medical Inc., Class A Shares*	135,259
1,652	Hill-Rom Holdings Inc.	256,886
6,351	Hologic Inc.*	474,610
426	ICU Medical Inc.*	96,365
2,173	IDEXX Laboratories Inc.*	1,321,336
1,732	Insulet Corp.*	499,578
1,619	Integra LifeSciences Holdings Corp.*	103,535
17,835	Intuitive Surgical Inc.*	5,784,604
1,284	Masimo Corp.*	357,106
179,268	Medtronic PLC	19,127,896
2,783	Novocure Ltd.*	260,600
910	Penumbra Inc.*	223,542

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.2% - (continued)
Health Care Equipment & Supplies - 3.2% - (continued)
1,074	Quidel Corp.*	$158,479
3,665	ResMed Inc.	934,025
2,230	STERIS PLC	487,322
8,960	Stryker Corp.	2,120,205
1,410	Tandem Diabetes Care Inc.*	181,213
1,227	Teleflex Inc.	364,934
5,473	Zimmer Biomet Holdings Inc.	654,571

	Total Health Care Equipment & Supplies	66,392,667

Health Care Providers & Services - 2.9%
2,475	Acadia Healthcare Co., Inc.*	139,021
1,321	agilon health Inc.*	29,062
830	Amedisys Inc.*	115,909
3,849	AmerisourceBergen Corp., Class A Shares	445,522
6,295	Anthem Inc.	2,557,218
7,726	Cardinal Health Inc.	357,173
101,470	Centene Corp.*	7,245,973
421	Chemed Corp.	195,971
50,344	Cigna Corp.	9,661,014
78,930	CVS Health Corp.	7,029,506
1,871	DaVita Inc.*	176,809
2,467	Encompass Health Corp.	142,149
2,233	Guardant Health Inc.*	234,733
34,518	HCA Healthcare Inc.	7,786,916
3,736	Henry Schein Inc.*	265,480
3,313	Humana Inc.	1,390,499
2,528	Laboratory Corp. of America Holdings*	721,314
4,046	McKesson Corp.	877,011
1,552	Molina Healthcare Inc.*	442,599
2,407	Oak Street Health Inc.*(a)	74,497
3,170	Premier Inc., Class A Shares	117,512
3,063	Quest Diagnostics Inc.	455,407
227	Signify Health Inc., Class A Shares*	3,085
40,570	UnitedHealth Group Inc.	18,022,005
1,862	Universal Health Services Inc., Class B Shares	221,075

	Total Health Care Providers & Services	58,707,460

Health Care Technology - 0.1%
7,494	Cerner Corp.	527,952
847	Certara Inc.*	22,810
6,869	Change Healthcare Inc.*	139,303
3,863	Teladoc Health Inc.*(a)	391,129
3,565	Veeva Systems Inc., Class A Shares*	1,007,398

	Total Health Care Technology	2,088,592

Life Sciences Tools & Services - 1.7%
2,203	10X Genomics Inc., Class A Shares*	336,640
2,867	Adaptive Biotechnologies Corp.*	74,800
7,867	Agilent Technologies Inc.	1,187,130
14,502	Avantor Inc.*	572,539
553	Bio-Rad Laboratories Inc., Class A Shares*	416,520
982	Bio-Techne Corp.	463,533
2,650	Bruker Corp.	214,623
1,290	Charles River Laboratories International Inc.*	471,972
16,297	Danaher Corp.	5,241,767
13,246	Illumina Inc.*	4,839,161
4,890	IQVIA Holdings Inc.*	1,267,146
1,757	Maravai LifeSciences Holdings Inc., Class A Shares*	80,717
586	Mettler-Toledo International Inc.*	887,280
2,927	PerkinElmer Inc.	533,182
3,780	PPD Inc.*	178,038
5,898	QIAGEN NV*	325,157
1,371	Repligen Corp.*	392,792

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.2% - (continued)
Life Sciences Tools & Services - 1.7% - (continued)
113,064	Sotera Health Co.*	$2,412,786
2,680	Syneos Health Inc., Class A Shares*	260,389
20,768	Thermo Fisher Scientific Inc.	13,142,613
1,616	Waters Corp.*	530,161
1,863	West Pharmaceutical Services Inc.	824,676

	Total Life Sciences Tools & Services	34,653,622

Pharmaceuticals - 2.7%
57,416	Bristol-Myers Squibb Co.	3,079,220
4,195	Catalent Inc.*	539,729
11,827	Elanco Animal Health Inc.*	339,908
32,874	Eli Lilly & Co.	8,154,067
1,528	Jazz Pharmaceuticals PLC*	183,161
91,223	Johnson & Johnson	14,224,402
117,716	Merck & Co., Inc.	8,818,106
5,112	Nektar Therapeutics, Class A Shares*	57,561
6,683	Organon & Co.	195,344
3,555	Perrigo Co. PLC	130,504
143,490	Pfizer Inc.	7,709,718
8,624	Royalty Pharma PLC, Class A Shares	342,976
315,271	Viatris Inc.	3,880,986
39,865	Zoetis Inc., Class A Shares	8,851,625

	Total Pharmaceuticals	56,507,307

	TOTAL HEALTH CARE	251,915,990

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.2%
1,650	Axon Enterprise Inc.*	278,504
13,764	Boeing Co. (The)*	2,723,208
2,242	BWX Technologies Inc.	106,943
911	Curtiss-Wright Corp.	114,622
6,463	General Dynamics Corp.	1,221,313
1,077	HEICO Corp.	149,186
2,086	HEICO Corp., Class A Shares	259,081
1,987	Hexcel Corp.*(a)	102,092
10,331	Howmet Aerospace Inc.	290,611
994	Huntington Ingalls Industries Inc.	176,445
5,094	L3Harris Technologies Inc.	1,065,054
6,343	Lockheed Martin Corp.	2,114,249
1,616	Mercury Systems Inc.*	79,103
14,978	Northrop Grumman Corp.	5,224,326
122,561	Raytheon Technologies Corp.	9,917,636
2,933	Spirit AeroSystems Holdings Inc., Class A Shares	111,043
5,812	Textron Inc.	411,490
1,347	TransDigm Group Inc.*	778,633
3,784	Virgin Galactic Holdings Inc.*(a)	60,544

	Total Aerospace & Defense	25,184,083

Air Freight & Logistics - 0.8%
3,482	CH Robinson Worldwide Inc.	331,103
4,458	Expeditors International of Washington Inc.	542,182
6,300	FedEx Corp.	1,451,331
48,223	GXO Logistics Inc.*	4,631,819
44,312	United Parcel Service Inc., Class B Shares	8,790,172

	Total Air Freight & Logistics	15,746,607

Airlines - 0.1%
3,030	Alaska Air Group Inc.*	147,167
16,990	American Airlines Group Inc.*(a)	300,553
893	Copa Holdings SA, Class A Shares*	62,439
16,097	Delta Air Lines Inc.*	582,711
7,862	JetBlue Airways Corp.*	105,508
14,952	Southwest Airlines Co.*	663,869
8,081	United Airlines Holdings Inc.*	341,503

	Total Airlines	2,203,750

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.5% - (continued)
Building Products - 0.9%
1,482	Advanced Drainage Systems Inc.	$183,338
2,374	Allegion PLC	293,521
3,615	AO Smith Corp.	285,766
46,875	Armstrong World Industries Inc.	4,967,344
2,837	AZEK Co., Inc. (The), Class A Shares*	111,267
5,399	Builders FirstSource Inc.*	374,907
1,283	Carlisle Cos., Inc.	288,932
22,327	Carrier Global Corp.	1,208,337
3,636	Fortune Brands Home & Security Inc.	365,527
18,389	Johnson Controls International PLC	1,374,762
893	Lennox International Inc.	275,955
6,636	Masco Corp.	437,312
2,601	Owens Corning	220,669
36,408	Trane Technologies PLC	6,795,553
3,009	Trex Co., Inc.*	399,505

	Total Building Products	17,582,695

Commercial Services & Supplies - 0.7%
5,993	ADT Inc.	49,802
2,243	Cintas Corp.	946,972
1,107	Clean Harbors Inc.*	112,294
5,439	Copart Inc.*	789,525
1,107	Driven Brands Holdings Inc.*	34,162
3,347	IAA Inc.*	161,660
852	MSA Safety Inc.	122,109
5,536	Republic Services Inc., Class A Shares	732,191
5,666	Rollins Inc.	188,564
2,263	Stericycle Inc.*	127,860
73,336	Waste Management Inc.	11,782,895

	Total Commercial Services & Supplies	15,048,034

Construction & Engineering - 0.2%
3,347	AECOM*	230,742
1,479	MasTec Inc.*	136,320
27,344	Quanta Services Inc.	3,111,200
457	Valmont Industries Inc.	109,237

	Total Construction & Engineering	3,587,499

Electrical Equipment - 0.6%
861	Acuity Brands Inc.	173,362
5,977	AMETEK Inc.	815,860
70,629	Bloom Energy Corp., Class A Shares*	1,940,885
3,296	ChargePoint Holdings Inc.*(a)	84,114
30,880	Eaton Corp. PLC	5,004,413
15,329	Emerson Electric Co.	1,346,499
1,553	Generac Holdings Inc.*	654,186
1,395	Hubbell Inc., Class B Shares	273,002
4,394	nVent Electric PLC	153,043
13,187	Plug Power Inc.*(a)	525,502
1,719	Regal Rexnord Corp.	271,774
2,954	Rockwell Automation Inc.	993,135
4,172	Sensata Technologies Holding PLC*	232,380
2,140	Shoals Technologies Group Inc., Class A Shares*	60,134
5,252	Sunrun Inc.*	241,802
7,408	Vertiv Holdings Co., Class A Shares	189,941

	Total Electrical Equipment	12,960,032

Industrial Conglomerates - 0.7%
14,866	3M Co.	2,527,815
28,068	General Electric Co.	2,666,179
35,504	Honeywell International Inc.	7,180,329
2,680	Roper Technologies Inc.	1,243,922

	Total Industrial Conglomerates	13,618,245

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.5% - (continued)
Machinery - 1.1%
1,599	AGCO Corp.	$176,226
2,505	Allison Transmission Holdings Inc.	86,648
14,084	Caterpillar Inc.	2,723,141
2,847	Colfax Corp.*(a)	132,215
1,067	Crane Co.	103,008
3,708	Cummins Inc.	777,753
7,246	Deere & Co.	2,503,783
3,119	Donaldson Co., Inc.	176,005
27,288	Dover Corp.	4,471,139
3,094	Flowserve Corp.	92,758
8,610	Fortive Corp.	636,021
1,535	Gates Industrial Corp. PLC*(a)	24,606
4,347	Graco Inc.	316,853
1,989	IDEX Corp.	446,709
8,083	Illinois Tool Works Inc.	1,876,468
9,881	Ingersoll Rand Inc.	576,457
2,266	ITT Inc.	214,318
1,386	Lincoln Electric Holdings Inc.	187,054
1,510	Middleby Corp. (The)*	263,767
1,479	Nordson Corp.	375,947
1,655	Oshkosh Corp.	178,078
11,100	Otis Worldwide Corp.	892,440
8,961	PACCAR Inc.	747,527
3,362	Parker-Hannifin Corp.	1,015,526
4,262	Pentair PLC	314,067
1,334	Snap-on Inc.	274,684
4,073	Stanley Black & Decker Inc.	711,797
1,488	Timken Co. (The)	97,955
2,795	Toro Co. (The)	281,065
4,684	Westinghouse Air Brake Technologies Corp.	415,799
1,377	Woodward Inc.	145,687
4,724	Xylem Inc.	572,124

	Total Machinery	21,807,625

Marine - 0.0%
1,722	Kirby Corp.*	89,923

Professional Services - 1.0%
3,465	Booz Allen Hamilton Holding Corp., Class A Shares	290,852
585	CACI International Inc., Class A Shares*	151,767
10,857	Clarivate PLC*	253,402
66,743	CoStar Group Inc.*	5,189,936
4,458	Dun & Bradstreet Holdings Inc.*	84,702
3,127	Equifax Inc.	871,339
866	FTI Consulting Inc.*	126,514
45,759	IHS Markit Ltd.	5,848,915
3,396	Jacobs Engineering Group Inc.	484,134
3,793	Leidos Holdings Inc.	333,443
1,459	ManpowerGroup Inc.	130,770
8,892	Nielsen Holdings PLC	170,371
2,978	Robert Half International Inc.	331,064
1,327	Science Applications International Corp.	111,322
5,017	TransUnion	557,840
26,259	Verisk Analytics Inc., Class A Shares	5,904,861

	Total Professional Services	20,841,232

Road & Rail - 1.1%
252	AMERCO	177,549
58,195	CSX Corp.	2,017,039
2,236	JB Hunt Transport Services Inc.	427,434
2,276	Kansas City Southern	661,975

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.5% - (continued)
Road & Rail - 1.1% - (continued)
4,236	Knight-Swift Transportation Holdings Inc., Class A Shares	$242,511
898	Landstar System Inc.	151,358
7,389	Lyft Inc., Class A Shares*	300,067
19,208	Norfolk Southern Corp.	5,095,306
2,672	Old Dominion Freight Line Inc.	949,014
1,485	Ryder System Inc.	123,374
1,656	Schneider National Inc., Class B Shares	40,738
944	TuSimple Holdings Inc., Class A Shares*(a)	37,750
236,197	Uber Technologies Inc.*	8,975,486
16,761	Union Pacific Corp.	3,949,562
2,383	XPO Logistics Inc.*	172,624

	Total Road & Rail	23,321,787

Trading Companies & Distributors - 1.1%
71,575	AerCap Holdings NV*	4,011,063
59,120	Air Lease Corp., Class A Shares	2,399,681
15,045	Fastenal Co.	890,213
993	MSC Industrial Direct Co., Inc., Class A Shares	78,149
1,161	SiteOne Landscape Supply Inc.*	279,058
26,297	United Rentals Inc.*	8,907,846
85,398	Univar Solutions Inc.*	2,212,662
826	Watsco Inc.	241,778
9,429	WW Grainger Inc.	4,539,215

	Total Trading Companies & Distributors	23,559,665

	TOTAL INDUSTRIALS	195,551,177

INFORMATION TECHNOLOGY - 29.5%
Communications Equipment - 0.9%
6,180	Arista Networks Inc.*	766,691
3,800	Ciena Corp.*	228,874
176,020	Cisco Systems Inc.	9,652,937
77,087	CommScope Holding Co., Inc.*	767,787
1,507	F5 Inc.*	342,963
8,703	Juniper Networks Inc.	270,924
2,060	Lumentum Holdings Inc.*	178,746
20,342	Motorola Solutions Inc.	5,150,188
142	Ubiquiti Inc.	42,499
1,717	ViaSat Inc.*	76,046

	Total Communications Equipment	17,477,655

Electronic Equipment, Instruments & Components - 0.9%
14,989	Amphenol Corp., Class A Shares	1,207,814
36,061	Arrow Electronics Inc.*	4,386,821
2,133	Avnet Inc.	77,364
16,475	CDW Corp.	3,119,706
4,393	Cognex Corp.	339,359
573	Coherent Inc.*	148,367
19,742	Corning Inc.	732,231
203,645	Flex Ltd.*	3,482,329
1,049	IPG Photonics Corp.*	172,235
3,660	Jabil Inc.	213,964
4,691	Keysight Technologies Inc.*	912,306
672	Littelfuse Inc.	200,578
3,209	National Instruments Corp.	133,238
22,901	TD SYNNEX Corp.	2,369,337
1,200	Teledyne Technologies Inc.*	498,348
6,586	Trimble Inc.*	565,540
4,395	Vontier Corp.	138,486
1,367	Zebra Technologies Corp., Class A Shares*	804,862

	Total Electronic Equipment, Instruments & Components	19,502,885

IT Services - 5.6%
16,346	Accenture PLC, Class A Shares	5,842,060
4,223	Akamai Technologies Inc.*	475,932

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 29.5% - (continued)
IT Services - 5.6% - (continued)
26,878	Alliance Data Systems Corp.	$1,832,004
3,412	Amdocs Ltd.	238,226
10,892	Automatic Data Processing Inc.	2,514,854
3,027	Broadridge Financial Solutions Inc.	510,261
6,623	Cloudflare Inc., Class A Shares*	1,246,714
64,105	Cognizant Technology Solutions Corp., Class A Shares	4,998,908
22,943	Concentrix Corp.	3,808,538
6,378	DXC Technology Co.*	191,276
1,406	EPAM Systems Inc.*	855,621
1,209	Euronet Worldwide Inc.*	122,556
2,785	Fastly Inc., Class A Shares*(a)	113,517
71,013	Fidelity National Information Services Inc.	7,420,859
159,539	Fiserv Inc.*	15,398,704
2,114	FleetCor Technologies Inc.*	437,873
2,131	Gartner Inc.*	665,405
4,386	Genpact Ltd.	211,712
7,531	Global Payments Inc.	896,490
935	Globant SA*	247,784
4,421	GoDaddy Inc., Class A Shares*	310,222
22,969	International Business Machines Corp.	2,689,670
1,998	Jack Henry & Associates Inc.	302,957
4,593	Kyndryl Holdings Inc.*	72,569
61,025	LiveRamp Holdings Inc.*	2,863,903
22,490	MasterCard Inc., Class A Shares	7,082,551
1,619	MongoDB Inc., Class A Shares*	806,424
3,139	Okta Inc., Class A Shares*	675,607
8,190	Paychex Inc.	976,248
60,582	PayPal Holdings Inc.*	11,201,006
8,127	Paysafe Ltd.*(a)	29,501
7,975	Sabre Corp.*	60,052
1,131	Shift4 Payments Inc., Class A Shares*	58,835
5,011	Snowflake Inc., Class A Shares*	1,704,492
647	SolarWinds Corp.	9,317
27,728	Square Inc., Class A Shares*	5,776,574
5,826	StoneCo Ltd., Class A Shares*	90,886
2,536	Switch Inc., Class A Shares	69,360
4,269	Twilio Inc., Class A Shares*	1,221,574
15,973	VeriSign Inc.*	3,832,082
143,930	Visa Inc., Class A Shares	27,889,316
10,789	Western Union Co. (The)	170,682
1,093	WEX Inc.*	138,177
1,405	Wix.com Ltd.*	214,684

	Total IT Services	116,275,983

Semiconductors & Semiconductor Equipment - 6.8%
31,107	Advanced Micro Devices Inc.*	4,926,416
1,049	Allegro MicroSystems Inc.*	32,760
89,236	Analog Devices Inc.	16,084,789
23,529	Applied Materials Inc.	3,463,233
3,870	ASML Holding NV, ADR	3,063,144
31,956	Broadcom Inc.	17,693,398
1,928	Brooks Automation Inc.	218,057
1,290	Cirrus Logic Inc.*	103,432
19,702	Enphase Energy Inc.*	4,925,500
3,537	Entegris Inc.	516,685
2,640	First Solar Inc.*	273,504
103,892	Intel Corp.	5,111,486
3,939	KLA Corp.	1,607,624
3,661	Lam Research Corp.	2,488,931
21,280	Marvell Technology Inc.	1,514,498
13,198	Microchip Technology Inc.	1,101,109

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 29.5% - (continued)
Semiconductors & Semiconductor Equipment - 6.8% - (continued)
28,796	Micron Technology Inc.	$2,418,864
1,387	MKS Instruments Inc.	211,046
1,138	Monolithic Power Systems Inc.	629,837
123,580	NVIDIA Corp.	40,381,001
18,488	NXP Semiconductors NV	4,129,480
10,907	ON Semiconductor Corp.*	670,017
2,887	Qorvo Inc.*	422,166
52,304	QUALCOMM Inc.	9,444,010
68,044	Skyworks Solutions Inc.	10,319,553
4,212	Teradyne Inc.	643,888
23,741	Texas Instruments Inc.	4,567,056
1,113	Universal Display Corp.	159,215
3,205	Wolfspeed Inc.*	392,997
6,428	Xilinx Inc.	1,468,477

	Total Semiconductors & Semiconductor Equipment	138,982,173

Software - 10.9%
37,191	Adobe Inc.*	24,912,391
1,521	Alteryx Inc., Class A Shares*	101,101
3,742	Anaplan Inc.*	160,195
2,268	ANSYS Inc.*	887,877
1,753	Aspen Technology Inc.*	254,238
15,938	Atlassian Corp. PLC, Class A Shares*	5,997,788
5,658	Autodesk Inc.*	1,438,207
2,115	Avalara Inc.*	295,423
3,552	Bentley Systems Inc., Class B Shares(a)	170,460
1,948	Bill.com Holdings Inc.*	547,096
3,891	Black Knight Inc.*	278,090
348	C3.ai Inc., Class A Shares*(a)	12,862
7,057	Cadence Design Systems Inc.*	1,252,335
2,882	CDK Global Inc.	111,360
3,240	Ceridian HCM Holding Inc.*(a)	354,456
3,255	Citrix Systems Inc.	261,800
1,871	Coupa Software Inc.*	367,951
5,022	Crowdstrike Holdings Inc., Class A Shares*	1,090,477
5,972	Datadog Inc., Class A Shares*	1,064,748
24	Datto Holding Corp.*	563
20,823	DocuSign Inc., Class A Shares*	5,129,954
1,598	Dolby Laboratories Inc., Class A Shares	133,289
788	DoubleVerify Holdings Inc.*	24,333
8,031	Dropbox Inc., Class A Shares*	197,643
1,889	Duck Creek Technologies Inc.*	54,007
4,749	Dynatrace Inc.*	298,475
1,680	Elastic NV*	261,173
1,028	Everbridge Inc.*	116,596
739	Fair Isaac Corp.*	260,963
1,780	Five9 Inc.*	253,347
3,403	Fortinet Inc.*	1,130,170
2,122	Guidewire Software Inc.*	246,874
1,127	HubSpot Inc.*	909,388
18,356	Intuit Inc.	11,973,619
1,614	Jamf Holding Corp.*	52,019
5,842	Mandiant Inc.*	99,139
1,575	Manhattan Associates Inc.*	245,952
1,105	McAfee Corp., Class A Shares	28,564
234,013	Microsoft Corp.	77,362,358
646	N-able Inc.*	7,623
1,158	nCino Inc.*(a)	71,935
2,949	NCR Corp.*	114,716
1,533	New Relic Inc.*	169,902
237,008	NortonLifeLock Inc.	5,889,649

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 29.5% - (continued)
Software - 10.9% - (continued)
7,347	Nuance Communications Inc.*	$407,685
5,242	Nutanix Inc., Class A Shares*	174,139
87,723	Oracle Corp.	7,959,985
41,493	Palantir Technologies Inc., Class A Shares*	856,830
15,571	Palo Alto Networks Inc.*	8,516,403
1,325	Paycom Software Inc.*	579,661
1,000	Paylocity Holding Corp.*	252,340
936	Pegasystems Inc.	107,472
2,755	PTC Inc.*	301,893
26,612	RingCentral Inc., Class A Shares*	5,747,660
71,824	salesforce.com Inc.*	20,466,967
16,334	ServiceNow Inc.*	10,579,532
3,277	Smartsheet Inc., Class A Shares*	209,728
52,324	Splunk Inc.*	6,331,204
5,933	SS&C Technologies Holdings Inc.	452,866
3,889	Synopsys Inc.*	1,326,149
2,455	Teradata Corp.*(a)	106,596
10,969	Trade Desk Inc. (The), Class A Shares*	1,134,414
1,032	Tyler Technologies Inc.*	535,587
26,780	UiPath Inc., Class A Shares*(a)	1,292,135
3,877	Unity Software Inc.*	668,356
42,015	VMware Inc., Class A Shares(a)	4,904,831
17,988	Workday Inc., Class A Shares*	4,932,849
3,048	Zendesk Inc.*	311,231
5,485	Zoom Video Communications Inc., Class A Shares*	1,159,584
1,933	Zscaler Inc.*	670,693

	Total Software	224,577,896

Technology Hardware, Storage & Peripherals - 4.4%
473,334	Apple Inc.	78,242,110
90,632	Dell Technologies Inc., Class C Shares*	5,117,989
33,450	Hewlett Packard Enterprise Co.	480,008
31,417	HP Inc.	1,108,392
5,651	NetApp Inc.	502,261
6,763	Pure Storage Inc., Class A Shares*	209,450
86,236	Western Digital Corp.*	4,987,890
4,044	Xerox Holdings Corp.	74,490

	Total Technology Hardware, Storage & Peripherals	90,722,590

	TOTAL INFORMATION TECHNOLOGY	607,539,182

MATERIALS - 2.3%
Chemicals - 1.0%
5,681	Air Products & Chemicals Inc.	1,632,947
3,038	Albemarle Corp.	809,597
1,389	Ashland Global Holdings Inc.	140,386
5,230	Axalta Coating Systems Ltd.*	158,574
2,793	Celanese Corp., Class A Shares	422,749
5,243	CF Industries Holdings Inc.	317,673
3,899	Chemours Co. (The)	115,800
19,076	Corteva Inc.	858,420
1,845	Diversey Holdings Ltd.*	24,317
19,065	Dow Inc.	1,047,240
68,699	DuPont de Nemours Inc.	5,080,978
3,482	Eastman Chemical Co.	363,138
10,783	Ecolab Inc.	2,388,111
6,430	Element Solutions Inc.	147,054
3,287	FMC Corp.	329,325
5,644	Huntsman Corp.	178,858
6,341	International Flavors & Fragrances Inc.	901,500
6,687	LyondellBasell Industries NV, Class A Shares	582,638
8,986	Mosaic Co. (The)	307,501
206	NewMarket Corp.	68,248

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 2.3% - (continued)
Chemicals - 1.0% - (continued)
3,734	Olin Corp.	$202,943
5,998	PPG Industries Inc.	924,712
3,358	RPM International Inc.	305,712
1,063	Scotts Miracle-Gro Co. (The)	154,018
6,267	Sherwin-Williams Co. (The)	2,075,881
4,290	Valvoline Inc.	146,160
645	Westlake Chemical Corp.	59,933

	Total Chemicals	19,744,413

Construction Materials - 0.4%
976	Eagle Materials Inc.	150,519
1,548	Martin Marietta Materials Inc.	624,633
39,914	Vulcan Materials Co.	7,649,119

	Total Construction Materials	8,424,271

Containers & Packaging - 0.7%
39,152	Amcor PLC	443,201
1,603	AptarGroup Inc.	191,703
532	Ardagh Group SA, Class A Shares(c)	13,167
2,198	Avery Dennison Corp.	450,744
8,394	Ball Corp.	784,419
68,625	Berry Global Group Inc.*	4,738,556
55,137	Crown Holdings Inc.	5,833,494
8,029	Graphic Packaging Holding Co.	158,492
9,786	International Paper Co.	445,459
2,379	Packaging Corp. of America	310,674
4,081	Sealed Air Corp.	253,512
2,255	Silgan Holdings Inc.	93,515
2,530	Sonoco Products Co.	147,069
6,829	WestRock Co.	296,310

	Total Containers & Packaging	14,160,315

Metals & Mining - 0.2%
4,920	Alcoa Corp.	228,928
12,002	Cleveland-Cliffs Inc.*(a)	244,241
38,187	Freeport-McMoRan Inc.	1,415,974
20,555	Newmont Corp.	1,128,881
7,652	Nucor Corp.	813,101
1,729	Reliance Steel & Aluminum Co.	256,981
1,575	Royal Gold Inc.	157,547
2,488	Southern Copper Corp.	145,548
5,185	Steel Dynamics Inc.	310,063
7,044	United States Steel Corp.	159,265

	Total Metals & Mining	4,860,529

Paper & Forest Products - 0.0%
2,685	Louisiana-Pacific Corp.	175,465
945	Sylvamo Corp.*	28,615

	Total Paper & Forest Products	204,080

	TOTAL MATERIALS	47,393,608

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
3,855	Alexandria Real Estate Equities Inc.	771,270
3,252	American Campus Communities Inc.	168,258
7,498	American Homes 4 Rent, Class A Shares	300,595
11,600	American Tower Corp.	3,044,768
6,551	Americold Realty Trust	213,825
4,211	Apartment Income REIT Corp.	213,750
3,662	AvalonBay Communities Inc.	874,742
4,108	Boston Properties Inc.	443,007
7,025	Brixmor Property Group Inc.	159,749
2,331	Camden Property Trust	385,105
1,145	CoreSite Realty Corp.	195,852
3,533	Cousins Properties Inc.	133,406

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 3.0% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.9% - (continued)
61,755	Crown Castle International Corp	$11,217,796
5,512	CubeSmart	297,207
3,036	CyrusOne Inc.	270,265
7,158	Digital Realty Trust Inc.	1,200,683
4,687	Douglas Emmett Inc.	153,593
9,617	Duke Realty Corp.	560,960
1,544	EPR Properties	71,209
6,426	Equinix Inc.	5,219,197
4,552	Equity LifeStyle Properties Inc.	370,078
56,726	Equity Residential	4,839,295
1,622	Essex Property Trust Inc.	550,572
3,325	Extra Space Storage Inc.	665,000
1,863	Federal Realty Investment Trust	228,534
3,495	First Industrial Realty Trust Inc.	211,133
6,025	Gaming and Leisure Properties Inc.	271,848
5,203	Healthcare Trust of America Inc., Class A Shares	176,694
14,215	Healthpeak Properties Inc.	467,105
2,392	Highwoods Properties Inc.	103,334
17,954	Host Hotels & Resorts Inc.*	281,878
3,404	Hudson Pacific Properties Inc.	82,853
14,954	Invitation Homes Inc.	604,740
7,439	Iron Mountain Inc.	338,028
3,749	JBG SMITH Properties	104,185
2,816	Kilroy Realty Corp.	181,716
13,705	Kimco Realty Corp.	307,266
2,171	Lamar Advertising Co., Class A Shares	237,203
2,020	Life Storage Inc.	266,923
15,026	Medical Properties Trust Inc.	319,904
2,986	Mid-America Apartment Communities Inc.	615,862
4,215	National Retail Properties Inc.	185,881
6,439	Omega Healthcare Investors Inc.	179,906
1,400	Orion Office REIT Inc.*	24,878
5,285	Park Hotels & Resorts Inc.*	87,942
18,943	Prologis Inc.	2,855,657
32,493	Public Storage	10,637,558
3,920	Rayonier Inc.	148,058
14,003	Realty Income Corp.	951,084
4,316	Regency Centers Corp.	299,271
3,653	Rexford Industrial Realty Inc.	256,002
2,820	SBA Communications Corp., Class A Shares	969,516
8,376	Simon Property Group Inc.	1,280,188
1,970	SL Green Realty Corp.(a)	136,777
3,020	Spirit Realty Capital Inc.	134,571
6,651	STORE Capital Corp.	219,084
2,979	Sun Communities Inc.	561,780
7,735	UDR Inc.	438,807
9,569	Ventas Inc.	448,977
14,169	VICI Properties Inc.(a)	385,397
4,250	Vornado Realty Trust	170,595
11,046	Welltower Inc.	879,483
18,839	Weyerhaeuser Co.	708,535
4,750	WP Carey Inc.	362,662

	Total Equity Real Estate Investment Trusts (REITs)	59,441,997

Real Estate Management & Development - 0.1%
8,676	CBRE Group Inc., Class A Shares*	829,165
1,168	Howard Hughes Corp. (The)*	95,764
1,315	Jones Lang LaSalle Inc.*	308,907
9,134	Opendoor Technologies Inc.*	144,683
1,606	Zillow Group Inc., Class A Shares*	86,901
4,320	Zillow Group Inc., Class C Shares*	234,446

	Total Real Estate Management & Development	1,699,866

	TOTAL REAL ESTATE	61,141,863

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.6%
Electric Utilities - 1.2%
6,596	Alliant Energy Corp.	$361,395
12,737	American Electric Power Co., Inc.	1,032,334
1,630	Avangrid Inc.(a)	82,511
19,966	Duke Energy Corp.	1,936,902
76,202	Edison International	4,974,467
4,986	Entergy Corp.	500,295
5,978	Evergy Inc.	378,407
8,658	Eversource Energy	712,294
25,056	Exelon Corp.	1,321,203
14,317	FirstEnergy Corp.	539,178
2,283	Hawaiian Electric Industries Inc.	86,731
1,429	IDACORP Inc.	149,502
50,403	NextEra Energy Inc.	4,373,972
105,453	NRG Energy Inc.	3,798,417
4,805	OGE Energy Corp.	164,908
40,254	PG&E Corp.*	478,217
2,875	Pinnacle West Capital Corp.	187,019
20,356	PPL Corp.	566,507
27,184	Southern Co. (The)	1,660,942
13,856	Xcel Energy Inc.	883,043

	Total Electric Utilities	24,188,244

Gas Utilities - 0.0%
3,419	Atmos Energy Corp.	308,804
2,437	National Fuel Gas Co.	140,883
5,280	UGI Corp.	217,800

	Total Gas Utilities	667,487

Independent Power & Renewable Electricity Producers - 0.0%
17,459	AES Corp. (The)	408,191
3,364	Brookfield Renewable Corp., Class A Shares	124,569
12,544	Vistra Corp.	249,375

	Total Independent Power & Renewable Electricity Producers	782,135

Multi-Utilities - 0.3%
6,502	Ameren Corp.	530,498
15,312	CenterPoint Energy Inc.	396,734
7,243	CMS Energy Corp.	426,251
8,935	Consolidated Edison Inc.	693,713
20,700	Dominion Energy Inc.	1,473,840
5,074	DTE Energy Co.	549,717
5,142	MDU Resources Group Inc.	140,017
10,108	NiSource Inc.	247,747
12,827	Public Service Enterprise Group Inc.	801,559
8,321	Sempra Energy	997,438
7,920	WEC Energy Group Inc.	688,486

	Total Multi-Utilities	6,946,000

Water Utilities - 0.1%
4,599	American Water Works Co., Inc.	775,254
5,667	Essential Utilities Inc.	267,879

	Total Water Utilities	1,043,133

	TOTAL UTILITIES	33,626,999

	TOTAL COMMON STOCKS (Cost - $916,449,483)	1,973,070,092

CLOSED END MUTUAL FUND SECURITY - 1.0%
FINANCIALS - 1.0%
Capital Markets - 1.0%
278,711	iShares® Core S&P U.S. Value ETF, Common Class Shares(a) (Cost - $15,841,905)	20,003,089

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $932,291,388)	1,993,073,181

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Face Amount†
SHORT-TERM INVESTMENTS (d) - 4.1%
MONEY MARKET FUND - 1.0%
$ 20,227,290		Invesco STIT - Government & Agency Portfolio, 0.026%, Institutional Class(e) (Cost - $20,227,290)	$20,227,290

TIME DEPOSITS - 3.1%
5,243,977		ANZ National Bank - London, 0.005% due 12/1/21	5,243,977
28,035,529		Barclays Bank PLC - London, 0.005% due 12/1/21	28,035,529
21,356,444		BNP Paribas - Paris, 0.005% due 12/1/21	21,356,444
283,784		DNB - Oslo, 0.005% due 12/1/21	283,784
29,804	CAD	Royal Bank of Canada - Toronto, 0.005% due 12/1/21	23,327
9,447,346		Sumitomo Mitsui Banking Corp. - Tokyo, 0.005% due 12/1/21	9,447,346

		TOTAL TIME DEPOSITS (Cost - $64,390,407)	64,390,407

		TOTAL SHORT-TERM INVESTMENTS (Cost - $84,617,697)	84,617,697

		TOTAL INVESTMENTS - 100.9% (Cost - $1,016,909,085)	2,077,690,878

		Liabilities in Excess of Other Assets - (0.9)%	(18,292,016)

		TOTAL NET ASSETS - 100.0%	$2,059,398,862

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security. As of November 30, 2021, total cost and total market value of affiliated securities amounted to $829,362 and $3,318,036, respectively.

Underlying Security	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Depreciation	Dividend/Interest Income	Ending Value as of November 30, 2021
Morgan Stanley	$ 3,824,540	$ —	$ (164,161)	$ 124,781	$ (467,124)	$ 24,495	$ 3,318,036

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.1%.
(e)	Represents investments of collateral received from securities lending transactions.

At November 30, 2021, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$1,016,909,085	$1,095,848,970	$(34,788,704)	$1,061,060,266

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	29.5%
Consumer Discretionary	13.5
Health Care	12.3
Financials	10.3
Industrials	9.5
Communication Services	8.7
Consumer Staples	4.4
Real Estate	3.0
Materials	2.3
Energy	1.8
Utilities	1.6
Short-Term Investments	3.1

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At November 30, 2021, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index December Futures	62	12/21	$13,868,292	$14,155,375	$287,083
S&P MidCap 400 E-mini Index December Futures	4	12/21	1,091,090	1,082,480	(8,610)

					$278,473

At November 30, 2021, Large Cap Equity Fund had deposited cash of $763,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.8%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.1%
387	Anterix Inc.*	$23,282
382	ATN International Inc.	14,596
861	Bandwidth Inc., Class A Shares*	61,699
1,594	Cogent Communications Holdings Inc.	119,438
2,589	Consolidated Communications Holdings Inc.*	19,469
1,476	EchoStar Corp., Class A Shares*	40,398
22,070	Globalstar Inc.*(a)	30,677
987	IDT Corp., Class B Shares*	53,574
4,427	Iridium Communications Inc.*	170,218
1,068	Liberty Latin America Ltd., Class A Shares*	12,133
6,269	Liberty Latin America Ltd., Class C Shares*	70,464
694	Ooma Inc.*	13,054
2,173	Radius Global Infrastructure Inc., Class A Shares*	35,855

	Total Diversified Telecommunication Services	664,857

Entertainment - 0.9%
19,342	AMC Entertainment Holdings Inc., Class A Shares*(a)	656,467
260	Chicken Soup For The Soul Entertainment Inc., Class A Shares*	3,419
4,048	Cinemark Holdings Inc.*(a)	62,825
1,058	CuriosityStream Inc.*(a)	7,670
33,290	Endeavor Group Holdings Inc., Class A Shares*	936,115
12,661	Eros STX Global Corp.*	4,597
1,783	IMAX Corp.*	29,402
409	Liberty Media Corp-Liberty Braves, Class A Shares*	11,399
1,308	Liberty Media Corp-Liberty Braves, Class C Shares*	35,983
954	Liberty Media Corp-Liberty Formula One, Class A Shares*	54,960
7,469	Liberty Media Corp-Liberty Formula One, Class C Shares*	455,011
2,158	Lions Gate Entertainment Corp., Class A Shares*	31,615
100,904	Lions Gate Entertainment Corp., Class B Shares*	1,377,340
2,144	LiveOne Inc.*(a)	3,924
980	Madison Square Garden Entertainment Corp.*	64,798
710	Madison Square Garden Sports Corp., Class A Shares*	122,312
962	Marcus Corp. (The)*	16,806
3,922	Playtika Holding Corp.*(a)	67,458
11,077	Skillz Inc., Class A Shares*(a)	102,905
14,061	World Wrestling Entertainment Inc., Class A Shares(a)	694,051
149,165	Zynga Inc., Class A Shares*	899,465

	Total Entertainment	5,638,522

Interactive Media & Services - 0.2%
3,540	Cargurus Inc., Class A Shares*	132,750
2,397	Cars.com Inc.*	39,982
2,786	Eventbrite Inc., Class A Shares*	42,069
770	EverQuote Inc., Class A Shares*	10,148
4,919	fuboTV Inc.*(a)	96,511
3,362	Liberty TripAdvisor Holdings Inc., Class A Shares*	7,262
847	MediaAlpha Inc., Class A Shares*	13,061
297	Outbrain Inc.*	4,482
1,773	QuinStreet Inc.*	27,145
3,707	TripAdvisor Inc.*	95,863
6,105	TrueCar Inc.*	20,085
5,446	Vimeo Inc.*	105,162
2,658	Yelp Inc., Class A Shares*	91,116
1,632	Ziff Davis Inc.*	185,836

	Total Interactive Media & Services	871,472

Media - 1.3%
3,111	Advantage Solutions Inc.*	22,493

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 2.5% - (continued)
Media - 1.3% - (continued)
1,090	AMC Networks Inc., Class A Shares*	$42,085
714	Boston Omaha Corp., Class A Shares*	20,456
1,577	Cable One Inc.	2,794,539
1,197	Cardlytics Inc.*	80,893
12,778	Clear Channel Outdoor Holdings Inc., Class A Shares*	39,228
2,881	comScore Inc.*	9,997
59,075	Criteo SA, ADR*	2,218,857
52	Daily Journal Corp.*	18,945
930	Emerald Holding Inc.*	3,674
4,856	Entercom Communications Corp., Class A Shares*	11,994
2,331	Entravision Communications Corp., Class A Shares	17,319
2,127	EW Scripps Co. (The), Class A Shares	39,413
2,051	Fluent Inc.*	3,815
4,982	Gannett Co., Inc.*	25,458
3,196	Gray Television Inc.	65,902
634	Hemisphere Media Group Inc., Class A Shares*	4,818
4,201	iHeartMedia Inc., Class A Shares*	82,382
598	Integral Ad Science Holding Corp.*	13,419
14,817	Interpublic Group of Cos., Inc. (The)	491,776
1,618	John Wiley & Sons Inc., Class A Shares	84,104
3,028	Loyalty Ventures Inc.*	86,904
4,855	Magnite Inc.*	85,594
1,496	Meredith Corp.*	88,264
2,403	National CineMedia Inc.	6,728
6,227	New York Times Co. (The), Class A Shares	295,782
15,248	News Corp., Class A Shares	329,662
4,602	News Corp., Class B Shares	99,173
1,525	Nexstar Media Group Inc., Class A Shares	227,987
983	Scholastic Corp.	37,000
1,711	Sinclair Broadcast Group Inc., Class A Shares	39,918
2,480	Stagwell Inc.*	19,146
959	TechTarget Inc.*	92,668
8,318	TEGNA Inc.	164,280
240	Thryv Holdings Inc.*	9,382
1,957	WideOpenWest Inc.*	36,400

	Total Media	7,710,455

Wireless Telecommunication Services - 0.0%
2,361	Gogo Inc.*	30,268
1,800	Shenandoah Telecommunications Co.	45,702
3,805	Telephone & Data Systems Inc.	67,272
688	Telesat Corp.*	21,177
629	United States Cellular Corp.*	18,310

	Total Wireless Telecommunication Services	182,729

	TOTAL COMMUNICATION SERVICES	15,068,035

CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.5%
3,540	Adient PLC*	150,273
3,962	American Axle & Manufacturing Holdings Inc.*	35,103
9,034	BorgWarner Inc.	390,992
697	Cooper-Standard Holdings Inc.*	16,094
5,426	Dana Inc.	116,659
998	Dorman Products Inc.*	110,758
1,582	Fox Factory Holding Corp.*	278,068
8,987	Gentex Corp.	309,422
1,241	Gentherm Inc.*	104,802
10,362	Goodyear Tire & Rubber Co. (The)*	208,380
927	LCI Industries	141,154
2,340	Lear Corp.	392,629
2,059	Modine Manufacturing Co.*	21,331
833	Motorcar Parts of America Inc.*	13,361

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.6% - (continued)
Auto Components - 0.5% - (continued)
851	Patrick Industries Inc.	$67,884
8,250	QuantumScape Corp., Class A Shares*(a)	237,930
768	Standard Motor Products Inc.	38,431
864	Stoneridge Inc.*	18,861
2,530	Tenneco Inc., Class A Shares*	26,565
1,029	Visteon Corp.*	108,992
1,550	XL Fleet Corp.*(a)	7,037
674	XPEL Inc.*	48,454

	Total Auto Components	2,843,180

Automobiles - 0.1%
1,123	Arcimoto Inc.*(a)	11,488
3,983	Canoo Inc.*	47,677
6,095	Fisker Inc.*(a)	130,372
5,771	Harley-Davidson Inc.	211,392
3,583	Lordstown Motors Corp., Class A Shares*(a)	16,768
2,007	Thor Industries Inc.	212,160
1,210	Winnebago Industries Inc.(a)	87,386
4,467	Workhorse Group Inc.*(a)	26,087

	Total Automobiles	743,330

Distributors - 0.1%
1,089	Funko Inc., Class A Shares*	17,794
421	Greenlane Holdings Inc., Class A Shares*(a)	505
1,472	Pool Corp.	815,665

	Total Distributors	833,964

Diversified Consumer Services - 0.5%
2,671	2U Inc.*	63,543
1,859	Adtalem Global Education Inc.*	55,157
753	American Public Education Inc.*	14,224
13,014	Bright Horizons Family Solutions Inc.*	1,600,071
612	Carriage Services Inc., Class A Shares	31,665
5,384	Chegg Inc.*	149,944
2,139	Coursera Inc.*	64,149
307	European Wax Center Inc., Class A Shares*	8,280
3,240	Frontdoor Inc.*	111,974
146	Graham Holdings Co., Class B Shares	82,712
1,683	Grand Canyon Education Inc.*	121,967
6,747	H&R Block Inc.	159,769
4,756	Houghton Mifflin Harcourt Co.*	74,003
3,711	Laureate Education Inc., Class A Shares	37,110
1,462	Mister Car Wash Inc.*(a)	23,480
2,159	OneSpaWorld Holdings Ltd.*	20,359
2,485	Perdoceo Education Corp.*	24,477
1,598	PowerSchool Holdings Inc., Class A Shares*	32,040
888	Regis Corp.*	2,415
6,181	Service Corp. International	408,935
1,195	StoneMor Inc.*	2,940
915	Strategic Education Inc.	48,953
1,513	Stride Inc.*	51,639
4,709	Terminix Global Holdings Inc.*	175,740
3,317	Vivint Smart Home Inc.*	34,961
1,923	WW International Inc.*	32,345

	Total Diversified Consumer Services	3,432,852

Hotels, Restaurants & Leisure - 1.8%
2,216	Accel Entertainment Inc., Class A Shares*	28,210
8,981	Aramark	299,965
1,215	Bally’s Corp.*	46,583
43	Biglari Holdings Inc., Class B Shares*	6,100
806	BJ’s Restaurants Inc.*	24,067
3,308	Bloomin’ Brands Inc.*	58,452
629	Bluegreen Vacations Holding Corp., Class A Shares*	18,700

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.6% - (continued)
Hotels, Restaurants & Leisure - 1.8% - (continued)
3,086	Boyd Gaming Corp.*	$180,870
1,693	Brinker International Inc.*	58,578
1,399	Carrols Restaurant Group Inc.	4,001
1,124	Century Casinos Inc.*	14,668
1,689	Cheesecake Factory Inc. (The)*	64,723
1,304	Choice Hotels International Inc.	187,189
7,001	Churchill Downs Inc.	1,569,764
783	Chuy’s Holdings Inc.*	22,441
885	Cracker Barrel Old Country Store Inc.	107,988
1,609	Dave & Buster’s Entertainment Inc.*	52,260
1,338	Del Taco Restaurants Inc.	10,249
2,231	Denny’s Corp.*	30,899
605	Dine Brands Global Inc.*	43,451
3,295	Drive Shack Inc.*	5,634
756	El Pollo Loco Holdings Inc.*	9,541
388	Esports Technologies Inc.*	11,229
3,184	Everi Holdings Inc.*	66,036
586	F45 Training Holdings Inc.*	6,235
689	Fiesta Restaurant Group Inc.*	6,428
1,323	Full House Resorts Inc.*	11,854
1,648	GAN Ltd.*	15,936
617	Golden Entertainment Inc.*	28,327
1,525	Golden Nugget Online Gaming Inc.*	19,017
2,191	Hall of Fame Resort & Entertainment Co.*	4,075
3,210	Hilton Grand Vacations Inc.*	152,475
1,785	Hyatt Hotels Corp., Class A Shares*	140,604
65,389	International Game Technology PLC	1,766,811
813	Jack in the Box Inc.	67,154
697	Krispy Kreme Inc.(a)	10,141
164	Kura Sushi USA Inc., Class A Shares*	10,430
1,296	Lindblad Expeditions Holdings Inc.*	18,157
1,568	Marriott Vacations Worldwide Corp.	239,355
472	Monarch Casino & Resort Inc.*	31,799
142	Nathan’s Famous Inc.	8,739
232	NEOGAMES SA*	7,730
1,665	Noodles & Co., Class A Shares*	17,133
13,907	Norwegian Cruise Line Holdings Ltd.*(a)	271,326
786	ONE Group Hospitality Inc.(The)*	10,304
1,240	Papa John’s International Inc.	151,181
6,303	Penn National Gaming Inc.*	322,903
3,134	Planet Fitness Inc., Class A Shares*	256,016
121,980	Playa Hotels & Resorts NV*	868,498
1,121	PlayAGS Inc.*	8,071
285	RCI Hospitality Holdings Inc.	18,043
612	Red Robin Gourmet Burgers Inc.*	9,976
2,303	Red Rock Resorts Inc., Class A Shares	109,485
2,127	Rush Street Interactive Inc.*	37,946
1,380	Ruth’s Hospitality Group Inc.*	23,460
3,604	Scientific Games Corp., Class A Shares*	230,368
11,637	SeaWorld Entertainment Inc.*	686,467
1,391	Shake Shack Inc., Class A Shares*	101,529
2,878	Six Flags Entertainment Corp.*	105,248
1,394	Target Hospitality Corp.*	5,144
2,623	Texas Roadhouse Inc., Class A Shares	217,552
3,202	Travel + Leisure Co.	157,602
1,545	Vail Resorts Inc.	512,492
6,678	Wendy’s Co. (The)	137,433
5,548	Wingstop Inc.	891,009
3,447	Wyndham Hotels & Resorts Inc.	273,968
430	Xponential Fitness Inc., Class A Shares*	8,364

	Total Hotels, Restaurants & Leisure	10,898,383

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.6% - (continued)
Household Durables - 1.3%
803	Aterian Inc.*(a)	$3,919
372	Bassett Furniture Industries Inc.	5,669
971	Beazer Homes USA Inc.*	19,070
1,304	Casper Sleep Inc.*(a)	8,528
347	Cavco Industries Inc.*	103,229
1,124	Century Communities Inc.	79,883
778	Ethan Allen Interiors Inc.	17,505
263	Flexsteel Industries Inc.	7,464
4,683	GoPro Inc., Class A Shares*	46,830
1,090	Green Brick Partners Inc.*	27,196
302	Hamilton Beach Brands Holding Co., Class A Shares	4,530
904	Helen of Troy Ltd.*	217,412
530	Hooker Furnishings Corp.	12,582
208	Hovnanian Enterprises Inc., Class A Shares*	19,866
888	Installed Building Products Inc.	114,632
1,046	iRobot Corp.*	79,402
13,694	KB Home	547,623
1,658	La-Z-Boy Inc.	55,361
368	Legacy Housing Corp.*	9,189
5,013	Leggett & Platt Inc.	202,475
822	LGI Homes Inc.*	118,089
500	Lifetime Brands Inc.	8,120
618	Lovesac Co. (The)*	39,107
1,058	M/I Homes Inc.*	59,132
2,144	MDC Holdings Inc.	102,569
1,405	Meritage Homes Corp.*	158,568
2,133	Mohawk Industries Inc.*	358,067
46,925	Newell Brands Inc.	1,007,480
10,044	PulteGroup Inc.	502,501
2,062	Purple Innovation Inc., Class A Shares*	21,280
1,970	Skyline Champion Corp.*	154,152
410	Snap One Holdings Corp.*	8,995
4,502	Sonos Inc.*	142,488
4,538	Taylor Morrison Home Corp., Class A Shares*	140,950
33,807	Tempur Sealy International Inc.	1,448,292
4,249	Toll Brothers Inc.	269,684
6,395	TopBuild Corp.*	1,725,307
783	Traeger Inc.*	10,109
4,226	Tri Pointe Homes Inc.*	105,523
2,354	Tupperware Brands Corp.*	36,817
475	Universal Electronics Inc.*	17,195
659	VOXX International Corp., Class A Shares*	6,781
2,416	Vuzix Corp.*(a)	26,020
552	Weber Inc., Class A Shares*(a)	7,430

	Total Household Durables	8,057,021

Internet & Direct Marketing Retail - 0.5%
24,867	1-800-Flowers.com Inc., Class A Shares*(a)	740,539
331	1stdibs.com Inc.*(a)	4,266
1,949	CarParts.com Inc.*	24,109
362	Duluth Holdings Inc., Class B Shares*	5,021
929	Groupon Inc., Class A Shares*	19,193
617	Lands’ End Inc.*	14,197
937	Liquidity Services Inc.*	21,242
1,611	Overstock.com Inc.*(a)	143,798
809	PetMed Express Inc.(a)	22,134
2,866	Porch Group Inc.*(a)	60,301
3,250	Quotient Technology Inc.*	22,782
14,055	Qurate Retail Inc., Class A Shares	112,440

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.6% - (continued)
Internet & Direct Marketing Retail - 0.5% - (continued)
2,868	RealReal Inc. (The)*	$44,655
1,348	Revolve Group Inc., Class A Shares*	102,677
878	Shutterstock Inc	100,101
2,203	Stitch Fix Inc., Class A Shares*(a)	54,855
5,301	Wayfair Inc., Class A Shares*(a)	1,313,800
283	Xometry Inc., Class A Shares*(a)	14,068

	Total Internet & Direct Marketing Retail	2,820,178

Leisure Products - 0.4%
1,279	Acushnet Holdings Corp.	69,552
597	American Outdoor Brands Inc.*	14,083
3,492	AMMO Inc.*(a)	21,650
11,820	BRP Inc.	935,080
2,937	Brunswick Corp.	275,814
4,331	Callaway Golf Co.*	116,764
989	Clarus Corp.	26,100
425	Escalade Inc.	7,229
11,385	Genius Brands International Inc.*(a)	14,117
1,555	Hayward Holdings Inc.*	38,066
182	Johnson Outdoors Inc., Class A Shares	18,935
922	Latham Group Inc.*	23,760
769	Malibu Boats Inc., Class A Shares*	53,423
338	Marine Products Corp.	3,995
798	MasterCraft Boat Holdings Inc.*	21,833
13,148	Mattel Inc.*	278,869
1,281	Nautilus Inc.*	8,775
2,153	Polaris Inc.	240,684
1,794	Smith & Wesson Brands Inc.	40,814
642	Sturm Ruger & Co., Inc.	46,025
2,161	Vista Outdoor Inc.*	94,371
3,228	YETI Holdings Inc.*	297,493

	Total Leisure Products	2,647,432

Multiline Retail - 0.2%
1,280	Big Lots Inc.(a)	55,527
226	Dillard’s Inc., Class A Shares(a)	61,901
1,020	Franchise Group Inc.	48,705
5,910	Kohl’s Corp.	302,769
11,787	Macy’s Inc.(a)	335,930
4,158	Nordstrom Inc.*(a)	88,025
2,453	Ollie’s Bargain Outlet Holdings Inc.*(a)	151,816

	Total Multiline Retail	1,044,673

Specialty Retail - 2.2%
1,199	Aaron’s Co., Inc. (The)	26,618
2,298	Abercrombie & Fitch Co., Class A Shares*	82,728
2,916	Academy Sports & Outdoors Inc.*	130,112
5,689	American Eagle Outfitters Inc.(a)	147,288
245	America’s Car-Mart Inc.*	24,044
4,394	Arko Corp.*	41,435
725	Asbury Automotive Group Inc.*	118,639
1,706	AutoNation Inc.*	211,288
1,564	Barnes & Noble Education Inc.*	10,979
3,936	Bed Bath & Beyond Inc.*(a)	72,147
855	Big 5 Sporting Goods Corp.(a)	20,289
1,094	Boot Barn Holdings Inc.*	133,840
1,110	Buckle Inc. (The)	52,214
14,701	Caleres Inc.	347,091
1,600	Camping World Holdings Inc., Class A Shares(a)	70,176
2,993	CarLotz Inc.*(a)	8,859
12,357	CarMax Inc.*	1,745,426
597	Cato Corp. (The), Class A Shares	9,821
40,742	Chico’s FAS Inc.*	233,452

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.6% - (continued)
Specialty Retail - 2.2% - (continued)
6,678	Children’s Place Inc. (The)*	$577,847
297	Citi Trends Inc.*	25,186
707	Conn’s Inc.*	15,469
1,274	Container Store Group Inc. (The)*	14,817
35,687	Designer Brands Inc., Class A Shares*	488,198
2,377	Dick’s Sporting Goods Inc.	279,440
7,136	Five Below Inc.*	1,451,748
3,842	Floor & Decor Holdings Inc., Class A Shares*	495,272
3,381	Foot Locker Inc.	154,309
2,424	GameStop Corp., Class A Shares*(a)	475,613
7,581	Gap Inc. (The)	125,314
538	Genesco Inc.*	34,002
661	Group 1 Automotive Inc.	128,730
2,023	GrowGeneration Corp.*(a)	32,975
1,476	Guess? Inc.	33,284
560	Haverty Furniture Cos., Inc.	16,750
593	Hibbett Inc	46,224
452	JOANN Inc.	4,131
569	Kirkland’s Inc.*	12,285
289	Lazydays Holdings Inc.*	5,846
5,177	Leslie’s Inc.*	108,510
1,110	Lithia Motors Inc., Class A Shares	323,376
960	Lumber Liquidators Holdings Inc.*	14,726
762	MarineMax Inc.*	40,592
18,924	Monro Inc.	1,060,123
911	Murphy USA Inc.	157,904
29,766	National Vision Holdings Inc.*	1,429,959
24,226	ODP Corp. (The)*	914,774
396	OneWater Marine Inc., Class A Shares	20,267
3,799	Party City Holdco Inc.*	20,895
1,207	Penske Automotive Group Inc.	120,241
2,090	Petco Health & Wellness Co., Inc., Class A Shares*(a)	40,065
2,473	Rent-A-Center Inc.	109,232
647	RH*	377,317
4,219	Sally Beauty Holdings Inc.*	82,650
2,516	Shift Technologies Inc.*	11,599
716	Shoe Carnival Inc.	27,996
1,957	Signet Jewelers Ltd.	190,103
866	Sleep Number Corp.*(a)	69,090
801	Sonic Automotive Inc., Class A Shares	35,973
1,503	Sportsman’s Warehouse Holdings Inc.*	25,596
945	Tilly’s Inc., Class A Shares	14,194
416	Torrid Holdings Inc.*(a)	6,768
505	TravelCenters of America Inc.*	26,371
2,563	Urban Outfitters Inc.*(a)	81,170
4,326	Vroom Inc.*(a)	59,829
2,900	Williams-Sonoma Inc.	565,036
138	Winmark Corp.	34,790
778	Zumiez Inc.*	35,601

	Total Specialty Retail	13,908,633

Textiles, Apparel & Luxury Goods - 1.0%
5,806	Capri Holdings Ltd.*	343,831
14,578	Carter’s Inc.	1,472,815
1,502	Columbia Sportswear Co.	146,490
2,318	Crocs Inc.*	380,198
1,034	Deckers Outdoor Corp.*	419,184
1,945	Fossil Group Inc.*	23,243
1,646	G-III Apparel Group Ltd.*	48,787
13,084	Hanesbrands Inc.	211,307
1,943	Kontoor Brands Inc.	104,767

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.6% - (continued)
Textiles, Apparel & Luxury Goods - 1.0% - (continued)
613	Movado Group Inc.	$27,505
594	Oxford Industries Inc.	56,751
858	PLBY Group Inc.*	32,904
2,675	PVH Corp.	285,637
1,780	Ralph Lauren Corp., Class A Shares	206,551
279	Rocky Brands Inc.	9,913
4,953	Skechers USA Inc., Class A Shares*	222,489
3,056	Steven Madden Ltd.	145,007
468	Superior Group of Cos., Inc.	10,464
10,860	Tapestry Inc.	435,703
6,921	Under Armour Inc., Class A Shares*	163,266
7,666	Under Armour Inc., Class C Shares*	153,857
548	Unifi Inc.*	11,163
1,143	Vera Bradley Inc.*	10,870
36,904	Wolverine World Wide Inc.	1,148,822

	Total Textiles, Apparel & Luxury Goods	6,071,524

	TOTAL CONSUMER DISCRETIONARY	53,301,170

CONSUMER STAPLES - 4.0%
Beverages - 0.1%
351	Boston Beer Co., Inc. (The), Class A Shares*	158,361
2,020	Celsius Holdings Inc.*	138,188
177	Coca-Cola Consolidated Inc.	100,991
815	Duckhorn Portfolio Inc.(The)*	15,656
500	MGP Ingredients Inc.	38,990
1,082	National Beverage Corp.(a)	56,199
5,343	NewAge Inc.*	6,038
5,840	Primo Water Corp.	97,061
414	Zevia PBC, Class A Shares*	3,167

	Total Beverages	614,651

Food & Staples Retailing - 0.3%
5,882	Albertsons Cos., Inc., Class A Shares(a)	206,988
1,177	Andersons Inc. (The)	39,994
5,165	BJ’s Wholesale Club Holdings Inc.*	341,665
1,397	Casey’s General Stores Inc.	271,423
1,493	Chefs’ Warehouse Inc. (The)*	46,388
3,290	Grocery Outlet Holding Corp.*	95,278
1,410	HF Foods Group Inc.*	10,067
495	Ingles Markets Inc., Class A Shares	38,006
450	MedAvail Holdings Inc.*	779
321	Natural Grocers by Vitamin Cottage Inc.	4,128
5,679	Performance Food Group Co.*	228,920
880	PriceSmart Inc.	63,114
2,046	Rite Aid Corp.*	25,207
1,254	SpartanNash Co.	30,008
4,318	Sprouts Farmers Market Inc.*	114,254
2,098	United Natural Foods Inc.*	104,313
8,327	US Foods Holding Corp.*	261,634
334	Village Super Market Inc., Class A Shares	7,101
574	Weis Markets Inc.	36,133

	Total Food & Staples Retailing	1,925,400

Food Products - 1.8%
2,617	AppHarvest Inc.*(a)	13,111
2,403	B&G Foods Inc.(a)	72,402
2,159	Beyond Meat Inc.*(a)	151,691
5,352	Bunge Ltd.	463,323
13,960	Calavo Growers Inc.	565,938
68,404	Cal-Maine Foods Inc.	2,466,648
6,099	Darling Ingredients Inc.*	411,805
7,048	Flowers Foods Inc.	181,979
1,214	Fresh Del Monte Produce Inc.	30,059

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.0% - (continued)
Food Products - 1.8% - (continued)
1,538	Freshpet Inc.*	$166,135
22,364	Hain Celestial Group Inc. (The)*	881,813
4,910	Hostess Brands Inc., Class A Shares*	83,421
2,540	Ingredion Inc.	236,550
1,671	J&J Snack Foods Corp.	228,225
323	John B Sanfilippo & Son Inc.	26,615
247	Laird Superfood Inc.*	3,293
5,497	Lamb Weston Holdings Inc.	285,404
704	Lancaster Colony Corp.	102,925
954	Landec Corp.*	7,584
584	Limoneira Co.	8,538
15,866	Mission Produce Inc.*	280,987
1,791	Pilgrim’s Pride Corp.*	50,291
2,219	Post Holdings Inc.*(a)	214,355
15,801	Sanderson Farms Inc.	2,967,112
11	Seaboard Corp.	42,790
272	Seneca Foods Corp., Class A Shares*	11,617
3,185	Simply Good Foods Co. (The)*	117,749
2,386	Tattooed Chef Inc.*(a)	38,391
626	Tootsie Roll Industries Inc.	19,688
33,617	TreeHouse Foods Inc.*	1,233,744
2,141	Utz Brands Inc.	30,210
1,002	Vital Farms Inc.*(a)	16,944
1,493	Whole Earth Brands Inc.*	15,766

	Total Food Products	11,427,103

Household Products - 0.8%
409	Central Garden & Pet Co.*	19,706
1,476	Central Garden & Pet Co., Class A Shares*	63,985
4,426	Clorox Co. (The)	720,774
2,530	Energizer Holdings Inc.(a)	94,091
26,253	Henkel AG & Co. KGaA, ADR	490,144
22,437	Kimberly-Clark Corp.	2,923,765
205	Oil-Dri Corp. of America	6,826
2,016	Reynolds Consumer Products Inc.	58,827
1,583	Spectrum Brands Holdings Inc.	158,458
512	WD-40 Co.(a)	114,867

	Total Household Products	4,651,443

Personal Products - 1.0%
3,253	Beauty Health Co.(The)*	84,448
180,271	Beiersdorf AG, ADR	3,608,124
1,469	BellRing Brands Inc., Class A Shares*	31,613
12,784	Coty Inc., Class A Shares*	124,388
2,018	Edgewell Personal Care Co.	85,684
1,866	elf Beauty Inc.*	56,204
26,244	Herbalife Nutrition Ltd.*	980,476
1,001	Honest Co., Inc.(The)*	8,549
667	Inter Parfums Inc.	58,583
437	Medifast Inc.	89,908
462	Nature’s Sunshine Products Inc.	7,854
17,291	Nu Skin Enterprises Inc., Class A Shares(a)	758,729
325	Revlon Inc., Class A Shares*	3,695
463	USANA Health Sciences Inc.*	46,170
2,601	Veru Inc.*	19,508

	Total Personal Products	5,963,933

Tobacco - 0.0%
6,185	22nd Century Group Inc.*	15,524
592	Turning Point Brands Inc.	22,496
903	Universal Corp.	42,053
5,354	Vector Group Ltd.	83,201

	Total Tobacco	163,274

	TOTAL CONSUMER STAPLES	24,745,804

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.6%
Energy Equipment & Services - 0.4%
4,852	Archrock Inc.	$35,856
818	Aspen Aerogels Inc.*	46,757
873	Bristow Group Inc.*	25,928
2,002	Cactus Inc., Class A Shares	73,073
7,556	ChampionX Corp.*	154,218
759	DMC Global Inc.*	27,704
14,109	Dril-Quip Inc.*	269,623
1,119	Expro Group Holdings NV*	15,677
354	FTS International Inc., Class A Shares*	9,324
5,833	Helix Energy Solutions Group Inc.*	17,732
3,858	Helmerich & Payne Inc.	86,612
6,678	ION Geophysical Corp.*(a)	11,620
3,535	Liberty Oilfield Services Inc., Class A Shares*	32,522
245	Nabors Industries Ltd.*	19,958
1,206	National Energy Services Reunited Corp.*	11,951
3,902	Newpark Resources Inc.*	10,653
91,653	NexTier Oilfield Solutions Inc.*	329,951
14,471	NOV Inc.*	172,494
32,436	Oceaneering International Inc.*	346,741
45,866	Oil States International Inc.*	232,082
23,556	Patterson-UTI Energy Inc.	166,305
3,491	ProPetro Holding Corp.*	28,696
2,530	RPC Inc.*	10,196
2,584	Select Energy Services Inc., Class A Shares*	14,806
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	9,179
55,482	TechnipFMC PLC*	314,583
33,980	TETRA Technologies Inc.*	88,688
1,765	Tidewater Inc.*	18,409
2,577	US Silica Holdings Inc.*	24,997

	Total Energy Equipment & Services	2,606,335

Oil, Gas & Consumable Fuels - 2.2%
979	Aemetis Inc.*(a)	18,366
2,981	Alto Ingredients Inc.*	15,531
133	Altus Midstream Co., Class A Shares(a)	8,430
12,572	Antero Midstream Corp.	122,074
10,741	Antero Resources Corp.*	188,612
14,241	APA Corp.	366,991
567	Arch Resources Inc.	43,937
2,217	Berry Corp.	18,046
1,559	Brigham Minerals Inc., Class A Shares	32,365
3,103	California Resources Corp.	121,234
1,495	Callon Petroleum Co.*(a)	76,006
6,558	Centennial Resource Development Inc., Class A Shares*	40,856
384	Centrus Energy Corp., Class A Shares*	21,308
3,913	Chesapeake Energy Corp.	232,980
1,808	Civitas Resources Inc.	92,407
5,798	Clean Energy Fuels Corp.*	41,572
35,217	CNX Resources Corp.*	480,360
4,462	Comstock Resources Inc.*	36,098
1,221	CONSOL Energy Inc.*	26,801
6,026	Contango Oil & Gas Co.*(a)	20,970
2,473	Continental Resources Inc.(a)	109,653
30,104	Coterra Energy Inc.	604,488
1,267	CVR Energy Inc.	19,778
2,451	Delek US Holdings Inc.	38,432
1,886	Denbury Inc.*	150,163
62,839	Devon Energy Corp.	2,643,008

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.6% - (continued)
Oil, Gas & Consumable Fuels - 2.2% - (continued)
5,099	DHT Holdings Inc.	$28,299
14,068	Diamondback Energy Inc.	1,501,478
1,250	Dorian LPG Ltd.	15,388
988	Earthstone Energy Inc., Class A Shares*	10,097
5,540	Energy Fuels Inc.*	48,253
11,522	EQT Corp.*	223,872
15,307	Equitrans Midstream Corp.	147,253
1,579	Falcon Minerals Corp.	7,327
4,438	Frontline Ltd.*	30,400
7,302	Gevo Inc.*(a)	41,987
3,827	Golar LNG Ltd.*	45,159
1,457	Green Plains Inc.*	56,313
287	HighPeak Energy Inc.(a)	3,900
5,676	HollyFrontier Corp.	183,448
1,714	International Seaways Inc.	25,024
14,531	Kosmos Energy Ltd.*	53,183
445	Laredo Petroleum Inc.*	26,211
5,236	Magnolia Oil & Gas Corp., Class A Shares	99,327
29,631	Marathon Oil Corp.	458,984
4,152	Matador Resources Co.	163,049
5,495	Murphy Oil Corp.	146,057
919	New Fortress Energy Inc., Class A Shares	22,874
6,391	Nordic American Tankers Ltd.	12,654
1,962	Northern Oil & Gas Inc.	39,986
758	Oasis Petroleum Inc.	90,884
10,183	Ovintiv Inc.	353,961
1,868	Par Pacific Holdings Inc.*	25,293
3,451	PBF Energy Inc., Class A Shares*	43,241
24,374	PDC Energy Inc.	1,229,181
2,885	Peabody Energy Corp.*	28,735
50,745	Range Resources Corp.*	992,572
589	Ranger Oil Corp., Class A Shares*	15,856
1,678	Renewable Energy Group Inc.*(a)	80,175
219	REX American Resources Corp.*	19,929
112	Riley Exploration Permian Inc.	1,968
1,980	Scorpio Tankers Inc.	27,542
3,649	SFL Corp., Ltd.	30,433
4,503	SM Energy Co.	130,587
25,476	Southwestern Energy Co.*	114,132
1,504	Talos Energy Inc.*	14,995
8,482	Targa Resources Corp.	437,926
2,758	Teekay Corp.*	9,157
971	Teekay Tankers Ltd., Class A Shares*	10,904
13,031	Tellurian Inc.*	42,481
222	Texas Pacific Land Corp.	268,347
8,473	Uranium Energy Corp.*	33,214
7,355	Ur-Energy Inc.*	10,959
4,209	W&T Offshore Inc.*	14,479
1,477	Whiting Petroleum Corp.*	95,547
2,353	World Fuel Services Corp.	58,801

	Total Oil, Gas & Consumable Fuels	13,142,288

	TOTAL ENERGY	15,748,623

FINANCIALS - 13.0%
Banks - 5.1%
692	1st Source Corp.	32,005
673	Allegiance Bancshares Inc.	27,209
634	Amalgamated Financial Corp.	10,727
727	Amerant Bancorp Inc., Class A Shares*	20,465
450	American National Bankshares Inc.	16,461
2,483	Ameris Bancorp	120,848

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.0% - (continued)
Banks - 5.1% - (continued)
579	Arrow Financial Corp.	$19,975
6,207	Associated Banc-Corp.	135,933
658	Atlantic Capital Bancshares Inc.*	18,385
2,861	Atlantic Union Bankshares Corp.	93,011
2,241	Banc of California Inc.	43,901
622	BancFirst Corp.	39,578
1,925	Bancorp Inc. (The)*	54,420
292	Bank First Corp.	20,507
1,644	Bank of Hawaii Corp.	131,158
518	Bank of Marin Bancorp	17,944
1,851	Bank of NT Butterfield & Son Ltd. (The)	68,172
4,623	Bank OZK	206,694
67,026	BankUnited Inc.(a)	2,656,911
7,184	Banner Corp.	411,500
482	Bar Harbor Bankshares	13,771
25,371	Berkshire Hills Bancorp Inc.	677,659
659	Blue Ridge Bankshares Inc.	11,737
1,141	BOK Financial Corp.	117,763
2,784	Brookline Bancorp Inc.	42,957
783	Bryn Mawr Bank Corp.	34,922
797	Business First Bancshares Inc.	21,917
863	Byline Bancorp Inc.	22,412
5,650	Cadence Bank	165,093
257	Cambridge Bancorp	22,816
546	Camden National Corp.	25,018
297	Capital Bancorp Inc.	7,891
632	Capital City Bank Group Inc.	16,754
779	Capstar Financial Holdings Inc.	16,227
946	Carter Bankshares Inc.*	13,726
3,134	Cathay General Bancorp	131,346
674	CBTX Inc.	18,737
1,125	Central Pacific Financial Corp.	30,116
3,716	CIT Group Inc.	182,307
722	Citizens & Northern Corp.	17,862
547	City Holding Co.	42,918
563	Civista Bancshares Inc.	13,247
656	CNB Financial Corp.	17,286
367	Coastal Financial Corp.*	16,049
2,679	Columbia Banking System Inc.	88,032
19,595	Comerica Inc.	1,617,175
4,005	Commerce Bancshares Inc.	279,549
1,978	Community Bank System Inc.	139,765
589	Community Trust Bancorp Inc.	24,738
1,357	ConnectOne Bancorp Inc.	44,102
1,918	CrossFirst Bankshares Inc.*	26,833
2,159	Cullen/Frost Bankers Inc.	271,797
1,108	Customers Bancorp Inc.*	63,865
4,777	CVB Financial Corp.	91,288
1,275	Dime Community Bancshares Inc.	43,732
1,155	Eagle Bancorp Inc.	65,084
5,332	East West Bancorp Inc.	410,564
6,405	Eastern Bankshares Inc.	128,933
403	Enterprise Bancorp Inc.	15,886
1,317	Enterprise Financial Services Corp.	61,069
542	Equity Bancshares Inc., Class A Shares	17,626
1,023	Farmers National Banc Corp.	17,995
1,241	FB Financial Corp.	53,239
171	Fidelity D&D Bancorp Inc.(a)	8,723
660	Financial Institutions Inc.	20,328
8,636	First Bancorp	148,289

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.0% - (continued)
Banks - 5.1% - (continued)
488	First Bancorp Inc. (The)	$14,777
718	First Bancshares Inc. (The)	27,901
727	First Bank	10,520
1,886	First Busey Corp.	48,470
228	First Citizens BancShares Inc., Class A Shares(a)	183,307
3,394	First Commonwealth Financial Corp.	51,012
744	First Community Bancshares Inc.	24,329
3,392	First Financial Bancorp	78,016
4,840	First Financial Bankshares Inc.	241,613
372	First Financial Corp.	16,167
1,415	First Foundation Inc.	35,969
5,367	First Hawaiian Inc.	140,884
20,733	First Horizon Corp.	334,423
357	First Internet Bancorp	15,462
1,520	First Interstate BancSystem Inc., Class A Shares	62,016
2,343	First Merchants Corp.	93,462
677	First Mid Bancshares Inc.	28,454
4,221	First Midwest Bancorp Inc.	83,280
905	First of Long Island Corp. (The)	18,960
155	Five Star Bancorp.	4,602
1,082	Flushing Financial Corp.	25,557
12,957	FNB Corp.	151,079
14,335	Fulton Financial Corp.	226,350
1,003	German American Bancorp Inc.	39,247
4,165	Glacier Bancorp Inc.	226,159
438	Great Southern Bancorp Inc.	24,366
2,044	Great Western Bancorp Inc.	68,576
344	Guaranty Bancshares Inc.	12,642
3,230	Hancock Whitney Corp.	154,329
1,156	Hanmi Financial Corp.	25,975
1,727	HarborOne Bancorp Inc.	23,988
538	HBT Financial Inc.	9,684
1,517	Heartland Financial USA Inc.	72,057
2,046	Heritage Commerce Corp.	22,424
1,265	Heritage Financial Corp.	29,639
2,384	Hilltop Holdings Inc.	81,128
6,279	Home BancShares Inc.	150,256
718	HomeStreet Inc.	35,448
632	HomeTrust Bancshares Inc.	18,979
4,339	Hope Bancorp Inc.	62,265
1,537	Horizon Bancorp Inc.	29,818
590	Howard Bancorp Inc.*	12,189
123,446	Huntington Bancshares Inc.	1,831,939
4,891	Independent Bank Corp.	339,836
1,403	Independent Bank Group Inc.	97,410
2,019	International Bancshares Corp.	84,818
8,594	Investors Bancorp Inc.	127,965
1,802	Lakeland Bancorp Inc.	32,238
910	Lakeland Financial Corp.	64,264
1,181	Live Oak Bancshares Inc.	105,227
1,475	Macatawa Bank Corp.	12,419
604	Mercantile Bank Corp.	20,282
1,175	Meta Financial Group Inc.	70,230
785	Metrocity Bankshares Inc.	21,116
305	Metropolitan Bank Holding Corp.*	28,954
367	Mid Penn Bancorp Inc.	11,546
906	Midland States Bancorp Inc.	21,563
475	MidWestOne Financial Group Inc.	14,630
396	MVB Financial Corp.	16,264
30,829	National Bank Holdings Corp., Class A Shares	1,313,932

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.0% - (continued)
Banks - 5.1% - (continued)
1,570	NBT Bancorp Inc.	$56,693
393	Nicolet Bankshares Inc.*	28,025
197	Northrim BanCorp Inc.	7,988
2,169	OceanFirst Financial Corp.	44,703
1,838	OFG Bancorp	44,296
6,181	Old National Bancorp.	109,156
1,045	Old Second Bancorp Inc.	12,906
813	Origin Bancorp Inc.	34,300
454	Orrstown Financial Services Inc.	10,624
24,185	Pacific Premier Bancorp Inc.	937,169
24,758	PacWest Bancorp	1,107,673
540	Park National Corp.	70,249
732	Peapack Gladstone Financial Corp.	24,215
927	Peoples Bancorp Inc.	28,589
314	Peoples Financial Services Corp.	14,880
16,846	People’s United Financial Inc.	287,056
2,795	Pinnacle Financial Partners Inc.	266,671
2,991	Popular Inc.	232,760
386	Preferred Bank	26,306
950	Primis Financial Corp.	14,516
3,356	Prosperity Bancshares Inc.	239,216
532	QCR Holdings Inc.	28,696
632	RBB Bancorp	15,459
148	Red River Bancshares Inc.	7,814
514	Reliant Bancorp Inc.	17,101
2,046	Renasant Corp.	74,536
341	Republic Bancorp Inc., Class A Shares	17,469
1,597	Republic First Bancorp Inc.*	5,398
1,383	S&T Bancorp Inc.	41,366
1,733	Sandy Spring Bancorp Inc.	81,330
2,006	Seacoast Banking Corp. of Florida	67,743
1,871	ServisFirst Bancshares Inc.	150,410
651	Sierra Bancorp	16,392
5,991	Signature Bank	1,811,079
3,687	Silvergate Capital Corp., Class A Shares*	753,918
4,008	Simmons First National Corp., Class A Shares	116,673
475	SmartFinancial Inc.	12,193
359	South Plains Financial Inc.	8,975
351	Southern First Bancshares Inc.*	20,544
1,166	Southside Bancshares Inc.	47,514
2,612	SouthState Corp.	204,102
414	Spirit of Texas Bancshares Inc.	11,509
7,166	Sterling Bancorp	177,788
842	Stock Yards Bancorp Inc.	50,377
512	Summit Financial Group Inc.	12,800
5,457	Synovus Financial Corp.	247,148
30,599	Texas Capital Bancshares Inc.*	1,723,336
530	Tompkins Financial Corp.	41,425
9,191	Towne Bank	281,153
1,015	TriCo Bancshares	42,792
1,191	TriState Capital Holdings Inc.*	35,623
880	Triumph Bancorp Inc.*	112,068
2,347	Trustmark Corp.	71,842
7,815	UMB Financial Corp.	786,033
8,974	Umpqua Holdings Corp.	171,044
5,011	United Bankshares Inc.	179,043
16,433	United Community Banks Inc.	563,159
1,083	Univest Financial Corp.	29,858
59,879	Valley National Bancorp	804,774
1,762	Veritex Holdings Inc.	69,828

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.0% - (continued)
Banks - 5.1% - (continued)
637	Washington Trust Bancorp Inc.	$34,271
3,383	Webster Financial Corp.	182,310
2,361	WesBanco Inc.	76,851
691	West Bancorporation Inc.	21,442
949	Westamerica Bancorp	51,037
12,016	Western Alliance Bancorp	1,319,116
2,137	Wintrust Financial Corp.	187,052
6,066	Zions Bancorp NA	382,643

	Total Banks	31,458,384

Capital Markets - 2.5%
1,554	Affiliated Managers Group Inc.	264,382
5,204	Ares Management Corp., Class A Shares	422,357
2,212	Artisan Partners Asset Management Inc., Class A Shares	98,943
601	Assetmark Financial Holdings Inc.*	15,241
56	Associated Capital Group Inc., Class A Shares	2,212
755	B. Riley Financial Inc.	58,460
12,413	BGC Partners Inc., Class A Shares	55,486
1,759	Blucora Inc.*	28,478
2,171	Brightsphere Investment Group Inc.(a)	65,195
6,159	Carlyle Group Inc. (The)	336,836
4,120	Cboe Global Markets Inc.	531,233
15,003	Cohen & Steers Inc.	1,346,819
1,094	Cowen Inc., Class A Shares	38,706
114	Diamond Hill Investment Group Inc.	21,898
1,047	Donnelley Financial Solutions Inc.*	48,916
6,013	Evercore Inc., Class A Shares	834,003
1,434	FactSet Research Systems Inc.	671,929
3,540	Federated Hermes Inc., Class B Shares	119,333
2,237	Focus Financial Partners Inc., Class A Shares*	137,665
205	GAMCO Investors Inc., Class A Shares	5,018
1,354	GCM Grosvenor Inc., Class A Shares(a)	15,517
659	Greenhill & Co., Inc.	11,242
1,271	Hamilton Lane Inc., Class A Shares	134,434
1,929	Houlihan Lokey Inc., Class A Shares	209,374
12,618	Invesco Ltd.	281,760
6,444	Janus Henderson Group PLC	275,352
8,281	Jefferies Financial Group Inc.	311,200
3,788	Lazard Ltd., Class A Shares	161,445
3,087	LPL Financial Holdings Inc.	486,542
2,299	Moelis & Co., Class A Shares	140,952
4,440	Moody’s Corp.	1,734,442
886	Morningstar Inc.	274,952
6,013	Nasdaq Inc.	1,222,022
22,252	Northern Trust Corp.	2,574,556
3,916	Open Lending Corp., Class A Shares*	91,008
296	Oppenheimer Holdings Inc., Class A Shares	14,516
654	Piper Sandler Cos	108,400
901	PJT Partners Inc., Class A Shares	68,548
805	Pzena Investment Management Inc., Class A Shares	7,551
735	Sculptor Capital Management Inc., Class A Shares	13,318
4,094	SEI Investments Co.	244,125
42,170	SLR Investment Corp.(a)	803,338
16,288	StepStone Group Inc., Class A Shares.	673,835
3,860	Stifel Financial Corp.	274,099
644	StoneX Group Inc.*	36,177
3,455	Virtu Financial Inc., Class A Shares	97,362
276	Virtus Investment Partners Inc.	82,077
4,904	WisdomTree Investments Inc.	30,111

	Total Capital Markets	15,481,365

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.0% - (continued)
Consumer Finance - 0.3%
216	Atlanticus Holdings Corp.*	$12,837
330	Credit Acceptance Corp.*(a)	206,217
874	Curo Group Holdings Corp.	14,500
1,132	Encore Capital Group Inc.*(a)	66,041
1,323	Enova International Inc.*	50,433
2,154	EZCORP Inc., Class A Shares*	15,940
1,493	FirstCash Inc.	95,313
2,003	Green Dot Corp., Class A Shares*	71,908
3,663	LendingClub Corp.*	119,853
433	LendingTree Inc.*	49,093
6,202	Navient Corp.	122,365
633	Nelnet Inc., Class A Shares	54,565
3,928	OneMain Holdings Inc., Class A Shares	195,575
788	Oportun Financial Corp.*	16,918
1,703	PRA Group Inc.*	72,309
2,482	PROG Holdings Inc.*(a)	111,988
276	Regional Management Corp.	15,610
2,285	Santander Consumer USA Holdings Inc.	95,399
12,210	SLM Corp.	217,094
1,701	Upstart Holdings Inc.*	348,518
155	World Acceptance Corp.*	31,840

	Total Consumer Finance	1,984,316

Diversified Financial Services - 0.2%
699	Alerus Financial Corp.	21,040
356	A-Mark Precious Metals Inc.	24,653
1,063	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	17,274
3,161	Cannae Holdings Inc.*	93,471
329	Marlin Business Services Corp.	7,551
14,039	Voya Financial Inc.	872,383

	Total Diversified Financial Services	1,036,372

Insurance - 4.1%
2,317	Alleghany Corp.*	1,498,821
1,588	Ambac Financial Group Inc.*	23,725
3,093	American Equity Investment Life Holding Co.	104,018
2,561	American Financial Group Inc.	342,175
281	American National Group Inc.	53,179
695	AMERISAFE Inc.	36,898
1,168	Argo Group International Holdings Ltd.	63,399
2,218	Assurant Inc.	337,358
2,651	Assured Guaranty Ltd.	129,819
4,371	Athene Holding Ltd., Class A Shares*	358,072
2,907	Axis Capital Holdings Ltd.	144,420
1,571	Bright Health Group Inc.*(a)	5,231
3,359	Brighthouse Financial Inc.*	163,281
8,845	Brown & Brown Inc.	569,706
46,419	BRP Group Inc., Class A Shares*	1,719,360
9,056	Chubb Ltd.	1,625,280
2,289	Citizens Inc., Class A Shares*	12,979
4,804	CNO Financial Group Inc.	108,859
698	Crawford & Co., Class A Shares	5,088
558	Donegal Group Inc., Class A Shares	7,589
22,067	eHealth Inc.*	487,239
1,059	Employers Holdings Inc.	40,888
466	Enstar Group Ltd.*	103,965
951	Erie Indemnity Co., Class A Shares(a)	176,705
11,010	Everest Re Group Ltd.	2,822,744
4,025	First American Financial Corp.	298,575
19,054	Genworth Financial Inc., Class A Shares*	72,786
3,903	Globe Life Inc.	337,766
1,888	GoHealth Inc., Class A Shares*	6,684

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.0% - (continued)
Insurance - 4.1% - (continued)
664	Goosehead Insurance Inc., Class A Shares	$87,196
1,274	Greenlight Capital Re Ltd., Class A Shares*	8,612
1,347	Hanover Insurance Group Inc. (The)	163,997
10,609	Hartford Financial Services Group Inc. (The)	701,255
289	HCI Group Inc.	31,906
931	Heritage Insurance Holdings Inc.	6,200
1,539	Horace Mann Educators Corp.	57,051
214	Independence Holding Co.	12,091
67	Investors Title Co.	14,472
1,352	James River Group Holdings Ltd.	35,747
2,269	Kemper Corp.	125,521
801	Kinsale Capital Group Inc.	166,608
1,436	Lemonade Inc.*(a)	71,010
2,760	Maiden Holdings Ltd.*	8,280
2,186	Markel Corp.*	2,611,877
1,900	MBIA Inc.*	22,344
1,007	Mercury General Corp.	51,377
2,942	MetLife Inc.	172,578
1,474	MetroMile Inc.*	3,744
103	National Western Life Group Inc., Class A Shares	20,976
380	NI Holdings Inc.*	7,045
10,573	Old Republic International Corp.	253,329
8,391	Palomar Holdings Inc.*	613,214
6,424	Primerica Inc.	945,292
1,954	ProAssurance Corp.	44,942
9,339	Reinsurance Group of America Inc., Class A Shares	886,364
1,753	RenaissanceRe Holdings Ltd.	270,155
1,490	RLI Corp.	153,142
537	Safety Insurance Group Inc.	41,494
2,222	Selective Insurance Group Inc.	167,850
5,013	Selectquote Inc.*	45,117
3,163	SiriusPoint Ltd.*	24,355
657	State Auto Financial Corp.	33,809
1,010	Stewart Information Services Corp.	71,932
845	Tiptree Inc.	11,010
26,098	Travelers Cos., Inc. (The)	3,835,101
758	Trean Insurance Group Inc.*	6,375
1,427	Trupanion Inc.*	175,978
843	United Fire Group Inc.	17,636
904	United Insurance Holdings Corp.	3,734
1,145	Universal Insurance Holdings Inc.	17,255
7,696	Unum Group	177,778
115	White Mountains Insurance Group Ltd.	115,333
17,386	WR Berkley Corp.	1,332,463

	Total Insurance	25,280,154

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
302	AFC Gamma Inc.	6,532
19,898	AGNC Investment Corp.	304,240
286	Angel Oak Mortgage Inc.	4,665
5,296	Apollo Commercial Real Estate Finance Inc.	71,655
5,234	Arbor Realty Trust Inc.	91,857
1,519	Ares Commercial Real Estate Corp.	22,360
3,036	ARMOUR Residential REIT Inc.	29,722
5,968	Blackstone Mortgage Trust Inc., Class A Shares	179,040
2,969	BrightSpire Capital Inc., Class A Shares	27,760
4,840	Broadmark Realty Capital Inc.	43,560
8,909	Chimera Investment Corp.	141,653
1,234	Dynex Capital Inc.	20,632
1,694	Ellington Financial Inc.	28,070
1,156	Franklin BSP Realty Trust Inc.*	17,733

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.0% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.4% - (continued)
1,891	Granite Point Mortgage Trust Inc.	$23,316
885	Great Ajax Corp.	11,186
2,868	Hannon Armstrong Sustainable Infrastructure Capital Inc.	163,132
11,351	Invesco Mortgage Capital Inc.	34,053
1,123	KKR Real Estate Finance Trust Inc.	23,167
4,155	Ladder Capital Corp., Class A Shares	47,325
16,609	MFA Financial Inc.	71,253
16,414	New Residential Investment Corp.	174,481
14,271	New York Mortgage Trust Inc.	53,231
4,625	Orchid Island Capital Inc., Class A Shares	20,905
3,691	PennyMac Mortgage Investment Trust	64,113
2,050	Ready Capital Corp.	31,488
4,246	Redwood Trust Inc.	54,434
10,384	Starwood Property Trust Inc.	259,185
2,181	TPG RE Finance Trust Inc.	26,608
11,798	Two Harbors Investment Corp.	69,372

	Total Mortgage Real Estate Investment Trusts (REITs)	2,116,728

Thrifts & Mortgage Finance - 0.4%
2,112	Axos Financial Inc.*	119,560
936	Blue Foundry Bancorp*	13,638
835	Bridgewater Bancshares Inc.*	14,270
4,776	Capitol Federal Financial Inc.	54,255
1,379	Columbia Financial Inc.*	25,153
4,140	Essent Group Ltd.	172,141
346	Federal Agricultural Mortgage Corp., Class C Shares	42,115
1,390	Finance Of America Cos Inc., Class A Shares*	5,699
1,968	Flagstar Bancorp Inc.	91,591
342	FS Bancorp Inc.	11,101
52	Hingham Institution for Savings	20,311
274	Home Bancorp Inc.	11,081
437	Home Point Capital Inc.	1,682
2,579	Kearny Financial Corp.	32,779
760	Luther Burbank Corp.	10,480
391	Merchants Bancorp	17,834
12,732	MGIC Investment Corp.	179,521
2,661	Mr Cooper Group Inc.*	104,497
18,092	New York Community Bancorp Inc.	216,742
3,127	NMI Holdings Inc., Class A Shares*	61,289
1,560	Northfield Bancorp Inc.	26,286
4,687	Northwest Bancshares Inc.	62,243
321	Ocwen Financial Corp.*	10,234
584	PCSB Financial Corp.	10,629
1,233	PennyMac Financial Services Inc.	78,086
545	Pioneer Bancorp Inc.*	6,802
1,321	Premier Financial Corp.	38,837
580	Provident Bancorp Inc.	10,504
2,839	Provident Financial Services Inc.	66,830
7,529	Radian Group Inc.	153,366
324	Southern Missouri Bancorp Inc.	17,305
1,823	TFS Financial Corp.	32,814
651	TrustCo Bank Corp. NY	21,262
3,455	UWM Holdings Corp.(a)	23,805
342	Velocity Financial Inc.*	4,131
1,100	Walker & Dunlop Inc.	154,759
2,546	Washington Federal Inc.	82,720
896	Waterstone Financial Inc.	18,592
9,954	WSFS Financial Corp.	494,913

	Total Thrifts & Mortgage Finance	2,519,857

	TOTAL FINANCIALS	79,877,176

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.2%
Biotechnology - 3.1%
828	2seventy bio Inc.*	$21,810
754	4D Molecular Therapeutics Inc.*	17,342
438	89bio Inc.*	5,786
4,420	ACADIA Pharmaceuticals Inc.*	84,864
326	Acumen Pharmaceuticals Inc.*	2,575
776	Adagio Therapeutics Inc.*	36,503
825	Adicet Bio Inc.*	8,778
870	Aduro Biotech*(b)(c)	2,610
3,265	Adverum Biotechnologies Inc.*	5,681
1,772	Aeglea BioTherapeutics Inc.*	11,057
321	Aerovate Therapeutics Inc.*(a)	4,401
4,001	Affimed NV*	27,287
8,092	Agenus Inc.*	25,490
2,197	Agios Pharmaceuticals Inc.*	78,257
6,518	Akebia Therapeutics Inc.*	17,664
1,055	Akero Therapeutics Inc.*	22,429
989	Akouos Inc.*	7,605
720	Albireo Pharma Inc.*	17,273
1,990	Aldeyra Therapeutics Inc.*	15,263
2,163	Alector Inc.*	44,666
769	Aligos Therapeutics Inc.*	11,781
5,977	Alkermes PLC*	131,016
1,306	Allakos Inc.*	102,325
2,526	Allogene Therapeutics Inc.*	46,706
1,036	Allovir Inc.*	18,089
460	Alpine Immune Sciences Inc.*(a)	4,982
1,330	Altimmune Inc.*	13,952
662	ALX Oncology Holdings Inc.*	21,290
9,800	Amicus Therapeutics Inc.*	104,958
800	AnaptysBio Inc.*	25,880
2,991	Anavex Life Sciences Corp.*(a)	58,025
599	Anika Therapeutics Inc.*	23,439
1,278	Annexon Inc.*	20,819
2,414	Apellis Pharmaceuticals Inc.*	101,581
1,013	Applied Molecular Transport Inc.*	17,221
730	Applied Therapeutics Inc.*	8,380
2,125	AquaBounty Technologies Inc.*	5,568
3,139	Arbutus Biopharma Corp.*	10,045
758	Arcturus Therapeutics Holdings Inc.*	30,131
1,688	Arcus Biosciences Inc.*(a)	73,934
1,135	Arcutis Biotherapeutics Inc.*	18,807
3,557	Ardelyx Inc.*	4,055
2,280	Arena Pharmaceuticals Inc.*	124,237
3,790	Arrowhead Pharmaceuticals Inc.*	265,490
8,020	Ascendis Pharma AS, ADR*	1,098,900
3,062	Atara Biotherapeutics Inc.*	54,779
3,372	Athenex Inc.*	5,968
8,338	Athersys Inc.*(a)	8,838
4,796	Atossa Therapeutics Inc.*	10,887
1,027	Atreca Inc., Class A Shares*	3,687
2,121	Avalo Therapeutics Inc.*	4,242
2,239	Avid Bioservices Inc.*	68,424
1,298	Avidity Biosciences Inc.*	28,984
975	Avita Medical Inc.*	13,416
1,397	Avrobio Inc.*	5,364
1,864	Beam Therapeutics Inc.*	147,536
777	Beyondspring Inc.*(a)	9,922
587	BioAtla Inc.*	14,822
6,635	BioCryst Pharmaceuticals Inc.*	80,018

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.2% - (continued)
Biotechnology - 3.1% - (continued)
2,084	Biohaven Pharmaceutical Holding Co., Ltd.*	$233,908
336	Biomea Fusion Inc.*(a)	4,056
654	Bioxcel Therapeutics Inc.*	14,996
922	Black Diamond Therapeutics Inc.*	5,532
2,485	Bluebird Bio Inc.*	25,123
15,501	Blueprint Medicines Corp.*(a)	1,491,196
795	Bolt Biotherapeutics Inc.*(a)	7,370
4,010	Bridgebio Pharma Inc.*	162,405
971	Brooklyn ImmunoTherapeutics Inc.*	5,777
1,415	C4 Therapeutics Inc.*	52,525
1,472	Cardiff Oncology Inc.*	8,273
1,882	CareDx Inc.*	81,189
685	Caribou Biosciences Inc.*	12,734
3,160	Catalyst Pharmaceuticals Inc.*	22,120
320	Celcuity Inc.*	4,832
1,713	Celldex Therapeutics Inc.*	65,265
1,447	CEL-SCI Corp.*(a)	14,861
401	Century Therapeutics Inc.*(a)	7,663
1,490	Cerevel Therapeutics Holdings Inc.*	46,473
2,000	ChemoCentryx Inc.*	72,560
3,006	Chimerix Inc.*	18,908
1,280	Chinook Therapeutics Inc.*	20,493
900	Clene Inc.*	5,121
4,071	Clovis Oncology Inc.*(a)	12,864
637	Codiak Biosciences Inc.*	8,122
1,507	Cogent Biosciences Inc.*(a)	11,935
44,203	Coherus Biosciences Inc.*	820,850
742	Cortexyme Inc.*(a)	9,653
1,490	Crinetics Pharmaceuticals Inc.*	40,707
1,143	Cue Biopharma Inc.*	14,013
940	Cullinan Oncology Inc.*	16,920
2,955	Curis Inc.*	14,420
253	Cyteir Therapeutics Inc.*(a)	4,202
2,959	Cytokinetics Inc.*	116,407
2,753	CytomX Therapeutics Inc.*	18,197
367	Day One Biopharmaceuticals Inc.*(a)	6,742
1,442	Deciphera Pharmaceuticals Inc.*	12,444
3,405	Denali Therapeutics Inc.*	157,515
975	DermTech Inc.*	19,578
543	Design Therapeutics Inc.*(a)	9,090
2,590	Dicerna Pharmaceuticals Inc.*	98,446
4,026	Dynavax Technologies Corp.*(a)	65,020
1,231	Dyne Therapeutics Inc.*	17,493
423	Eagle Pharmaceuticals Inc.*	20,169
2,556	Editas Medicine Inc., Class A Shares*(a)	83,479
1,397	Eiger BioPharmaceuticals Inc.*	8,592
226	Eliem Therapeutics Inc.*(a)	3,252
13,416	Emergent BioSolutions Inc.*	591,914
710	Enanta Pharmaceuticals Inc.*	62,679
3,809	Epizyme Inc.*	12,455
724	Erasca Inc.*	10,259
1,296	Evelo Biosciences Inc.*	11,172
487	Exagen Inc.*	5,006
11,660	Exelixis Inc.*	195,771
16,830	Fate Therapeutics Inc.*	925,818
3,071	FibroGen Inc.*	38,418
290	Finch Therapeutics Group Inc.*(a)	4,820
784	Foghorn Therapeutics Inc.*	9,071
1,285	Forma Therapeutics Holdings Inc.*	18,620
457	Forte Biosciences Inc.*	1,216

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.2% - (continued)
Biotechnology - 3.1% - (continued)
3,102	Fortress Biotech Inc.*	$8,841
1,265	Frequency Therapeutics Inc.*	6,452
1,609	G1 Therapeutics Inc.*	20,756
875	Gemini Therapeutics Inc., Class A Shares*	2,415
1,631	Generation Bio Co.*	28,004
11,885	Geron Corp.*	17,590
2,188	Global Blood Therapeutics Inc.*	61,833
2,509	Gossamer Bio Inc.*	27,198
552	Graphite Bio Inc.*(a)	4,979
162	Greenwich Lifesciences Inc.*(a)	5,092
1,646	Gritstone bio Inc.*	21,727
972	GT Biopharma Inc.*	3,956
5,265	Halozyme Therapeutics Inc.*	173,113
764	Harpoon Therapeutics Inc.*	4,691
3,376	Heron Therapeutics Inc.*	31,903
1,849	Homology Medicines Inc.*	9,337
627	Hookipa Pharma Inc.*	2,025
1,841	Humanigen Inc.*	11,156
9,151	iBio Inc.*	6,818
476	Icosavax Inc.*(a)	10,072
1,149	Ideaya Biosciences Inc.*	25,278
297	IGM Biosciences Inc.*	14,826
325	Imago Biosciences Inc.*	7,270
267	Immuneering Corp., Class A Shares*(a)	6,042
621	Immunic Inc.*	5,297
2,754	ImmunityBio Inc.*	21,454
7,281	ImmunoGen Inc.*	44,924
1,336	Immunovant Inc.*	10,287
339	Impel Neuropharma Inc.*(a)	3,132
3,573	Infinity Pharmaceuticals Inc.*	7,753
1,000	Inhibrx Inc.*	40,430
7,670	Inovio Pharmaceuticals Inc.*(a)	55,531
606	Inozyme Pharma Inc.*	4,812
4,282	Insmed Inc.*	117,841
708	Instil Bio Inc.*	15,562
2,675	Intellia Therapeutics Inc.*	307,652
1,096	Intercept Pharmaceuticals Inc.*(a)	18,862
33,372	Invitae Corp.*(a)	567,324
5,237	Ionis Pharmaceuticals Inc.*	138,781
5,535	Iovance Biotherapeutics Inc.*	103,615
99,366	Ironwood Pharmaceuticals Inc., Class A Shares*	1,101,969
842	iTeos Therapeutics Inc.*	29,723
3,872	IVERIC bio Inc.*	56,609
458	Janux Therapeutics Inc.*(a)	8,143
1,329	Jounce Therapeutics Inc.*	10,193
871	KalVista Pharmaceuticals Inc.*	12,630
827	Karuna Therapeutics Inc.*	105,773
3,010	Karyopharm Therapeutics Inc.*	20,919
641	Keros Therapeutics Inc.*	35,761
1,305	Kezar Life Sciences Inc.*	18,087
1,280	Kiniksa Pharmaceuticals Ltd., Class A Shares*	14,874
890	Kinnate Biopharma Inc.*	17,782
1,251	Kodiak Sciences Inc.*	114,892
1,382	Kronos Bio Inc.*	16,321
646	Krystal Biotech Inc.*(a)	52,035
2,356	Kura Oncology Inc.*	32,890
1,280	Kymera Therapeutics Inc.*	71,066
2,519	Lexicon Pharmaceuticals Inc.*	11,537
564	Ligand Pharmaceuticals Inc.*	91,323
4,915	Lineage Cell Therapeutics Inc.*(a)	11,108

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.2% - (continued)
Biotechnology - 3.1% - (continued)
785	Lyell Immunopharma Inc.*(a)	$7,497
2,238	MacroGenics Inc.*	39,389
404	Madrigal Pharmaceuticals Inc.*	33,415
1,217	Magenta Therapeutics Inc.*	6,852
9,192	MannKind Corp.*	42,559
4,472	MEI Pharma Inc.*	15,071
1,279	MeiraGTx Holdings PLC*	22,613
2,828	Mersana Therapeutics Inc.*	19,061
4,556	MiMedx Group Inc.*	31,938
1,477	Mirati Therapeutics Inc.*	202,009
194	Mirum Pharmaceuticals Inc.*	2,761
1,501	Molecular Templates Inc.*	6,019
398	Monte Rosa Therapeutics Inc.*(a)	7,717
773	Morphic Holding Inc.*	36,872
2,796	Mustang Bio Inc.*	5,648
2,883	Myriad Genetics Inc.*	74,554
3,148	Natera Inc.*	287,916
1,619	Neoleukin Therapeutics Inc.*	8,678
3,522	Neurocrine Biosciences Inc.*	293,206
626	NexImmune Inc.*	4,945
594	Nkarta Inc.*	9,439
2,872	Novavax Inc.*(a)	599,185
1,150	Nurix Therapeutics Inc.*	33,143
377	Nuvalent Inc., Class A Shares*(a)	8,041
6,873	Ocugen Inc.*	43,575
910	Olema Pharmaceuticals Inc.*	7,963
233	Omega Therapeutics Inc.*	4,215
1,653	Oncocyte Corp.*	3,719
829	Oncorus Inc.*	4,593
1,785	Oncternal Therapeutics Inc.*	5,266
19	Oncternal Therapeutics Inc.*(b)(c)	19
14,826	OPKO Health Inc.*(a)	58,266
1,569	Organogenesis Holdings Inc., Class A Shares*	15,784
1,203	ORIC Pharmaceuticals Inc.*	16,650
3,559	Outlook Therapeutics Inc.*	5,374
452	Oyster Point Pharma Inc.*(a)	4,714
1,516	Passage Bio Inc.*	11,052
898	PMV Pharmaceuticals Inc.*	19,532
144	Portage Biotech Inc.*	2,121
1,232	Poseida Therapeutics Inc.*	8,562
1,252	Praxis Precision Medicines Inc.*	21,422
3,881	Precigen Inc.*	15,291
1,991	Precision BioSciences Inc.*	18,038
477	Prelude Therapeutics Inc.*(a)	6,816
456	Prometheus Biosciences Inc.*(a)	13,543
1,703	Protagonist Therapeutics Inc.*(a)	57,255
1,307	Prothena Corp. PLC*	65,546
2,563	PTC Therapeutics Inc.*	95,241
1,278	Puma Biotechnology Inc.*	3,962
1,936	Radius Health Inc.*	31,867
392	Rallybio Corp.*	5,045
1,136	RAPT Therapeutics Inc.*	37,090
1,075	Recursion Pharmaceuticals Inc., Class A Shares*(a)	20,554
1,471	REGENXBIO Inc.*	47,072
2,239	Relay Therapeutics Inc.*	65,871
303	Reneo Pharmaceuticals Inc.*	2,085
1,103	Replimune Group Inc.*	31,424
2,211	REVOLUTION Medicines Inc.*	61,156
1,808	Rhythm Pharmaceuticals Inc.*	16,182
5,956	Rigel Pharmaceuticals Inc.*	15,903

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.2% - (continued)
Biotechnology - 3.1% - (continued)
20,151	Rocket Pharmaceuticals Inc.*	$492,289
1,608	Rubius Therapeutics Inc.*	19,875
1,934	Sage Therapeutics Inc.*	75,252
3,206	Sana Biotechnology Inc.*(a)	60,946
4,335	Sangamo Therapeutics Inc.*	35,937
3,162	Sarepta Therapeutics Inc.*	255,521
1,030	Scholar Rock Holding Corp.*	27,347
3,649	Selecta Biosciences Inc.*	10,947
891	Sensei Biotherapeutics Inc.*	6,130
2,866	Seres Therapeutics Inc.*	30,838
7,036	Sesen Bio Inc.*(a)	7,388
1,091	Shattuck Labs Inc.*	9,252
312	Sigilon Therapeutics Inc.*	1,173
837	Silverback Therapeutics Inc.*(a)	5,884
2,460	Solid Biosciences Inc.*	4,305
10,340	Sorrento Therapeutics Inc.*(a)	61,626
6,187	Spectrum Pharmaceuticals Inc.*	9,775
983	Spero Therapeutics Inc.*	14,008
1,084	SpringWorks Therapeutics Inc.*	77,885
396	Spruce Biosciences Inc.*	1,022
931	SQZ Biotechnologies Co.*	12,252
784	Stoke Therapeutics Inc.*	19,522
888	Summit Therapeutics Inc.*	4,511
1,332	Surface Oncology Inc.*	7,686
1,532	Sutro Biopharma Inc.*	26,167
1,589	Syndax Pharmaceuticals Inc.*	25,376
2,249	Syros Pharmaceuticals Inc.*	8,906
350	Talaris Therapeutics Inc.*	4,536
910	Taysha Gene Therapies Inc.*	11,812
1,204	TCR2 Therapeutics Inc.*	6,201
476	Tenaya Therapeutics Inc.*(a)	9,353
4,789	TG Therapeutics Inc.*(a)	72,793
13,159	Tonix Pharmaceuticals Holding Corp.*	6,174
2,174	Travere Therapeutics Inc., Class Preferre Shares*	62,068
6,599	Trevena Inc.*	4,487
20,005	Turning Point Therapeutics Inc.*	761,390
1,766	Twist Bioscience Corp.*	168,653
2,424	Ultragenyx Pharmaceutical Inc.*	182,358
1,663	United Therapeutics Corp.*	315,138
820	UroGen Pharma Ltd.*(a)	9,914
1,982	Vanda Pharmaceuticals Inc.*	32,108
4,307	Vaxart Inc.*	34,284
1,436	Vaxcyte Inc.*	29,266
7,731	VBI Vaccines Inc.*	23,502
223	Vera Therapeutics Inc., Class A Shares*	7,983
2,522	Veracyte Inc.*	104,613
7,310	Verastem Inc.*	19,518
1,737	Vericel Corp.*	64,634
576	Verve Therapeutics Inc.*	19,630
2,765	Viking Therapeutics Inc.*	14,682
539	Vincerx Pharma Inc.*	5,654
2,249	Vir Biotechnology Inc.*	106,648
1,466	Viracta Therapeutics Inc.*	6,758
7,834	VistaGen Therapeutics Inc.*	15,120
545	Vor BioPharma Inc.*(a)	6,289
293	Werewolf Therapeutics Inc.*	4,246
528	XBiotech Inc.	6,663
2,074	Xencor Inc.*	75,120
235	XOMA Corp.*(a)	4,820
1,286	Y-mAbs Therapeutics Inc.*	21,965

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.2% - (continued)
Biotechnology - 3.1% - (continued)
1,369	Zentalis Pharmaceuticals Inc.*	$112,326
9,102	ZIOPHARM Oncology Inc.*	12,652

	Total Biotechnology	19,221,288

Health Care Equipment & Supplies - 4.7%
1,322	Accelerate Diagnostics Inc.*	6,610
105,500	Accuray Inc.*	507,455
687	Acutus Medical Inc.*	2,267
2,483	Alphatec Holdings Inc.*	27,561
1,367	AngioDynamics Inc.*	35,200
983	Apyx Medical Corp.*	13,202
9,551	Asensus Surgical Inc.*(a)	12,798
3,198	Aspira Women’s Health Inc.*	6,652
11,197	AtriCure Inc.*	709,890
54	Atrion Corp.	38,339
16,009	Avanos Medical Inc.*	482,992
1,288	AxoGen Inc.*	12,326
1,712	Axonics Inc.*	93,150
42,258	Baxter International Inc.	3,151,179
898	BioLife Solutions Inc.*	34,268
11,148	Bioventus Inc., Class A Shares*(a)	138,570
6,794	Butterfly Network Inc.*(a)	47,898
14,422	Cardiovascular Systems Inc.*	288,440
6,221	Cerus Corp.*	42,863
766	ClearPoint Neuro Inc.*	10,517
1,085	CONMED Corp.	142,634
1,404	CryoLife Inc.*	24,135
1,521	CryoPort Inc.*	101,055
639	Cutera Inc.*	22,276
317	CVRx Inc.*	3,671
26,406	CytoSorbents Corp.*(a)	129,918
543	DarioHealth Corp.*	8,487
12,593	DENTSPLY SIRONA Inc.	613,783
792	Eargo Inc.*	4,103
6,070	Envista Holdings Corp.*	235,516
1,538	Figs Inc., Class A Shares*	51,123
1,678	Glaukos Corp.*	72,204
2,916	Globus Medical Inc., Class A Shares*	182,600
41,114	Haemonetics Corp.*	2,107,092
366	Heska Corp.*	58,911
2,515	Hill-Rom Holdings Inc.	391,082
8,291	ICU Medical Inc.*	1,875,507
1,143	IDEXX Laboratories Inc.*	695,024
1,271	Inari Medical Inc.*	104,908
720	Inogen Inc.*	21,996
1,229	Integer Holdings Corp.*	98,000
2,909	Integra LifeSciences Holdings Corp.*	186,031
8,115	Intersect ENT Inc.*	217,239
3,465	Intuitive Surgical Inc.*	1,123,838
1,367	Invacare Corp.*	3,746
290	iRadimed Corp.*	13,050
1,104	iRhythm Technologies Inc.*	116,582
2,506	Lantheus Holdings Inc.*	67,111
677	LeMaitre Vascular Inc.	31,677
1,998	LivaNova PLC*	160,160
5,600	Masimo Corp.*	1,557,472
1,546	Meridian Bioscience Inc.*	30,781
27,612	Merit Medical Systems Inc.*	1,735,690
180	Mesa Laboratories Inc	55,582
1,246	Natus Medical Inc.*	28,160
4,015	Neogen Corp.*	161,122

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.2% - (continued)
Health Care Equipment & Supplies - 4.7% - (continued)
1,019	Neuronetics Inc.*	$3,944
271	NeuroPace Inc.*	2,710
1,295	Nevro Corp.*	112,769
1,932	NuVasive Inc.*	92,852
43,804	OraSure Technologies Inc.*(a)	408,691
4,074	Ortho Clinical Diagnostics Holdings PLC*	77,976
686	Orthofix Medical Inc.*	20,998
489	OrthoPediatrics Corp.*	27,242
1,711	Outset Medical Inc.*	81,101
2,936	PAVmed Inc.*	10,775
1,274	Penumbra Inc.*	312,958
1,041	Pulmonx Corp.*	33,624
553	Pulse Biosciences Inc.*	11,226
3,892	Quidel Corp.*	574,304
3,288	Quotient Ltd.*	6,971
776	Retractable Technologies Inc.*(a)	6,720
385	RxSight Inc.*	4,177
1,300	SeaSpine Holdings Corp.*	17,459
15,769	Senseonics Holdings Inc.*(a)	49,515
1,264	Shockwave Medical Inc.*	227,823
1,320	SI-BONE Inc.*	25,410
2,343	Sientra Inc.*	9,419
349	Sight Sciences Inc.*(a)	7,312
1,265	Silk Road Medical Inc.*	51,334
95,855	Smith & Nephew PLC, ADR(a)	3,081,738
364	Soliton Inc.*(a)	7,473
1,780	STAAR Surgical Co.*	169,438
2,068	Stereotaxis Inc.*	12,139
496	Surmodics Inc.*	21,789
664	Tactile Systems Technology Inc.*	12,948
529	Talis Biomedical Corp.*	2,476
10,902	Tandem Diabetes Care Inc.*	1,401,125
5,732	Teleflex Inc.	1,704,811
907	TransMedics Group Inc.*	19,990
435	Treace Medical Concepts Inc.*	7,530
154	Utah Medical Products Inc.	17,180
933	Vapotherm Inc.*	20,526
18,682	Varex Imaging Corp.*	533,371
4,811	ViewRay Inc.*	24,729
15,669	Zimmer Biomet Holdings Inc.	1,874,012
737	Zynex Inc.*(a)	9,434

	Total Health Care Equipment & Supplies	29,192,462

Health Care Providers & Services - 2.8%
4,353	1Life Healthcare Inc.*	69,343
49,480	Acadia Healthcare Co., Inc.*	2,779,292
1,876	Accolade Inc.*	48,157
2,688	AdaptHealth Corp., Class A Shares*	52,765
572	Addus HomeCare Corp.*	49,890
892	Agiliti Inc.*	18,785
2,455	agilon health Inc.*	54,010
1,051	Alignment Healthcare Inc.*	17,037
8,118	Amedisys Inc.*	1,133,679
1,769	AMN Healthcare Services Inc.*	201,684
1,415	Apollo Medical Holdings Inc.*(a)	132,543
551	Apria Inc.*	15,500
1,522	Aveanna Healthcare Holdings Inc.*	9,802
480	Biodesix Inc.*	3,274
6,761	Brookdale Senior Living Inc.*	39,619
798	Castle Biosciences Inc.*	32,981
3,014	Chemed Corp.	1,402,987

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.2% - (continued)
Health Care Providers & Services - 2.8% - (continued)
4,660	Community Health Systems Inc.*	$56,060
335	CorVel Corp.*	62,980
3,824	Covetrus Inc.*	68,755
1,464	Cross Country Healthcare Inc.*	38,298
15,445	Encompass Health Corp.	889,941
1,966	Ensign Group Inc. (The)	150,065
775	Fulgent Genetics Inc.*(a)	72,478
3,384	Guardant Health Inc.*	355,726
1,356	Hanger Inc.*	22,876
14,914	HealthEquity Inc.*	815,497
5,498	Henry Schein Inc.*	390,688
783	InfuSystem Holdings Inc.*	12,959
722	Innovage Holding Corp.*	5,754
520	Joint Corp. (The)*	41,558
1,142	LHC Group Inc.*	131,010
1,621	LifeStance Health Group Inc.*	12,871
882	Magellan Health Inc.*	83,605
20,426	MEDNAX Inc.*	501,663
466	ModivCare Inc.*	63,856
5,647	Molina Healthcare Inc.*	1,610,411
497	National HealthCare Corp.	32,052
498	National Research Corp.	19,945
379	Ontrak Inc.*(a)	2,301
63,296	Option Care Health Inc.*	1,602,022
2,718	Owens & Minor Inc.	108,720
17,869	Patterson Cos., Inc.	562,337
916	Pennant Group Inc. (The)*	18,622
18,474	PetIQ Inc., Class A Shares*(a)	368,926
4,597	Premier Inc., Class A Shares	170,411
791	Privia Health Group Inc.*	18,272
2,368	Progyny Inc.*	120,223
4,441	R1 RCM Inc.*	105,785
1,686	RadNet Inc.*	45,455
4,138	Select Medical Holdings Corp.	111,105
501	Sharps Compliance Corp.*	3,697
2,316	Signify Health Inc., Class A Shares*	31,474
1,615	SOC Telemed Inc., Class A Shares*(a)	3,278
1,185	Surgery Partners Inc.*	52,567
3,985	Tenet Healthcare Corp.*	290,387
1,613	Tivity Health Inc.*	38,422
1,166	Triple-S Management Corp., Class B Shares*	41,416
14,799	Universal Health Services Inc., Class B Shares	1,757,085
475	US Physical Therapy Inc.	40,840
1,562	Viemed Healthcare Inc.*	7,888

	Total Health Care Providers & Services	17,001,629

Health Care Technology - 0.5%
4,603	Allscripts Healthcare Solutions Inc.*	76,548
6,834	American Well Corp., Class A Shares*(a)	44,421
4,753	Castlight Health Inc., Class B Shares*	7,272
3,108	Certara Inc.*	83,698
9,410	Change Healthcare Inc.*	190,835
536	Computer Programs & Systems Inc.*	15,796
549	Convey Health Solutions Holdings Inc.*	3,579
2,896	Evolent Health Inc., Class A Shares*	75,296
728	Forian Inc.*(a)	6,246
1,838	Health Catalyst Inc.*(a)	79,751
1,012	HealthStream Inc.*	23,499
954	iCAD Inc.*	7,031
1,007	Inspire Medical Systems Inc.*	224,833
8,521	Multiplan Corp.*(a)	34,425

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.2% - (continued)
Health Care Technology - 0.5% - (continued)
1,523	NantHealth Inc.*	$1,706
2,044	NextGen Healthcare Inc.*	31,682
1,615	Omnicell Inc.*	285,855
639	OptimizeRx Corp.*	41,535
1,821	Phreesia Inc.*	105,035
1,694	Schrodinger Inc.*	66,371
532	Simulations Plus Inc.	24,988
825	Tabula Rasa HealthCare Inc.*	9,380
4,945	Veeva Systems Inc., Class A Shares*	1,397,358
1,284	Vocera Communications Inc.*	74,909

	Total Health Care Technology	2,912,049

Life Sciences Tools & Services - 2.6%
3,152	10X Genomics Inc., Class A Shares*	481,657
429	Absci Corp.*	4,526
4,087	Adaptive Biotechnologies Corp.*	106,630
291	Akoya Biosciences Inc.*	3,777
216	Alpha Teknova Inc.*	4,830
22,338	Avantor Inc.*	881,904
1,781	Berkeley Lights Inc.*	37,169
10,491	Bionano Genomics Inc.*(a)	41,020
1,388	Bio-Rad Laboratories Inc., Class A Shares*	1,045,442
5,937	Bio-Techne Corp.	2,802,442
3,866	Bruker Corp.	313,107
9,286	Charles River Laboratories International Inc.*	3,397,469
2,085	ChromaDex Corp.*	9,779
392	Codex DNA Inc.*	2,681
2,228	Codexis Inc.*	77,334
547	Cytek Biosciences Inc.*	11,033
87,325	Fluidigm Corp.*(a)	402,568
1,622	Harvard Bioscience Inc.*	10,851
6,710	Illumina Inc.*	2,451,364
526	Inotiv Inc.*	27,352
3,818	Maravai LifeSciences Holdings Inc., Class A Shares*	175,399
477	MaxCyte Inc.*	4,760
1,081	Medpace Holdings Inc.*	224,210
1,693	NanoString Technologies Inc.*	69,582
4,242	NeoGenomics Inc.*	145,331
29,831	Pacific Biosciences of California Inc.*	692,378
4,225	PerkinElmer Inc.	769,626
1,461	Personalis Inc.*	19,797
6,294	PPD Inc.*	296,447
8,538	QIAGEN NV*	470,700
1,150	Quanterix Corp.*	45,966
239	Rapid Micro Biosystems Inc., Class A Shares*	2,944
2,112	Repligen Corp.*	605,088
1,544	Seer Inc., Class A Shares*(a)	34,447
359	Singular Genomics Systems Inc.*	4,100
3,689	Sotera Health Co.*	78,723
3,831	Syneos Health Inc., Class A Shares*	372,220

	Total Life Sciences Tools & Services	16,124,653

Pharmaceuticals - 1.5%
8,548	9 Meters Biopharma Inc.*(a)	8,890
5,051	Achillion Pharmaceuticals Inc.*(b)	2,324
1,785	Aclaris Therapeutics Inc.*	22,848
1,732	Aerie Pharmaceuticals Inc.*	17,493
72,661	Amneal Pharmaceuticals Inc.*	303,723
1,481	Amphastar Pharmaceuticals Inc.*	28,968
7,774	Ampio Pharmaceuticals Inc.*(a)	8,785
796	Angion Biomedica Corp.*	2,866
356	ANI Pharmaceuticals Inc.*	14,646

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.2% - (continued)
Pharmaceuticals - 1.5% - (continued)
5,783	Antares Pharma Inc.*	$18,679
1,633	Arvinas Inc.*	123,471
2,406	Atea Pharmaceuticals Inc.*	19,465
1,315	Athira Pharma Inc.*	17,726
1,284	Axsome Therapeutics Inc.*(a)	44,349
3,954	BioDelivery Sciences International Inc.*	10,992
2,280	Cara Therapeutics Inc.*	30,050
1,422	Cassava Sciences Inc.*	76,063
19,576	Catalent Inc.*	2,518,648
4,646	Citius Pharmaceuticals Inc.*(a)	7,852
1,426	Collegium Pharmaceutical Inc.*	25,069
3,587	Corcept Therapeutics Inc.*	75,327
1,684	CorMedix Inc.*	8,386
2,827	Cymabay Therapeutics Inc.*	9,357
9,078	Durect Corp.*	8,986
499	Edgewise Therapeutics Inc.*(a)	8,693
10,960	Endo International PLC*	61,376
1,091	Esperion Therapeutics Inc.*(a)	9,525
1,328	Evolus Inc.*	7,357
826	EyePoint Pharmaceuticals Inc.*(a)	13,051
958	Fulcrum Therapeutics Inc.*	13,891
772	Harmony Biosciences Holdings Inc.*	26,318
351	Ikena Oncology Inc.*	5,021
97,481	Innoviva Inc.*	1,629,882
2,633	Intra-Cellular Therapies Inc.*	106,584
2,228	Jazz Pharmaceuticals PLC*	267,070
2,157	Kala Pharmaceuticals Inc.*	4,098
854	Kaleido Biosciences Inc.*	3,066
1,168	KemPharm Inc.*(a)	9,146
246	Landos Biopharma Inc.*	1,779
1,518	Marinus Pharmaceuticals Inc.*	16,865
13,235	Mind Medicine MindMed Inc.*	26,205
6,633	Nektar Therapeutics, Class A Shares*	74,688
1,102	NGM Biopharmaceuticals Inc.*	19,858
2,418	Nuvation Bio Inc.*	21,690
3,098	Ocular Therapeutix Inc.*	21,190
2,181	Omeros Corp.*	15,703
1,092	Oramed Pharmaceuticals Inc.*	20,988
9,557	Organon & Co.	279,351
21,991	Pacira BioSciences Inc.*	1,157,167
2,064	Paratek Pharmaceuticals Inc.*	8,710
5,028	Perrigo Co. PLC	184,578
828	Phathom Pharmaceuticals Inc.*	14,854
885	Phibro Animal Health Corp., Class A Shares	17,337
1,027	Pliant Therapeutics Inc.*	14,563
14,944	Prestige Consumer Healthcare Inc.*	836,117
3,674	Progenics Pharmaceuticals Inc.*#(b)	–
2,318	Provention Bio Inc.*	15,994
295	Rain Therapeutics Inc.*(a)	3,817
1,024	Reata Pharmaceuticals Inc., Class A Shares*(a)	87,654
604	Relmada Therapeutics Inc.*	10,788
2,577	Revance Therapeutics Inc.*	35,253
3,088	Seelos Therapeutics Inc.*	5,342
1,907	SIGA Technologies Inc.*	15,561
29,825	Supernus Pharmaceuticals Inc.*	893,855
377	Tarsus Pharmaceuticals Inc.*	10,028
378	Terns Pharmaceuticals Inc.*	2,854
15,457	TherapeuticsMD Inc.*	7,651
2,181	Theravance Biopharma Inc.*	18,320
471	Verrica Pharmaceuticals Inc.*(a)	4,875

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.2% - (continued)
Pharmaceuticals - 1.5% - (continued)
1,508	WaVe Life Sciences Ltd.*	$5,881
2,252	Zogenix Inc.*	25,335

	Total Pharmaceuticals	9,444,892

	TOTAL HEALTH CARE	93,896,973

INDUSTRIALS - 16.5%
Aerospace & Defense - 1.9%
1,225	AAR Corp.*	40,008
15,881	Aerojet Rocketdyne Holdings Inc.	667,637
837	Aerovironment Inc.*	67,596
337	AerSale Corp.*(a)	6,096
1,028	Astronics Corp.*	10,753
2,445	Axon Enterprise Inc.*	412,692
3,561	BWX Technologies Inc.	169,860
668	Byrna Technologies Inc.*	9,833
1,620	Curtiss-Wright Corp.	203,828
368	Ducommun Inc.*	15,644
23,737	HEICO Corp., Class A Shares	2,948,135
20,153	Hexcel Corp.*(a)	1,035,461
14,588	Howmet Aerospace Inc.	410,360
1,491	Huntington Ingalls Industries Inc.	264,667
979	Kaman Corp.	36,223
4,577	Kratos Defense & Security Solutions Inc.*	90,213
2,685	Maxar Technologies Inc.	73,918
14,895	Mercury Systems Inc.*	729,110
1,081	Moog Inc., Class A Shares	74,773
223	National Presto Industries Inc.	18,237
2,802	Northrop Grumman Corp.	977,338
2,841	PAE Inc.*	28,183
809	Park Aerospace Corp.	10,436
927	Parsons Corp.*	30,767
13,517	Spirit AeroSystems Holdings Inc., Class A Shares.	511,754
8,512	Textron Inc.	602,650
3,513	TransDigm Group Inc.*	2,030,690
2,445	Triumph Group Inc.*	40,978
392	Vectrus Inc.*	16,401
6,718	Virgin Galactic Holdings Inc.*(a)	107,488

	Total Aerospace & Defense	11,641,729

Air Freight & Logistics - 0.1%
2,203	Air Transport Services Group Inc.*	54,392
1,083	Atlas Air Worldwide Holdings Inc.*	94,882
1,014	Forward Air Corp.	100,132
3,656	GXO Logistics Inc.*	351,159
1,256	Hub Group Inc., Class A Shares*	97,554
1,467	Radiant Logistics Inc.*	11,061

	Total Air Freight & Logistics	709,180

Airlines - 0.2%
4,601	Alaska Air Group Inc.*	223,471
576	Allegiant Travel Co.*	99,775
24,099	American Airlines Group Inc.*(a)	426,311
1,189	Copa Holdings SA, Class A Shares*	83,135
1,416	Frontier Group Holdings Inc.*	18,904
1,790	Hawaiian Holdings Inc.*	32,721
11,932	JetBlue Airways Corp.*	160,127
1,325	Mesa Air Group Inc.*	9,354
1,877	SkyWest Inc.*	73,522
3,682	Spirit Airlines Inc.*	76,991
1,124	Sun Country Airlines Holdings Inc.*	30,831

	Total Airlines	1,235,142

Building Products - 1.8%
1,566	AAON Inc.	122,148

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.5% - (continued)
Building Products - 1.8% - (continued)
14,531	Advanced Drainage Systems Inc.	$1,797,630
3,497	Allegion PLC	432,369
613	American Woodmark Corp.*	37,785
5,185	AO Smith Corp.	409,874
915	Apogee Enterprises Inc.	37,790
1,785	Armstrong World Industries Inc.	189,156
4,224	AZEK Co., Inc. (The), Class A Shares*	165,665
7,967	Builders FirstSource Inc.*	553,229
897	Caesarstone Ltd.	10,020
6,506	Carlisle Cos., Inc.	1,465,151
1,916	Cornerstone Building Brands Inc.*	30,120
563	CSW Industrials Inc.	67,673
5,213	Fortune Brands Home & Security Inc.	524,063
1,228	Gibraltar Industries Inc.*	83,381
1,652	Griffon Corp.	43,464
659	Insteel Industries Inc.	27,783
3,124	JELD-WEN Holding Inc.*	75,695
1,267	Lennox International Inc.	391,528
901	Masonite International Corp.*	96,407
3,886	Owens Corning	329,688
2,107	PGT Innovations Inc.*	43,278
1,347	Quanex Building Products Corp.	28,785
73,912	Resideo Technologies Inc.*	1,928,364
1,635	Simpson Manufacturing Co., Inc.	188,614
14,040	Trex Co., Inc.*	1,864,091
2,266	UFP Industries Inc.	188,712
3,456	View Inc.*	14,584
4,561	Zurn Water Solutions Corp.	159,863

	Total Building Products	11,306,910

Commercial Services & Supplies - 1.7%
2,532	ABM Industries Inc.	113,940
3,464	ACCO Brands Corp.	28,613
5,939	ADT Inc.	49,353
1,767	Brady Corp., Class A Shares	88,792
1,385	BrightView Holdings Inc.*	18,836
1,821	Brink’s Co. (The)	111,372
1,857	Casella Waste Systems Inc., Class A Shares*	157,436
1,390	CECO Environmental Corp.*	8,243
632	Cimpress PLC*	49,189
9,195	Clean Harbors Inc.*	932,741
4,488	CoreCivic Inc.*(a)	48,336
1,571	Deluxe Corp.	53,163
2,012	Driven Brands Holdings Inc.*	62,090
1,025	Ennis Inc.	19,495
125,313	Harsco Corp.*	1,827,064
2,812	Healthcare Services Group Inc.	49,210
534	Heritage-Crystal Clean Inc.*	17,136
1,626	HNI Corp.	64,243
5,086	IAA Inc.*	245,654
2,333	Interface Inc., Class A Shares	33,269
55,771	KAR Auction Services Inc.*(a)	836,007
1,576	Kimball International Inc., Class B Shares	16,138
24,722	Matthews International Corp., Class A Shares	857,112
2,792	MillerKnoll Inc.	105,928
1,027	Montrose Environmental Group Inc.*	75,207
1,380	MSA Safety Inc.	197,782
157	NL Industries Inc.	966
4,876	Pitney Bowes Inc.	33,303
2,877	RR Donnelley & Sons Co.*	30,381
838	SP Plus Corp.*	22,718

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.5% - (continued)
Commercial Services & Supplies - 1.7% - (continued)
3,292	Steelcase Inc., Class A Shares	$36,837
20,070	Stericycle Inc.*	1,133,955
1,220	Team Inc.*	1,647
2,028	Tetra Tech Inc.	374,531
567	UniFirst Corp.	108,666
1,126	US Ecology Inc.*	38,363
746	Viad Corp.*	31,563
430	VSE Corp.	23,538
17,352	Waste Connections Inc.	2,308,857

	Total Commercial Services & Supplies	10,211,674

Construction & Engineering - 1.4%
5,165	AECOM*	356,075
1,163	Ameresco Inc., Class A Shares*	105,054
7,410	API Group Corp.*	172,727
1,811	Arcosa Inc.	92,669
520	Argan Inc.	20,436
1,338	Comfort Systems USA Inc.	126,936
1,176	Concrete Pumping Holdings Inc.*	9,608
1,059	Construction Partners Inc., Class A Shares*	36,578
19,256	Dycom Industries Inc.*	1,800,051
2,008	EMCOR Group Inc.	239,635
5,321	Fluor Corp.*	117,647
1,712	Granite Construction Inc.	66,563
2,277	Great Lakes Dredge & Dock Corp.*	33,654
359	IES Holdings Inc.*	17,228
2,001	Infrastructure & Energy Alternatives Inc.*	18,929
2,212	INNOVATE Corp.*	8,428
2,121	MasTec Inc.*	195,493
1,079	Matrix Service Co.*	9,376
629	MYR Group Inc.*	69,637
394	Northwest Pipe Co.*	11,339
472	NV5 Global Inc.*	62,068
1,991	Primoris Services Corp.	44,638
5,237	Quanta Services Inc.	595,866
982	Sterling Construction Co., Inc.*	25,306
1,364	Tutor Perini Corp.*	17,541
2,845	Valmont Industries Inc.	680,040
93,618	WillScot Mobile Mini Holdings Corp.*	3,565,910

	Total Construction & Engineering	8,499,432

Electrical Equipment - 1.6%
1,333	Acuity Brands Inc.	268,400
667	Advent Technologies Holdings Inc.*(a)	5,109
494	Allied Motion Technologies Inc.	19,488
979	American Superconductor Corp.*	12,531
4,781	Array Technologies Inc.*	86,130
19,589	Atkore Inc.*	2,086,229
12,784	AZZ Inc.	663,362
119,803	Babcock & Wilcox Enterprises Inc.*	1,090,207
360	Beam Global*(a)	9,554
1,336	Blink Charging Co.*(a)	51,342
21,616	Bloom Energy Corp., Class A Shares*	594,008
3,937	ChargePoint Holdings Inc.*(a)	100,472
8,205	Encore Wire Corp.	1,152,474
1,585	EnerSys	117,433
1,534	Eos Energy Enterprises Inc.*(a)	15,263
737	FTC Solar Inc.*	6,309
12,156	FuelCell Energy Inc.*(a)	105,514
7,599	GrafTech International Ltd.	88,528
2,114	Hubbell Inc., Class B Shares	413,710
6,279	nVent Electric PLC	218,698

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.5% - (continued)
Electrical Equipment - 1.6% - (continued)
19,296	Plug Power Inc.*(a)	$768,946
332	Powell Industries Inc.	8,107
128	Preformed Line Products Co.	8,083
2,549	Regal Rexnord Corp.	402,997
4,531	Romeo Power Inc.*(a)	17,943
5,854	Sensata Technologies Holding PLC*	326,068
3,852	Shoals Technologies Group Inc., Class A Shares*	108,241
1,806	Stem Inc.*	38,323
7,515	Sunrun Inc.*	345,991
1,364	Thermon Group Holdings Inc.*	23,543
1,329	TPI Composites Inc.*	23,696
10,597	Vertiv Holdings Co., Class A Shares	271,707
789	Vicor Corp.*	113,190

	Total Electrical Equipment	9,561,596

Industrial Conglomerates - 0.0%
1,333	Raven Industries Inc.*(b)	77,421

Machinery - 2.9%
2,361	AGCO Corp.	260,206
2,731	AgEagle Aerial Systems Inc.*(a)	6,172
375	Alamo Group Inc.	53,332
14,744	Albany International Corp., Class A Shares	1,193,232
3,973	Allison Transmission Holdings Inc.	137,426
22,616	Altra Industrial Motion Corp.	1,192,089
838	Astec Industries Inc.	52,526
22,739	Barnes Group Inc.	988,010
679	Blue Bird Corp.*	13,743
1,369	Chart Industries Inc.*	238,959
615	CIRCOR International Inc.*	16,574
4,408	Colfax Corp.*	204,708
1,013	Columbus McKinnon Corp.	44,997
1,298	Commercial Vehicle Group Inc.*	10,890
1,854	Crane Co.	178,985
7,055	Desktop Metal Inc., Class A Shares*(a)	45,999
4,742	Donaldson Co., Inc.	267,591
786	Douglas Dynamics Inc.	31,243
1,485	Energy Recovery Inc.*	31,556
19,943	Enerpac Tool Group Corp., Class A Shares	420,997
764	EnPro Industries Inc.	77,928
941	ESCO Technologies Inc.	76,917
4,332	Evoqua Water Technologies Corp.*	194,853
2,262	Federal Signal Corp.	95,977
19,053	Flowserve Corp.	571,209
1,743	Franklin Electric Co., Inc.	153,471
3,582	Gates Industrial Corp. PLC*(a)	57,419
864	Gorman-Rupp Co. (The)	37,351
6,360	Graco Inc.	463,580
1,195	Greenbrier Cos., Inc. (The)	47,788
1,215	Helios Technologies Inc.	121,901
2,728	Hillenbrand Inc.	121,669
1,449	Hydrofarm Holdings Group Inc.*	47,817
4,208	Hyliion Holdings Corp.*(a)	27,899
408	Hyster-Yale Materials Handling Inc.	16,018
16,747	Ideanomics Inc.*(a)	26,963
4,567	IDEX Corp.	1,025,703
15,467	ITT Inc.	1,462,869
1,177	John Bean Technologies Corp.	185,695
434	Kadant Inc.	101,756
3,136	Kennametal Inc.	110,920
10,102	Lincoln Electric Holdings Inc.	1,363,366
401	Lindsay Corp.	58,354

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.5% - (continued)
Machinery - 2.9% - (continued)
984	Luxfer Holdings PLC ,ADR	$18,676
1,239	Manitowoc Co., Inc. (The)*	23,615
396	Mayville Engineering Co., Inc.*	5,881
2,520	Meritor Inc.*	63,731
2,078	Middleby Corp. (The)*	362,985
467	Miller Industries Inc.	15,276
2,130	Mueller Industries Inc.	117,853
39,539	Mueller Water Products Inc., Class A Shares	539,312
8,597	Nikola Corp.*(a)	87,861
1,713	NN Inc.*	7,623
2,196	Nordson Corp.	558,201
134	Omega Flex Inc.	15,809
2,583	Oshkosh Corp.	277,931
384	Park-Ohio Holdings Corp.	8,106
6,422	Pentair PLC	473,237
1,039	Proto Labs Inc.*	52,075
1,076	RBC Bearings Inc.*	212,714
953	REV Group Inc.	14,962
1,291	Shyft Group Inc. (The)	62,756
2,018	Snap-on Inc.	415,526
1,633	SPX Corp.*	94,959
1,555	SPX FLOW Inc.	129,858
440	Standex International Corp.	45,324
696	Tennant Co.	54,747
2,553	Terex Corp.	108,196
15,425	Timken Co. (The)	1,015,428
2,057	Titan International Inc.*	14,173
4,196	Toro Co. (The)	421,950
2,944	Trinity Industries Inc.	78,016
5,665	Twin Disc Inc.*	67,867
1,793	Wabash National Corp.	29,943
1,038	Watts Water Technologies Inc., Class A Shares	195,881
4,892	Welbilt Inc.*	115,256
2,954	Westinghouse Air Brake Technologies Corp.	262,227
2,171	Woodward Inc.	229,692

	Total Machinery	18,034,305

Marine - 0.0%
1,879	Costamare Inc.	22,548
341	Eagle Bulk Shipping Inc.	13,664
1,090	Genco Shipping & Trading Ltd.	16,797
2,227	Kirby Corp.*	116,294
1,618	Matson Inc.	131,915
2,124	Safe Bulkers Inc.*	7,689

	Total Marine	308,907

Professional Services - 2.5%
1,975	Acacia Research Corp.*	9,677
17,244	ASGN Inc.*	2,098,250
504	Atlas Technical Consultants Inc.*	4,622
269	Barrett Business Services Inc.	18,989
5,036	Booz Allen Hamilton Holding Corp., Class A Shares	422,722
925	CACI International Inc., Class A Shares*	239,973
1,866	CBIZ Inc.*	67,232
20,715	CoStar Group Inc.*	1,610,798
288	CRA International Inc.	26,516
5,962	Dun & Bradstreet Holdings Inc.*	113,278
1,950	Exponent Inc.	227,175
988	First Advantage Corp.*	17,132
386	Forrester Research Inc.*	21,786
523	Franklin Covey Co.*	23,001
13,453	FTI Consulting Inc.*	1,965,349

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.5% - (continued)
Professional Services - 2.5% - (continued)
725	Heidrick & Struggles International Inc.	$31,298
184	HireQuest Inc.	4,195
17,761	Huron Consulting Group Inc.*	811,500
689	ICF International Inc.	66,654
1,366	Insperity Inc.	158,101
4,989	Jacobs Engineering Group Inc.	711,232
62,731	KBR Inc.	2,760,164
1,238	Kelly Services Inc., Class A Shares	20,873
747	Kforce Inc.	57,243
2,070	Korn Ferry	150,572
693	Legalzoom.com Inc.*(a)	12,481
2,060	ManpowerGroup Inc.	184,638
1,029	ManTech International Corp., Class A Shares	69,921
729	Mistras Group Inc.*	5,810
13,447	Nielsen Holdings PLC	257,644
1,137	Resources Connection Inc.	19,534
4,153	Robert Half International Inc.	461,689
2,187	Science Applications International Corp.	183,467
1,521	TriNet Group Inc.*	152,556
1,251	TrueBlue Inc.*	32,551
9,951	Upwork Inc.*	370,774
9,408	Verisk Analytics Inc., Class A Shares	2,115,577
454	Willdan Group Inc.*	18,164

	Total Professional Services	15,523,138

Road & Rail - 1.1%
340	AMERCO	239,550
953	ArcBest Corp.	98,235
1,825	Avis Budget Group Inc.*	501,127
479	Covenant Logistics Group Inc., Class A Shares*	12,009
1,688	Daseke Inc.*	16,289
1,655	Heartland Express Inc.	27,705
721	HyreCar Inc.*	3,821
19,091	Knight-Swift Transportation Holdings Inc., Class A Shares.	1,092,960
1,451	Landstar System Inc.	244,566
2,225	Marten Transport Ltd.	35,778
3,953	Old Dominion Freight Line Inc.	1,403,987
164	PAM Transportation Services Inc.*	10,626
1,982	Ryder System Inc.	164,665
6,156	Saia Inc.*	2,038,744
1,950	Schneider National Inc., Class B Shares	47,970
1,252	TuSimple Holdings Inc., Class A Shares*(a)	50,068
346	Universal Logistics Holdings Inc.	6,432
948	US Xpress Enterprises Inc., Class A Shares*	7,451
9,198	Werner Enterprises Inc.	414,922
3,653	XPO Logistics Inc.*	264,623
2,027	Yellow Corp.*	26,675

	Total Road & Rail	6,708,203

Trading Companies & Distributors - 1.3%
43,837	AerCap Holdings NV*	2,456,626
4,019	Air Lease Corp., Class A Shares	163,131
713	Alta Equipment Group Inc.*	10,417
1,453	Applied Industrial Technologies Inc.	138,093
2,093	Beacon Roofing Supply Inc.*	104,462
365	BlueLinx Holdings Inc.*	25,747
1,486	Boise Cascade Co.	96,337
1,232	Core & Main Inc., Class A Shares*	32,808
1,680	Custom Truck One Source Inc.*(a)	12,634
753	DXP Enterprises Inc.*	20,805
210	EVI Industries Inc.*	7,167
29,820	Fastenal Co.	1,764,449

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 16.5% - (continued)
Trading Companies & Distributors - 1.3% - (continued)
1,320	GATX Corp.	$130,020
533	Global Industrial Co.	21,352
1,597	GMS Inc.*	89,224
1,170	H&E Equipment Services Inc.	49,257
935	Herc Holdings Inc.	159,371
144	Karat Packaging Inc.*	3,167
197	Lawson Products Inc.*	9,482
898	McGrath RentCorp.	69,415
2,774	MRC Global Inc.*	19,085
1,689	MSC Industrial Direct Co., Inc., Class A Shares	132,924
3,998	NOW Inc.*	33,423
1,562	Rush Enterprises Inc., Class A Shares	79,600
288	Rush Enterprises Inc., Class B Shares	14,049
5,652	SiteOne Landscape Supply Inc.*	1,358,515
1,784	Textainer Group Holdings Ltd.*	58,283
793	Titan Machinery Inc.*	26,359
309	Transcat Inc.*	27,492
2,504	Triton International Ltd.	140,149
6,284	Univar Solutions Inc.*	162,819
552	Veritiv Corp.*	69,574
1,238	Watsco Inc.	362,375
1,672	WESCO International Inc.*	207,545
120	Willis Lease Finance Corp.*	4,110

	Total Trading Companies & Distributors	8,060,266

	TOTAL INDUSTRIALS	101,877,903

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.4%
1,694	ADTRAN Inc.	34,524
274	Aviat Networks Inc.*	8,587
58,066	CalAmp Corp.*	533,046
2,071	Calix Inc.*	138,674
368	Cambium Networks Corp.*	10,013
1,434	Casa Systems Inc.*	7,156
45,255	Ciena Corp.*	2,725,709
468	Clearfield Inc.*	30,298
7,563	CommScope Holding Co., Inc.*	75,328
864	Comtech Telecommunications Corp.	21,937
1,182	Digi International Inc.*	25,448
734	DZS Inc.*	9,513
40,783	EMCORE Corp.*	300,571
4,564	Extreme Networks Inc.*	61,614
2,276	F5 Inc.*	517,972
3,105	Harmonic Inc.*	33,379
102,319	Infinera Corp.*	831,853
3,423	Inseego Corp.*(a)	22,113
12,694	Juniper Networks Inc.	395,164
659	KVH Industries Inc.*	6,583
2,857	Lumentum Holdings Inc.*	247,902
1,093	NETGEAR Inc.*	29,227
2,600	NetScout Systems Inc.*	77,740
1,575	Plantronics Inc.*	40,194
11,092	Radware Ltd.*	321,335
72,005	Ribbon Communications Inc.*	392,427
22,143	ViaSat Inc.*	980,713
57,565	Viavi Solutions Inc.*	852,538

	Total Communications Equipment	8,731,558

Electronic Equipment, Instruments & Components - 2.7%
461	908 Devices Inc.*	11,064
15,691	Advanced Energy Industries Inc.	1,375,944
2,798	Aeva Technologies Inc.*(a)	27,840

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.6% - (continued)
Electronic Equipment, Instruments & Components - 2.7% - (continued)
1,778	Akoustis Technologies Inc.*	$12,339
11,344	Amphenol Corp., Class A Shares	914,099
3,412	Arlo Technologies Inc.*	26,443
2,704	Arrow Electronics Inc.*	328,942
3,729	Avnet Inc.	135,251
1,084	Badger Meter Inc.	110,958
19,753	Belden Inc.	1,218,167
1,264	Benchmark Electronics Inc.	29,805
6,457	Cognex Corp.	498,803
921	Coherent Inc.*	238,474
1,168	CTS Corp.	40,693
1,375	Daktronics Inc.*	6,710
506	ePlus Inc.*	53,378
1,394	Fabrinet*	154,121
673	FARO Technologies Inc.*	46,747
838	Identiv Inc.*	19,266
10,704	II-VI Inc.*(a)	669,321
29,647	Innoviz Technologies Ltd.*(a)	212,865
1,298	Insight Enterprises Inc.*	128,009
5,874	IPG Photonics Corp.*	964,452
1,907	Iteris Inc.*	8,658
32,433	Itron Inc.*	2,007,927
5,591	Jabil Inc.	326,850
906	Kimball Electronics Inc.*	19,225
50,912	Knowles Corp.*	1,105,809
904	Littelfuse Inc.	269,826
1,326	Luna Innovations Inc.*	11,099
1,405	Methode Electronics Inc.	62,480
6,134	MicroVision Inc.*(a)	43,429
611	Napco Security Technologies Inc.*	28,393
4,986	National Instruments Corp.	207,019
1,572	nLight Inc.*	39,127
1,319	Novanta Inc.*	212,952
6,596	OSI Systems Inc.*	599,774
1,190	Ouster Inc.*	8,092
895	PAR Technology Corp.*(a)	46,871
382	PC Connection Inc.	16,747
1,054	Plexus Corp.*	88,684
7,463	Rogers Corp.*	2,034,563
2,424	Sanmina Corp.*	88,573
1,015	ScanSource Inc.*	31,719
1,574	TD SYNNEX Corp.	162,846
3,169	Teledyne Technologies Inc.*	1,316,054
4,910	TTM Technologies Inc.*	67,660
2,888	Velodyne Lidar Inc.*(a)	15,942
5,645	Vishay Intertechnology Inc.	114,989
525	Vishay Precision Group Inc.*	18,023
6,366	Vontier Corp.	200,593

	Total Electronic Equipment, Instruments & Components	16,377,615

IT Services - 2.4%
7,571	Alliance Data Systems Corp.	516,039
4,885	Amdocs Ltd.	341,071
1,807	BigCommerce Holdings Inc.*	81,803
1,715	Brightcove Inc.*	16,515
2,385	Cantaloupe Inc.*	21,513
515	Cass Information Systems Inc.	20,682
1,596	Concentrix Corp.	264,936
222,148	Conduent Inc.*	1,119,626
1,217	CSG Systems International Inc.	64,148
1,853	DigitalOcean Holdings Inc.*	186,801

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.6% - (continued)
IT Services - 2.4% - (continued)
9,458	DXC Technology Co.*	$283,645
9,347	Euronet Worldwide Inc.*	947,505
2,255	EVERTEC Inc.	94,687
1,742	Evo Payments Inc., Class A Shares*	37,087
1,235	ExlService Holdings Inc.*	160,389
3,982	Fastly Inc., Class A Shares*(a)	162,306
17,215	Flywire Corp.*(a)	699,618
4,394	Gartner Inc.*	1,372,027
7,163	Genpact Ltd.	345,758
1,527	Globant SA*	404,670
714	GreenBox POS*(a)	3,720
2,625	GreenSky Inc., Class A Shares*	29,768
1,566	Grid Dynamics Holdings Inc.*	61,434
1,042	Hackett Group Inc. (The)	21,319
841	I3 Verticals Inc., Class A Shares*	15,685
220	IBEX Holdings Ltd.*	2,910
1,199	International Money Express Inc.*	18,117
2,869	Jack Henry & Associates Inc.	435,026
4,565	Limelight Networks Inc.*	12,554
2,470	LiveRamp Holdings Inc.*	115,917
2,313	Maximus Inc.	174,516
3,168	MoneyGram International Inc.*	18,786
2,339	MongoDB Inc., Class A Shares*	1,165,056
3,035	Okta Inc., Class A Shares*	653,223
3,312	Paya Holdings Inc.*	21,329
15,604	Paysafe Ltd.*(a)	56,643
1,221	Perficient Inc.*	167,314
482	Priority Technology Holdings Inc.*	3,114
2,205	Rackspace Technology Inc.*	31,443
3,155	Repay Holdings Corp., Class A Shares*	51,616
11,973	Sabre Corp.*	90,157
11,124	Shift4 Payments Inc., Class A Shares*	578,671
1,438	SolarWinds Corp.	20,707
675	StarTek Inc.*	2,714
4,323	Switch Inc., Class A Shares	118,234
693	TTEC Holdings Inc.	58,482
379	Tucows Inc., Class A Shares*	30,824
3,102	Twilio Inc., Class A Shares*	887,637
72,834	Unisys Corp.*	1,322,665
4,962	Verra Mobility Corp., Class A Shares*	71,403
15,483	Western Union Co. (The)	244,941
1,680	WEX Inc.*	212,386
13,986	WNS Holdings Ltd., ADR*	1,175,803

	Total IT Services	15,014,940

Semiconductors & Semiconductor Equipment - 3.8%
1,520	Allegro MicroSystems Inc.*	47,470
829	Alpha & Omega Semiconductor Ltd.*	40,720
1,310	Ambarella Inc.*	235,171
3,833	Amkor Technology Inc.	82,640
785	Atomera Inc.*	18,911
1,246	Axcelis Technologies Inc.*	77,028
1,631	AXT Inc.*	13,407
26,081	Brooks Automation Inc.	2,949,761
813	CEVA Inc.*	35,853
2,185	Cirrus Logic Inc.*	175,193
5,189	CMC Materials Inc	689,099
1,794	Cohu Inc.*	59,148
1,635	Diodes Inc.*	173,882
1,353	DSP Group Inc.*	29,752
4,976	Enphase Energy Inc.*	1,244,000

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.6% - (continued)
Semiconductors & Semiconductor Equipment - 3.8% - (continued)
10,503	Entegris Inc.	$1,534,278
4,001	First Solar Inc.*	414,504
2,916	FormFactor Inc.*	122,239
1,038	Ichor Holdings Ltd.*	49,710
5,318	Impinj Inc.*	398,690
3,194	Kopin Corp.*	16,673
2,300	Kulicke & Soffa Industries Inc.	132,618
5,090	Lattice Semiconductor Corp.*	386,484
50,138	MACOM Technology Solutions Holdings Inc.*	3,605,424
2,653	MaxLinear Inc., Class A Shares*	178,627
8,117	Meta Materials Inc.*(a)	29,789
8,256	MKS Instruments Inc.	1,256,233
1,694	Monolithic Power Systems Inc.	937,561
2,123	NeoPhotonics Corp.*	32,631
213	NVE Corp.	14,329
15,990	ON Semiconductor Corp.*	982,266
1,826	Onto Innovation Inc.*	171,936
1,029	PDF Solutions Inc.*	30,798
2,118	Photronics Inc.*	27,979
2,268	Power Integrations Inc.	226,868
60,877	Rambus Inc.*	1,637,591
11,106	Semtech Corp.*	951,451
1,657	Silicon Laboratories Inc.*	325,219
9,413	Silicon Motion Technology Corp., ADR	649,779
488	SiTime Corp.*	145,658
316	SkyWater Technology Inc.*	5,912
12,422	SMART Global Holdings Inc.*	708,302
2,998	SunPower Corp., Class A Shares*(a)	85,893
1,324	Synaptics Inc.*	373,686
1,667	Ultra Clean Holdings Inc.*	91,368
1,630	Universal Display Corp.	233,172
57,982	Veeco Instruments Inc.*	1,541,162
4,341	Wolfspeed Inc.*	532,293

	Total Semiconductors & Semiconductor Equipment	23,703,158

Software - 7.5%
4,144	8x8 Inc.*	89,303
2,255	A10 Networks Inc.	34,772
37,239	ACI Worldwide Inc.*	1,085,144
720	Agilysys Inc.*	31,356
1,774	Alarm.com Holdings Inc.*	141,547
280	Alkami Technology Inc.*	8,033
1,725	Altair Engineering Inc., Class A Shares*	128,426
2,213	Alteryx Inc., Class A Shares*	147,098
1,110	American Software Inc., Class A Shares	25,308
20,176	Anaplan Inc.*	863,735
7,264	ANSYS Inc.*	2,843,711
701	Appfolio Inc., Class A Shares*	84,464
1,474	Appian Corp., Class A Shares*(a)	109,592
2,773	Asana Inc., Class A Shares*	288,253
9,516	Aspen Technology Inc.*	1,380,105
2,185	Atlassian Corp. PLC, Class A Shares*	822,259
3,199	Avalara Inc.*	446,836
3,081	Avaya Holdings Corp.*	59,987
1,035	Benefitfocus Inc.*	10,412
5,214	Bentley Systems Inc., Class B Shares(a)	250,220
2,981	Bill.com Holdings Inc.*	837,214
40,400	Black Knight Inc.*	2,887,388
1,814	Blackbaud Inc.*(a)	136,884
24,862	Blackline Inc.*	2,736,063
27,141	Bottomline Technologies de Inc.*	1,217,002

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.6% - (continued)
Software - 7.5% - (continued)
58,344	Box Inc., Class A Shares*	$1,365,833
2,384	BTRS Holdings Inc.*	17,785
1,283	C3.ai Inc., Class A Shares*(a)	47,420
4,607	CDK Global Inc.	178,014
1,417	Cerence Inc.*(a)	106,530
4,874	Ceridian HCM Holding Inc.*(a)	533,216
1,008	ChannelAdvisor Corp.*	25,210
1,345	Cleanspark Inc.*(a)	23,914
42,661	Cognyte Software Ltd.*	869,005
1,746	CommVault Systems Inc.*	109,788
543	Consensus Cloud Solutions Inc.*	34,014
328	Couchbase Inc.*	10,840
3,827	Coupa Software Inc.*	752,618
3,877	Crowdstrike Holdings Inc., Class A Shares*	841,852
465	CS Disco Inc.*	17,066
806	Datto Holding Corp.*	18,909
515	Digimarc Corp.*(a)	22,094
3,406	Digital Turbine Inc.*	180,722
2,421	Dolby Laboratories Inc., Class A Shares	201,936
1,028	Domo Inc., Class B Shares*	74,376
627	DoubleVerify Holdings Inc.*	19,362
11,937	Dropbox Inc., Class A Shares*	293,770
2,707	Duck Creek Technologies Inc.*	77,393
7,435	Dynatrace Inc.*	467,290
6,051	E2open Parent Holdings Inc.*(a)	73,701
996	Ebix Inc.	30,438
816	eGain Corp.*	8,568
2,627	Elastic NV*	408,393
2,035	Envestnet Inc.*	156,023
1,448	Everbridge Inc.*	164,232
559	EverCommerce Inc.*(a)	9,101
1,072	Fair Isaac Corp.*	378,555
6,310	Five9 Inc.*	898,102
1,408	GTY Technology Holdings Inc.*	9,265
11,164	Guidewire Software Inc.*	1,298,820
405	Instructure Holdings Inc.*	9,019
347	Intapp Inc.*	9,504
315	Intelligent Systems Corp.*	12,776
1,155	InterDigital Inc.	78,436
1,991	Jamf Holding Corp.*(a)	64,170
1,970	JFrog Ltd.*	62,961
572	Kaltura Inc.*	2,711
2,426	LivePerson Inc.*	93,789
75,757	Mandiant Inc.*	1,285,596
2,461	Manhattan Associates Inc.*	384,310
3,574	Marathon Digital Holdings Inc.*(a)	182,524
2,548	McAfee Corp., Class A Shares	65,866
431	MeridianLink Inc.*	9,504
312	MicroStrategy Inc., Class A Shares*(a)	225,086
13,932	Mimecast Ltd.*	1,128,492
2,175	Mitek Systems Inc.*	37,258
1,263	Model N Inc.*	35,490
4,835	Momentive Global Inc.*	98,779
1,438	N-able Inc.*	16,968
2,295	nCino Inc.*(a)	142,565
32,744	NCR Corp.*	1,273,742
8,722	New Relic Inc.*	966,659
20,764	NortonLifeLock Inc.	515,985
10,751	Nuance Communications Inc.*	596,573
7,266	Nutanix Inc., Class A Shares*	241,377

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 18.6% - (continued)
Software - 7.5% - (continued)
988	ON24 Inc.*	$15,650
29,672	OneSpan Inc.*	507,094
3,023	PagerDuty Inc.*	107,165
1,331	Paycor HCM Inc.*	39,185
1,416	Paylocity Holding Corp.*	357,313
1,541	Pegasystems Inc.	176,938
22,644	Ping Identity Holding Corp.*	539,154
371	Procore Technologies Inc.*	31,446
1,658	Progress Software Corp.	80,330
18,775	PROS Holdings Inc.*	681,908
3,979	PTC Inc.*	436,019
2,043	Q2 Holdings Inc.*	164,053
1,279	Qualys Inc.*	166,641
2,085	Rapid7 Inc.*	258,665
1,289	Rekor Systems Inc.*(a)	8,662
1,777	Rimini Street Inc.*	11,746
3,151	Riot Blockchain Inc.*(a)	117,753
3,426	SailPoint Technologies Holding Inc.*	180,173
1,476	Sapiens International Corp. NV(a)	52,354
323	SecureWorks Corp., Class A Shares*	5,736
355	ShotSpotter Inc.*	12,468
23,090	Smartsheet Inc., Class A Shares*	1,477,760
1,796	Smith Micro Software Inc.*	9,842
1,679	Sprout Social Inc., Class A Shares*	187,511
1,360	SPS Commerce Inc.*	191,746
3,351	Sumo Logic Inc.*	47,383
1,486	Telos Corp.*	23,405
3,398	Tenable Holdings Inc.*	167,861
4,338	Teradata Corp.*	188,356
1,813	Tyler Technologies Inc.*	940,911
1,138	Upland Software Inc.*	22,282
3,976	Varonis Systems Inc., Class B Shares*	205,997
24,634	Verint Systems Inc.*	1,172,332
1,168	Veritone Inc.*	29,948
490	Viant Technology Inc., Class A Shares*	4,802
2,520	VirnetX Holding Corp.*	7,560
9,072	Vonage Holdings Corp.*	187,065
6,846	Workiva Inc., Class A Shares*	954,812
96,250	Xperi Holding Corp.	1,724,800
4,089	Yext Inc.*	39,500
4,489	Zendesk Inc.*	458,372
2,128	Zix Corp.*	18,024
4,705	Zuora Inc., Class A Shares*	93,206

	Total Software	46,033,335

Technology Hardware, Storage & Peripherals - 0.8%
15,947	3D Systems Corp.*(a)	363,273
1,293	Avid Technology Inc.*	41,454
1,103	Corsair Gaming Inc.*(a)	24,707
46,208	Diebold Nixdorf Inc.*	374,747
1,829	Eastman Kodak Co.*(a)	10,956
55,204	Pure Storage Inc., Class A Shares*	1,709,668
146,652	Quantum Corp.*(a)	802,186
47,347	Stratasys Ltd.*(a)	1,277,895
1,621	Super Micro Computer Inc.*	67,109
602	Turtle Beach Corp.*	16,134
5,343	Xerox Holdings Corp.	98,418

	Total Technology Hardware, Storage & Peripherals	4,786,547

	TOTAL INFORMATION TECHNOLOGY	114,647,153

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.0%
Chemicals - 2.0%
1,020	AdvanSix Inc.	$46,196
2,391	Albemarle Corp.	637,177
1,145	American Vanguard Corp.	16,385
6,383	Amyris Inc.*	43,787
2,069	Ashland Global Holdings Inc.	209,114
20,992	Avient Corp.	1,154,770
33,334	Axalta Coating Systems Ltd.*	1,010,687
1,208	Balchem Corp.	190,864
2,088	Cabot Corp.	109,578
8,076	CF Industries Holdings Inc.	489,325
283	Chase Corp.	27,901
6,201	Chemours Co. (The)	184,170
2,479	Danimer Scientific Inc.*	33,070
2,049	Diversey Holdings Ltd.*	27,006
10,676	Ecolab Inc.	2,364,414
2,066	Ecovyst Inc.	19,772
8,673	Element Solutions Inc.	198,351
3,049	Ferro Corp.*	64,395
1,005	FutureFuel Corp.	7,578
10,111	GCP Applied Technologies Inc.*	235,991
768	Hawkins Inc.	25,482
1,930	HB Fuller Co.	141,199
7,991	Huntsman Corp.	253,235
1,476	Ingevity Corp.*	106,139
909	Innospec Inc.	73,811
450	Intrepid Potash Inc.*	18,495
733	Koppers Holdings Inc.*	22,137
20,326	Kraton Corp.*	936,215
995	Kronos Worldwide Inc.	13,930
6,061	Livent Corp.*	183,588
4,067	Marrone Bio Innovations Inc.*	2,870
1,238	Minerals Technologies Inc.	81,299
14,016	Mosaic Co. (The)	479,627
252	NewMarket Corp.	83,487
5,428	Olin Corp.	295,012
2,179	Orion Engineered Carbons SA*	38,241
1,347	PureCycle Technologies Inc.*(a)	16,568
505	Quaker Chemical Corp.	115,064
2,679	Rayonier Advanced Materials Inc.*	14,681
4,949	RPM International Inc.	450,557
1,548	Scotts Miracle-Gro Co. (The)	224,290
1,583	Sensient Technologies Corp.	154,010
797	Stepan Co.	89,830
1,116	Tredegar Corp.	12,276
1,460	Trinseo PLC	68,956
57,671	Tronox Holdings PLC, Class A Shares	1,268,185
115	Valhi Inc.	3,034
6,834	Valvoline Inc.	232,834
1,258	Westlake Chemical Corp.	116,893
761	Zymergen Inc.*(a)	6,895

	Total Chemicals	12,599,371

Construction Materials - 0.5%
1,544	Eagle Materials Inc.	238,116
1,174	Forterra Inc.*	27,929
4,433	Summit Materials Inc., Class A Shares*	165,351
100	United States Lime & Minerals Inc.	11,915
14,094	Vulcan Materials Co.	2,700,974

	Total Construction Materials	3,144,285

Containers & Packaging - 1.6%
12,211	AptarGroup Inc.	1,460,313

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.0% - (continued)
Containers & Packaging - 1.6% - (continued)
765	Ardagh Group SA, Class A Shares(b)(c)	$18,934
11,163	Avery Dennison Corp.	2,289,196
5,096	Berry Global Group Inc.*	351,879
22,007	Crown Holdings Inc.	2,328,341
10,663	Graphic Packaging Holding Co.	210,488
1,006	Greif Inc., Class A Shares	61,044
197	Greif Inc., Class B Shares	11,656
1,295	Myers Industries Inc.	25,227
5,936	O-I Glass Inc.*	65,712
3,543	Packaging Corp. of America	462,680
1,728	Pactiv Evergreen Inc.	21,444
32,349	Ranpak Holdings Corp., Class A Shares*(a)	1,281,991
5,638	Sealed Air Corp.	350,233
11,700	Silgan Holdings Inc.	485,199
3,680	Sonoco Products Co.	213,918
1,606	TriMas Corp.	53,191
247	UFP Technologies Inc.*	16,517

	Total Containers & Packaging	9,707,963

Metals & Mining - 0.8%
79,891	Alamos Gold Inc., Class A Shares	610,367
7,059	Alcoa Corp.	328,455
4,747	Allegheny Technologies Inc.*	67,597
4,139	Arconic Corp.*	110,594
1,776	Carpenter Technology Corp.	48,805
2,674	Century Aluminum Co.*	35,377
87,137	Cleveland-Cliffs Inc.*(a)	1,773,238
9,252	Coeur Mining Inc.*	51,811
4,918	Commercial Metals Co.	151,966
1,285	Compass Minerals International Inc.	62,515
4,627	Constellium SE, Class A Shares*	81,297
3,346	Ferroglobe Representation & Warranty Insurance Trust*#(b)(c)	–
1,783	Gatos Silver Inc.*	24,088
429	Haynes International Inc.	17,190
19,916	Hecla Mining Co.	110,335
596	Kaiser Aluminum Corp.	53,181
761	Materion Corp.	64,426
2,733	MP Materials Corp.*(a)	120,088
8,864	Novagold Resources Inc.*	59,832
372	Olympic Steel Inc.	7,570
1,075	Perpetua Resources Corp.*	5,429
1,064	PolyMet Mining Corp.*	3,203
2,402	Reliance Steel & Aluminum Co.	357,009
2,470	Royal Gold Inc.	247,074
508	Ryerson Holding Corp.	11,903
953	Schnitzer Steel Industries Inc., Class A Shares	45,839
7,390	Steel Dynamics Inc.	441,922
2,856	SunCoke Energy Inc.	17,393
1,565	TimkenSteel Corp.*	22,411
10,087	United States Steel Corp.	228,067
1,898	Warrior Met Coal Inc.	40,788
1,273	Worthington Industries Inc.	61,079

	Total Metals & Mining	5,260,849

Paper & Forest Products - 0.1%
684	Clearwater Paper Corp.*	27,531
1,760	Glatfelter Corp.	28,987
3,588	Louisiana-Pacific Corp.	234,476
595	Neenah Inc.	27,661
1,151	Schweitzer-Mauduit International Inc.	33,034
942	Verso Corp., Class A Shares	19,914

	Total Paper & Forest Products	371,603

	TOTAL MATERIALS	31,084,071

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.5%
3,232	Acadia Realty Trust	$65,254
2,533	Agree Realty Corp.	171,129
2,697	Alexander & Baldwin Inc.	59,415
88	Alexander’s Inc.	22,492
29,476	American Assets Trust Inc.	1,013,974
5,177	American Campus Communities Inc.	267,858
4,185	American Finance Trust Inc.	33,229
11,034	American Homes 4 Rent, Class A Shares	442,353
9,840	Americold Realty Trust	321,178
6,140	Apartment Income REIT Corp.	311,666
5,573	Apartment Investment & Management Co., Class A Shares*	41,296
8,009	Apple Hospitality REIT Inc.	120,295
2,148	Armada Hoffler Properties Inc.	29,965
779	Ashford Hospitality Trust Inc.*	8,296
9,774	Boston Properties Inc.	1,054,028
1,765	Braemar Hotels & Resorts Inc.*	7,695
6,373	Brandywine Realty Trust	81,893
11,163	Brixmor Property Group Inc.	253,847
5,813	Broadstone Net Lease Inc., Class A Shares	145,325
474	BRT Apartments Corp.	8,921
3,770	Camden Property Trust	622,842
3,602	CareTrust REIT Inc.	72,796
1,948	CatchMark Timber Trust Inc., Class A Shares	14,980
517	Centerspace	52,832
1,875	Chatham Lodging Trust*	22,331
1,709	City Office REIT Inc.	28,506
586	Clipper Realty Inc.	5,122
4,320	Columbia Property Trust Inc.	82,944
845	Community Healthcare Trust Inc.	36,360
1,600	CorePoint Lodging Inc.*	24,688
1,661	CoreSite Realty Corp.	284,114
4,233	Corporate Office Properties Trust	108,619
25,598	Cousins Properties Inc.	966,580
241	CTO Realty Growth Inc.	13,236
8,133	CubeSmart	438,531
4,680	CyrusOne Inc.	416,614
7,773	DiamondRock Hospitality Co.*	67,703
18,184	DigitalBridge Group Inc.*	144,745
8,699	Diversified Healthcare Trust	24,270
6,275	Douglas Emmett Inc.	205,632
3,135	Easterly Government Properties Inc., Class A Shares	65,741
1,497	EastGroup Properties Inc.	304,939
5,323	Empire State Realty Trust Inc., Class A Shares	48,386
2,784	EPR Properties	128,398
149,828	Equity Commonwealth*	3,813,123
6,602	Equity LifeStyle Properties Inc.	536,743
4,372	Essential Properties Realty Trust Inc.	118,175
1,041	Farmland Partners Inc.	12,065
2,917	Federal Realty Investment Trust	357,828
4,853	First Industrial Realty Trust Inc.	293,170
2,816	Four Corners Property Trust Inc.	76,088
3,441	Franklin Street Properties Corp.	19,820
8,583	Gaming and Leisure Properties Inc.	387,265
4,159	GEO Group Inc. (The)	34,936
1,435	Getty Realty Corp.	43,811
1,272	Gladstone Commercial Corp.	28,264
1,014	Gladstone Land Corp.	28,970

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.0% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.5% - (continued)
2,304	Global Medical REIT Inc.	$37,647
3,621	Global Net Lease Inc.	51,418
62,932	Healthcare Realty Trust Inc.	1,971,030
8,233	Healthcare Trust of America Inc., Class A Shares	279,593
1,330	Hersha Hospitality Trust, Class A Shares*	11,744
3,897	Highwoods Properties Inc.	168,350
26,695	Host Hotels & Resorts Inc.*	419,112
5,591	Hudson Pacific Properties Inc.	136,085
3,939	Independence Realty Trust Inc.	96,506
182	Indus Realty Trust Inc.	13,468
2,425	Industrial Logistics Properties Trust	53,738
939	Innovative Industrial Properties Inc., Class A Shares	241,163
10,828	Iron Mountain Inc.	492,024
2,598	iStar Inc.(a)	63,235
31,820	JBG SMITH Properties	884,278
4,395	Kilroy Realty Corp.	283,609
21,944	Kimco Realty Corp.	491,984
8,123	Kite Realty Group Trust	163,435
3,261	Lamar Advertising Co., Class A Shares	356,297
10,398	Lexington Realty Trust	156,490
2,951	Life Storage Inc.	389,945
1,415	LTC Properties Inc.(a)	44,940
8,015	Macerich Co. (The)(a)	151,163
3,223	Mack-Cali Realty Corp.*	53,856
22,959	Medical Properties Trust Inc.	488,797
24,536	Monmouth Real Estate Investment Corp.	509,613
1,627	National Health Investors Inc.	84,994
6,853	National Retail Properties Inc.	302,217
3,063	National Storage Affiliates Trust	188,007
1,401	NETSTREIT Corp.	29,897
833	NexPoint Residential Trust Inc.	62,125
1,761	Office Properties Income Trust	41,789
8,976	Omega Healthcare Investors Inc.(a)	250,789
539	One Liberty Properties Inc.	17,534
5,445	Outfront Media Inc.	136,071
6,996	Paramount Group Inc.	55,688
8,853	Park Hotels & Resorts Inc.*	147,314
4,863	Pebblebrook Hotel Trust	101,880
664	Phillips Edison & Co., Inc.	20,830
8,006	Physicians Realty Trust	142,747
4,626	Piedmont Office Realty Trust Inc., Class A Shares	80,400
1,188	Plymouth Industrial REIT Inc.	35,343
483	Postal Realty Trust Inc., Class A Shares	8,380
2,480	PotlatchDeltic Corp.	134,267
2,072	Preferred Apartment Communities Inc.	27,309
7,738	PS Business Parks Inc.	1,355,698
5,292	Rayonier Inc.	199,879
6,563	Regency Centers Corp.	455,078
4,371	Retail Opportunity Investments Corp.	76,755
594	Retail Value Inc.	3,612
5,161	Rexford Industrial Realty Inc.	361,683
6,156	RLJ Lodging Trust	77,504
2,897	RPT Realty	36,850
2,013	Ryman Hospitality Properties Inc.*	155,806
8,242	Sabra Health Care REIT Inc.	106,569
664	Safehold Inc.	47,503
478	Saul Centers Inc.	23,532
7,449	SBA Communications Corp., Class A Shares	2,560,966
1,428	Seritage Growth Properties, Class A Shares*	20,549
6,153	Service Properties Trust	52,362

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.0% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.5% - (continued)
6,469	SITE Centers Corp.	$97,423
2,527	SL Green Realty Corp.(a)	175,450
29,040	Spirit Realty Capital Inc.	1,294,022
12,517	STAG Industrial Inc.	545,491
9,201	STORE Capital Corp.	303,081
4,154	Summit Hotel Properties Inc.*	37,178
8,127	Sunstone Hotel Investors Inc.*	88,341
3,792	Tanger Factory Outlet Centers Inc.(a)	75,120
2,560	Terreno Realty Corp.	194,944
1,646	UMH Properties Inc.	37,990
7,283	Uniti Group Inc.	96,645
507	Universal Health Realty Income Trust	28,225
4,298	Urban Edge Properties	74,055
1,056	Urstadt Biddle Properties Inc., Class A Shares	19,937
22,646	VICI Properties Inc.(a)	615,971
6,610	Vornado Realty Trust	265,325
3,184	Washington Real Estate Investment Trust	80,237
1,631	Whitestone REIT, Class B Shares	15,103
4,254	Xenia Hotels & Resorts Inc.*	66,660

	Total Equity Real Estate Investment Trusts (REITs)	33,913,921

Real Estate Management & Development - 0.5%
15,668	CBRE Group Inc., Class A Shares*	1,497,391
5,157	Cushman & Wakefield PLC*	91,176
2,356	eXp World Holdings Inc.(a)	86,489
200	Fathom Holdings Inc.*	4,718
669	Forestar Group Inc.*	13,260
302	FRP Holdings Inc.*	17,709
1,551	Howard Hughes Corp. (The)*	127,167
1,909	Jones Lang LaSalle Inc.*	448,443
4,517	Kennedy-Wilson Holdings Inc.	97,974
877	Marcus & Millichap Inc.*	37,579
5,606	Newmark Group Inc., Class A Shares	90,032
16,945	Opendoor Technologies Inc.*	268,409
435	Rafael Holdings Inc., Class B Shares*	2,388
623	RE/MAX Holdings Inc., Class A Shares	17,126
4,315	Realogy Holdings Corp.*	65,545
3,808	Redfin Corp.*	154,948
623	RMR Group Inc. (The), Class A Shares	20,353
1,247	St Joe Co. (The)	59,868
800	Tejon Ranch Co.*	14,640

	Total Real Estate Management & Development	3,115,215

	TOTAL REAL ESTATE	37,029,136

UTILITIES - 2.8%
Electric Utilities - 0.5%
20,983	ALLETE Inc.	1,230,233
3,981	Hawaiian Electric Industries Inc.	151,238
3,689	IDACORP Inc.	385,943
1,360	MGE Energy Inc.	98,723
9,189	NRG Energy Inc.	330,988
7,544	OGE Energy Corp.	258,910
1,585	Otter Tail Corp.	103,643
4,254	Pinnacle West Capital Corp.	276,723
3,179	PNM Resources Inc.	156,534
3,389	Portland General Electric Co.	164,943
502	Via Renewables Inc., Class A Shares(a)	5,607

	Total Electric Utilities	3,163,485

Gas Utilities - 0.2%
2,006	Brookfield Infrastructure Corp., Class A Shares	118,735
645	Chesapeake Utilities Corp.	82,147
3,284	National Fuel Gas Co.	189,848

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 2.8% - (continued)
Gas Utilities - 0.2% - (continued)
3,615	New Jersey Resources Corp.	$132,960
1,118	Northwest Natural Holding Co.	48,208
1,957	ONE Gas Inc.	126,892
3,857	South Jersey Industries Inc.	90,639
2,217	Southwest Gas Holdings Inc.	145,901
1,890	Spire Inc.	113,117
8,164	UGI Corp.	336,765

	Total Gas Utilities	1,385,212

Independent Power & Renewable Electricity Producers - 0.5%
4,818	Brookfield Renewable Corp., Class A Shares	178,410
1,277	Clearway Energy Inc., Class A Shares	44,095
3,108	Clearway Energy Inc., Class C Shares	115,991
19,215	Ormat Technologies Inc.(a)	1,450,732
3,509	Sunnova Energy International Inc.*	129,728
58,989	Vistra Corp.	1,172,701

	Total Independent Power & Renewable Electricity Producers	3,091,657

Multi-Utilities - 0.4%
34,824	Avista Corp.	1,341,072
2,340	Black Hills Corp.	150,041
7,545	MDU Resources Group Inc.	205,450
14,800	NiSource Inc.	362,748
9,830	NorthWestern Corp.	543,599
627	Unitil Corp.	25,983

	Total Multi-Utilities	2,628,893

Water Utilities - 1.2%
1,373	American States Water Co.	129,309
406	Artesian Resources Corp., Class A Shares	17,361
827	Cadiz Inc.*	3,349
10,888	California Water Service Group	686,053
20,743	Essential Utilities Inc.	980,522
619	Global Water Resources Inc.	10,659
646	Middlesex Water Co.	66,564
5,637	Pennon Group PLC, ADR	188,839
734	Pure Cycle Corp.*	10,687
4,861	Severn Trent PLC, ADR	192,204
32,211	SJW Group	2,169,411
92,882	United Utilities Group PLC, ADR	2,673,144
462	York Water Co. (The)	21,649

	Total Water Utilities	7,149,751

	TOTAL UTILITIES	17,418,998

	TOTAL COMMON STOCKS (Cost - $375,005,991)	584,695,042

CONVERTIBLE PREFERRED STOCKS - 0.7%
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
56,772	Becton Dickinson & Co., 6.000% due 6/1/23	2,850,522

UTILITIES - 0.2%
Water Utilities - 0.2%
24,948	Essential Utilities Inc., 6.000% due 4/30/22	1,440,498

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $4,254,259)	4,291,020

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.2%
51,838	US Bancorp, 3.500% (3-Month USD-LIBOR + 0.600%)(d)(e)	1,249,296
11,178	US Bancorp, 6.500% (3-Month USD-LIBOR + 4.468%)(d)(e)	283,250

	Total Banks	1,532,546

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security		Value
FINANCIALS - 0.3% - (continued)
Insurance - 0.1%
13,662		MetLife Inc., 4.750%(e)	$349,611
5,429		MetLife Inc., 5.625%(e)	141,914

		Total Insurance	491,525

		TOTAL PREFERRED STOCKS (Cost - $1,970,009)	2,024,071

CLOSED END MUTUAL FUND SECURITIES - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
4,364		iShares® Core S&P Small-Capital ETF(a)	481,393
1,203		iShares® Russell 2000 ETF, Common Class Shares(a)	262,458
4,193		iShares® Russell Mid-Capital ETF, Common Class Shares(a)	335,482
		TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost - $528,276)	1,079,333

Face Amount/Units†	Rating††
CORPORATE BONDS & NOTES - 0.2%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
702,000	NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(c)(f)	923,130

ENERGY - 0.0%
Oil & Gas - 0.0%
20,000	CCC	ION Geophysical Corp., Secured Notes, 8.000% due 12/15/25	18,251

		TOTAL CORPORATE BONDS & NOTES (Cost - $722,016)	941,381

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $382,480,551)	593,030,847

Face Amount†
SHORT-TERM INVESTMENTS (g) - 8.0%
MONEY MARKET FUND - 4.4%
$ 27,327,898		Invesco STIT - Government & Agency Portfolio, 0.026%, Institutional Class(h) (Cost - $27,327,898)	27,327,898

TIME DEPOSITS - 3.6%
5,587,056		ANZ National Bank - London, 0.005% due 12/1/21	5,587,056
8,542,369		BNP Paribas - Paris, 0.005% due 12/1/21	8,542,369
		Royal Bank of Canada - Toronto:
20,372 CAD		0.005% due 12/1/21	15,945
5,410,618		0.005% due 12/1/21	5,410,618
1,774,627		Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	1,774,627
786,816		Sumitomo Mitsui Banking Corp. - Tokyo, 0.005% due 12/1/21	786,816

		TOTAL TIME DEPOSITS (Cost - $22,117,431)	22,117,431

		TOTAL SHORT-TERM INVESTMENTS (Cost - $49,445,329)	49,445,329

		TOTAL INVESTMENTS - 104.2% (Cost - $431,925,880)	642,476,176

		Liabilities in Excess of Other Assets - (4.2)%	(25,705,109)

		TOTAL NET ASSETS - 100.0%	$616,771,067

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Illiquid security.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2021.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $923,130 and represents 0.2% of net assets.

(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.6%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2021, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$431,925,880	$229,926,753	$(19,463,999)	$210,462,754

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	18.6%
Industrials	16.5
Health Care	15.7
Financials	13.5
Consumer Discretionary	8.7
Real Estate	6.0
Materials	5.1
Consumer Staples	4.0
Utilities	3.1
Communication Services	2.6
Energy	2.6
Short-Term Investments	3.6

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At November 30, 2021, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Russell 2000 E-mini Index December Futures	13	12/21	$1,491,335	$1,428,245	$(63,090)
NASDAQ 100 E-mini Index December Futures	1	12/21	311,028	323,011	11,983
S&P MidCap 400 E-mini Index December Futures	4	12/21	1,118,915	1,082,480	(36,435)

					$(87,542)

At November 30, 2021, Small-Mid Cap Equity Fund had deposited cash of $157,996 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar
USD	—	United States Dollar

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.5%
Argentina - 0.0%
425	MercadoLibre Inc.*	$505,074

Australia - 3.1%
4,366	Afterpay Ltd.*	329,486
5,110	Ampol Ltd.	104,095
26,549	Ansell Ltd.	598,894
24,373	APA Group	164,221
12,260	Aristocrat Leisure Ltd.	378,895
4,029	ASX Ltd.	256,189
35,154	Aurizon Holdings Ltd.	83,852
36,895	AusNet Services Ltd., Class Miscella Shares	66,956
57,224	Australia & New Zealand Banking Group Ltd.	1,077,320
98,086	Bank of Queensland Ltd.	527,528
617,739	Beach Energy Ltd.	516,768
59,851	BHP Group Ltd.	1,681,972
42,481	BHP Group PLC	1,163,931
10,125	BlueScope Steel Ltd.	137,914
28,577	Brambles Ltd.	202,363
91,303	Charter Hall Group, REIT	1,230,567
14,861	Cochlear Ltd.	2,275,723
26,345	Coles Group Ltd.	335,770
35,901	Commonwealth Bank of Australia	2,359,090
11,293	Computershare Ltd.	151,930
7,474	Crown Resorts Ltd.*	57,823
30,488	CSL Ltd.	6,590,579
104,009	CSR Ltd.	427,383
21,075	Dexus, REIT	165,848
1,282	Domino’s Pizza Enterprises Ltd.	117,575
78,989	Elders Ltd.	625,482
27,115	Endeavour Group Ltd.	130,974
34,893	Evolution Mining Ltd.	99,002
33,673	Fortescue Metals Group Ltd.	391,932
33,437	Goodman Group, REIT	581,658
39,989	GPT Group (The), REIT	148,586
4,211	IDP Education Ltd.	105,011
48,656	Insurance Australia Group Ltd.	152,802
16,229	JB Hi-Fi Ltd.	551,685
14,273	Lendlease Corp., Ltd.	107,237
25,239	Macquarie Group Ltd.	3,497,841
2,673	Magellan Financial Group Ltd.	62,179
51,626	Medibank Pvt Ltd.	125,809
16,760	Mineral Resources Ltd.	526,168
83,181	Mirvac Group, REIT	167,429
66,336	National Australia Bank Ltd.	1,276,393
16,796	Newcrest Mining Ltd.	278,540
20,796	Northern Star Resources Ltd.	138,261
36,224	Oil Search Ltd.	96,590
8,577	Orica Ltd.	84,605
37,374	Origin Energy Ltd.	126,738
86,058	Orocobre Ltd.*	608,229
56,902	OZ Minerals Ltd.	993,456
105,443	Pendal Group Ltd.	455,162
18,281	Qantas Airways Ltd.*	65,116
29,073	QBE Insurance Group Ltd.	237,663
3,810	Ramsay Health Care Ltd.	179,295
1,077	REA Group Ltd.	122,668
6,086	Reece Ltd.	99,306
7,465	Rio Tinto Ltd.	484,327

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.1% - (continued)
36,737	Santos Ltd.	$161,340
103,307	Scentre Group, REIT	225,230
7,060	SEEK Ltd.	172,263
34,263	Seven Group Holdings Ltd.	512,514
275,308	Shopping Centres Australasia Property Group, REIT, Class Miscella Shares	540,497
9,004	Sonic Healthcare Ltd.	270,613
97,317	South32 Ltd.	231,058
50,069	Stockland, REIT	153,458
26,756	Suncorp Group Ltd.	203,853
51,940	Super Retail Group Ltd.	457,044
27,342	Sydney Airport*	160,974
46,409	Tabcorp Holdings Ltd.	162,797
67,444	Technology One Ltd.	584,527
81,516	Telstra Corp., Ltd.	234,279
61,406	Transurban Group	590,706
15,164	Treasury Wine Estates Ltd.	130,648
70,026	Vicinity Centres, REIT	83,459
4,351	Washington H Soul Pattinson & Co., Ltd.	94,200
22,801	Wesfarmers Ltd.	916,410
73,775	Westpac Banking Corp.	1,067,969
3,097	WiseTech Global Ltd.	114,060
19,573	Woodside Petroleum Ltd.	290,229
25,492	Woolworths Group Ltd.	736,241

	Total Australia	41,617,185

Austria - 0.3%
67,157	Erste Group Bank AG	2,927,655
3,061	OMV AG	162,149
3,089	Raiffeisen Bank International AG	91,465
1,373	Verbund AG	143,527
2,197	Voestalpine AG	74,373

	Total Austria	3,399,169

Belgium - 0.5%
3,417	Ageas SA NV	176,151
15,323	Anheuser-Busch InBev SA/NV	854,469
666	Elia Group SA/NV	82,753
934	Etablissements Franz Colruyt NV	43,813
2,350	Groupe Bruxelles Lambert SA	253,882
5,028	KBC Group NV	420,180
3,139	Proximus SADP	57,038
288	Sofina SA	133,194
1,573	Solvay SA	175,971
29,870	UCB SA	3,248,404
39,113	Umicore SA	1,900,826

	Total Belgium	7,346,681

Brazil - 0.1%
341,410	B3 SA - Brasil Bolsa Balcao	674,575

Canada - 2.5%
351,700	Air Canada*	5,725,637
133,335	Alimentation Couche-Tard Inc., Class B Shares	4,884,028
119,596	ARC Resources Ltd.	1,049,326
25,352	ATS Automation Tooling Systems Inc.*	945,901
12,854	Ballard Power Systems Inc.*	195,680
15,985	Boardwalk Real Estate Investment Trust(a)	665,599
13,381	BRP Inc.	1,057,368
61,801	Canadian National Railway Co.	7,829,304
24,948	Canadian Western Bank(a)	721,308
21,084	Canfor Corp.*	449,684
41,062	Celestica Inc.*	420,695
32,320	CI Financial Corp.	712,348
7,866	Descartes Systems Group Inc. (The)*	632,346
96,328	Dundee Precious Metals Inc.	612,959

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Canada - 2.5% - (continued)
36,398	Finning International Inc.	$927,292
62,803	Fortuna Silver Mines Inc.*(a)	218,740
56,976	Parex Resources Inc.	913,293
13,584	Stella-Jones Inc.	425,493
11,591	TFI International Inc.	1,150,708
24,598	Tilray Inc., Class 2 Shares*(a)	248,550
38,452	Toronto-Dominion Bank (The)	2,713,143
70,441	Tricon Residential Inc.	967,037

	Total Canada	33,466,439

Chile - 0.1%
92,957	Antofagasta PLC	1,698,373

China - 0.4%
60,640	Alibaba Group Holding Ltd., ADR*	972,409
2,832,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(b)	1,648,866
416,000	Kingdee International Software Group Co., Ltd.*	1,261,714
21,100	Tencent Holdings Ltd.	1,243,110

	Total China	5,126,099

Denmark - 2.6%
3,518	Ambu AS, Class B Shares	100,160
67	AP Moller - Maersk AS, Class A Shares	192,956
116	AP Moller - Maersk AS, Class B Shares	350,927
2,079	Carlsberg AS, Class B Shares	324,629
54,736	Chr Hansen Holding AS	4,073,509
30,170	Coloplast AS, Class B Shares	4,950,809
13,827	Danske Bank AS	227,876
2,025	Demant AS*	97,367
4,054	DSV AS	888,487
1,320	Genmab AS*	512,906
2,484	GN Store Nord AS	143,512
4,222	Netcompany Group AS(c)	452,516
109,759	Novo Nordisk AS, Class B Shares	11,755,260
69,489	Novozymes AS, Class B Shares	5,281,528
3,804	Orsted AS(c)	486,890
5,823	Pandora AS	722,384
170	ROCKWOOL International AS, Class B Shares	70,603
4,120	Royal Unibrew AS	441,327
7,077	Tryg AS	171,503
109,701	Vestas Wind Systems AS	3,675,583

	Total Denmark	34,920,732

Finland - 0.9%
3,023	Elisa OYJ	181,494
8,838	Fortum OYJ	254,077
26,809	Kemira OYJ	398,810
5,752	Kesko OYJ, Class B Shares	180,756
77,035	Kone OYJ, Class B Shares	5,070,564
59,867	Metso Outotec OYJ	602,101
8,508	Neste OYJ	401,342
108,427	Nokia OYJ*	609,037
65,156	Nordea Bank Abp	773,112
2,086	Orion OYJ, Class B Shares	85,714
9,987	Sampo OYJ, Class A Shares	490,693
11,409	Stora Enso OYJ, Class R Shares	193,140
19,991	TietoEVRY OYJ	582,993
10,733	UPM-Kymmene OYJ	389,706
31,032	Valmet OYJ	1,271,996
10,090	Wartsila OYJ Abp	139,788

	Total Finland	11,625,323

France - 10.4%
3,653	Accor SA*	108,118
667	Aeroports de Paris*	77,668
35,727	Air Liquide SA	5,910,162

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.4% - (continued)
234,483	Alstom SA(c)	$8,313,632
18,189	Amundi SA(c)	1,509,773
6,348	Arkema SA	830,213
356,094	AXA SA	9,789,427
878	BioMerieux	124,548
38,734	BNP Paribas SA	2,405,130
18,090	Bollore SA	97,195
4,636	Bouygues SA	156,896
6,234	Bureau Veritas SA	196,691
3,225	Capgemini SE	746,105
12,848	Carrefour SA	212,858
10,177	Cie de Saint-Gobain	644,742
3,404	Cie Générale des Établissements Michelin SCA	502,949
3,000	CNP Assurances	73,096
953	Covivio, REIT	78,949
24,176	Credit Agricole SA	329,084
123,351	Danone SA	7,275,000
440	Dassault Aviation SA	41,678
112,534	Dassault Systemes SE	6,785,304
13,540	Edenred	607,039
12,532	Eiffage SA	1,162,982
8,856	Electricite de France SA	124,479
34,201	Elis SA*	535,688
36,730	Engie SA	531,462
16,969	EssilorLuxottica SA	3,400,748
770	Eurazeo SE	62,939
23,624	Faurecia SE	1,015,781
970	Gecina SA, REIT	131,389
9,277	Getlink SE	137,029
637	Hermes International	1,194,737
794	Ipsen SA	77,586
1,532	Kering SA	1,181,649
43,320	Klepierre SA, REIT	918,324
17,640	Korian SA	521,986
12,344	La Francaise des Jeux SAEM(c)	571,900
24,472	Legrand SA	2,676,026
16,270	L’Oréal SA	7,337,516
12,106	LVMH Moët Hennessy Louis Vuitton SE	9,399,390
9,401	Nexans SA	868,687
19,558	Nexity SA	839,160
39,923	Orange SA	430,690
968	Orpea SA	91,306
22,318	Pernod Ricard SA(a)	5,127,252
16,056	Publicis Groupe SA	1,040,864
426	Remy Cointreau SA	100,045
3,801	Renault SA*	122,290
38,910	Rexel SA	712,392
6,873	Safran SA	765,000
150,519	Sanofi	14,319,047
575	Sartorius Stedim Biotech	338,956
36,832	Schneider Electric SE	6,511,893
588	SEB SA	87,315
16,301	Societe Generale SA	506,465
1,877	Sodexo SA*	157,654
5,592	SOITEC*	1,473,698
3,996	Sopra Steria Group SACA	709,388
7,252	Suez SA	162,346
1,181	Teleperformance	485,533
2,078	Thales SA	170,115
376,539	TotalEnergies SE	17,312,081
1,919	Ubisoft Entertainment SA*	98,630

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.4% - (continued)
2,469	Unibail-Rodamco-Westfield, REIT*	$162,240
126,539	Valeo	3,666,637
52,991	Vallourec SA*	462,448
13,097	Veolia Environnement SA(a)	419,205
59,948	Vinci SA	5,656,069
14,310	Vivendi SE	182,624
575	Wendel SE	65,707
4,778	Worldline SA*(c)	251,437

	Total France	141,095,042

Germany - 8.3%
22,753	adidas AG	6,599,688
8,293	Allianz SE, Class Registered Shares	1,808,177
7,188	Aurubis AG	617,805
155,299	BASF SE	10,197,919
88,669	Bayer AG, Class Registered Shares	4,478,161
31,824	Bayerische Motoren Werke AG	3,066,400
14,068	Bechtle AG	1,017,741
1,996	Beiersdorf AG	199,712
3,096	Brenntag SE	265,756
3,601	Carl Zeiss Meditec AG	722,564
20,700	Commerzbank AG*	146,557
2,217	Continental AG*	238,512
11,034	Covestro AG(c)	623,742
45,682	Daimler AG, Class Registered Shares	4,300,561
3,251	Delivery Hero SE*(c)	434,074
5,515	Dermapharm Holding SE	507,975
41,563	Deutsche Bank AG, Class Registered Shares*	503,282
3,821	Deutsche Boerse AG	600,777
13,000	Deutsche Lufthansa AG, Class Registered Shares*	78,763
60,365	Deutsche Pfandbriefbank AG(c)	708,367
20,206	Deutsche Post AG, Class Registered Shares	1,194,724
66,989	Deutsche Telekom AG, Class Registered Shares	1,184,882
13,360	DWS Group GmbH & Co. KGaA(c)	526,205
45,149	E.ON SE	558,068
4,450	Evonik Industries AG	134,365
30,661	Freenet AG	778,618
4,194	Fresenius Medical Care AG & Co. KGaA	251,266
8,337	Fresenius SE & Co. KGaA	316,935
15,023	GEA Group AG	762,489
7,897	Gerresheimer AG	725,887
1,176	Hannover Rueck SE	206,134
2,943	HeidelbergCement AG	197,567
3,377	HelloFresh SE*	342,628
2,205	Henkel AG & Co. KGaA	164,101
112,306	Infineon Technologies AG	5,087,633
1,466	KION Group AG	158,834
18,820	Knorr-Bremse AG	1,873,783
10,179	Lanxess AG	592,285
1,487	LEG Immobilien SE	208,433
34,911	Merck KGaA	8,666,443
1,107	MTU Aero Engines AG	207,228
2,817	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	761,696
1,072	Nemetschek SE	135,965
46,715	ProSiebenSat.1 Media SE	689,430
2,115	Puma SE	256,245
108	Rational AG	99,719
7,987	Rheinmetall AG	711,791
228,149	RWE AG	8,835,343
177,146	SAP SE	22,744,975
1,678	Scout24 SE(c)	111,704
70,589	Siemens AG, Class Registered Shares	11,305,817

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 8.3% - (continued)
7,956	Siemens Energy AG*	$211,393
5,708	Siemens Healthineers AG(c)	416,556
2,614	Sixt SE*	425,364
2,584	Symrise AG, Class A Shares	365,116
31,756	TAG Immobilien AG	882,983
23,429	Telefonica Deutschland Holding AG	62,563
1,841	Uniper SE	80,124
17,282	United Internet AG, Class Registered Shares	650,449
689	Volkswagen AG	192,363
14,905	Vonovia SE	828,710
25,197	Zalando SE*(c)	2,297,087

	Total Germany	113,320,434

Gibraltar - 0.0%
121,464	888 Holdings PLC	501,668

Hong Kong - 2.8%
1,071,800	AIA Group Ltd.	11,277,909
37,800	ASM Pacific Technology Ltd.	395,729
955,500	BOC Hong Kong Holdings Ltd.	2,885,744
37,100	Budweiser Brewing Co. APAC Ltd.(c)	93,711
190,000	China Mengniu Dairy Co., Ltd.*	1,057,216
41,200	Chow Tai Fook Jewellery Group Ltd.	73,865
40,000	CK Asset Holdings Ltd.	228,787
56,000	CK Hutchison Holdings Ltd.	350,824
11,500	CK Infrastructure Holdings Ltd.	66,392
475,500	CLP Holdings Ltd.	4,650,656
41,000	ESR Cayman Ltd.*(c)	135,274
1,077	Futu Holdings Ltd., ADR*(a)	51,147
42,000	Galaxy Entertainment Group Ltd.*	228,680
1,733,000	Hang Lung Properties Ltd.	3,427,313
15,900	Hang Seng Bank Ltd.	281,392
27,894	Henderson Land Development Co., Ltd.	113,548
53,500	HK Electric Investments & HK Electric Investments Ltd.	52,296
80,000	HKT Trust & HKT Ltd., Class Miscella Shares	108,546
221,380	Hong Kong & China Gas Co., Ltd.	330,467
53,919	Hong Kong Exchanges & Clearing Ltd.	2,973,353
23,600	Hongkong Land Holdings Ltd.	127,392
142,000	Hysan Development Co., Ltd.	430,914
68,400	Jardine Matheson Holdings Ltd.	3,865,190
42,400	Link REIT	365,809
4,414	Melco Resorts & Entertainment Ltd., ADR*	43,081
32,500	MTR Corp., Ltd.	172,690
28,669	New World Development Co., Ltd.	112,654
1,231,000	Pacific Basin Shipping Ltd.	468,868
29,500	Power Assets Holdings Ltd.	177,435
62,646	Sino Land Co., Ltd.	74,700
24,000	SITC International Holdings Co., Ltd.	95,917
26,500	Sun Hung Kai Properties Ltd.	322,174
9,500	Swire Pacific Ltd., Class A Shares	52,570
24,800	Swire Properties Ltd.	58,522
119,000	Techtronic Industries Co., Ltd.	2,432,432
524,000	United Laboratories International Holdings Ltd. (The)	297,575
173,500	WH Group Ltd.(c)	108,121
32,000	Wharf Real Estate Investment Co., Ltd.	161,734
38,000	Xinyi Glass Holdings Ltd.	92,689

	Total Hong Kong	38,243,316

India - 0.1%
99,517	HDFC Bank Ltd.	1,971,085

Indonesia - 0.3%
2,610,500	Bank Central Asia Tbk PT	1,325,983
5,649,273	Bank Mandiri Persero Tbk PT	2,761,034

	Total Indonesia	4,087,017

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Ireland – 1.3%
13,383	AerCap Holdings NV*	$749,983
136,063	Bank of Ireland Group PLC*	736,763
15,762	CRH PLC	767,416
113,077	Dalata Hotel Group PLC*	435,045
2,088	DCC PLC	153,444
145,066	Experian PLC	6,506,493
3,350	Flutter Entertainment PLC*	453,578
31,260	Glanbia PLC	404,707
8,935	James Hardie Industries PLC, CDI	346,211
3,200	Kerry Group PLC, Class A Shares	394,036
3,103	Kingspan Group PLC	358,292
63,581	Ryanair Holdings PLC, ADR*	6,075,165
4,870	Smurfit Kappa Group PLC	248,163

	Total Ireland	17,629,296

Israel – 0.5%
922	Azrieli Group Ltd.	83,753
22,297	Bank Hapoalim BM	217,409
29,309	Bank Leumi Le-Israel BM	282,988
2,128	Check Point Software Technologies Ltd.*	236,868
804	CyberArk Software Ltd.*	138,971
614	Elbit Systems Ltd.	89,435
590	Fiverr International Ltd.*	83,556
14,106	ICL Group Ltd.	122,702
23,176	Inmode Ltd.*	1,761,376
24,701	Israel Discount Bank Ltd., Class A Shares*	150,850
934	Kornit Digital Ltd.*	144,686
2,835	Mizrahi Tefahot Bank Ltd.	104,577
1,273	Nice Ltd.*	371,392
6,066	Nice Ltd., ADR*(a)	1,771,151
25,785	Perion Network Ltd.*	622,708
14,234	Radware Ltd.*	412,359
21,210	Teva Pharmaceutical Industries Ltd., ADR*	174,982
1,165	Wix.com Ltd.*	178,012

	Total Israel	6,947,775

Italy – 3.0%
31,129	ACEA SpA	631,209
2,622	Amplifon SpA	128,150
22,189	Assicurazioni Generali SpA	445,176
9,558	Atlantia SpA*	174,444
63,156	Banca Mediolanum SpA	590,174
26,671	Buzzi Unicem SpA	560,001
10,833	Davide Campari-Milano NV	158,020
12,236	De’Longhi SpA	409,631
468	DiaSorin SpA	100,177
1,346,124	Enel SpA	10,231,451
50,738	Eni SpA	668,084
2,535	Ferrari NV	665,632
122,566	FinecoBank Banca Fineco SpA	2,145,199
7,104	Infrastrutture Wireless Italiane SpA(c)	81,611
7,177	Interpump Group SpA	484,635
1,383,325	Intesa Sanpaolo SpA	3,307,834
12,499	Mediobanca Banca di Credito Finanziario SpA	138,271
4,213	Moncler SpA	305,395
9,269	Nexi SpA*(c)	142,407
10,757	Poste Italiane SpA(c)	135,598
5,170	Prysmian SpA	191,641
57,819	Recordati Industria Chimica e Farmaceutica SpA	3,633,783
5,999	Reply SpA	1,166,033
39,845	Snam SpA	224,675
198,756	Telecom Italia SpA	103,462
27,588	Terna – Rete Elettrica Nazionale	205,020

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Italy - 3.0% - (continued)
1,101,482	UniCredit SpA	$13,324,577

	Total Italy	40,352,290

Japan - 17.0%
4,000	Advantest Corp.	347,508
13,200	Aeon Co., Ltd.	307,865
3,700	AGC Inc.	180,964
2,900	Aisin Corp.	106,420
9,500	Ajinomoto Co., Inc.	285,320
3,300	ANA Holdings Inc.*	65,189
9,100	Asahi Group Holdings Ltd.	338,288
4,100	Asahi Intecc Co., Ltd.	89,565
25,000	Asahi Kasei Corp.	235,732
30,000	ASKUL Corp.	375,452
37,400	Astellas Pharma Inc.	586,609
2,600	Azbil Corp.	114,776
3,900	Bandai Namco Holdings Inc.	303,418
3,700	BayCurrent Consulting Inc.	1,532,944
1,600	Benefit One Inc.	75,311
84,400	Bridgestone Corp.	3,423,179
4,400	Brother Industries Ltd.	75,530
20,000	Canon Inc.	440,595
14,300	Capcom Co., Ltd.	356,257
3,000	Central Japan Railway Co.	412,728
11,200	Chiba Bank Ltd. (The)	64,524
12,200	Chubu Electric Power Co., Inc.	123,077
13,500	Chugai Pharmaceutical Co., Ltd.	435,222
22,700	CKD Corp.	442,842
22,500	Concordia Financial Group Ltd.	81,794
400	Cosmos Pharmaceutical Corp.	61,971
8,400	CyberAgent Inc.	154,765
4,400	Dai Nippon Printing Co., Ltd.	103,253
18,100	Daifuku Co., Ltd.	1,446,995
12,300	Daihen Corp.	465,667
21,000	Dai-ichi Life Holdings Inc.	418,379
35,200	Daiichi Sankyo Co., Ltd.	880,591
39,200	Daikin Industries Ltd.	7,962,829
1,300	Daito Trust Construction Co., Ltd.	140,747
11,400	Daiwa House Industry Co., Ltd.	333,147
42	Daiwa House REIT Investment Corp., Class A Shares	120,221
28,600	Daiwa Securities Group Inc.	158,929
18,800	Denka Co., Ltd.	553,089
8,700	Denso Corp.	637,732
4,400	Dentsu Group Inc.	139,919
8,800	Disco Corp.	2,517,554
6,000	East Japan Railway Co.	369,728
33,100	Eiken Chemical Co., Ltd.	547,433
4,900	Eisai Co., Ltd.	294,261
60,850	ENEOS Holdings Inc.	225,764
89,300	FANUC Corp.	17,421,008
1,200	Fast Retailing Co., Ltd.	711,774
16,400	Food & Life Cos., Ltd.	694,171
31,100	Fuji Corp.	677,644
2,600	Fuji Electric Co., Ltd.	135,582
8,500	Fuji Soft Inc.	395,271
7,400	FUJIFILM Holdings Corp.	582,071
4,000	Fujitsu Ltd.	660,908
20,900	FULLCAST Holdings Co., Ltd.	490,471
78	GLP J-REIT	124,492
800	GMO Payment Gateway Inc.	106,571
9,900	GungHo Online Entertainment Inc.	266,277
24,800	H.U. Group Holdings Inc.	628,730

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 17.0% - (continued)
4,300	Hakuhodo DY Holdings Inc.	$63,991
2,700	Hamamatsu Photonics KK.	165,836
4,300	Hankyu Hanshin Holdings Inc.	127,526
400	Hikari Tsushin Inc.	58,024
5,200	Hino Motors Ltd.	43,198
645	Hirose Electric Co., Ltd.	107,724
2,300	Hitachi Construction Machinery Co., Ltd.	66,700
19,500	Hitachi Ltd.	1,147,916
4,000	Hitachi Metals Ltd.*	74,371
32,800	Honda Motor Co., Ltd.	895,711
1,000	Hoshizaki Corp.	75,639
44,000	Hoya Corp.	6,951,956
7,700	Hulic Co., Ltd.	72,584
2,200	Ibiden Co., Ltd.	135,408
4,037	Idemitsu Kosan Co., Ltd.	103,554
2,700	Iida Group Holdings Co., Ltd.	55,736
52,100	INFRONEER Holdings Inc.	432,841
21,700	Inpex Corp.	177,179
32,700	Internet Initiative Japan Inc.	1,397,120
1,128	Invincible Investment Corp., REIT	379,108
12,300	Isuzu Motors Ltd.	165,748
1,200	Ito En Ltd.	70,585
23,900	ITOCHU Corp.	685,903
2,000	Itochu Techno-Solutions Corp.	65,137
2,800	Japan Airlines Co., Ltd.*	50,772
10,100	Japan Exchange Group Inc.	218,688
148	Japan Metropolitan Fund Invest, REIT	127,837
8,300	Japan Post Bank Co., Ltd.	67,953
49,500	Japan Post Holdings Co., Ltd.*	372,103
4,200	Japan Post Insurance Co., Ltd.	65,400
26	Japan Real Estate Investment Corp., REIT	150,496
24,100	Japan Tobacco Inc.	482,664
10,000	JFE Holdings Inc.	113,586
4,300	JSR Corp.	160,424
9,200	Kajima Corp.	101,356
2,500	Kakaku.com Inc.	69,834
16,100	Kanamoto Co., Ltd.	305,575
15,200	Kaneka Corp.	494,927
14,900	Kansai Electric Power Co., Inc. (The)	134,808
3,800	Kansai Paint Co., Ltd.	85,395
9,700	Kao Corp.	497,186
90,600	KDDI Corp.	2,638,838
2,200	Keio Corp.	99,074
2,700	Keisei Electric Railway Co., Ltd.	73,961
75	Kenedix Office Investment Corp., REIT, Class A Shares	457,211
20,100	Keyence Corp.	12,414,843
2,900	Kikkoman Corp.	221,171
3,600	Kintetsu Group Holdings Co., Ltd.	102,762
24,700	Kintetsu World Express Inc.	592,793
16,300	Kirin Holdings Co., Ltd.	261,372
1,100	Kobayashi Pharmaceutical Co., Ltd.	86,539
2,800	Kobe Bussan Co., Ltd.	105,786
1,300	Koei Tecmo Holdings Co., Ltd.	54,488
2,000	Koito Manufacturing Co., Ltd.	114,847
18,200	Komatsu Ltd.	414,817
18,400	Komeri Co., Ltd.	396,620
1,800	Konami Holdings Corp.	92,009
600	Kose Corp.	72,683
104,400	Kubota Corp.	2,174,916
17,100	Kumagai Gumi Co., Ltd.	395,872
1,800	Kurita Water Industries Ltd.	83,809

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 17.0% - (continued)
6,400	Kyocera Corp.	$379,191
5,300	Kyowa Kirin Co., Ltd.	147,895
1,500	Lasertec Corp.	391,075
1,100	Lawson Inc.	53,964
4,700	Lion Corp.	66,869
5,200	Lixil Corp.	127,612
8,900	M3 Inc.	478,906
77,900	Makita Corp.	3,411,764
31,400	Marubeni Corp	280,990
12,100	Mazda Motor Corp.*	97,876
1,400	McDonald’s Holdings Co. Japan Ltd.	62,502
3,900	Medipal Holdings Corp.	70,140
2,400	MEIJI Holdings Co., Ltd.	141,176
1,900	Mercari Inc.*	115,213
7,700	MINEBEA MITSUMI Inc.	202,861
120,200	MISUMI Group Inc.	5,060,634
25,300	Mitsubishi Chemical Holdings Corp.	198,666
25,400	Mitsubishi Corp.	750,385
36,700	Mitsubishi Electric Corp.	460,508
23,800	Mitsubishi Estate Co., Ltd.	328,373
2,900	Mitsubishi Gas Chemical Co., Inc.	48,147
14,000	Mitsubishi HC Capital Inc.	65,814
6,800	Mitsubishi Heavy Industries Ltd.	153,477
245,800	Mitsubishi UFJ Financial Group Inc.	1,298,086
30,500	Mitsui & Co., Ltd.	686,247
3,900	Mitsui Chemicals Inc.	104,480
18,300	Mitsui Fudosan Co., Ltd.	376,884
1,900	Miura Co., Ltd.	66,563
48,490	Mizuho Financial Group Inc.	599,586
5,400	MonotaRO Co., Ltd.	107,418
10,400	Morinaga Milk Industry Co., Ltd.	497,940
8,900	MS&AD Insurance Group Holdings Inc.	260,251
195,100	Murata Manufacturing Co., Ltd.	14,311,237
53,900	Nabtesco Corp.(a)	1,555,315
4,800	NEC Corp.	216,449
41,400	NEC Networks & System Integration Corp.	659,547
9,600	Nexon Co., Ltd.	192,046
4,800	NGK Insulators Ltd.	75,800
9,000	Nidec Corp.	1,029,176
6,400	Nihon M&A Center Holdings Inc.	186,921
2,300	Nintendo Co., Ltd.	1,021,609
86	Nippon Accommodations Fund Inc., REIT, Class A Shares	472,900
31	Nippon Building Fund Inc., REIT	191,695
33,600	Nippon Electric Glass Co., Ltd.	869,889
1,500	Nippon Express Co., Ltd.	85,313
14,100	Nippon Paint Holdings Co., Ltd.	147,999
42	Nippon Prologis REIT Inc.	137,377
3,000	Nippon Sanso Holdings Corp.	63,416
1,100	Nippon Shinyaku Co., Ltd.	81,432
17,200	Nippon Steel Corp.	251,636
82,500	Nippon Suisan Kaisha Ltd.	416,698
25,900	Nippon Telegraph & Telephone Corp.	714,112
3,200	Nippon Yusen KK	207,909
2,600	Nissan Chemical Corp.	149,540
45,900	Nissan Motor Co., Ltd.*	227,320
3,900	Nisshin Seifun Group Inc.	56,533
1,300	Nissin Foods Holdings Co., Ltd.	95,554
1,600	Nitori Holdings Co., Ltd.	254,307
2,800	Nitto Denko Corp.	194,801
62,700	Nomura Holdings Inc.	261,373
2,700	Nomura Real Estate Holdings Inc.	58,635

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 17.0% - (continued)
87	Nomura Real Estate Master Fund Inc., REIT	$124,221
6,980	Nomura Research Institute Ltd.	299,288
163,700	North Pacific Bank Ltd.	329,659
12,500	NTT Data Corp.	263,584
13,400	Obayashi Corp.	98,650
1,400	Obic Co., Ltd.	258,425
6,300	Odakyu Electric Railway Co., Ltd.	121,447
11,800	Oisix ra daichi Inc.*	347,019
16,600	Oji Holdings Corp.	76,079
22,300	Olympus Corp.	493,519
3,700	Omron Corp.	356,740
7,800	Ono Pharmaceutical Co., Ltd.	172,120
23,100	Open House Co., Ltd.	1,294,878
600	Oracle Corp. Japan	58,652
4,200	Oriental Land Co., Ltd.	663,644
24,500	ORIX Corp.	483,275
55	Orix JREIT Inc.	88,106
8,000	Osaka Gas Co., Ltd.	129,439
2,200	Otsuka Corp.	100,763
7,800	Otsuka Holdings Co., Ltd.	283,220
25,300	Outsourcing Inc.	334,549
8,700	Pan Pacific International Holdings Corp.	149,254
44,400	Panasonic Corp.	485,008
3,400	Persol Holdings Co., Ltd.	97,960
2,000	Pola Orbis Holdings Inc.	35,620
18,000	Rakuten Group Inc.	185,218
80,200	Recruit Holdings Co., Ltd.	4,868,217
25,300	Renesas Electronics Corp.*	316,446
83,300	Rengo Co., Ltd.	558,509
44,400	Resona Holdings Inc.	161,489
26,800	Resorttrust Inc.	438,964
14,200	Ricoh Co., Ltd.	125,449
800	Rinnai Corp.	75,489
1,700	Rohm Co., Ltd.	158,906
5,000	Ryohin Keikaku Co., Ltd.	80,773
16,500	Saizeriya Co., Ltd.	424,680
9,600	Sankyu Inc.	381,280
7,600	Santen Pharmaceutical Co., Ltd.	100,711
43,600	Sanwa Holdings Corp.	465,063
11,800	Sawai Group Holdings Co., Ltd.	438,977
5,000	SBI Holdings Inc.	128,699
3,300	SCSK Corp.	62,307
4,200	Secom Co., Ltd.	283,945
5,600	Seiko Epson Corp.	90,210
85,200	Sekisui Chemical Co., Ltd.	1,383,069
12,300	Sekisui House Ltd.	239,375
15,200	Seven & i Holdings Co., Ltd.	610,445
6,300	SG Holdings Co., Ltd.	139,222
4,700	Sharp Corp.	52,917
4,900	Shimadzu Corp.	207,305
1,500	Shimano Inc.	412,944
10,200	Shimizu Corp.	64,441
36,800	Shin-Etsu Chemical Co., Ltd.	6,152,985
45,400	Shinko Electric Industries Co., Ltd.	2,118,949
5,400	Shionogi & Co., Ltd.	377,206
22,500	Ship Healthcare Holdings Inc.(a)	499,995
8,000	Shiseido Co., Ltd.	458,095
9,700	Shizuoka Bank Ltd. (The)	67,837
13,400	SMC Corp.	8,551,427
57,800	Softbank Corp.	796,915
24,300	SoftBank Group Corp.	1,285,371

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 17.0% - (continued)
1,400	Sohgo Security Services Co., Ltd.	$59,696
69,800	Sompo Holdings Inc.	2,876,159
73,900	Sony Group Corp.	9,006,484
1,600	Square Enix Holdings Co., Ltd.	83,374
2,500	Stanley Electric Co., Ltd.	64,889
17,900	Starts Corp., Inc.	383,398
12,100	Subaru Corp.	228,372
6,700	SUMCO Corp.	145,319
30,200	Sumitomo Chemical Co., Ltd.	139,306
22,400	Sumitomo Corp.	305,078
3,900	Sumitomo Dainippon Pharma Co., Ltd.	47,429
14,700	Sumitomo Electric Industries Ltd.	192,492
27,200	Sumitomo Forestry Co., Ltd.	547,296
4,900	Sumitomo Metal Mining Co., Ltd.	180,544
179,790	Sumitomo Mitsui Financial Group Inc.	5,867,515
6,700	Sumitomo Mitsui Trust Holdings Inc.	210,303
6,500	Sumitomo Realty & Development Co., Ltd.	202,615
2,800	Suntory Beverage & Food Ltd.	98,907
7,400	Suzuki Motor Corp.	298,546
43,900	Sysmex Corp.	5,436,137
11,000	T&D Holdings Inc.	129,968
3,700	Taisei Corp.	107,906
600	Taisho Pharmaceutical Holdings Co., Ltd.	29,507
15,100	Taiyo Yuden Co., Ltd.	823,773
319,354	Takeda Pharmaceutical Co., Ltd.	8,563,678
21,600	Takeuchi Manufacturing Co., Ltd.	515,671
8,100	TDK Corp.	320,710
74,200	Terumo Corp.	3,024,448
4,100	TIS Inc.	126,254
4,100	Tobu Railway Co., Ltd.	92,807
2,300	Toho Co., Ltd.	102,317
56,300	Tokio Marine Holdings Inc.	2,833,763
800	Tokyo Century Corp.	38,117
32,400	Tokyo Electric Power Co. Holdings Inc.*	86,791
3,000	Tokyo Electron Ltd.	1,576,742
8,000	Tokyo Gas Co., Ltd.	137,353
11,900	Tokyo Seimitsu Co., Ltd.	497,307
9,000	Tokyotokeiba Co., Ltd.	316,318
10,600	Tokyu Corp.	146,802
4,900	Toppan Inc.	74,316
29,400	Toray Industries Inc.	171,072
8,300	Toshiba Corp.	331,339
5,500	Tosoh Corp.	78,972
3,000	TOTO Ltd.	132,482
1,800	Toyo Suisan Kaisha Ltd.	72,902
44,700	Toyo Tire Corp.	678,394
2,900	Toyota Industries Corp.	237,703
430,100	Toyota Motor Corp.	7,642,030
4,500	Toyota Tsusho Corp.	195,888
2,700	Trend Micro Inc.	155,830
800	Tsuruha Holdings Inc.	90,310
8,100	Unicharm Corp.	350,954
22,700	Ushio Inc.	420,428
4,000	USS Co., Ltd.	58,688
21,100	Valor Holdings Co., Ltd.	393,590
1,800	Welcia Holdings Co., Ltd.	64,237
12,700	West Holdings Corp.	738,926
4,300	West Japan Railway Co.	185,498
2,500	Yakult Honsha Co., Ltd.	125,555
2,600	Yamaha Corp.	133,268
5,900	Yamaha Motor Co., Ltd.	148,530

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 17.0% - (continued)
5,800	Yamato Holdings Co., Ltd.	$128,100
35,300	Yaskawa Electric Corp.	1,577,552
4,500	Yokogawa Electric Corp.	84,453
53,600	Z Holdings Corp.	354,394
14,900	Zenkoku Hosho Co., Ltd.	650,286
28,600	Zeon Corp.	301,733
2,700	ZOZO Inc.	85,291

	Total Japan	231,795,756

Jordan - 0.0%
18,132	Hikma Pharmaceuticals PLC	533,265

Luxembourg - 0.3%
115,386	ArcelorMittal SA	3,111,164
21,196	Aroundtown SA	127,292
2,716	Eurofins Scientific SE	347,102
8,972	Tenaris SA	88,366

	Total Luxembourg	3,673,924

Macau - 0.4%
2,429,600	Sands China Ltd*	5,531,460

Malta - 0.0%
36,222	Kindred Group PLC	405,161

Mexico - 0.1%
242,864	Grupo Financiero Banorte SAB de CV, Class O Shares	1,446,392

Netherlands - 5.1%
36,357	Aalberts NV	2,222,844
8,743	ABN AMRO Group NV, Dutch Certificate, GDR(c)	124,702
397	Adyen NV*(c)	1,101,261
37,524	Aegon NV	165,244
44,511	Airbus SE*	4,959,519
68,790	Akzo Nobel NV	7,219,412
953	Argenx SE*	266,805
3,640	ASM International NV	1,620,889
24,239	ASML Holding NV	18,997,815
19,701	ASR Nederland NV	840,947
8,559	Euronext NV(c)	840,354
2,263	EXOR NV	198,276
46,448	Fugro NV*	339,229
2,437	Heineken Holding NV	203,036
5,213	Heineken NV(a)	519,054
1,150	IMCD NV	255,813
279,367	ING Groep NV	3,857,252
1,579	JDE Peet’s NV	43,096
3,662	Just Eat Takeaway.com NV*(c)	229,470
21,029	Koninklijke Ahold Delhaize NV	705,743
3,596	Koninklijke DSM NV	772,622
70,482	Koninklijke KPN NV	207,856
18,321	Koninklijke Philips NV	646,363
99	Koninklijke Vopak NV	3,761
5,623	NN Group NV	279,120
18,765	Prosus NV*	1,512,551
4,476	QIAGEN NV*	248,929
2,385	Randstad NV	149,804
731,428	Royal Dutch Shell PLC, Class A Shares	15,306,147
74,531	Royal Dutch Shell PLC, Class B Shares	1,554,258
4,810	SBM Offshore NV	67,739
20,731	Signify NV(c)	938,672
112,706	Stellantis NV	1,926,567
14,310	Universal Music Group NV	409,529
5,380	Wolters Kluwer NV	603,651

	Total Netherlands	69,338,330

New Zealand - 0.2%
106	a2 Milk Co., Ltd. (The)*	438

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
New Zealand - 0.2% - (continued)
23,366	Auckland International Airport Ltd.*	$125,246
11,919	Fisher & Paykel Healthcare Corp., Ltd.	269,660
13,430	Mercury NZ Ltd.	54,885
27,194	Meridian Energy Ltd.	87,829
8,488	Ryman Healthcare Ltd.	70,793
38,983	Spark New Zealand Ltd.	122,079
15,800	Xero Ltd.*	1,597,030

	Total New Zealand	2,327,960

Norway - 0.5%
5,100	Adevinta ASA, Class B Shares*	72,246
2,543	Aker BP ASA*	80,536
83,748	DNB Bank ASA	1,830,580
149,968	Equinor ASA	3,758,546
4,007	Gjensidige Forsikring ASA	90,936
8,678	Mowi ASA	196,615
26,744	Norsk Hydro ASA	172,676
15,938	Orkla ASA	145,609
1,592	Schibsted ASA, Class A Shares	71,134
1,911	Schibsted ASA, Class B Shares	72,815
43,372	Sparebanken Vest	460,865
14,254	Telenor ASA	210,510
3,390	Yara International ASA	166,315

	Total Norway	7,329,383

Peru - 0.1%
15,603	Credicorp Ltd.	1,841,154

Poland - 0.0%
4,037	InPost SA*	44,932

Portugal - 0.0%
55,407	EDP - Energias de Portugal SA	303,678
10,637	Galp Energia SGPS SA	99,312
5,342	Jeronimo Martins SGPS SA	116,472

	Total Portugal	519,462

Singapore - 0.7%
1,985,358	Ascendas Real Estate Investment Trust, REIT	4,242,518
102,050	CapitaLand Integrated Commercial Trust, REIT	157,450
50,800	Capitaland Investment Ltd.*	124,549
9,400	City Developments Ltd.	48,193
36,300	DBS Group Holdings Ltd.	793,142
620,500	Frasers Logistics & Commercial Trust, REIT	667,476
128,300	Genting Singapore Ltd.	72,709
30,900	Keppel Corp., Ltd.	115,059
48,500	Mapletree Commercial Trust, REIT	72,311
57,888	Mapletree Logistics Trust, REIT	78,662
67,700	Oversea-Chinese Banking Corp., Ltd.	545,322
4,838	Sea Ltd., ADR*	1,393,683
344,500	Sembcorp Industries Ltd.	474,863
28,650	Singapore Airlines Ltd.*	102,756
15,200	Singapore Exchange Ltd.	99,532
33,100	Singapore Technologies Engineering Ltd.	92,512
161,800	Singapore Telecommunications Ltd.	278,838
23,803	United Overseas Bank Ltd.	442,755
9,271	UOL Group Ltd.	46,797
5,800	Venture Corp., Ltd.	78,765
40,800	Wilmar International Ltd.	123,023

	Total Singapore	10,050,915

South Korea - 2.3%
8,495	AfreecaTV Co., Ltd.	1,455,779
3,809	Cosmax Inc.*	293,571
6,470	Coway Co., Ltd.	371,619
3,546	LEENO Industrial Inc.	595,956
2,314	LG Innotek Co., Ltd.	589,716

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
South Korea - 2.3% - (continued)
5,764	LOTTE Fine Chemical Co., Ltd.(a)	$380,886
5,301	LX Semicon Co., Ltd.(a)	476,483
5,708	Maeil Dairies Co., Ltd.	329,649
25,566	Neowiz*	634,735
13,038	Osstem Implant Co., Ltd.	1,224,905
47,929	Partron Co., Ltd.	446,235
8,951	PharmaResearch Co., Ltd.(a)	580,645
235,547	Samsung Electronics Co., Ltd.	14,274,623
35,209	Samsung Engineering Co., Ltd.*	612,612
3,711	Samsung SDI Co., Ltd.	2,162,408
5,830	SFA Engineering Corp.	165,184
58,593	SK Hynix Inc.	5,687,764
2,026	Soulbrain Co., Ltd.	441,730

	Total South Korea	30,724,500

Spain - 3.9%
4,802	Acciona SA	855,259
42,690	Acerinox SA	475,282
4,797	ACS Actividades de Construccion y Servicios SA	114,878
43,104	Aena SME SA*(c)	6,310,010
186,029	Amadeus IT Group SA*	11,908,809
48,356	Applus Services SA	430,571
1,004,654	Banco Bilbao Vizcaya Argentaria SA	5,325,087
348,720	Banco Santander SA	1,081,312
144,516	Bankinter SA.	707,969
2,685,773	CaixaBank SA	6,897,889
34,467	Cellnex Telecom SA(c)	2,033,925
27,431	Cia de Distribucion Integral Logista Holdings SA	509,559
6,052	EDP Renovaveis SA	155,081
4,798	Enagas SA	109,189
6,687	Endesa SA	149,732
9,855	Ferrovial SA	273,320
5,618	Grifols SA	100,785
490,215	Iberdrola SA	5,483,959
216,273	Industria de Diseno Textil SA	6,815,449
13,653	Laboratorios Farmaceuticos Rovi SA	998,964
59,913	Merlin Properties Socimi SA, REIT	669,608
3,913	Naturgy Energy Group SA	108,126
8,319	Red Electrica Corp. SA	176,648
29,975	Repsol SA	331,041
5,015	Siemens Gamesa Renewable Energy SA*	132,640
102,627	Telefonica SA	464,941
6,251	Viscofan SA	396,790

	Total Spain	53,016,823

Sweden - 1.7%
6,237	Alfa Laval AB	241,101
52,548	Arjo AB, Class B Shares	659,868
66,274	Assa Abloy AB, Class B Shares	1,852,253
13,504	Atlas Copco AB, Class A Shares	827,197
7,847	Atlas Copco AB, Class B Shares	407,755
5,782	Boliden AB	199,415
18,030	Cibus Nordic Real Estate AB	492,959
44,626	Dometic Group AB(c)	613,054
4,612	Electrolux AB, Class B Shares	103,277
9,416	Embracer Group AB, Class B Shares*	102,080
13,200	Epiroc AB, Class A Shares	319,432
8,454	Epiroc AB, Class B Shares	170,072
6,107	EQT AB	358,345
12,102	Essity AB, Class B Shares	386,858
3,416	Evolution AB(c)	357,962
2,133	Fastighets AB Balder, Class B Shares*	159,869
9,737	G5 Entertainment AB(a)	472,578

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 1.7% - (continued)
27,618	Getinge AB, Class B Shares	$1,158,385
14,913	Hennes & Mauritz AB, Class B Shares	263,911
39,618	Hexagon AB, Class B Shares	579,471
8,868	Husqvarna AB, Class B Shares	125,048
2,167	ICA Gruppen AB	128,256
2,692	Industrivarden AB, Class A Shares	79,975
3,262	Industrivarden AB, Class C Shares	96,232
3,190	Investment AB Latour, Class B Shares	120,036
9,652	Investor AB, Class A Shares*	233,142
36,639	Investor AB, Class B Shares	851,217
5,008	Kinnevik AB, Class B Shares*	178,451
1,441	L E Lundbergforetagen AB, Class B Shares	78,902
4,702	Lifco AB, Class B Shares	127,916
3,914	Lundin Energy AB	137,923
29,290	Nibe Industrier AB, Class B Shares	418,255
3,249	Sagax AB, Class B Shares	127,267
22,703	Sandvik AB	561,307
6,053	Securitas AB, Class B Shares.	87,590
10,082	Sinch AB*(c)	135,365
32,729	Skandinaviska Enskilda Banken AB, Class A Shares	475,881
7,101	Skanska AB, Class B Shares	163,289
8,075	SKF AB, Class B Shares	184,504
11,981	Svenska Cellulosa AB SCA, Class B Shares	195,580
185,436	Svenska Handelsbanken AB, Class A Shares	1,965,327
199,706	Swedbank AB, Class A Shares	4,021,194
32,189	Swedish Match AB	234,896
9,431	Tele2 AB, Class B Shares	134,933
58,696	Telefonaktiebolaget LM Ericsson, Class B Shares	591,984
53,285	Telia Co. AB(a)	206,196
19,501	Trelleborg AB, Class B Shares	442,615
4,304	Volvo AB, Class A Shares	93,896
28,750	Volvo AB, Class B Shares	620,020
31,062	Wihlborgs Fastigheter AB	736,257

	Total Sweden	23,279,296

Switzerland - 10.5%
33,134	ABB Ltd., Class Registered Shares	1,142,287
12,428	Adecco Group AG, Class Registered Shares	576,555
35,360	Alcon Inc.	2,785,089
125	Bachem Holding AG, Class Registered Shares	90,409
943	Baloise Holding AG, Class Registered Shares	141,267
76	Barry Callebaut AG, Class Registered Shares	180,271
1,498	Bossard Holding AG	495,022
1,765	Bucher Industries AG, Class Registered Shares	802,713
171	Chocoladefabriken Lindt & Spruengli AG	2,104,773
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	246,885
65,746	Cie Financiere Richemont SA, Class Registered Shares	9,771,236
4,226	Clariant AG, Class Registered Shares*	82,861
17,349	Coca-Cola HBC AG*	534,279
650,929	Credit Suisse Group AG, Class Registered Shares	6,292,893
133	EMS-Chemie Holding AG, Class Registered Shares	126,927
286	Forbo Holding AG, Class Registered Shares	554,007
745	Geberit AG, Class Registered Shares	568,536
1,286	Givaudan SA, Class Registered Shares	6,297,205
200,964	Glencore PLC	951,279
10,528	Holcim Ltd., Class Registered Shares*	507,958
17,184	Julius Baer Group Ltd.	1,065,690
15,593	Kuehne + Nagel International AG, Class Registered Shares	4,473,296
3,561	Logitech International SA, Class Registered Shares	282,387
6,721	Lonza Group AG, Class Registered Shares	5,422,045
3,896	Medmix AG*(c)	185,225
154,155	Nestlé SA, Class Registered Shares	19,817,143

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 10.5% - (continued)
237,589	Novartis AG, Class Registered Shares	$18,991,887
456	Partners Group Holding AG	784,868
6,658	PSP Swiss Property AG, Class Registered Shares	782,763
70,329	Roche Holding AG	27,540,078
806	Schindler Holding AG	207,841
427	Schindler Holding AG, Class Registered Shares	106,294
1,222	SGS SA, Class Registered Shares	3,693,336
8,689	Sika AG, Class Registered Shares	3,409,302
1,122	Sonova Holding AG, Class Registered Shares	422,129
13,733	STMicroelectronics NV	670,890
208	Straumann Holding AG, Class Registered Shares	442,632
4,291	Sulzer AG, Class Registered Shares	406,172
593	Swatch Group AG (The)	175,075
1,068	Swatch Group AG (The), Class Registered Shares	61,041
631	Swiss Life Holding AG, Class Registered Shares	362,134
1,437	Swiss Prime Site AG, Class Registered Shares	136,364
6,066	Swiss Re AG	570,703
519	Swisscom AG, Class Registered Shares	288,443
3,645	Swissquote Group Holding SA	733,233
1,927	Tecan Group AG, Class Registered Shares	1,152,427
1,388	Temenos AG, Class Registered Shares	178,134
70,953	UBS Group AG, Class Registered Shares	1,226,239
10,315	VAT Group AG(c)	4,977,447
968	Vifor Pharma AG	108,712
11,254	Vontobel Holding AG, Class Registered Shares	928,023
855	Zur Rose Group AG*	323,807
21,495	Zurich Insurance Group AG	8,869,374

	Total Switzerland	143,047,586

Taiwan - 0.6%
143,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,060,093
45,500	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,330,325

	Total Taiwan	8,390,418

United Kingdom - 14.6%
19,254	3i Group PLC	354,222
44,710	Abrdn PLC	138,183
4,051	Admiral Group PLC	158,684
26,042	Anglo American PLC	953,766
9,026	Ashtead Group PLC	722,986
7,560	Associated British Foods PLC	193,057
149,476	AstraZeneca PLC	16,407,527
13,483	Atlantica Sustainable Infrastructure PLC	517,208
18,801	Auto Trader Group PLC(c)	182,709
2,344	AVEVA Group PLC	99,902
78,407	Aviva PLC	399,868
64,845	BAE Systems PLC	470,979
342,376	Balfour Beatty PLC	1,062,109
3,687,004	Barclays PLC	8,983,391
21,550	Barratt Developments PLC	199,448
2,367	Berkeley Group Holdings PLC	134,553
3,205,734	BP PLC	13,886,936
221,052	British American Tobacco PLC	7,424,106
18,088	British Land Co. PLC (The), REIT	121,928
183,290	BT Group PLC*	386,354
63,066	Bunzl PLC	2,402,166
85,055	Burberry Group PLC	1,978,182
230,535	Cairn Energy PLC	556,254
30,902	Close Brothers Group PLC	529,795
20,419	CNH Industrial NV	338,902
4,024	Coca-Cola Europacific Partners PLC	198,665
551,412	Compass Group PLC*	10,698,568
28,490	Computacenter PLC	1,066,706

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 14.6% - (continued)
11,878	Cranswick PLC	$562,636
21,150	Croda International PLC	2,841,026
14,591	CVS Group PLC	424,548
233,393	Diageo PLC	11,768,595
39,413	Electrocomponents PLC	631,301
23,485	Endeavour Mining PLC	550,891
12,182	Entain PLC*	269,464
10,549	Evraz PLC	80,598
4,491	Ferguson PLC	682,868
31,128	Future PLC	1,484,454
368,608	GlaxoSmithKline PLC	7,473,591
7,633	Halma PLC	304,602
6,927	Hargreaves Lansdown PLC	123,190
413,750	HSBC Holdings PLC	2,294,974
46,595	IG Group Holdings PLC	478,580
43,517	IMI PLC	982,208
18,873	Imperial Brands PLC	386,709
43,131	Inchcape PLC	476,288
29,397	Informa PLC*	181,860
3,644	InterContinental Hotels Group PLC*	214,935
19,990	Intermediate Capital Group PLC	552,968
3,159	Intertek Group PLC	223,988
33,142	J Sainsbury PLC	121,583
49,050	JD Sports Fashion PLC(d)	145,478
4,012	Johnson Matthey PLC	111,299
614,917	Kingfisher PLC	2,588,539
14,099	Land Securities Group PLC, REIT	136,020
119,630	Legal & General Group PLC	446,346
1,452,955	Lloyds Banking Group PLC	900,524
6,615	London Stock Exchange Group PLC	571,059
151,845	LondonMetric Property PLC, REIT	546,967
53,910	M&G PLC	133,573
241,254	Marks & Spencer Group PLC*	753,877
85,555	Melrose Industries PLC	163,849
90,339	Micro Focus International PLC	413,872
9,641	Mondi PLC	219,703
304,745	National Grid PLC	4,056,307
118,020	NatWest Group PLC	331,602
2,666	Next PLC	277,953
36,075	Ocado Group PLC*	860,758
108,125	OSB Group PLC	720,485
15,839	Pearson PLC	125,125
6,640	Persimmon PLC	241,126
112,619	Pets at Home Group PLC	700,652
12,017	Phoenix Group Holdings PLC	101,966
743,420	Prudential PLC	12,533,731
63,035	Reckitt Benckiser Group PLC	5,113,004
91,791	Redrow PLC	789,949
249,638	RELX PLC	7,750,618
37,107	Rentokil Initial PLC	302,027
22,583	Rio Tinto PLC	1,391,121
10,197,126	Rolls-Royce Holdings PLC*	16,565,166
116,457	Royal Mail PLC	773,458
59,689	Safestore Holdings PLC, REIT	1,055,040
20,711	Sage Group PLC (The)	212,566
24,573	Savills PLC	434,972
2,625	Schroders PLC	119,614
24,534	Segro PLC, REIT	458,413
334,497	Serco Group PLC	584,177
5,049	Severn Trent PLC	193,270
341,476	Smith & Nephew PLC	5,494,689

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United Kingdom - 14.6% - (continued)
8,346		Smiths Group PLC	$159,689
1,481		Spirax-Sarco Engineering PLC	307,093
151,151		Spirent Communications PLC	537,571
20,933		SSE PLC	431,537
11,202		St. James’s Place PLC	229,818
54,253		Standard Chartered PLC	299,123
90,318		Synthomer PLC	563,674
53,966		Tate & Lyle PLC	450,946
71,223		Taylor Wimpey PLC	149,812
155,484		Tesco PLC	571,345
26,270		Travis Perkins PLC	505,502
148,249		Tritax Big Box REIT PLC	468,974
292,828		Unilever PLC	15,023,699
13,255		United Utilities Group PLC	191,066
44,324		Vistry Group PLC	633,702
562,308		Vodafone Group PLC	815,410
216,084		WH Smith PLC*(c)	3,799,765
33,017		Whitbread PLC*	1,227,273
23,846		WPP PLC	329,550

		Total United Kingdom	198,693,455

United States - 0.3%
1,069		Booking Holdings Inc.*	2,246,877
14,536		International Game Technology PLC	392,763
405,000		Nexteer Automotive Group Ltd.	524,136
144,742		Reliance Worldwide Corp., Ltd.	621,846

		Total United States	3,785,622

		TOTAL COMMON STOCKS (Cost - $1,040,409,838)	1,300,303,367

PREFERRED STOCKS - 0.6%
Germany - 0.6%
1,315		Bayerische Motoren Werke AG, Class Preferred Shares	103,448
1,180		FUCHS PETROLUB SE, Class Preferred Shares	53,015
3,560		Henkel AG & Co. KGaA, Class Preferred Shares	281,412
3,076		Porsche Automobil Holding SE, Class Preferred Shares	258,698
544		Sartorius AG, Class Preferred Shares	374,078
34,693		Volkswagen AG, Class Preferred Shares	6,358,787
		TOTAL PREFERRED STOCKS (Cost - $7,851,817)	7,429,438

CLOSED END MUTUAL FUND SECURITY - 0.0%
United States - 0.0%
11,761		Vanguard FTSE Developed Markets ETF, Common Class (a) (Cost - $440,084)	584,522

RIGHT - 0.0%
Singapore - 0.0%
2,141		Mapletree Logistics Trust, REIT *(e) (Cost - $0)	31

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,048,701,739)	1,308,317,358

Face Amount†
SHORT-TERM INVESTMENTS (f) - 4.0%
MONEY MARKET FUND - 0.7%
$ 9,919,094		Invesco STIT - Government & Agency Portfolio, 0.026%, Institutional Class(g)
		(Cost - $9,919,094)	9,919,094

TIME DEPOSITS - 3.3%
5,582,298		ANZ National Bank - London, 0.005% due 12/1/21	5,582,298
		BBH - Grand Cayman:
450,977	CHF	(1.520)% due 12/1/21	491,233
238,826	EUR	(0.790)% due 12/1/21	270,913
352,049	DKK	(0.490)% due 12/1/21	53,695
545,081	SEK	(0.350)% due 12/1/21	60,451
81,217	AUD	(0.120)% due 12/1/21	57,900

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (f) - 4.0% - (continued)
TIME DEPOSITS - 3.3% - (continued)
326,957	NOK	0.005% due 12/1/21	$36,154
6,988	NZD	0.100% due 12/1/21	4,769
1,174	ZAR	3.300% due 12/1/21	74
$ 9,256,173		BNP Paribas - Paris, 0.005% due 12/1/21	9,256,173
26,297	GBP	Citibank - London, 0.005% due 12/1/21	34,991
153,426		DNB - Oslo, 0.005% due 12/1/21	153,426
484,371	HKD	HSBC Bank - Hong Kong, 0.005% due 12/1/21	62,118
24,225	SGD	HSBC Bank - Singapore, 0.005% due 12/1/21	17,755
1,205,727		JPMorgan Chase & Co. - New York, 0.005% due 12/1/21	1,205,727
2,339	CAD	Royal Bank of Canada - Toronto, 0.005% due 12/1/21	1,831
26,829,841		Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	26,829,841
		Sumitomo Mitsui Banking Corp. - Tokyo:
472,461	EUR	(0.790)% due 12/1/21	535,936
29,969,269	JPY	(0.270)% due 12/1/21	265,156
187,495		0.005% due 12/1/21	187,495

		TOTAL TIME DEPOSITS (Cost - $45,107,936)	45,107,936

		TOTAL SHORT-TERM INVESTMENTS (Cost - $55,027,030)	55,027,030

		TOTAL INVESTMENTS - 100.1% (Cost - $1,103,728,769)	1,363,344,388

		Liabilities in Excess of Other Assets - (0.1)%	(2,041,900)

		TOTAL NET ASSETS - 100.0%	$1,361,302,488

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $39,230,526 and represents 2.9% of net assets.

(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.3%.
(g)	Represents investments of collateral received from securities lending transactions.

At November 30, 2021, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$1,103,728,769	$332,685,133	$(73,119,609)	$259,565,524

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	18.7%
Health Care	14.3
Financials	14.3
Information Technology	12.2
Consumer Discretionary	10.8
Consumer Staples	8.0
Materials	6.4
Energy	4.3
Utilities	3.2
Real Estate	2.3
Communication Services	2.2
Short-Term Investments	3.3

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At November 30, 2021, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 December Futures	15	12/21	$702,466	$693,712	$(8,754)
FTSE 100 Index December Futures	4	12/21	376,167	376,799	632
SPI 200 Index December Futures	2	12/21	265,128	257,749	(7,379)
TOPIX Index December Futures	3	12/21	537,846	503,252	(34,594)

					$(50,095)

At November 30, 2021, International Equity Fund had deposited cash of $127,012 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.5%
Argentina - 0.4%
1,895	MercadoLibre Inc.*	$2,252,037

Australia - 0.0%
52,000	MMG Ltd.*	18,402

Brazil - 4.1%
96,027	Ambev SA	274,270
7,535	Americanas SA*	40,631
7,621	Atacadao SA	20,778
776,567	B3 SA - Brasil Bolsa Balcao	1,534,379
35,917	Banco Bradesco SA	108,717
24,412	Banco BTG Pactual SA	90,912
380,256	Banco do Brasil SA	2,153,222
7,416	Banco Inter SA	47,783
6,063	Banco Santander Brasil SA	35,540
424,032	BB Seguridade Participacoes SA	1,574,595
14,894	BRF SA*	52,314
643,391	CCR SA	1,408,551
7,810	Centrais Eletricas Brasileiras SA	45,322
7,187	Cia de Saneamento Basico do Estado de Sao Paulo	43,049
14,314	Compania Siderurgica Nacional SA	55,394
660,730	Cosan SA	2,497,023
5,411	Energisa SA	43,776
101,326	Engie Brasil Energia SA	694,320
19,967	Equatorial Energia SA	80,146
196,900	Fleury SA	611,756
22,090	Hapvida Participacoes e Investimentos SA(a)	42,861
8,769	Hypera SA	42,294
145,900	Infracommerce CXAAS SA*	374,422
18,907	JBS SA	119,873
500,700	JSL SA	642,916
16,319	Klabin SA	69,276
11,728	Localiza Rent a Car SA	106,603
146,900	Locaweb Servicos de Internet SA, (Restricted, cost - $136,846, acquired 4/17/20)(a)(b)	344,593
19,965	Lojas Renner SA	101,016
63,386	Magazine Luiza SA	87,928
294,800	Movida Participacoes SA	879,750
19,315	Natura & Co. Holding SA*	91,682
10,778	Notre Dame Intermedica Participacoes SA	117,807
443,700	Odontoprev SA	993,470
75,586	Petroleo Brasileiro SA	405,158
108,736	Petróleo Brasileiro SA, ADR	1,160,213
24,959	Raia Drogasil SA	99,341
91,310	Rede D’Or Sao Luiz SA, (Restricted, cost - $1,166,617, acquired 8/31/21)(a)(b)	814,708
30,141	Rumo SA*	94,182
16,504	Suzano SA*	164,837
18,442	TIM SA	45,261
12,300	TOTVS SA	69,321
16,567	Ultrapar Participações SA	42,516
81,698	Vale SA	1,016,339
530,400	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA*	1,054,593
34,547	Vasta Platform Ltd., Class A Shares*	78,422
24,735	Via SA*	24,942
202,950	Vibra Energia SA	785,394
36,784	WEG SA	210,843
153,100	Westwing Comercio Varejista Ltda*	89,852

	Total Brazil	21,582,891

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.6%
129,874	Antofagasta PLC	$2,372,866
847,102	Banco de Chile	81,907
1,015	Banco de Credito e Inversiones SA	34,350
1,335,050	Banco Santander Chile	59,703
29,156	Cencosud SA	46,516
2,598	Cia Cervecerias Unidas SA	20,724
31,677	Empresas CMPC SA	51,303
9,480	Empresas COPEC SA	69,928
473,707	Enel Americas SA	61,045
564,409	Enel Chile SA	24,558
16,321	Falabella SA	50,499

	Total Chile	2,873,399

China - 25.5%
1,844	360 DigiTech Inc., ADR*	42,928
9,300	360 Security Technology Inc., Class A Shares*	17,406
32,500	3SBio Inc.*(a)	27,800
662	51job Inc., ADR*	38,197
161,982	AAC Technologies Holdings Inc.	703,202
794	Advanced Micro-Fabrication Equipment Inc. China, Class A Shares*	19,860
3,000	AECC Aviation Power Co., Ltd., Class A Shares	30,317
24,000	Agile Group Holdings Ltd.	15,657
1,011	Agora Inc., ADR*	21,130
106,600	Agricultural Bank of China Ltd., Class A Shares	48,700
498,000	Agricultural Bank of China Ltd., Class H Shares(c)	164,134
6,577	Aier Eye Hospital Group Co., Ltd., Class A Shares	44,094
40,000	Air China Ltd., Class H Shares*(c)	25,187
3,139	Airtac International Group	95,581
6,000	Akeso Inc.*(a)	38,165
446,476	Alibaba Group Holding Ltd.*	7,159,586
32,266	Alibaba Group Holding Ltd., ADR*	4,114,883
1,019,000	A-Living Smart City Services Co., Ltd., (Restricted, cost - $2,799,283, acquired 9/16/21) Class H Shares(a)(b)(c)	2,401,906
31,400	Aluminum Corp. of China Ltd., Class A Shares*	25,660
74,000	Aluminum Corp. of China Ltd., Class H Shares*(c)	36,226
2,500	Angel Yeast Co., Ltd., Class A Shares	22,008
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	34,627
308,837	Anhui Conch Cement Co., Ltd., Class H Shares(c)	1,394,621
500	Anhui Gujing Distillery Co., Ltd., Class A Shares	19,928
2,300	Anhui Gujing Distillery Co., Ltd., Class B Shares	31,820
23,000	ANTA Sports Products Ltd.(d)	363,427
500	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	40,274
1,262	Autohome Inc., ADR	43,123
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares*	22,753
8,800	AVIC Electromechanical Systems Co., Ltd., Class A Shares*	23,497
34,799	AVIC Industry-Finance Holdings Co., Ltd., Class A Shares	20,930
42,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	27,506
5,834	Baidu Inc., ADR*	874,167
19,200	Bank of Beijing Co., Ltd., Class A Shares	13,185
58,930	Bank of China Ltd., Class A Shares	28,219
1,651,000	Bank of China Ltd., Class H Shares(c)	572,022
39,800	Bank of Communications Co., Ltd., Class A Shares	28,510
176,000	Bank of Communications Co., Ltd., Class H Shares(c)	102,472
4,600	Bank of Hangzhou Co., Ltd., Class A Shares	9,879
19,890	Bank of Jiangsu Co., Ltd., Class A Shares	18,307
16,600	Bank of Nanjing Co., Ltd., Class A Shares	23,545
10,900	Bank of Ningbo Co., Ltd., Class A Shares(e)(f)	65,229
29,640	Bank of Shanghai Co., Ltd., Class A Shares	33,255
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	30,567
973	BeiGene Ltd., ADR*	338,147
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(c)	31,440
496	Beijing Kingsoft Office Software Inc., Class A Shares	21,084
2,000	Beijing New Building Materials PLC, Class A Shares	8,329

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.5% - (continued)
4,000	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	$18,750
600	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares*	23,607
55,900	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	39,643
200	Betta Pharmaceuticals Co., Ltd., Class A Shares	2,604
1,000	BGI Genomics Co., Ltd., Class A Shares	14,967
3,349	Bilibili Inc., ADR*(d)	221,067
38,300	BOE Technology Group Co., Ltd., Class A Shares	28,975
2,500	BYD Co., Ltd., Class A Shares	119,423
16,500	BYD Co., Ltd., Class H Shares(c)	643,848
14,500	BYD Electronic International Co., Ltd.(d)	53,417
1,800	CanSino Biologics Inc., Class H Shares*(a)(c)	39,415
227,000	CGN Power Co., Ltd., Class H Shares(a)(c)	62,102
400	Changchun High & New Technology Industry Group Inc., Class A Shares	17,812
1,100	Changjiang Securities Co., Ltd., Class A Shares	1,239
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	25,606
57,500	China Bohai Bank Co., Ltd., Class H Shares(a)(c)	17,013
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	40,669
189,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	80,723
43,000	China Coal Energy Co., Ltd., Class H Shares*(c)	21,617
38,000	China Communications Services Corp., Ltd., Class H Shares(c)	18,092
111,500	China Conch Venture Holdings Ltd.(d)	544,084
21,100	China Construction Bank Corp., Class A Shares	19,037
6,700,224	China Construction Bank Corp., Class H Shares(c)	4,346,250
6,200	China CSSC Holdings Ltd., Class A Shares*	23,332
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	19,974
30,812	China Everbright Bank Co., Ltd., Class A Shares	16,152
93,000	China Everbright Bank Co., Ltd., Class H Shares(c)	31,820
47,000	China Evergrande Group(d)	13,535
528,000	China Feihe Ltd., (Restricted, cost - $1,372,365, acquired 6/17/21)(a)(b)	699,830
13,200	China Galaxy Securities Co., Ltd., Class A Shares	21,528
50,500	China Galaxy Securities Co., Ltd., Class H Shares(c)	27,848
1,500	China Greatwall Technology Group Co., Ltd., Class A Shares	3,318
45,500	China Hongqiao Group Ltd.	43,709
286,000	China Huarong Asset Management Co., Ltd., Class H Shares*(a)(c)(e)(f)	28,058
102,000	China Huishan Dairy Holdings Co., Ltd.*#(e)(f)	–
34,000	China International Capital Corp., Ltd., Class H Shares(a)(c)	82,409
7,200	China Jushi Co., Ltd., Class A Shares	19,732
22,000	China Lesso Group Holdings Ltd.	31,725
4,800	China Life Insurance Co., Ltd., Class A Shares	22,147
147,000	China Life Insurance Co., Ltd., Class H Shares(c)	241,470
8,800	China Literature Ltd.*(a)	61,731
70,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	143,633
27,000	China Medical System Holdings Ltd.	44,210
14,000	China Meidong Auto Holdings., Ltd.	67,867
27,000	China Merchants Bank Co., Ltd., Class A Shares	208,473
627,391	China Merchants Bank Co., Ltd., Class H Shares(c)	4,848,082
24,480	China Merchants Energy Shipping Co., Ltd., Class A Shares	16,741
9,230	China Merchants Securities Co., Ltd., Class A Shares	24,604
14,820	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	26,620
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	34,138
95,700	China Minsheng Banking Corp., Ltd., Class H Shares(c)	36,504
26,600	China Molybdenum Co., Ltd., Class A Shares	24,513
54,000	China Molybdenum Co., Ltd., Class H Shares(c)	33,028
84,000	China National Building Material Co., Ltd., Class H Shares(c)	89,839
13,800	China National Chemical Engineering Co., Ltd., Class A Shares*	24,103
18,900	China National Nuclear Power Co., Ltd., Class A Shares	20,207
600	China National Software & Service Co., Ltd., Class A Shares	4,864
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	43,941
30,000	China Oilfield Services Ltd., Class H Shares(c)	23,689
10,500	China Pacific Insurance Group Co., Ltd., Class A Shares	44,519
52,400	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	151,871

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.5% - (continued)
38,900	China Petroleum & Chemical Corp., Class A Shares	$24,534
490,000	China Petroleum & Chemical Corp., Class H Shares(c)	214,176
27,800	China Railway Group Ltd., Class A Shares	23,132
77,000	China Railway Group Ltd., Class H Shares(c)	36,635
12,200	China Resources Mixc Lifestyle Services Ltd.(a)	59,930
6,299	China Shenhua Energy Co., Ltd., Class A Shares	19,340
609,500	China Shenhua Energy Co., Ltd., Class H Shares(c)	1,257,799
20,400	China Southern Airlines Co., Ltd., Class A Shares*	19,597
44,000	China Southern Airlines Co., Ltd., Class H Shares*(c)	24,283
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	41,783
39,000	China Suntien Green Energy Corp., Ltd., Class H Shares*(c)	27,358
2,735	China Tourism Group Duty Free Corp., Ltd., Class A Shares	88,207
972,000	China Tower Corp., Ltd., Class H Shares(a)(c)	123,214
40,000	China United Network Communications Ltd., Class A Shares	24,364
15,600	China Vanke Co., Ltd., Class A Shares	44,738
543,300	China Vanke Co., Ltd., Class H Shares(c)	1,237,346
31,600	China Yangtze Power Co., Ltd., Class A Shares(e)(f)	96,651
34,000	China Yuhua Education Corp., Ltd.(a)	16,264
1,200	China Zhenhua Group Science & Technology Co., Ltd., Class A Shares*	22,812
40,300	China Zheshang Bank Co., Ltd., Class A Shares	21,677
56,000	Chinasoft International Ltd.*	93,936
1,760	Chindata Group Holdings Ltd., ADR*	16,650
300	Chongqing Brewery Co., Ltd., Class A Shares*	6,766
5,740	Chongqing Changan Automobile Co., Ltd., Class A Shares	15,520
2,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	40,543
16,000	CIFI Ever Sunshine Services Group Ltd.	26,819
84,000	CIFI Holdings Group Co., Ltd.	45,400
126,000	CITIC Ltd.	113,001
15,100	CITIC Securities Co., Ltd., Class A Shares	56,131
50,000	CITIC Securities Co., Ltd., Class H Shares(c)	119,267
48,600	Contemporary Amperex Technology Co., Ltd., Class A Shares	5,181,831
12,220	COSCO SHIPPING Holdings Co., Ltd., Class A Shares*	33,373
81,250	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(c)(d)	139,000
167,000	Country Garden Holdings Co., Ltd.	145,360
31,000	Country Garden Services Holdings Co., Ltd.	184,729
31,400	CRRC Corp., Ltd., Class A Shares	30,007
85,000	CRRC Corp., Ltd., Class H Shares*(c)	37,716
3,800	CSC Financial Co., Ltd., Class A Shares	16,701
181,120	CSPC Pharmaceutical Group Ltd.	187,678
1,263	Dada Nexus Ltd., ADR*	22,822
59,000	Dali Foods Group Co., Ltd.(a)	31,022
1,342	Daqo New Energy Corp., ADR*(d)	76,950
2,280	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	12,583
800	DHC Software Co., Ltd., Class A Shares	911
6,506	DiDi Global Inc., ADR*(d)	49,641
62,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	57,566
31,000	Dongyue Group Ltd.*	58,918
13,032	East Money Information Co., Ltd., Class A Shares	70,724
900	Ecovacs Robotics Co., Ltd., Class A Shares	23,123
16,200	ENN Energy Holdings Ltd.	300,851
2,581	Eve Energy Co., Ltd., Class A Shares	58,824
7,300	Everbright Securities Co., Ltd., Class A Shares	16,534
11,000	Flat Glass Group Co., Ltd., Class H Shares(c)(d)	48,245
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	23,095
4,550	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	80,012
51,000	Fosun International Ltd.	55,724
16,400	Founder Securities Co., Ltd., Class A Shares	19,913
15,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	26,309
600	Fu Jian Anjoy Foods Co., Ltd., Class A Shares	16,349
907,000	Fu Shou Yuan International Group Ltd.	730,049
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	29,627

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.5% - (continued)
11,200	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(c)	$61,690
1,200	Ganfeng Lithium Co., Ltd., Class A Shares	31,467
5,800	Ganfeng Lithium Co., Ltd., Class H Shares(a)(c)	112,116
1,723	GDS Holdings Ltd., ADR*(d)	96,557
143,000	GDS Holdings Ltd., Class A Shares*	1,006,013
9,300	Gemdale Corp., Class A Shares	14,643
20,000	Genscript Biotech Corp.*	105,160
8,200	GF Securities Co., Ltd., Class A Shares	29,971
19,800	GF Securities Co., Ltd., Class H Shares(c)	34,520
8,700	Giant Network Group Co., Ltd., Class A Shares	13,777
924	Gigadevice Semiconductor Beijing Inc., Class A Shares	21,803
4,300	GoerTek Inc., Class A Shares	34,965
294,000	GOME Retail Holdings Ltd.*	25,638
2,000	Gotion High-tech Co., Ltd., Class A Shares*	20,880
4,100	Great Wall Motor Co., Ltd., Class A Shares	38,375
61,500	Great Wall Motor Co., Ltd., Class H Shares(c)	254,124
165,600	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	897,395
22,995	Greenland Holdings Corp., Ltd., Class A Shares	14,784
22,000	Greentown China Holdings Ltd.	32,196
32,000	Greentown Service Group Co., Ltd.	30,573
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	22,177
200	Guangdong Kinlong Hardware Products Co., Ltd., Class A Shares	4,792
7,700	Guanghui Energy Co., Ltd., Class A Shares*	7,145
60,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	61,124
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	11,999
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	12,921
1,100	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Shares	18,918
38,000	Guangzhou R&F Properties Co., Ltd., Class H Shares(c)	20,265
600	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares	6,546
1,610	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	33,960
9,400	Guosen Securities Co., Ltd., Class A Shares	16,264
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	43,456
5,900	Guoyuan Securities Co., Ltd., Class A Shares	6,891
23,000	Haidilao International Holding Ltd.(a)(d)	50,792
7,300	Haier Smart Home Co., Ltd., Class A Shares	31,136
43,800	Haier Smart Home Co., Ltd., Class H Shares(c)	162,803
16,000	Haitian International Holdings Ltd.	44,332
9,300	Haitong Securities Co., Ltd., Class A Shares	17,265
62,400	Haitong Securities Co., Ltd., Class H Shares(c)	52,416
1,800	Hangzhou First Applied Material Co., Ltd., Class A Shares	34,339
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares	26,197
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	8,630
2,200	Hangzhou Tigermed Consulting Co., Ltd., Class H Shares(a)(c)	34,984
28,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	56,749
900	Hefei Meiya Optoelectronic Technology Inc., Class A Shares	5,487
2,542	Hello Group Inc., ADR	29,411
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	23,667
254,000	Hengan International Group Co., Ltd.	1,226,408
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	35,559
60,000	HengTen Networks Group Ltd.*	25,120
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares	4,906
43,300	Hesteel Co., Ltd., Class A Shares	15,731
299	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	5,483
900	Hoshine Silicon Industry Co., Ltd., Class A Shares*	21,816
12,000	Hua Hong Semiconductor Ltd.*(a)	79,848
38,500	Huadian Power International Corp., Ltd., Class A Shares	21,952
1,694	Huadong Medicine Co., Ltd., Class A Shares	9,004
2,260	Hualan Biological Engineering Inc., Class A Shares	10,210
52,000	Huaneng Power International Inc., Class H Shares(c)	23,218
7,200	Huatai Securities Co., Ltd., Class A Shares	17,818
33,600	Huatai Securities Co., Ltd., Class H Shares(a)(c)	47,916

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.5% - (continued)
10,500	Huaxia Bank Co., Ltd., Class A Shares	$9,295
1,600	Huaxin Cement Co., Ltd., Class A Shares	4,469
218,100	Huayu Automotive Systems Co., Ltd., Class A Shares	880,138
3,879	Huazhu Group Ltd., ADR*(d)	153,298
2,912	Hundsun Technologies Inc., Class A Shares	26,671
7,200	Hygeia Healthcare Holdings Co., Ltd.*(a)	56,001
3,900	Iflytek Co., Ltd., Class A Shares	32,990
725	I-Mab, ADR*	43,834
200	Imeik Technology Development Co., Ltd., Class A Shares	17,694
82,200	Industrial & Commercial Bank of China Ltd., Class A Shares	59,053
1,187,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	627,168
23,800	Industrial Bank Co., Ltd., Class A Shares	66,998
300	Industrial Securities Co., Ltd., Class A Shares	403
800	Ingenic Semiconductor Co., Ltd., Class A Shares	17,044
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	28,530
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	13,508
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	53,049
25,500	Innovent Biologics Inc.*(a)	226,789
3,700	Inspur Electronic Information Industry Co., Ltd., Class A Shares	18,782
6,066	iQIYI Inc., ADR*(d)	37,852
2,100	JA Solar Technology Co., Ltd., Class A Shares*	28,683
1,500	Jafron Biomedical Co., Ltd., Class A Shares	12,043
4,000	JCET Group Co., Ltd., Class A Shares	20,772
6,700	JD Health International Inc.*(a)(d)	58,428
40,446	JD.com Inc., ADR*	3,401,913
29,334	JD.com Inc., Class A Shares*	1,241,524
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares	27,659
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	23,263
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	24,090
7,401	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares	58,301
1,000	Jiangsu King’S Luck Brewery JSC Ltd., Class A Shares	8,838
1,700	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	46,409
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	18,018
5,300	Jiangxi Copper Co., Ltd., Class A Shares	18,809
19,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	30,054
7,800	Jiangxi Zhengbang Technology Co., Ltd., Class A Shares	11,865
7,400	Jinke Properties Group Co., Ltd., Class A Shares	4,784
24,000	Jinxin Fertility Group Ltd.*(a)	33,289
200	JiuGui Liquor Co., Ltd., Class A Shares	7,051
16,000	Jiumaojiu International Holdings Ltd.(a)	33,169
6,800	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	12,774
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	16,753
2,200	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A Shares	11,293
1,500	Juewei Food Co., Ltd., Class A Shares	15,248
1,247	Kanzhun Ltd., ADR*	39,879
7,759	KE Holdings Inc., ADR*	155,258
58,000	Kingdee International Software Group Co., Ltd.*	175,912
5,800	Kingfa Sci. & Tech. Co., Ltd., Class A Shares	12,358
1,431	Kingsoft Cloud Holdings Ltd., ADR*(d)	24,728
21,000	Kingsoft Corp., Ltd.	90,299
9,900	Kuaishou Technology, Class B Shares*(a)	107,854
1,588	Kweichow Moutai Co., Ltd., Class A Shares	481,595
20,500	KWG Group Holdings Ltd.	15,058
4,200	LB Group Co., Ltd., Class A Shares	18,351
1,116,000	Lenovo Group Ltd.	1,133,060
9,000	Lens Technology Co., Ltd., Class A Shares	29,542
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	15,673
11,589	Li Auto Inc., ADR*	410,714
47,000	Li Ning Co., Ltd.	529,568
14,500	Lingyi iTech Guangdong Co., Class A Shares*	15,444
27,000	Logan Group Co., Ltd.	25,811

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.5% - (continued)
36,000	Longfor Group Holdings Ltd.(a)	$169,409
7,480	LONGi Green Energy Technology Co., Ltd., Class A Shares	102,565
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	68,462
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	72,271
3,400	Mango Excellent Media Co., Ltd., Class A Shares	23,119
540	Maxscend Microelectronics Co., Ltd., Class A Shares	31,662
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares*	11,080
273,700	Meituan, (Restricted, cost - $6,679,673, acquired 3/24/21), Class B Shares*(a)(b)	8,353,876
36,900	Metallurgical Corp. of China Ltd., Class A Shares	21,924
15,000	Microport Scientific Corp.(d)	62,711
4,300	Ming Yang Smart Energy Group Ltd., Class A Shares*	21,524
9,000	Ming Yuan Cloud Group Holdings Ltd.*	25,451
426,000	Minth Group Ltd.	1,972,210
6,986	Muyuan Foods Co., Ltd., Class A Shares	57,410
7,600	Nanjing Securities Co., Ltd., Class A Shares	11,340
7,080	NARI Technology Co., Ltd., Class A Shares	45,916
4,906	National Silicon Industry Group Co., Ltd., Class A Shares*	22,840
700	NAURA Technology Group Co., Ltd., Class A Shares	42,340
85,310	NetEase Inc.	1,844,564
1,703	NetEase Inc., ADR.	183,464
2,400	New China Life Insurance Co., Ltd., Class A Shares	14,218
19,500	New China Life Insurance Co., Ltd., Class H Shares(c)	52,141
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	14,430
33,712	New Oriental Education & Technology Group Inc., ADR*	74,504
2,600	Ningbo Tuopu Group Co., Ltd., Class A Shares	27,381
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	25,918
28,143	NIO Inc., ADR*	1,101,236
834	Noah Holdings Ltd., ADR*	30,383
36,800	Nongfu Spring Co., Ltd., Class H Shares(a)(c)	210,956
9,000	OFILM Group Co., Ltd., Class A Shares*	12,372
23,772	OneConnect Financial Technology Co., Ltd., ADR*	60,856
1,000	Oppein Home Group Inc., Class A Shares	18,967
11,300	Orient Securities Co., Ltd., Class A Shares	25,048
2,029	Ovctek China Inc., Class A Shares	18,109
14,200	Pacific Securities Co., Ltd., Class A Shares*	7,072
204,000	People’s Insurance Co. Group of China Ltd., Class H Shares(c)	59,395
4,650	Perfect World Co., Ltd., Class A Shares	13,643
21,700	PetroChina Co., Ltd., Class A Shares	15,880
470,000	PetroChina Co., Ltd., Class H Shares(c)	202,972
55,500	Pharmaron Beijing Co., Ltd., (Restricted, cost - $1,081,372, acquired 4/8/21), Class H Shares(a)(b)(c)	1,143,787
900	Pharmaron Beijing Co., Ltd., Class A Shares	25,678
142,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	121,465
9,105	Pinduoduo Inc., ADR*	605,483
1,032,580	Ping An Bank Co., Ltd., Class A Shares	2,818,143
8,900	Ping An Healthcare & Technology Co., Ltd.*(a)	33,556
15,800	Ping An Insurance Group Co. of China Ltd., Class A Shares	119,433
785,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	5,405,886
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	39,084
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	36,009
166,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(c)	111,844
22,300	Power Construction Corp. of China Ltd., Class A Shares	22,955
29,000	Powerlong Real Estate Holdings Ltd.	17,480
211,971	Qingdao TGOOD Electric Co., Ltd., Class A Shares	1,003,561
18,700	RiseSun Real Estate Development Co., Ltd., Class A Shares	12,148
13,324	RLX Technology Inc., ADR*(d)	54,762
11,550	Rongsheng Petrochemical Co., Ltd., Class A Shares	29,135
11,800	SAIC Motor Corp., Ltd., Class A Shares	36,850
7,000	Sanan Optoelectronics Co., Ltd., Class A Shares	38,429
800	Sangfor Technologies Inc., Class A Shares	24,735
24,000	Sany Heavy Equipment International Holdings Co., Ltd.	24,961
9,500	Sany Heavy Industry Co., Ltd., Class A Shares	32,655

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.5% - (continued)
3,700	Satellite Chemical Co., Ltd., Class A Shares	$22,948
13,224	SDIC Capital Co., Ltd., Class A Shares	16,582
12,700	SDIC Power Holdings Co., Ltd., Class A Shares	19,792
50,000	Seazen Group Ltd.*(e)	35,157
3,000	Seazen Holdings Co., Ltd., Class A Shares	14,619
5,400	SF Holding Co., Ltd., Class A Shares	51,900
500	SG Micro Corp., Class A Shares	26,886
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	22,763
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	16,804
11,250	Shandong Gold Mining Co., Ltd., Class H Shares(a)(c)(d)	20,125
40,000	Shandong Head Co., Ltd., Class A Shares*	372,532
5,850	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	26,930
3,100	Shandong Linglong Tyre Co., Ltd., Class A Shares	18,696
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	10,273
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	12,226
52,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	72,999
1,820	Shanghai Bairun Investment Holging Group Co., Ltd., Class A Shares	16,611
171,961	Shanghai Baosight Software Co., Ltd., Class A Shares	1,785,983
9,400	Shanghai Baosight Software Co., Ltd., Class B Shares*	45,787
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	35,223
434,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	2,245,792
2,000	Shanghai International Airport Co., Ltd., Class A Shares*	13,445
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	13,521
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	29,468
2,200	Shanghai M&G Stationery Inc., Class A Shares	19,278
8,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	25,168
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	30,637
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	53,674
1,380	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	39,372
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	16,255
3,500	Shanxi Meijin Energy Co., Ltd., Class A Shares*	7,410
9,600	Shanxi Securities Co., Ltd., Class A Shares	9,518
1,540	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	74,986
2,100	Shenergy Co., Ltd., Class A Shares	2,032
4,400	Shengyi Technology Co., Ltd., Class A Shares	16,259
1,260	Shennan Circuits Co., Ltd., Class A Shares	20,663
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	38,615
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	2,129
700	Shenzhen Goodix Technology Co., Ltd., Class A Shares	12,052
4,500	Shenzhen Inovance Technology Co., Ltd., Class A Shares	46,160
1,400	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	25,300
1,600	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	90,472
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares	14,157
3,000	Shenzhen Sunway Communication Co., Ltd., Class A Shares	11,771
971	Shenzhen Transsion Holdings Co., Ltd., Class A Shares*	25,512
17,100	Shenzhou International Group Holdings Ltd.	319,948
4,649	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	12,510
12,000	Shimao Services Holdings Ltd.(a)	14,646
4,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	7,166
1,200	Sichuan Swellfun Co., Ltd., Class A Shares	24,577
2,000	Silergy Corp	338,090
3,700	Sinolink Securities Co., Ltd., Class A Shares	6,168
664,572	Sinopharm Group Co., Ltd., Class H Shares(c)	1,443,749
7,500	Sinotruk Hong Kong Ltd.	11,061
840	Skshu Paint Co., Ltd., Class A Shares	15,668
38,000	Smoore International Holdings Ltd.(a)	227,094
1,120	Songcheng Performance Development Co., Ltd., Class A Shares	2,319
56,000	Sunac China Holdings Ltd.	99,303
12,000	Sunac Services Holdings Ltd.(a)	18,949
1,600	Sungrow Power Supply Co., Ltd., Class A Shares	40,582
24,400	Suning.com Co., Ltd., Class A Shares*	14,771

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.5% - (continued)
83,700	Sunny Optical Technology Group Co., Ltd.	$2,509,774
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	23,287
5,400	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	20,274
200	Suzhou Maxwell Technologies Co., Ltd., Class A Shares	21,993
1,400	Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A Shares*	24,628
8,274	TAL Education Group, ADR*	42,859
2,100	Tangshan Jidong Cement Co., Ltd., Class A Shares(e)(f)	3,885
6,200	TBEA Co., Ltd., Class A Shares	22,161
18,200	TCL Technology Group Corp., Class A Shares	17,540
343,031	Tencent Holdings Ltd.	20,209,735
14,526	Tencent Music Entertainment Group, ADR*	104,442
1,200	Thunder Software Technology Co., Ltd., Class A Shares	29,437
3,900	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A Shares	27,564
9,900	Tianma Microelectronics Co., Ltd., Class A Shares	19,436
420,000	Tingyi Cayman Islands Holding Corp.	813,322
24,000	Tongcheng-Elong Holdings Ltd.*	49,608
5,900	Tongkun Group Co., Ltd., Class A Shares	18,214
5,400	Tongwei Co., Ltd., Class A Shares	38,059
400	Topchoice Medical Corp., Class A Shares*	12,410
881,000	Topsports International Holdings Ltd., (Restricted, cost - $1,011,427, acquired 3/24/20)(a)(b)	1,017,183
3,700	Transfar Zhilian Co., Ltd., Class A Shares	5,275
20,000	TravelSky Technology Ltd., Class H Shares(c)	33,063
10,296	Trip.com Group Ltd., ADR*	283,140
10,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	80,601
700	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	25,280
37,000	Uni-President China Holdings Ltd.	36,299
5,960	Unisplendour Corp., Ltd., Class A Shares	24,207
2,600	Universal Scientific Industrial Shanghai Co., Ltd., Class A Shares	6,262
4,500	Venus MedTech Hangzhou Inc., Class H Shares*(a)(c)	22,296
9,197	Vipshop Holdings Ltd., ADR*	89,855
2,081	Vnet Group Inc., ADR*	20,227
1,800	Walvax Biotechnology Co., Ltd., Class A Shares	19,489
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	70,473
98,000	Want Want China Holdings Ltd.	82,822
1,280	Weibo Corp., ADR*(d)	50,957
5,300	Weichai Power Co., Ltd., Class A Shares	12,820
401,200	Weichai Power Co., Ltd., Class H Shares(c)	713,116
1,900	Weihai Guangwei Composites Co., Ltd., Class A Shares	25,152
40,000	Weimob Inc.*(a)(d)	48,120
14,040	Wens Foodstuffs Group Co., Ltd., Class A Shares	35,152
11,400	Western Securities Co., Ltd., Class A Shares	13,995
1,200	Will Semiconductor Co., Ltd., Class A Shares	51,324
1,600	Wingtech Technology Co., Ltd., Class A Shares	30,720
8,200	Wuchan Zhongda Group Co., Ltd., Class A Shares	7,798
1,120	Wuhan Guide Infrared Co., Ltd., Class A Shares	4,271
3,900	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	14,434
4,600	Wuliangye Yibin Co., Ltd., Class A Shares	157,443
7,260	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	17,266
3,864	WuXi AppTec Co., Ltd., Class A Shares	87,424
6,648	WuXi AppTec Co., Ltd., Class H Shares(a)(c)	148,090
151,500	Wuxi Biologics Cayman Inc., (Restricted, cost - $729,034, acquired 11/26/19)*(a)(b)	2,063,352
157,900	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	1,953,043
6,700	Wuxi Shangji Automation Co., Ltd., Class A Shares	232,517
5,000	Xiamen Tungsten Co., Ltd., Class A Shares	20,460
297,800	Xiaomi Corp., Class B Shares*(a)	736,322
2,700	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	7,765
16,982	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(c)	37,459
872,000	Xinyi Solar Holdings Ltd.	1,586,330
8,250	XPeng Inc., Class A Shares, ADR*	453,750
28,000	Yadea Group Holdings., Ltd.(a)	50,200
38,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(c)	59,461

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.5% - (continued)
1,050	Yealink Network Technology Corp., Ltd., Class A Shares	$12,748
147,684	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	1,044,504
9,000	Yihai International Holding Ltd.*(d)	48,356
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	17,388
12,500	Yonghui Superstores Co., Ltd., Class A Shares	7,611
5,330	Yonyou Network Technology Co., Ltd., Class A Shares	27,184
28,823	Yum China Holdings Inc.	1,439,862
4,160	Yunda Holding Co., Ltd., Class A Shares	12,916
1,400	Yunnan Baiyao Group Co., Ltd., Class A Shares	19,398
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	51,826
6,955	Zai Lab Ltd.*	489,921
1,679	Zai Lab Ltd., ADR*	116,271
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	56,090
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	16,697
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	17,090
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	24,625
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	16,809
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(c)	34,025
4,400	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A Shares	14,873
1,660	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	33,614
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	21,436
7,900	Zhejiang Longsheng Group Co., Ltd., Class A Shares	15,556
6,000	Zhejiang NHU Co., Ltd., Class A Shares	27,302
9,100	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	33,175
7,900	Zheshang Securities Co., Ltd., Class A Shares	15,373
10,000	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(c)	34,113
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	15,164
13,000	Zhongsheng Group Holdings Ltd.	106,949
10,900	Zhuzhou CRRC Times Electric Co., Ltd.(c)	71,850
30,500	Zijin Mining Group Co., Ltd., Class A Shares	48,660
122,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	162,090
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	14,452
29,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(c)	19,173
6,400	ZTE Corp., Class A Shares	30,685
12,600	ZTE Corp., Class H Shares(c)	34,026
9,018	ZTO Express Cayman Inc., ADR	285,059

	Total China	134,716,729

Colombia - 0.0%
4,158	Bancolombia SA	33,691
101,878	Ecopetrol SA	66,304
7,067	Grupo de Inversiones Suramericana SA	44,489
8,219	Interconexion Electrica SA ESP	45,878

	Total Colombia	190,362

Cyprus - 0.5%
27,613	TCS Group Holding PLC, GDR.	2,644,120

Czech Republic - 0.0%
3,761	CEZ AS	122,914
1,684	Komercni Banka AS.	64,393
9,582	Moneta Money Bank AS*(a)	40,901

	Total Czech Republic	228,208

Egypt - 0.7%
1,829,004	Cleopatra Hospital*	526,073
773,544	Commercial International Bank Egypt SAE, Class Registered Shares, GDR*	2,396,053
60,271	Commercial International Bank Egypt SAE, GDR*	196,700
22,745	Eastern Co. SAE.	16,161
405,047	Fawry for Banking & Payment Technology Services SAE*	333,899
316,000	Juhayna Food Industries*	138,632

	Total Egypt	3,607,518

Georgia - 0.3%
51,700	Bank of Georgia Group PLC.	1,057,630
32,700	Georgia Capital PLC*	277,288

	Total Georgia	1,334,918

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Germany - 0.8%
30,309	Delivery Hero SE, (Restricted, cost - $2,471,228, acquired 11/18/21)*(a)(b)	$4,046,860

Greece - 0.2%
48,512	Alpha Services & Holdings SA*	56,846
53,636	Eurobank Ergasias Services & Holdings SA*	53,248
1,594	FF Group*#(e)(f)	18
5,034	Hellenic Telecommunications Organization SA	86,985
2,114	JUMBO SA	29,618
69,612	OPAP SA	965,224
4,444	Public Power Corp. SA*	46,834

	Total Greece	1,238,773

Hong Kong - 2.4%
312,600	AIA Group Ltd.	3,289,303
786,000	Alibaba Health Information Technology Ltd.*	724,749
250,000	Alibaba Pictures Group Ltd.*	25,566
107,500	ASM Pacific Technology Ltd.	1,125,419
11,000	Beijing Enterprises Holdings Ltd.	37,017
74,000	Beijing Enterprises Water Group Ltd.	27,508
66,000	Bosideng International Holdings Ltd.	46,042
862,000	Brilliance China Automotive Holdings Ltd.*(e)(f)	366,315
1,416,000	China Education Group Holdings Ltd., (Restricted, cost - $2,141,671, acquired 3/22/19)(b)	2,572,381
67,888	China Everbright Environment Group Ltd.	44,878
773,000	China Gas Holdings Ltd.	1,389,837
156,000	China Jinmao Holdings Group Ltd.	47,386
67,000	China Mengniu Dairy Co., Ltd.*	372,808
39,538	China Merchants Port Holdings Co., Ltd.	60,810
73,500	China Overseas Land & Investment Ltd.	168,374
20,000	China Overseas Property Holdings Ltd.	18,650
92,000	China Power International Development Ltd.	46,716
32,000	China Resources Beer Holdings Co., Ltd.	260,933
54,000	China Resources Cement Holdings Ltd.	39,265
20,000	China Resources Gas Group Ltd.	103,068
64,000	China Resources Land Ltd.(d)	264,488
38,000	China Resources Power Holdings Co., Ltd.	97,959
36,000	China State Construction International Holdings Ltd.	36,132
35,800	China Taiping Insurance Holdings Co., Ltd.	49,646
72,000	China Traditional Chinese Medicine Holdings Co., Ltd.	34,718
324,000	China Youzan Ltd.*	29,086
46,000	COSCO SHIPPING Ports Ltd.	36,023
46,000	Far East Horizon Ltd.	39,722
123,000	Geely Automobile Holdings Ltd.	365,168
60,000	Guangdong Investment Ltd.(d)	79,556
14,630	Hopson Development Holdings Ltd.	35,648
20,000	Huabao International Holdings Ltd.	57,581
1,788	Hutchmed China Ltd., ADR*	60,542
13,000	Kingboard Holdings Ltd.	65,072
20,500	Kingboard Laminates Holdings Ltd.	36,333
84,000	Kunlun Energy Co., Ltd.	79,070
11,000	Lee & Man Paper Manufacturing Ltd.	7,589
38,000	Nine Dragons Paper Holdings Ltd.	42,522
26,000	Shenzhen International Holdings Ltd.	28,255
23,500	Shimao Group Holdings Ltd.	26,881
226,750	Sino Biopharmaceutical Ltd.	165,461
26,500	Sun Art Retail Group Ltd.	10,819
4,000	Vinda International Holdings Ltd.	10,779
28,000	Wharf Holdings Ltd.	98,005
12,800	Yuexiu Property Co., Ltd.	11,950

	Total Hong Kong	12,536,030

Hungary - 1.4%
9,056	MOL Hungarian Oil & Gas PLC.	67,857

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hungary - 1.4% - (continued)
135,052	OTP Bank Nyrt*	$7,448,177
2,785	Richter Gedeon Nyrt	73,747

	Total Hungary	7,589,781

India - 11.7%
1,964	ACC Ltd.	59,532
5,607	Adani Enterprises Ltd.	123,472
8,561	Adani Green Energy Ltd.*	144,506
9,661	Adani Ports & Special Economic Zone Ltd.	87,588
5,545	Adani Total Gas Ltd.	116,738
5,953	Adani Transmission Ltd.*	143,460
13,286	Ambuja Cements Ltd.	66,011
2,148	Apollo Hospitals Enterprise Ltd.	163,541
81,492	Asian Paints Ltd.	3,404,814
5,958	Aurobindo Pharma Ltd.	52,058
3,367	Avenue Supermarts Ltd., Class A Shares*(a)	210,717
141,549	Axis Bank Ltd.*	1,222,696
16,022	Bajaj Auto Ltd.	687,742
5,671	Bajaj Finance Ltd.	527,524
802	Bajaj Finserv Ltd.	183,449
2,275	Balkrishna Industries Ltd.	65,436
13,938	Bandhan Bank Ltd.(a)	50,588
4,570	Berger Paints India Ltd.	45,754
25,719	Bharat Electronics Ltd.	69,253
6,110	Bharat Forge Ltd.	56,387
81,622	Bharat Petroleum Corp., Ltd.	399,278
51,477	Bharti Airtel Ltd.*	497,946
8,802	Biocon Ltd.*	42,048
2,219	Britannia Industries Ltd.	104,694
142,290	Cholamandalam Investment & Finance Co., Ltd.	1,041,719
9,363	Cipla Ltd.	121,191
342,240	Coal India Ltd.	690,914
3,227	Colgate-Palmolive India Ltd.	61,460
6,095	Container Corp. Of India Ltd.	50,529
10,469	Dabur India Ltd.	82,939
2,812	Divi’s Laboratories Ltd.	184,213
12,879	DLF Ltd.	64,247
2,413	Dr Reddy’s Laboratories Ltd.	149,259
2,834	Eicher Motors Ltd.	89,227
34,196	GAIL India Ltd.	59,119
7,137	Godrej Consumer Products Ltd.*	87,828
2,585	Godrej Properties Ltd.*	67,602
5,414	Grasim Industries Ltd.	120,553
5,321	Havells India Ltd.	95,733
22,043	HCL Technologies Ltd.	334,625
1,229	HDFC Asset Management Co., Ltd.(a)	40,955
117,780	HDFC Bank Ltd.	2,332,812
81,121	HDFC Bank Ltd., ADR	5,310,992
18,294	HDFC Life Insurance Co., Ltd.(a)	164,372
21,544	Hero MotoCorp Ltd.	699,909
33,072	Hindalco Industries Ltd.	180,012
12,043	Hindustan Petroleum Corp., Ltd.	47,241
17,166	Hindustan Unilever Ltd.	530,143
35,683	Housing Development Finance Corp., Ltd.	1,272,951
108,224	ICICI Bank Ltd.	1,023,745
215,112	ICICI Bank Ltd., ADR.	3,970,968
4,599	ICICI Lombard General Insurance Co., Ltd.(a)	87,757
6,447	ICICI Prudential Life Insurance Co., Ltd.(a)	50,830
34,476	Indian Oil Corp., Ltd.	54,039
4,984	Indian Railway Catering & Tourism Corp., Ltd.	52,770
5,863	Indraprastha Gas Ltd.	37,753
363,293	Indus Towers Ltd.	1,365,174

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 11.7% - (continued)
1,743	Info Edge India Ltd.	$134,663
71,083	Infosys Ltd.	1,621,256
1,670	InterGlobe Aviation Ltd.*(a)	42,162
62,052	ITC Ltd.	182,239
17,890	JSW Steel Ltd.	145,064
1,567	Jubilant Foodworks Ltd.	76,734
102,745	Kotak Mahindra Bank Ltd.	2,686,324
1,143	Larsen & Toubro Infotech Ltd.(a)	102,600
13,778	Larsen & Toubro Ltd.	324,604
3,703	Lupin Ltd.	43,229
17,532	Mahindra & Mahindra Ltd.	195,133
12,963	Marico Ltd.	92,846
29,159	Maruti Suzuki India Ltd.	2,741,781
1,386	Mindtree Ltd.*	79,063
28,021	Motherson Sumi Systems Ltd.	77,969
1,738	Mphasis Ltd.*	65,771
50	MRF Ltd.	49,812
3,147	Muthoot Finance Ltd.	60,073
685	Nestle India Ltd.	173,808
94,057	NTPC Ltd.	158,865
55,740	Oberoi Realty Ltd.*	617,607
52,779	Oil & Natural Gas Corp., Ltd.	99,478
111	Page Industries Ltd.	57,308
252,000	Petronet LNG Ltd.	734,858
57,000	Phoenix Mills Ltd.	720,450
1,764	PI Industries Ltd.	67,021
3,010	Pidilite Industries Ltd.	89,076
2,056	Piramal Enterprises Ltd.	65,908
68,288	Power Grid Corp. of India Ltd.	188,631
4,840	Reliance Industries Ltd.(e)	120,568
284,528	Reliance Industries Ltd.	9,148,208
3,547	SBI Cards & Payment Services Ltd.*	44,727
10,061	SBI Life Insurance Co., Ltd.(a)	155,828
257	Shree Cement Ltd.	90,792
4,001	Shriram Transport Finance Co., Ltd.	75,274
2,065	Siemens Ltd.	58,460
3,049	SRF Ltd.*	81,318
38,438	State Bank of India.	235,443
17,435	Sun Pharmaceutical Industries Ltd.	174,639
19,514	Tata Consultancy Services Ltd.	919,478
13,065	Tata Consumer Products Ltd.	136,054
35,565	Tata Motors Ltd.*	219,194
30,137	Tata Power Co., Ltd.*	86,799
15,151	Tata Steel Ltd.	216,352
12,802	Tech Mahindra Ltd.	263,143
146,896	Titan Co., Ltd.	4,646,690
929	Torrent Pharmaceuticals Ltd.	37,319
4,476	Trent Ltd.	61,128
26,187	UltraTech Cement Ltd.	2,574,799
5,897	United Spirits Ltd.*	69,123
142,613	UPL Ltd.	1,296,152
24,221	Vedanta Ltd.	108,265
29,150	Wipro Ltd.	245,061
241,179	Yes Bank Ltd.*(f)	39,117
31,987	Zomato Ltd.*	65,230

	Total India	61,912,307

Indonesia - 2.5%
299,900	Adaro Energy Tbk PT	35,580
197,700	Aneka Tambang Tbk	31,748
2,953,400	Astra International Tbk PT	1,187,456
6,320,000	Bank BTPN Syariah Tbk PT	1,572,317

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Indonesia - 2.5% - (continued)
1,133,500	Bank Central Asia Tbk PT	$575,752
4,298,724	Bank Mandiri Persero Tbk PT	2,100,965
151,100	Bank Negara Indonesia Persero Tbk PT	71,385
9,809,124	Bank Rakyat Indonesia Persero Tbk PT	2,801,139
430,400	Barito Pacific Tbk PT	27,647
174,600	Charoen Pokphand Indonesia Tbk PT	74,058
14,300	Gudang Garam Tbk PT	31,351
39,700	Indah Kiat Pulp & Paper Tbk PT	20,928
34,200	Indocement Tunggal Prakarsa Tbk PT	25,251
69,500	Indofood CBP Sukses Makmur Tbk PT	41,004
90,400	Indofood Sukses Makmur Tbk PT	39,764
492,600	Kalbe Farma Tbk PT.	55,029
220,500	Merdeka Copper Gold Tbk PT*	56,347
505,900	Sarana Menara Nusantara Tbk PT	40,974
69,600	Semen Indonesia Persero Tbk PT	38,758
6,283,787	Telkom Indonesia Persero Tbk PT	1,755,718
83,185	Telkom Indonesia Persero Tbk PT, ADR	2,335,003
146,000	Tower Bersama Infrastructure Tbk PT	30,785
111,600	Unilever Indonesia Tbk PT	34,908
38,900	United Tractors Tbk PT	57,840

	Total Indonesia	13,041,707

Kazakhstan - 0.4%
12,470	Kaspi.KZ JSC, (Restricted, cost - $420,863, acquired 10/15/20), GDR(b)	1,610,324
900	Kaspi.KZ JSC, GDR	116,100
840	Kaspi.KZ JSC, GDR(a)(e)	108,360

	Total Kazakhstan	1,834,784

Kenya - 0.0%
414,800	Safaricom PLC	138,064

Kuwait - 0.3%
28,173	Agility Public Warehousing Co., KSC	85,856
26,304	Boubyan Bank KSCP*	65,911
44,000	Humansoft Holding Co. KSC	465,544
99,763	Kuwait Finance House KSCP	262,871
12,432	Mabanee Co., KPSC	32,253
46,291	Mobile Telecommunications Co., KSCP	87,103
142,349	National Bank of Kuwait SAKP	462,674

	Total Kuwait	1,462,212

Luxembourg - 0.0%
2,843	Reinet Investments SCA	46,982

Malaysia - 0.4%
46,100	AMMB Holdings Bhd*	34,660
59,300	Axiata Group Bhd	55,260
133,707	CIMB Group Holdings Bhd	164,848
85,400	Dialog Group Bhd	51,943
60,900	DiGi.Com Bhd.	60,728
3,000	Fraser & Neave Holdings Bhd	18,290
42,700	Genting Bhd.	44,811
80,300	Genting Malaysia Bhd.	52,859
20,100	HAP Seng Consolidated Bhd	36,505
39,400	Hartalega Holdings Bhd	60,755
15,800	Hong Leong Bank Bhd	67,894
2,900	Hong Leong Financial Group Bhd	11,875
36,300	IHH Healthcare Bhd	56,854
49,200	Inari Amertron Bhd*	49,054
56,900	IOI Corp. Bhd	49,855
700	Kossan Rubber Industries Bhd	358
5,500	Kuala Lumpur Kepong Bhd.	27,507
76,209	Malayan Banking Bhd.	144,727
25,900	Malaysia Airports Holdings Bhd*	35,321
57,900	Maxis Bhd	64,263
34,300	MISC Bhd	54,217

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Malaysia - 0.4% - (continued)
1,600	Nestle Malaysia Bhd	$50,842
47,200	Petronas Chemicals Group Bhd	95,500
3,600	Petronas Dagangan Bhd	17,027
18,400	Petronas Gas Bhd	73,479
12,800	PPB Group Bhd	54,292
75,000	Press Metal Aluminium Holdings Bhd	95,501
295,300	Public Bank Bhd	277,071
31,500	QL Resources Bhd	34,110
37,800	RHB Bank Bhd	47,486
77,200	Sime Darby Bhd	40,195
28,400	Sime Darby Plantation Bhd	24,872
1,060	Supermax Corp. Bhd	474
31,400	Telekom Malaysia Bhd	41,536
52,800	Tenaga Nasional Bhd	116,082
123,200	Top Glove Corp. Bhd	85,758
13,800	Westports Holdings Bhd	13,302

	Total Malaysia	2,210,111

Mexico - 2.0%
80,133	America Movil SAB de CV, Class L Shares, ADR	1,395,917
730,320	America Movil SAB de CV, Series L	639,107
7,586	Arca Continental SAB de CV	46,243
15,467	Becle SAB de CV	35,471
318,068	Cemex SAB de CV, Class Preferred Shares*	196,189
12,281	Coca-Cola Femsa SAB de CV	60,160
76,190	Fibra Uno Administracion SA de CV, REIT	70,155
39,986	Fomento Economico Mexicano SAB de CV	283,590
3,623	Gruma SAB de CV, Class B Shares	43,786
8,082	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares*	93,470
4,684	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	86,042
33,100	Grupo Bimbo SAB de CV, Series A.	87,253
12,114	Grupo Carso SAB de CV, Series A1	35,243
273,757	Grupo Financiero Banorte SAB de CV, Class O Shares	1,630,377
48,261	Grupo Financiero Inbursa SAB de CV, Class O Shares*	46,306
344,630	Grupo México SAB de CV, Series B	1,434,991
52,398	Grupo Televisa SAB.	96,618
2,464	Industrias Peñoles SAB de CV	30,325
512,040	Kimberly-Clark de México SAB de CV, Class A Shares	805,939
7,978	Megacable Holdings SAB de CV	22,195
475,746	Orbia Advance Corp. SAB de CV	1,109,690
3,707	Promotora y Operadora de Infraestructura SAB de CV	25,541
157,681	Qualitas Controladora SAB de CV	685,967
254,100	Regional SAB de CV	1,198,303
29,228	Telesites SAB de CV	25,973
109,471	Wal-Mart de Mexico SAB de CV	343,997

	Total Mexico	10,528,848

Netherlands - 0.9%
60,297	Prosus NV*	4,860,233

Peru - 0.3%
4,824	Cia de Minas Buenaventura SAA, ADR*	35,263
13,920	Credicorp Ltd.	1,642,560
1,829	Southern Copper Corp.	106,997

	Total Peru	1,784,820

Philippines - 0.9%
43,280	Aboitiz Equity Ventures Inc.	42,369
154,500	AC Energy Corp.	34,467
5,280	Ayala Corp.	87,710
166,460	Ayala Land Inc.	113,338
34,918	Bank of the Philippine Islands.	63,010
45,844	BDO Unibank Inc.	112,373
4,586,900	Bloomberry Resorts Corp.*	707,675
620	Globe Telecom Inc.	40,299

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Philippines - 0.9% - (continued)
2,800	GT Capital Holdings Inc.	$31,854
588,870	International Container Terminal Services Inc.	2,333,043
67,856	JG Summit Holdings Inc.	76,623
9,470	Jollibee Foods Corp.	44,296
6,170	Manila Electric Co.	35,306
109,500	Metro Pacific Investments Corp.	8,784
31,956	Metropolitan Bank & Trust Co.	31,527
69,500	Monde Nissin Corp.*(a)	23,542
1,505	PLDT Inc.	50,248
620,590	Robinsons Retail Holdings Inc.	818,509
5,930	SM Investments Corp.	115,213
209,900	SM Prime Holdings Inc.	155,866
22,540	Universal Robina Corp.	59,317

	Total Philippines	4,985,369

Poland - 0.3%
7,157	Allegro.eu SA*(a)	68,561
3,979	Bank Polska Kasa Opieki SA	114,747
1,614	CD Projekt SA(d)	71,934
6,856	Cyfrowy Polsat SA	58,626
836	Dino Polska SA*(a)	69,265
44,600	InPost SA*	496,403
3,033	KGHM Polska Miedz SA	103,860
24	LPP SA	78,129
291	mBank SA*	34,359
9,733	Orange Polska SA*	20,231
13,221	PGE Polska Grupa Energetyczna SA*	26,600
6,059	Polski Koncern Naftowy ORLEN SA	106,217
38,865	Polskie Gornictwo Naftowe i Gazownictwo SA	52,316
18,828	Powszechna Kasa Oszczednosci Bank Polski SA*	199,253
13,963	Powszechny Zaklad Ubezpieczen SA	121,938
646	Santander Bank Polska SA	57,375

	Total Poland	1,679,814

Portugal - 0.3%
182,639	Galp Energia SGPS SA	1,705,203

Qatar - 0.2%
58,133	Barwa Real Estate Co.	49,340
56,283	Commercial Bank PSQC	101,442
31,452	Industries Qatar QSC	125,872
68,894	Masraf Al Rayan QSC	91,734
85,967	Mesaieed Petrochemical Holding Co.	49,119
13,747	Ooredoo QPSC	25,675
12,424	Qatar Electricity & Water Co. QSC	56,277
10,432	Qatar Fuel QSC	52,099
50,244	Qatar Gas Transport Co., Ltd.	45,553
16,205	Qatar International Islamic Bank QSC	41,427
20,139	Qatar Islamic Bank SAQ	95,210
91,587	Qatar National Bank QPSC	487,984

	Total Qatar	1,221,732

Romania - 0.0%
9,224	NEPI Rockcastle PLC.	57,159

Russia - 4.6%
49,144	Alrosa PJSC	85,373
432,100	Detsky Mir PJSC, (Restricted, cost - $697,226, acquired 10/15/20)(b)	809,361
153,000	Fix Price Group Ltd., (Restricted, cost - $1,473,726, acquired 3/5/21), GDR(b)	1,173,510
244,824	Gazprom PJSC	1,118,043
169,369	Gazprom PJSC, ADR	1,510,771
885,983	Inter RAO UES PJSC	51,224
8,750	Lukoil PJSC	779,052
58,144	Lukoil PJSC, ADR	5,126,051
7,104	Magnit PJSC, Class Registered Shares, GDR	109,602
2,330	Mail.Ru Group Ltd., GDR*	39,501

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Russia - 4.6% - (continued)
1,332	MMC Norilsk Nickel PJSC	$390,563
218,246	Mobile TeleSystems PJSC, ADR(d)	1,748,150
27,471	Moscow Exchange MICEX-RTS PJSC	56,302
1,943	Novatek PJSC, Class Registered Shares, GDR	425,088
29,577	Novolipetsk Steel PJSC	86,419
894	Ozon Holdings PLC, ADR*	36,460
2,783	PhosAgro PJSC, Class Registered Shares, GDR	61,433
7,431	Polymetal International PLC	139,163
612	Polyus PJSC	119,874
119	Polyus PJSC*	23,309
25,771	Rosneft Oil Co. PJSC	197,910
729,325	Sberbank of Russia PJSC	3,138,676
235,219	Sberbank of Russia PJSC, ADR	3,977,152
4,360	Severstal PAO	92,857
157,330	Surgutneftegas PJSC	78,508
28,490	Tatneft PJSC	183,458
63,689	United Co. RUSAL International PJSC*	59,493
60,086,472	VTB Bank PJSC	38,816
5,549	X5 Retail Group NV, Class Registered Shares, GDR	154,640
39,897	X5 Retail Group NV, GDR	1,106,743
19,916	Yandex NV, Class A Shares*	1,432,793

	Total Russia	24,389,977

Saudi Arabia - 1.0%
584	Abdullah Al Othaim Markets Co.	16,650
2,938	Advanced Petrochemical Co.	53,916
25,805	Al Rajhi Bank	917,543
18,426	Alinma Bank	112,788
6,060	Almarai Co. JSC	77,671
14,805	Arab National Bank	87,199
7,275	Bank AlBilad*	83,548
7,192	Bank Al-Jazira	35,078
12,740	Banque Saudi Fransi	136,508
877	Bupa Arabia for Cooperative Insurance Co.	31,982
1,797	Co. for Cooperative Insurance	37,063
5,741	Dar Al Arkan Real Estate Development Co.*	14,060
944	Dr Sulaiman Al Habib Medical Services Group Co.	41,711
3,935	Emaar Economic City*	11,733
8,287	Etihad Etisalat Co.	69,946
1,138	Jarir Marketing Co.	56,237
12,541	Mobile Telecommunications Co.*	40,956
1,161	Mouwasat Medical Services Co.	52,820
9,889	National Industrialization Co.*	53,543
1,719	National Petrochemical Co.	18,459
6,566	Rabigh Refining & Petrochemical Co.*	38,451
29,590	Riyad Bank	221,400
4,486	SABIC Agri-Nutrients Co.	207,986
7,279	Sahara International Petrochemical Co.	74,467
9,148	Saudi Arabian Mining Co.*	176,061
44,626	Saudi Arabian Oil Co.(a)	413,068
18,384	Saudi Basic Industries Corp.	531,638
16,613	Saudi British Bank	132,691
2,168	Saudi Cement Co.	32,104
18,903	Saudi Electricity Co.	119,725
4,124	Saudi Industrial Investment Group	33,379
15,381	Saudi Kayan Petrochemical Co.*	68,492
45,079	Saudi National Bank.	733,553
12,344	Saudi Telecom Co.	364,545
5,902	Savola Group	49,264
5,285	Yanbu National Petrochemical Co.	90,185

	Total Saudi Arabia	5,236,420

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Singapore - 1.0%
3,600	BOC Aviation Ltd.(a)	$25,291
1,271	JOYY Inc., ADR(d)	65,075
17,847	Sea Ltd., ADR*	5,141,185

	Total Singapore	5,231,551

South Africa - 2.2%
15,861	Absa Group Ltd.	132,703
1,957	African Rainbow Minerals Ltd.	25,355
1,188	Anglo American Platinum Ltd.	126,343
8,288	AngloGold Ashanti Ltd.	175,799
7,696	Aspen Pharmacare Holdings Ltd.	115,306
7,144	Bid Corp., Ltd.	137,017
92,678	Bidvest Group Ltd.	1,044,542
1,615	Capitec Bank Holdings Ltd.	184,873
5,665	Clicks Group Ltd.	100,684
10,460	Discovery Ltd.*	87,679
5,384	Exxaro Resources Ltd.	51,404
105,457	FirstRand Ltd.	369,846
17,542	Gold Fields Ltd.	201,862
79,517	Growthpoint Properties Ltd., REIT	66,767
12,491	Harmony Gold Mining Co., Ltd.	53,680
17,405	Impala Platinum Holdings Ltd.	221,469
1,245	Kumba Iron Ore Ltd.	35,146
630,772	Life Healthcare Group Holdings Ltd.*	928,295
5,962	Mr Price Group Ltd.	74,040
34,849	MTN Group Ltd.*	351,594
7,193	MultiChoice Group	55,650
4,529	Naspers Ltd., Class N Shares*	700,095
150,724	Nedbank Group Ltd.	1,553,925
6,920	Northam Platinum Holdings Ltd.*	95,995
109,246	Old Mutual Ltd.	83,484
24,251	Pepkor Holdings Ltd.*(a)	33,449
18,253	Rand Merchant Investment Holdings Ltd.	48,045
10,942	Remgro Ltd.	86,382
221,504	Sanlam Ltd.	766,989
12,407	Sasol Ltd.*	204,413
10,563	Shoprite Holdings Ltd.	130,586
55,085	Sibanye Stillwater Ltd.	172,213
3,447	SPAR Group Ltd.	35,059
120,638	Standard Bank Group Ltd.	980,748
4,420	Tiger Brands Ltd.	49,667
387,173	Transaction Capital Ltd.	1,036,261
90,938	Vodacom Group Ltd.	757,827
20,440	Woolworths Holdings Ltd.	66,624

	Total South Africa	11,341,816

South Korea - 12.5%
471	Alteogen Inc.*	27,067
709	Amorepacific Corp.	94,680
638	AMOREPACIFIC Group	22,373
233	BGF retail Co., Ltd.	28,849
1,825	Celltrion Healthcare Co., Ltd.*	126,232
2,041	Celltrion Inc.*(d)	360,219
413	Celltrion Pharm Inc.*	42,296
1,194	Cheil Worldwide Inc.	21,997
160	CJ CheilJedang Corp.	47,666
243	CJ Corp.	16,513
153	CJ ENM Co., Ltd.	17,466
135	CJ Logistics Corp.*	14,203
21,838	Coway Co., Ltd.(d)	1,254,315
962	DB Insurance Co., Ltd.	43,838
1,233	Doosan Bobcat Inc.*	37,466
14,660	Doosan Fuel Cell Co., Ltd.*	611,626

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 12.5% - (continued)
6,118	Doosan Heavy Industries & Construction Co., Ltd.*	$97,344
216	Douzone Bizon Co., Ltd.	13,795
235	Ecopro BM Co., Ltd.	107,039
446	E-MART Inc.	53,503
70	F&F Co., Ltd.*	49,105
127	Green Cross Corp.	23,590
1,204	GS Engineering & Construction Corp.	37,584
1,234	GS Holdings Corp.	39,028
6,517	Hana Financial Group Inc.	218,376
1,886	Hankook Tire & Technology Co., Ltd.	61,488
115	Hanmi Pharm Co., Ltd.	24,714
3,831	Hanon Systems.	42,186
2,437	Hanwha Solutions Corp.*	67,871
1,826	HLB Inc.*	55,877
5,668	HMM Co., Ltd.*	113,924
672	Hotel Shilla Co., Ltd.	39,874
299	HYBE Co., Ltd.*	92,604
1,329	Hyundai Engineering & Construction Co., Ltd.	49,235
434	Hyundai Glovis Co., Ltd.(d)	53,698
1,100	Hyundai Heavy Industries Holdings Co., Ltd.	49,229
7,237	Hyundai Mobis Co., Ltd.	1,356,983
2,903	Hyundai Motor Co.	475,202
1,832	Hyundai Steel Co.	57,546
481	Iljin Materials Co., Ltd.*	52,239
5,013	Industrial Bank of Korea.	43,521
6,447	Kakao Corp.	658,758
629	Kakao Games Corp.*	52,417
1,736	KakaoBank Corp.*(d)	95,744
2,405	Kangwon Land Inc.*	44,465
47,365	KB Financial Group Inc.	2,114,719
5,530	Kia Corp.	365,805
1,943	Korea Aerospace Industries Ltd.	44,543
5,040	Korea Electric Power Corp.	88,657
955	Korea Investment Holdings Co., Ltd.	61,130
890	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	66,250
194	Korea Zinc Co., Ltd.	81,047
3,548	Korean Air Lines Co., Ltd.*	78,907
454	Krafton Inc.*	193,005
19,332	KT&G Corp.	1,340,507
408	Kumho Petrochemical Co., Ltd.	53,072
477	L&F Co., Ltd.*	90,426
11,470	LG Chem Ltd.	6,733,998
1,886	LG Corp.	125,555
4,501	LG Display Co., Ltd.(d)	75,815
2,329	LG Electronics Inc.	225,615
1,644	LG Household & Health Care Ltd.	1,470,511
336	LG Innotek Co., Ltd.	85,629
4,603	LG Uplus Corp.	52,523
319	Lotte Chemical Corp.	54,412
312	Lotte Shopping Co., Ltd.	22,121
4,055	Meritz Securities Co., Ltd.	17,156
5,758	Mirae Asset Securities Co., Ltd.	41,977
17,931	NAVER Corp.	5,805,531
360	NCSoft Corp.	206,483
529	Netmarble Corp.(a)	52,543
1,507	NH Investment & Securities Co., Ltd.	15,668
640	Orion Corp.	52,737
6,901	Pan Ocean Co., Ltd.	30,321
559	Pearl Abyss Corp.*	62,280
1,567	POSCO	347,162
598	POSCO Chemical Co., Ltd.(d)	78,905

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 12.5% - (continued)
256	S-1 Corp.	$15,950
362	Samsung Biologics Co., Ltd.*(a)	272,525
1,617	Samsung C&T Corp.	143,342
1,209	Samsung Electro-Mechanics Co., Ltd.	171,448
362,839	Samsung Electronics Co., Ltd.	21,988,775
3,127	Samsung Engineering Co., Ltd.*	54,408
662	Samsung Fire & Marine Insurance Co., Ltd.	113,125
13,122	Samsung Heavy Industries Co., Ltd.*	56,258
1,356	Samsung Life Insurance Co., Ltd.	68,185
6,977	Samsung SDI Co., Ltd.	4,065,514
721	Samsung SDS Co., Ltd.	87,893
1,147	Samsung Securities Co., Ltd.	42,734
699	SD Biosensor Inc.*	34,501
794	Seegene Inc.	51,229
766	Shin Poong Pharmaceutical Co., Ltd.	21,458
57,758	Shinhan Financial Group Co., Ltd.	1,696,737
400	SK Biopharmaceuticals Co., Ltd.*	32,253
491	SK Bioscience Co., Ltd.*	115,594
300	SK Chemicals Co., Ltd.	35,317
93,248	SK Hynix Inc.(d)	9,051,809
305	SK IE Technology Co., Ltd.*(a)	40,275
679	SK Inc.	149,622
1,115	SK Innovation Co., Ltd.*	183,507
33	SK Square Co., Ltd.*(f)	1,897
51	SK Telecom Co., Ltd.(f)	2,351
436	SKC Co., Ltd.	72,070
1,034	S-Oil Corp.	69,606
11,081	Woori Financial Group Inc.	117,545
938	Yuhan Corp.	46,097

	Total South Korea	65,830,780

Taiwan - 12.6%
10,000	Accton Technology Corp.	103,368
72,000	Acer Inc.	71,551
7,777	Advantech Co., Ltd.	106,778
542,498	ASE Technology Holding Co., Ltd.	1,983,529
46,000	Asia Cement Corp.	69,496
1,000	ASMedia Technology Inc.	70,361
15,000	Asustek Computer Inc.	189,823
175,000	AU Optronics Corp.	126,489
10,000	Catcher Technology Co., Ltd.	55,814
154,738	Cathay Financial Holding Co., Ltd.	332,671
27,392	Chailease Holding Co., Ltd.	241,649
87,015	Chang Hwa Commercial Bank Ltd.	51,579
31,000	Cheng Shin Rubber Industry Co., Ltd.	37,384
281,000	China Development Financial Holding Corp.	165,485
37,640	China Life Insurance Co., Ltd.	41,719
239,000	China Steel Corp.	278,522
99,000	Chroma ATE Inc.	660,528
77,000	Chunghwa Telecom Co., Ltd.	311,959
68,000	Compal Electronics Inc.	56,831
385,880	CTBC Financial Holding Co., Ltd.	338,782
266,000	Delta Electronics Inc.	2,459,063
264,477	E.Sun Financial Holding Co., Ltd.	256,990
4,100	Eclat Textile Co., Ltd.	85,620
1,000	eMemory Technology Inc.*	77,777
55,478	Evergreen Marine Corp. Taiwan Ltd.	244,411
54,000	Far Eastern New Century Corp.	54,186
35,000	Far EasTone Telecommunications Co., Ltd.	77,853
7,920	Feng TAY Enterprise Co., Ltd.	57,979
227,449	First Financial Holding Co., Ltd.	189,968
74,000	Formosa Chemicals & Fibre Corp.	207,665

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 12.6% - (continued)
28,000	Formosa Petrochemical Corp.	$95,756
83,000	Formosa Plastics Corp.	305,605
22,230	Foxconn Technology Co., Ltd.	51,932
159,336	Fubon Financial Holding Co., Ltd.	419,242
6,000	Giant Manufacturing Co., Ltd.	66,976
181,000	Globalwafers Co., Ltd.	5,286,265
4,554	Hiwin Technologies Corp.	46,589
691,660	Hon Hai Precision Industry Co., Ltd.	2,573,067
6,000	Hotai Motor Co., Ltd.	130,525
191,487	Hua Nan Financial Holdings Co., Ltd.	139,328
178,000	Innolux Corp.	111,569
49,000	Inventec Corp.	45,461
1,541	Largan Precision Co., Ltd.	109,889
48,264	Lite-On Technology Corp., ADR	105,219
111,000	MediaTek Inc.	4,019,089
242,000	Mega Financial Holding Co., Ltd.	299,340
13,000	Micro-Star International Co., Ltd.	76,072
1,000	momo.com Inc.	63,668
109,000	Nan Ya Plastics Corp.	322,437
5,000	Nan Ya Printed Circuit Board Corp.	111,615
29,000	Nanya Technology Corp.	77,661
3,000	Nien Made Enterprise Co., Ltd.	41,148
121,000	Novatek Microelectronics Corp.	2,004,555
5,000	Oneness Biotech Co., Ltd.*	53,662
43,000	Pegatron Corp.	103,117
44,000	Pou Chen Corp.	50,728
65,569	Poya International Co., Ltd.	1,155,209
11,539	President Chain Store Corp.	111,971
609,000	Quanta Computer Inc.	1,881,625
10,000	Realtek Semiconductor Corp.	197,563
24,852	Ruentex Development Co., Ltd.	57,130
73,206	Shanghai Commercial & Savings Bank Ltd.	122,560
252,693	Shin Kong Financial Holding Co., Ltd.	95,864
222,846	SinoPac Financial Holdings Co., Ltd.	122,920
35,700	Synnex Technology International Corp.	74,872
236,068	Taishin Financial Holding Co., Ltd.	157,900
109,980	Taiwan Cement Corp.	182,876
177,267	Taiwan Cooperative Financial Holding Co., Ltd.	152,202
36,000	Taiwan High Speed Rail Corp.	38,494
29,000	Taiwan Mobile Co., Ltd.	101,743
762,507	Taiwan Semiconductor Manufacturing Co., Ltd.	16,317,080
133,488	Taiwan Semiconductor Manufacturing Co., Ltd., ADR.	15,638,119
25,000	Unimicron Technology Corp.	202,024
107,000	Uni-President Enterprises Corp.	251,610
250,000	United Microelectronics Corp.	566,196
19,000	Vanguard International Semiconductor Corp.	104,409
1,000	Voltronic Power Technology Corp.	57,338
13,200	Wan Hai Lines Ltd.	73,458
8,000	Win Semiconductors Corp.	103,461
59,000	Winbond Electronics Corp.	67,773
51,361	Wistron Corp.	52,925
59,000	Wiwynn Corp.	2,224,658
25,760	WPG Holdings Ltd.	46,816
8,188	Yageo Corp.	134,066
37,000	Yang Ming Marine Transport Corp.*	151,326
204,960	Yuanta Financial Holding Co., Ltd.	174,759
14,000	Zhen Ding Technology Holding Ltd.	49,364

	Total Taiwan	66,384,656

Thailand - 0.8%
24,300	Advanced Info Service PCL, NVDR.	148,298
91,100	Airports of Thailand PCL, NVDR.	162,058

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 0.8% - (continued)
185,700	Asset World Corp. PCL, NVDR*	$23,580
20,800	B Grimm Power PCL, NVDR	24,333
51,800	Bangkok Commercial Asset Mangement PCL, NVDR	30,081
191,100	Bangkok Dusit Medical Services PCL, NVDR	126,118
110,600	Bangkok Expressway & Metro PCL, NVDR	27,707
34,400	Berli Jucker PCL, NVDR	33,700
98,100	BTS Group Holdings PCL, NVDR	26,715
9,500	Bumrungrad Hospital PCL, NVDR	40,441
6,000	Carabao Group PCL,NVDR	20,181
37,000	Central Pattana PCL, NVDR	57,109
33,616	Central Retail Corp. PCL, NVDR	31,870
86,300	Charoen Pokphand Foods PCL, NVDR(f)	60,932
127,100	CP ALL PCL, NVDR	219,870
6,600	Delta Electronics Thailand PCL, NVDR	87,503
4,600	Electricity Generating PCL, NVDR	22,604
27,100	Energy Absolute PCL, NVDR	66,008
17,400	Global Power Synergy PCL, NVDR	37,832
64,600	Gulf Energy Development PCL, NVDR	75,042
137,900	Home Product Center PCL, NVDR	55,665
31,100	Indorama Ventures PCL, NVDR	36,150
18,950	Intouch Holdings PCL, NVDR	40,899
240,500	Kasikornbank PCL	946,219
60,700	Krung Thai Bank PCL, NVDR	20,309
22,200	Krungthai Card PCL, NVDR	35,250
137,900	Land and Houses PCL, NVDR	34,077
60,300	Minor International PCL, NVDR*	48,961
19,800	Muangthai Capital PCL, NVDR	32,905
22,800	Osotspa PCL, NVDR	21,611
28,100	PTT Exploration & Production PCL, NVDR	94,069
40,700	PTT Global Chemical PCL, NVDR	67,800
60,000	PTT Oil & Retail Business PCL, NVDR	44,502
212,500	PTT PCL, NVDR	223,623
21,400	Ratch Group PCL, NVDR	27,415
24,300	SCG Packaging PCL, NVDR	44,422
80,100	Siam Cement PCL, Class Registered Shares	895,543
16,900	Siam Cement PCL, NVDR	186,522
20,000	Siam Commercial Bank PCL, NVDR	72,188
21,600	Sri Trang Gloves Thailand PCL, NVDR(d)	19,212
20,800	Srisawad Corp. PCL, NVDR	37,023
24,300	Thai Oil PCL, NVDR	33,532
51,000	Thai Union Group PCL, NVDR	29,803
336,600	True Corp. PCL, NVDR	45,163

	Total Thailand	4,414,845

Turkey - 0.5%
123,590	Agesa Hayat ve Emeklilik AS	178,367
61,436	Akbank TAS	28,989
17,844	Aselsan Elektronik Sanayi Ve Ticaret AS	28,117
11,261	BIM Birlesik Magazalar AS	57,039
28,391	Eregli Demir ve Celik Fabrikalari TAS	46,705
601	Ford Otomotiv Sanayi AS	10,744
10,393	KOC Holding AS	21,476
411,440	MLP Saglik Hizmetleri AS, (Restricted, cost - $828,538, acquired 4/15/20), Class B Shares*(a)(b)	968,124
458,820	Sok Marketler Ticaret AS	477,388
113,020	Tofas Turk Otomobil Fabrikasi AS	714,565
25,061	Turkcell Iletisim Hizmetleri AS	34,822
49,356	Turkiye Garanti Bankasi AS	40,762
18,380	Turkiye Is Bankasi AS, Class C Shares	8,741
3,542	Turkiye Petrol Rafinerileri AS*	39,131
36,548	Turkiye Sise ve Cam Fabrikalari AS	33,313

	Total Turkey	2,688,283

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
United Arab Emirates - 0.3%
65,895	Abu Dhabi Commercial Bank PJSC	$152,263
20,043	Abu Dhabi Islamic Bank PJSC	35,357
43,575	Abu Dhabi National Oil Co. for Distribution PJSC	49,019
87,516	Aldar Properties PJSC	96,198
52,710	Dubai Islamic Bank PJSC	73,963
68,151	Emaar Properties PJSC	86,852
53,119	Emirates NBD Bank PJSC.	191,035
63,768	Emirates Telecommunications Group Co. PJSC.	555,772
92,248	First Abu Dhabi Bank PJSC	483,003

	Total United Arab Emirates	1,723,462

United Kingdom - 0.9%
31,276	Anglo American PLC.	1,145,457
588,959	Helios Towers PLC*	1,284,219
29,777	Mondi PLC.	678,571
31,181	Unilever PLC	1,607,067

	Total United Kingdom	4,715,314

United States - 1.0%
8,252	EPAM Systems Inc.*	5,021,755
773	Legend Biotech Corp., ADR*	39,817
2,000	Parade Technologies Ltd.	154,108

	Total United States	5,215,680

	TOTAL COMMON STOCKS (Cost - $396,353,361)	499,462,475

PREFERRED STOCKS - 1.2%
Brazil - 0.4%
4,378	Alpargatas SA, Class Preferred Shares	30,436
98,464	Banco Bradesco SA, Class Preferred Shares	348,649
4,360	Bradespar SA, Class Preferred Shares	38,576
3,867	Braskem SA, Class Preferred A Shares*	34,421
3,015	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	17,185
23,342	Cia Energetica de Minas Gerais, Class Preferred Shares	54,547
25,282	Gerdau SA, Class Preferred Shares	116,003
101,902	Itau Unibanco Holding SA, Class Preferred Shares	405,586
94,262	Itausa SA, Class Preferred Shares	162,107
99,359	Petroleo Brasileiro SA, Class Preferred Shares	520,040
265,000	Raizen SA, Class Preferred Shares	257,323
10,499	Telefonica Brasil SA, Class Preferred Shares	93,901

	Total Brazil	2,078,774

Chile - 0.0%
2,885	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	181,669

Colombia - 0.0%
10,030	Bancolombia SA, Class Preferred Shares	81,345

Russia - 0.0%
115,672	Surgutneftegas PJSC, Class Preferred Shares	58,627

South Korea - 0.8%
715	Hyundai Motor Co., Class Preferred 2nd Shares	55,822
565	Hyundai Motor Co., Class Preferred Shares	43,177
149	LG Chem Ltd., Class Preferred Shares	40,700
55	LG Household & Health Care Ltd., Class Preferred Shares	27,642
72,011	Samsung Electronics Co., Ltd., Class Preferred Shares	3,908,615

	Total South Korea	4,075,956

	TOTAL PREFERRED STOCKS (Cost - $6,213,788)	6,476,371

WARRANTS - 0.0%
Thailand - 0.0%
9,810	BTS Group Holdings PCL, expires 11/7/2024*	148
19,620	BTS Group Holdings PCL, expires 11/20/2026*#(e)	107

	TOTAL WARRANTS (Cost - $1)	255

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
RIGHTS - 0.0%
China - 0.0%
4,200		CIFI Holdings Group Co., Ltd.*(e)	$135

Thailand - 0.0%
1,232		Charoen Pokphand Foods PCL, NVDR*(e)	–
8,473		CP ALL PCL, NVDR*(e)(f)	–

		Total Thailand	–

		TOTAL RIGHTS (Cost - $0)	135

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $402,567,150)	505,939,236

Face Amount†
SHORT-TERM INVESTMENTS (g) - 4.4%
MONEY MARKET FUND - 0.5%
$ 2,600,973		Invesco STIT - Government & Agency Portfolio, 0.026%, Institutional Class(h) (Cost - $2,600,973)	2,600,973

TIME DEPOSITS - 3.9%
		BBH - Grand Cayman:
2	SGD	0.005% due 12/1/21	1
49	ZAR	3.300% due 12/1/21	3
		BNP Paribas - Paris:
23,015	EUR	(0.790)% due 12/1/21	26,107
15,322,309		0.005% due 12/1/21	15,322,309
1,126,830	ZAR	3.300% due 12/1/21	70,872
52,179		Citibank - New York, 0.005% due 12/1/21	52,179
3,025,375		JPMorgan Chase & Co. - New York, 0.005% due 12/1/21	3,025,375
2,207,415		Royal Bank of Canada - Toronto, 0.005% due 12/1/21	2,207,415
1,165,176	HKD	Societe Generale SA - Paris, 0.005% due 12/1/21	149,426
4,162	EUR	Sumitomo - Tokyo, (0.790)% due 12/1/21	4,722
		Sumitomo Mitsui Banking Corp. - Tokyo:
9	GBP	0.005% due 12/1/21	12
8,771		0.005% due 12/1/21	8,771

		TOTAL TIME DEPOSITS (Cost - $20,867,192)	20,867,192

		TOTAL SHORT-TERM INVESTMENTS (Cost - $23,468,165)	23,468,165

		TOTAL INVESTMENTS - 100.1% (Cost - $426,035,315)	529,407,401

		Liabilities in Excess of Other Assets - (0.1)%	(727,402)

		TOTAL NET ASSETS - 100.0%	$528,679,999

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $27,343,137 and represents 5.2% of net assets.

(b)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2021, amounts to $28,019,795 and represents 5.3% of net assets.
(c)	Security trades on the Hong Kong exchange.
(d)	All or a portion of this security is on loan (See Note 1).
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Illiquid security.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.9%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2021, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$ 426,035,315	$145,024,585	$(41,729,631)	$103,294,954

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Summary of Investments by Security Sector^
Information Technology
Semiconductors & Semiconductor Equipment	11.3%
Technology Hardware, Storage & Peripherals	6.2
Electronic Equipment, Instruments & Components	3.2
Other	2.6
Financials
Banks	16.0
Insurance	2.8
Consumer Finance	0.9
Other	1.1
Consumer Discretionary	14.6
Communication Services	10.2
Materials	6.7
Energy	5.9
Industrials	4.4
Consumer Staples	3.9
Health Care	3.6
Real Estate	1.5
Utilities	1.1
Short-Term Investments	4.0

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At November 30, 2021, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI Emerging Markets E-mini Index December Futures	22	12/21	$1,410,662	$1,333,530	$(77,132)

At November 30, 2021, Emerging Markets Equity Fund had deposited cash of $81,994 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 32.0%
U.S. GOVERNMENT AGENCIES - 0.7%
	Federal Home Loan Banks:
$ 4,255,000	1.040% due 6/14/24	$4,256,235
4,250,000	1.200% due 12/23/24	4,255,338
345,000	4.000% due 9/1/28	402,634
	Federal National Mortgage Association (FNMA), Principal Strip:
575,000	zero coupon, due 1/15/30(a)	506,416
595,000	zero coupon, due 5/15/30(a)	522,270

	Total U.S. GOVERNMENT AGENCIES	9,942,893

U.S. GOVERNMENT OBLIGATIONS - 31.3%
	U.S. Treasury Bonds:
2,835,000	4.375% due 2/15/38	3,969,775
1,500,000	1.125% due 8/15/40	1,327,148
1,245,000	1.375% due 11/15/40	1,148,902
7,670,000	1.875% due 2/15/41	7,699,661
4,913,000	2.250% due 5/15/41	5,233,880
8,515,000	1.750% due 8/15/41	8,364,657
1,835,000	2.000% due 11/15/41	1,882,022
2,270,000	3.125% due 11/15/41	2,766,119
100,000	3.125% due 2/15/43	122,293
502,500	3.625% due 8/15/43	662,063
11,510,000	3.750% due 11/15/43	15,457,570
1,095,000	3.625% due 2/15/44	1,448,138
415,000	3.125% due 8/15/44	512,574
1,375,000	3.000% due 11/15/44	1,669,336
245,000	2.875% due 8/15/45	293,636
1,412,500	3.000% due 11/15/45	1,732,078
6,490,000	2.500% due 2/15/46	7,327,109
1,110,000	2.875% due 11/15/46	1,344,574
738,000	3.000% due 2/15/47	914,716
500,000	2.750% due 8/15/47	596,289
2,120,000	3.000% due 2/15/48	2,652,816
595,000	3.375% due 11/15/48	798,648
950,000	2.250% due 8/15/49	1,045,668
4,480,000	2.000% due 2/15/50	4,686,675
10,870,000	1.250% due 5/15/50	9,521,016
9,885,000	1.375% due 8/15/50	8,934,727
4,905,000	1.625% due 11/15/50	4,709,566
5,363,000	1.875% due 2/15/51	5,459,576
3,874,000	2.375% due 5/15/51	4,399,411
7,135,000	2.000% due 8/15/51	7,481,716
25,195,000	1.875% due 11/15/51	25,722,520
964,053	U.S. Treasury Inflation Indexed Bonds, 0.125% due 2/15/51	1,159,131
2,020,000	U.S. Treasury Strip Principal, zero coupon, due 5/15/49(a)	1,242,875
	U.S. Treasury Notes:
530,000	0.125% due 11/30/22	529,447
5,655,000	0.125% due 3/31/23	5,639,537
1,300,000	0.125% due 6/30/23	1,294,643
620,000	0.125% due 7/15/23	617,215
725,000	0.125% due 8/15/23	721,233
13,765,000	0.250% due 9/30/23	13,712,575

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 32.0% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 31.3% - (continued)
$ 5,790,000		0.125% due 10/15/23	$5,751,777
29,035,000		0.375% due 10/31/23	28,974,889
40,000		0.250% due 11/15/23	39,795
23,490,000		0.500% due 11/30/23	23,478,989
3,015,000		0.125% due 12/15/23	2,989,208
5,940,000		0.125% due 2/15/24	5,879,208
4,100,000		0.250% due 3/15/24	4,064,926
11,029,000		0.250% due 5/15/24	10,913,971
2,930,000		0.750% due 11/15/24	2,925,079
3,900,000		0.250% due 5/31/25	3,805,852
3,060,000		0.250% due 6/30/25	2,983,380
375,000		0.250% due 9/30/25	364,395
2,840,000		0.250% due 10/31/25	2,755,133
1,920,000		0.375% due 11/30/25	1,869,150
620,000		0.375% due 12/31/25	603,071
945,000		0.375% due 1/31/26	918,016
4,214,000		0.500% due 2/28/26	4,112,271
9,280,000		0.750% due 3/31/26	9,146,962
20,346,000		0.750% due 4/30/26	20,039,221
8,427,000		0.750% due 5/31/26	8,295,382
20,000		0.875% due 6/30/26	19,787
1,430,000		0.625% due 7/31/26	1,397,546
5,892,000		0.750% due 8/31/26	5,789,350
11,055,000		0.875% due 9/30/26	10,919,835
24,250,000		1.125% due 10/31/26	24,231,055
25,075,000		1.250% due 11/30/26	25,203,314
44,300		0.625% due 12/31/27	42,609
7,910,000		0.750% due 1/31/28	7,657,251
223,000		1.125% due 2/29/28	220,927
3,600,000		1.250% due 4/30/28	3,586,359
2,920,000		1.250% due 5/31/28	2,907,681
1,590,000		1.250% due 6/30/28	1,581,677
3,110,000		1.000% due 7/31/28	3,042,030
3,145,000		1.125% due 8/31/28	3,099,176
6,320,000		1.250% due 9/30/28	6,277,044
896,000		1.375% due 10/31/28	897,190
1,660,000		1.625% due 5/15/31	1,692,552
2,441,000		1.250% due 8/15/31	2,402,287
14,562,000		1.375% due 11/15/31	14,475,538

		Total U.S. GOVERNMENT OBLIGATIONS	420,155,418

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $425,513,407)	430,098,311

CORPORATE BONDS & NOTES - 29.8%
Aerospace/Defense - 0.9%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
205,000	BBB	3.800% due 10/7/24(b)	218,746
776,000	BBB	3.850% due 12/15/25(b)	837,936
		Boeing Co. (The), Senior Unsecured Notes:
530,000	BBB-	1.433% due 2/4/24	530,074
990,000	BBB-	4.875% due 5/1/25	1,086,088
210,000	BBB-	2.196% due 2/4/26	209,731
50,000	BBB-	3.100% due 5/1/26	52,091
70,000	BBB-	2.700% due 2/1/27	71,430

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Aerospace/Defense - 0.9% - (continued)
$ 646,000	BBB-	2.800% due 3/1/27	$661,013
260,000	BBB-	3.200% due 3/1/29	269,008
250,000	BBB-	5.150% due 5/1/30	290,375
440,000	BBB-	3.250% due 2/1/35	440,371
40,000	BBB-	3.550% due 3/1/38	40,722
210,000	BBB-	5.705% due 5/1/40	267,582
140,000	BBB-	3.750% due 2/1/50	145,520
490,000	BBB-	5.805% due 5/1/50	665,746
10,000	BBB-	5.930% due 5/1/60	13,999
		General Dynamics Corp., Company Guaranteed Notes:
121,000	A-	3.500% due 4/1/27	131,890
607,000	A-	3.750% due 5/15/28	677,373
10,000	A-	4.250% due 4/1/40	12,230
70,000	A-	4.250% due 4/1/50	90,881
141,000	BBB	L3 Technologies Inc., Company Guaranteed Notes, 3.850% due 12/15/26	153,348
		L3 Harris Technologies Inc., Senior Unsecured Notes:
489,000	BBB	3.850% due 12/15/26	533,013
934,000	BBB	4.400% due 6/15/28	1,056,929
30,000	BBB	5.054% due 4/27/45	39,837
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	A-	3.100% due 1/15/23	30,737
170,000	A-	3.550% due 1/15/26	184,178
40,000	A-	4.500% due 5/15/36	49,187
60,000	A-	4.070% due 12/15/42	71,840
246,000	A-	3.800% due 3/1/45	287,169
		Northrop Grumman Corp., Senior Unsecured Notes:
251,000	BBB+	2.930% due 1/15/25	262,413
340,000	BBB+	3.250% due 1/15/28	363,946
29,000	BBB+	4.750% due 6/1/43	36,972
194,000	BBB+	4.030% due 10/15/47	233,666
291,000	BBB+	5.250% due 5/1/50	413,764
		Raytheon Co., Senior Unsecured Notes:
40,000	A-	7.200% due 8/15/27	50,637
24,000	A-	7.000% due 11/1/28	30,937
55,000	A-	4.200% due 12/15/44	64,498
		Raytheon Technologies Corp., Senior Unsecured Notes:
70,000	A-	3.150% due 12/15/24	73,530
120,000	A-	3.950% due 8/16/25	130,244
776,000	A-	4.125% due 11/16/28	872,913
140,000	A-	2.250% due 7/1/30	139,962
160,000	A-	4.500% due 6/1/42	197,365
387,000	A-	3.750% due 11/1/46	439,539
65,000	A-	2.820% due 9/1/51	63,643

		Total Aerospace/Defense	12,493,073

Agriculture -0.6%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	41,143
130,000	BBB	4.400% due 2/14/26	142,786
600,000	BBB	2.450% due 2/4/32	565,326
929,000	BBB	5.800% due 2/14/39	1,123,622
80,000	BBB	3.875% due 9/16/46	78,480
300,000	BBB	5.950% due 2/14/49	381,872
82,000	BBB	6.200% due 2/14/59	107,215

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Agriculture - 0.6% - (continued)
		BAT Capital Corp., Company Guaranteed Notes:
$ 332,000	BBB+	3.215% due 9/6/26	$345,274
500,000	BBB+	3.557% due 8/15/27	524,399
1,280,000	BBB+	4.540% due 8/15/47	1,345,110
150,000	BBB+	3.984% due 9/25/50	147,391
70,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 3.950% due 6/15/25(b)	75,167
150,000	A	Cargill Inc., Senior Unsecured Notes, 1.375% due 7/23/23(b)	151,660
		Imperial Brands Finance PLC, Company Guaranteed Notes:
205,000	BBB	3.500% due 2/11/23(b)	209,699
400,000	BBB	3.125% due 7/26/24(b)	415,109
205,000	BBB	3.500% due 7/26/26(b)	216,937
		Philip Morris International Inc., Senior Unsecured Notes:
110,000	A	2.500% due 11/2/22	111,775
100,000	A	1.125% due 5/1/23	100,673
100,000	A	2.100% due 5/1/30	98,564
60,000	A	4.500% due 3/20/42	69,173
961,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	1,169,897

		Total Agriculture	7,421,272

Airlines - 0.3%
47,398	A3(c)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(b)	48,951
37,713	A-	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	39,151
304,749	A-	American Airlines Class AA Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 3.575% due 1/15/28	319,153
44,072	A-	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	44,871
89,532	A	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/28	91,112
37,500	Baa1(c)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	39,722
107,599	B	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	106,331
72,546	B	American Airlines Class B Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 5.250% due 1/15/24	72,183
59,500	B	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(b)	58,309
646	B	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	628
46,662	Ba2(c)	American Airlines Class B Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 4.950% due 2/15/25	46,694
		Delta Air Lines Inc.:
970,000	BBB-	Senior Secured Notes, 7.000% due 5/1/25(b)	1,115,529
		Senior Unsecured Notes:
120,000	B+	3.625% due 3/15/22	120,155
50,000	B+	3.800% due 4/19/23	50,984
200,000	B+	2.900% due 10/28/24	201,760
210,000	B+	7.375% due 1/15/26	243,226
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
230,000	Baa1(c)	4.500% due 10/20/25(b)	241,149
120,000	Baa1(c)	4.750% due 10/20/28(b)	131,681
170,000	Baa3(c)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(b)	181,778
9,278	BB	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Pass-Thru Certificates, 7.041% due 4/1/22	9,412
95,743	Ba2(c)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(b)	104,827
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
31,846	A+	3.450% due 12/1/27	33,397
3,945	A2(c)	3.100% due 7/7/28	4,099
41,793	A3(c)	2.875% due 10/7/28	42,414
17,174	A2(c)	3.500% due 3/1/30	18,195
53,265	A2(c)	4.150% due 8/25/31	58,967
79,524	A2(c)	2.700% due 5/1/32	80,655
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
26,761	BB	4.750% due 4/11/22	26,984
39,576	BB	4.625% due 9/3/22	40,408

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Airlines - 0.3% - (continued)
$ 3,944	Ba1(c)	3.650% due 10/7/25	$3,952
80,216	Baa3(c)	3.500% due 5/1/28	79,849
790,000	BB-	United AirLines Inc., Senior Secured Notes, 4.625% due 4/15/29(b)	786,824

		Total Airlines	4,443,350

Apparel - 0.1%
		NIKE Inc., Senior Unsecured Notes:
40,000	AA-	2.400% due 3/27/25	41,673
70,000	AA-	2.750% due 3/27/27	74,233
140,000	AA-	2.850% due 3/27/30	149,112
100,000	AA-	3.250% due 3/27/40	110,191
220,000	AA-	3.375% due 3/27/50	252,773

		Total Apparel	627,982

Auto Manufacturers - 0.7%
		BMW US Capital LLC, Company Guaranteed Notes:
36,000	A	2.550% due 4/1/31(b)	36,994
45,000	A	1.950% due 8/12/31(b)	43,970
		Daimler Finance North America LLC, Company Guaranteed Notes:
340,000	A-	2.125% due 3/10/25(b)	348,388
300,000	A-	3.500% due 8/3/25(b)	322,158
		Ford Motor Co., Senior Unsecured Notes:
40,000	BB+	8.500% due 4/21/23	44,100
260,000	BB+	3.250% due 2/12/32	260,868
30,000	BB+	4.750% due 1/15/43	32,158
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
470,000	BB+	3.339% due 3/28/22	472,597
1,250,000	BB+	1.221% (3-Month USD-LIBOR + 1.080%) due 8/3/22(d)	1,248,836
460,000	BB+	2.900% due 2/16/28	453,181
200,000	BB+	5.113% due 5/3/29	221,710
200,000	BB+	4.000% due 11/13/30	210,411
		General Motors Co., Senior Unsecured Notes:
70,000	BBB	5.400% due 10/2/23	75,474
290,000	BBB	6.125% due 10/1/25	334,894
250,000	BBB	6.250% due 10/2/43	341,193
455,000	BBB	5.200% due 4/1/45	564,576
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
95,000	BBB	3.450% due 4/10/22	95,522
64,000	BBB	4.000% due 1/15/25	68,199
100,000	BBB	4.350% due 1/17/27	109,674
		Senior Unsecured Notes:
646,000	BBB	2.750% due 6/20/25	668,279
137,000	BBB	2.400% due 10/15/28	135,845
		Hyundai Capital America, Senior Unsecured Notes:
250,000	BBB+	3.950% due 2/1/22(b)	251,330
412,000	BBB+	2.375% due 2/10/23(b)	419,076
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	BBB+	3.000% due 8/29/22(b)	203,085
200,000	BBB+	3.750% due 3/5/23(b)	206,926
54,000	BBB-	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 2.750% due 3/9/28(b)	54,026
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
250,000	BBB-	3.043% due 9/15/23(b)	257,674
600,000	BBB-	3.522% due 9/17/25(b)	629,684
300,000	BBB-	4.345% due 9/17/27(b)	323,737

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Auto Manufacturers - 0.7% - (continued)
$ 245,000	BBB-	4.810% due 9/17/30(b)	$274,258
		Toyota Motor Credit Corp., Senior Unsecured Notes:
3,000	A+	3.450% due 9/20/23	3,145
257,000	A+	3.000% due 4/1/25	271,169

		Total Auto Manufacturers	8,983,137

Banks - 8.5%
150,000	BBB	Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa, Senior Unsecured Notes, 4.125% due 6/6/24(b)	156,582
200,000	BBB	Banco Nacional de Panama, Senior Unsecured Notes, 2.500% due 8/11/30(b)	186,814
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	207,768
400,000	A	2.706% due 6/27/24	415,079
600,000	A-	2.746% due 5/28/25	621,115
		Bank of America Corp.:
		Senior Unsecured Notes:
490,000	A-	4.125% due 1/22/24	522,431
902,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(d)	932,147
280,000	A-	4.000% due 4/1/24	298,538
210,000	A-	3.500% due 4/19/26	226,408
2,272,000	A-	1.319% (SOFR + 1.150%) due 6/19/26(d)	2,253,725
213,000	A-	1.197% (SOFR + 1.010%) due 10/24/26(d)	209,021
740,000	A-	1.658% (SOFR + 0.910%) due 3/11/27(d)	735,073
133,000	A-	1.734% (SOFR + 0.960%) due 7/22/27(d)	131,935
802,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(d)	870,453
50,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(d)	53,833
435,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(d)	464,212
934,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(d)	1,027,623
3,215,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(d)	3,175,948
1,302,000	A-	4.271% (3-Month USD-LIBOR + 1.310%) due 7/23/29(d)	1,461,534
875,000	A-	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(d)	968,340
488,000	A-	2.884% (3-Month USD-LIBOR + 1.190%) due 10/22/30(d)	506,214
268,000	A-	2.496% (3-Month USD-LIBOR + 0.990%) due 2/13/31(d)	268,630
1,268,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(d)	1,283,566
172,000	A-	1.898% (SOFR + 1.530%) due 7/23/31(d)	164,588
106,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(d)	101,256
690,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(d)	699,789
280,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(d)	281,962
575,000	A-	4.078% (3-Month USD-LIBOR + 1.320%) due 4/23/40(d)	665,677
240,000	A-	5.000% due 1/21/44	315,138
710,000	A-	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(d)	891,099
310,000	A-	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(d)	379,046
		Subordinated Notes:
600,000	BBB+	4.200% due 8/26/24	645,426
1,284,000	BBB+	4.000% due 1/22/25	1,374,963
383,000	BBB+	3.950% due 4/21/25	411,415
30,000	BBB+	7.250% due 10/15/25	35,867
196,000	BBB+	4.450% due 3/3/26	215,855
20,000	BBB+	4.250% due 10/22/26	22,073
		Bank of Montreal:
300,000	A-	Senior Unsecured Notes, 1.850% due 5/1/25	305,576
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(d)	53,845
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000	A	1.600% due 4/24/25	91,007
115,000	A	3.250% due 5/16/27	124,225

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Banks - 8.5% - (continued)
$ 24,000	A	3.400% due 1/29/28	$26,196
170,000	A-	Bank of Nova Scotia (The), Senior Unsecured Notes, 1.300% due 6/11/25	169,676
200,000	A	Barclays Bank PLC, Senior Unsecured Notes, 1.700% due 5/12/22	200,882
		Barclays PLC:
		Senior Unsecured Notes:
333,000	BBB	3.684% due 1/10/23	334,065
686,000	BBB	4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(d)	691,377
620,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(d)	711,482
995,000	BBB	2.667% (1-Year CMT Index + 1.200%) due 3/10/32(d)	986,269
		Subordinated Notes:
200,000	BB+	5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(d)	227,568
213,000	BB+	3.811% (1-Year CMT Index + 1.700%) due 3/10/42(d)	224,963
		BNP Paribas SA:
		Senior Unsecured Notes:
470,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(b)(d)	503,115
490,000	A-	2.819% (3-Month USD-LIBOR + 1.111%) due 11/19/25(b)(d)	506,197
220,000	A-	2.219% (SOFR + 2.074%) due 6/9/26(b)(d)	223,531
750,000	A-	4.400% due 8/14/28(b)	849,560
200,000	A-	2.871% (SOFR + 1.387%) due 4/19/32(b)(d)	202,270
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(b)(d)	218,038
434,000	A	BPCE SA, Senior Unsecured Notes, 2.700% due 10/1/29(b)	447,578
		CIT Group Inc., Senior Unsecured Notes:
90,000	BB+	4.750% due 2/16/24	95,123
40,000	BB+	5.250% due 3/7/25	43,694
		Citigroup Inc.:
220,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(d)(e)	234,509
		Senior Unsecured Notes:
180,000	BBB+	1.678% (SOFR + 1.667%) due 5/15/24(d)	182,044
120,000	BBB+	3.106% (SOFR + 2.842%) due 4/8/26(d)	125,915
2,575,000	BBB+	1.462% (SOFR + 0.770%) due 6/9/27(d)	2,526,549
100,000	BBB+	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(d)	110,857
210,000	BBB+	4.412% (SOFR + 3.914%) due 3/31/31(d)	239,679
70,000	BBB+	2.572% (SOFR + 2.107%) due 6/3/31(d)	70,439
520,000	BBB+	2.561% (SOFR + 1.167%) due 5/1/32(d)	522,649
314,000	BBB+	8.125% due 7/15/39	537,881
196,000	BBB+	4.650% due 7/30/45	251,746
70,000	BBB+	4.650% due 7/23/48	92,770
		Subordinated Notes:
890,000	BBB	4.400% due 6/10/25	968,583
250,000	BBB	5.500% due 9/13/25	283,212
890,000	BBB	4.300% due 11/20/26	982,355
30,000	BBB	6.625% due 6/15/32	40,262
100,000	BBB	6.675% due 9/13/43	152,662
286,000	BBB	5.300% due 5/6/44	376,299
30,000	BBB	4.750% due 5/18/46	37,642
142,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	149,417
58,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(b)	72,242
		Cooperatieve Rabobank UA, Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	332,005
990,000	BBB+	4.375% due 8/4/25	1,081,390
500,000	A-	Credit Agricole SA, Senior Unsecured Notes, 1.907% (SOFR + 1.676%) due 6/16/26(b)(d)	502,589
		Credit Suisse AG, Senior Unsecured Notes:
250,000	A+	2.950% due 4/9/25	262,925

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Banks - 8.5% - (continued)
$ 1,025,000	A+	1.250% due 8/7/26	$1,000,863
		Credit Suisse Group AG, Senior Unsecured Notes:
340,000	BBB+	2.593% (SOFR + 1.560%) due 9/11/25(b)(d)	347,979
320,000	BBB+	4.550% due 4/17/26	354,098
835,000	BBB+	2.193% (SOFR + 2.044%) due 6/5/26(b)(d)	843,556
900,000	BBB+	1.305% (SOFR + 0.980%) due 2/2/27(b)(d)	872,044
65,000	BBB+	4.282% due 1/9/28(b)	70,973
250,000	BBB+	4.194% (SOFR + 3.730%) due 4/1/31(b)(d)	274,935
1,101,000	BBB+	3.091% (SOFR + 1.730%) due 5/14/32(b)(d)	1,119,319
		Danske Bank AS, Senior Unsecured Notes:
200,000	BBB+	5.000% due 1/12/22(b)	200,995
327,000	BBB+	5.000% (1-Year CMT Index + 1.730%) due 1/12/23(b)(d)	328,462
200,000	BBB+	3.875% due 9/12/23(b)	209,358
1,220,000	BBB+	5.375% due 1/12/24(b)	1,319,400
944,000	A	1.226% due 6/22/24(b)	946,710
240,000	BBB+	3.244% (3-Month USD-LIBOR + 1.591%) due 12/20/25(b)(d)	250,129
315,000	A	1.549% (1-Year CMT Index + 0.730%) due 9/10/27(b)(d)	308,715
		Deutsche Bank AG, Senior Unsecured Notes:
474,000	BBB-	1.447% (SOFR + 1.131%) due 4/1/25(d)	472,683
38,000	BBB-	4.100% due 1/13/26	41,122
846,000	A-	1.686% due 3/19/26	844,985
188,000	BBB-	2.129% (SOFR + 1.870%) due 11/24/26(d)	188,645
645,000	A	DNB Bank ASA, Senior Unsecured Notes, 1.127% (1-Year CMT Index + 0.850%) due 9/16/26(b)(d)	633,957
11,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(d)(e)	10,752
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
130,000	BBB+	3.200% due 2/23/23	133,628
640,000	BBB+	0.925% (SOFR + 0.486%) due 10/21/24(d)	637,638
2,320,000	BBB+	3.500% due 4/1/25	2,462,900
437,000	BBB+	3.750% due 5/22/25	467,428
163,000	BBB+	0.855% (SOFR + 0.609%) due 2/12/26(d)	159,622
150,000	BBB+	1.326% (3-Month USD-LIBOR + 1.170%) due 5/15/26(d)	152,812
556,000	BBB+	3.500% due 11/16/26	593,471
220,000	BBB+	1.093% (SOFR + 0.789%) due 12/9/26(d)	214,129
685,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(d)	672,256
1,240,000	BBB+	1.542% (SOFR + 0.818%) due 9/10/27(d)	1,215,656
620,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(d)	675,918
1,330,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(d)	1,479,871
520,000	BBB+	2.615% (SOFR + 1.281%) due 4/22/32(d)	521,373
95,000	BBB+	4.017% (3-Month USD-LIBOR + 1.373%) due 10/31/38(d)	108,682
11,000	BBB+	4.411% (3-Month USD-LIBOR + 1.430%) due 4/23/39(d)	13,155
630,000	BBB+	6.250% due 2/1/41	917,329
110,000	BBB+	3.210% (SOFR + 1.513%) due 4/22/42(d)	114,700
500,000	BBB+	2.908% (SOFR + 1.472%) due 7/21/42(d)	499,011
100,000	BBB+	4.750% due 10/21/45	130,477
		Subordinated Notes:
600,000	BBB-	4.250% due 10/21/25	653,273
460,000	BBB-	6.750% due 10/1/37	648,695
290,000	BBB-	5.150% due 5/22/45	380,785
		HSBC Holdings PLC:
		Senior Unsecured Notes:
200,000	A-	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(d)	201,434
105,000	A-	4.292% (3-Month USD-LIBOR + 1.348%) due 9/12/26(d)	113,820

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Banks - 8.5% - (continued)
$ 715,000	A-	1.589% (SOFR + 1.290%) due 5/24/27(d)	$699,307
893,000	A-	2.251% (SOFR + 1.100%) due 11/22/27(d)	895,399
438,000	A-	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(d)	491,155
2,070,000	A-	2.206% (SOFR + 1.285%) due 8/17/29(d)	2,027,380
420,000	A-	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(d)	460,156
255,000	A-	2.804% (SOFR + 1.187%) due 5/24/32(d)	255,218
190,000	BBB	Subordinated Notes, 6.500% due 9/15/37	263,444
200,000	A-	ING Groep NV, Senior Unsecured Notes, 1.726% (SOFR + 1.005%) due 4/1/27(d)	199,374
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
200,000	BBB	3.125% due 7/14/22(b)	202,881
200,000	BBB	3.375% due 1/12/23(b)	205,212
200,000	BB+	Subordinated Notes, 5.017% due 6/26/24(b)	213,917
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
460,000	A-	1.514% (SOFR + 1.455%) due 6/1/24(d)	463,956
430,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(d)	454,746
795,000	A-	0.969% (SOFR + 0.580%) due 6/23/25(d)	789,759
972,000	A-	2.005% (SOFR + 1.585%) due 3/13/26(d)	985,961
280,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(d)	284,997
644,000	A-	3.960% (3-Month USD-LIBOR + 1.245%) due 1/29/27(d)	699,906
2,037,000	A-	1.578% (SOFR + 0.885%) due 4/22/27(d)	2,014,803
992,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(d)	1,076,367
798,000	A-	2.182% (SOFR + 1.890%) due 6/1/28(d)	800,773
846,000	A-	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(d)	935,153
40,000	A-	2.069% (SOFR + 1.015%) due 6/1/29(d)	39,549
480,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(d)	537,085
697,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(d)	792,864
147,000	A-	3.702% (3-Month USD-LIBOR + 1.160%) due 5/6/30(d)	160,316
194,000	A-	2.739% (SOFR + 1.510%) due 10/15/30(d)	199,440
150,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(d)	151,492
615,000	A-	2.580% (SOFR + 1.250%) due 4/22/32(d)	620,946
146,000	A-	5.600% due 7/15/41	205,011
38,000	A-	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(d)	47,259
199,000	A-	4.032% (3-Month USD-LIBOR + 1.460%) due 7/24/48(d)	238,683
392,000	A-	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(d)	466,417
49,000	A-	3.897% (3-Month USD-LIBOR + 1.220%) due 1/23/49(d)	57,807
50,000	A-	3.109% (SOFR + 2.440%) due 4/22/51(d)	52,862
		Subordinated Notes:
270,000	BBB+	3.875% due 9/10/24	288,654
210,000	BBB+	4.250% due 10/1/27	234,865
490,000	BBB+	4.950% due 6/1/45	651,562
189,000	BBB+	KeyCorp, Senior Unsecured Notes, 2.250% due 4/6/27	193,414
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
1,295,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(d)	1,319,242
400,000	BBB+	3.900% due 3/12/24	424,823
273,000	BBB+	3.750% due 1/11/27	295,707
350,000	BBB+	1.627% (1-Year CMT Index + 0.850%) due 5/11/27(d)	344,764
468,000	BBB+	4.375% due 3/22/28	525,947
200,000	BBB+	4.550% due 8/16/28	229,363
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	268,854
		Macquarie Group Ltd., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Banks - 8.5% - (continued)
$ 540,000	BBB+	1.201% (SOFR + 0.694%) due 10/14/25(b)(d)	$536,401
540,000	BBB+	1.340% (SOFR + 1.069%) due 1/12/27(b)(d)	528,751
		Mizuho Financial Group Inc., Senior Unsecured Notes:
738,000	A-	2.839% (SOFR + 1.242%) due 7/16/25(d)	766,199
536,000	A-	2.226% (3-Month USD-LIBOR + 0.830%) due 5/25/26(d)	545,517
200,000	A-	2.201% (SOFR + 1.772%) due 7/10/31(d)	196,026
945,000	A-	1.979% (SOFR + 1.532%) due 9/8/31(d)	910,744
200,000	A-	2.260% (1-Year CMT Index + 0.900%) due 7/9/32(d)	196,965
250,000	AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(b)	252,309
		NatWest Group PLC, Senior Unsecured Notes:
200,000	BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(d)	210,617
990,000	BBB	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(d)	1,054,148
400,000	BBB	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(d)	466,382
33,000	A+	Northern Trust Corp., Senior Unsecured Notes, 3.150% due 5/3/29	35,794
		Royal Bank of Canada, Senior Unsecured Notes:
260,000	A	1.600% due 4/17/23	263,530
160,000	A	1.150% due 6/10/25	158,744
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	32,580
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(d)	192,604
760,000	BBB	1.089% (SOFR + 0.787%) due 3/15/25(d)	753,895
666,000	BBB	1.532% (1-Year CMT Index + 1.250%) due 8/21/26(d)	658,090
1,075,000	BBB	1.673% (SOFR + 0.989%) due 6/14/27(d)	1,057,160
200,000	BBB	3.823% (3-Month USD-LIBOR + 1.400%) due 11/3/28(d)	214,924
535,000	BBB-	Santander UK PLC, Subordinated Notes, 5.000% due 11/7/23(b)	573,707
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
96,000	A-	3.544% due 1/17/28	104,661
200,000	A-	3.040% due 7/16/29	210,094
200,000	A-	2.750% due 1/15/30	206,608
200,000	A+	Swedbank AB, Senior Unsecured Notes, 1.300% due 6/2/23(b)	201,912
96,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	97,567
		Toronto-Dominion Bank (The), Senior Unsecured Notes:
310,000	A	0.750% due 6/12/23	310,501
150,000	A	1.150% due 6/12/25	149,241
290,000	A+	UBS AG, Senior Unsecured Notes, 1.750% due 4/21/22(b)	291,259
		UBS Group AG:
1,070,000	BB	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(b)(d)(e)	1,146,211
		Senior Unsecured Notes:
260,000	A-	2.650% due 2/1/22(b)	260,989
650,000	A-	3.491% due 5/23/23(b)	658,681
200,000	A-	2.859% (3-Month USD-LIBOR + 0.954%) due 8/15/23(b)(d)	202,953
759,000	A-	1.494% (1-Year CMT Index + 0.850%) due 8/10/27(b)(d)	743,097
580,000	BBB-	UniCredit SpA, Senior Unsecured Notes, 6.572% due 1/14/22(b)	583,762
		US Bancorp:
350,000	A+	Senior Unsecured Notes, 1.450% due 5/12/25	352,926
56,000	A-	Subordinated Notes, 3.100% due 4/27/26	59,514
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(d)(e)	54,500
		Senior Unsecured Notes:
270,000	BBB+	3.750% due 1/24/24	284,805
300,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(d)	306,847
260,000	BBB+	3.000% due 10/23/26	273,932
3,259,000	BBB+	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(d)	3,513,151

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Banks - 8.5% - (continued)
$ 916,000	BBB+	4.150% due 1/24/29	$1,024,111
1,234,000	BBB+	2.879% (SOFR + 1.432%) due 10/30/30(d)	1,281,097
100,000	BBB+	4.478% (SOFR + 4.032%) due 4/4/31(d)	115,604
372,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(d)	383,205
1,990,000	BBB+	5.013% (SOFR + 4.502%) due 4/4/51(d)	2,768,593
		Subordinated Notes:
330,000	BBB	3.450% due 2/13/23	340,461
169,000	BBB	4.480% due 1/16/24	180,626
230,000	BBB	5.375% due 11/2/43	304,969
110,000	BBB	5.606% due 1/15/44	148,764
280,000	BBB	4.650% due 11/4/44	343,254
450,000	BBB	4.900% due 11/17/45	575,070
40,000	BBB	4.400% due 6/14/46	48,060
160,000	BBB	4.750% due 12/7/46	203,049

		Total Banks	114,463,695

Beverages - 0.6%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	BBB+	3.650% due 2/1/26	366,690
1,202,000	BBB+	4.700% due 2/1/36	1,450,426
1,115,000	BBB+	4.900% due 2/1/46	1,415,279
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
140,000	BBB+	4.000% due 4/13/28	156,862
226,000	BBB+	4.750% due 1/23/29	263,773
260,000	BBB+	3.500% due 6/1/30	284,755
160,000	BBB+	4.350% due 6/1/40	190,393
36,000	BBB+	4.600% due 4/15/48	44,126
43,000	BBB+	4.439% due 10/6/48	52,264
270,000	BBB+	5.550% due 1/23/49	375,902
525,000	BBB+	4.500% due 6/1/50	651,838
2,000	BBB+	4.750% due 4/15/58	2,546
		Bacardi Ltd., Company Guaranteed Notes:
405,000	BBB-	4.450% due 5/15/25(b)	440,869
140,000	BBB-	5.300% due 5/15/48(b)	187,214
		Coca-Cola Co. (The), Senior Unsecured Notes:
110,000	A+	3.375% due 3/25/27	119,408
160,000	A+	1.450% due 6/1/27	158,742
74,000	A+	2.125% due 9/6/29	75,361
179,000	A+	3.450% due 3/25/30	199,642
41,000	A+	2.000% due 3/5/31	40,835
74,000	A+	2.250% due 1/5/32	74,865
10,000	A+	2.500% due 6/1/40	9,948
60,000	A+	2.600% due 6/1/50	60,269
114,000	BBB	Keurig Dr Pepper Inc., Company Guaranteed Notes, 3.200% due 5/1/30	121,264
		PepsiCo Inc., Senior Unsecured Notes:
180,000	A+	0.750% due 5/1/23	180,779
20,000	A+	2.625% due 3/19/27	21,096
150,000	A+	1.625% due 5/1/30	145,993
60,000	A+	2.875% due 10/15/49	63,560
355,000	BBB	Suntory Holdings Ltd., Senior Unsecured Notes, 2.250% due 10/16/24(b)	363,807

		Total Beverages	7,518,506

Biotechnology - 0.1%
		Amgen Inc., Senior Unsecured Notes:
70,000	A-	3.625% due 5/22/24	73,915

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Biotechnology - 0.1% - (continued)
$ 92,000	A-	2.800% due 8/15/41	$89,875
156,000	A-	4.400% due 5/1/45	187,239
33,000	A-	4.663% due 6/15/51	42,418
125,000	A-	Biogen Inc., Senior Unsecured Notes, 3.150% due 5/1/50	123,565
65,000	A+	Celgene Corp., Senior Unsecured Notes, 3.900% due 2/20/28	69,429
		Gilead Sciences Inc., Senior Unsecured Notes:
160,000	BBB+	3.700% due 4/1/24	168,578
60,000	BBB+	3.650% due 3/1/26	64,753
218,000	BBB+	4.800% due 4/1/44	276,281
130,000	BBB+	4.750% due 3/1/46	165,482

		Total Biotechnology	1,261,535

Building Materials - 0.0%
178,000	BBB	Carrier Global Corp., Senior Unsecured Notes, 2.242% due 2/15/25	182,134

Chemicals - 0.3%
80,000	A	Air Products & Chemicals Inc., Senior Unsecured Notes, 2.800% due 5/15/50	82,789
58,000	BBB	Dow Chemical Co., Senior Unsecured Notes, 5.550% due 11/30/48	82,756
479,000	BBB+	DuPont de Nemours Inc., Senior Unsecured Notes, 4.493% due 11/15/25	530,378
4,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 4.500% due 12/1/28	4,600
84,000	A-	Ecolab Inc., Senior Unsecured Notes, 2.750% due 8/18/55(b)	84,832
200,000	BBB	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26(b)	217,237
841,000	BBB	International Flavors & Fragrances Inc., Senior Unsecured Notes, 2.300% due 11/1/30(b)	829,823
87,000	BBB	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 5/1/50	100,932
200,000	BBB	MEGlobal Canada ULC, Company Guaranteed Notes, 5.875% due 5/18/30(b)	241,775
30,000	BBB	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	32,475
		OCP SA, Senior Unsecured Notes:
200,000	BB+	4.500% due 10/22/25(b)	211,050
200,000	BB+	3.750% due 6/23/31(b)	193,380
200,000	BB+	5.125% due 6/23/51(b)	189,045
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
270,000	BBB-	1.875% due 5/11/26(b)	264,425
260,000	BBB-	2.875% due 5/11/31(b)	253,937
34,000	BBB	Sherwin-Williams Co. (The), Senior Unsecured Notes, 4.500% due 6/1/47	42,699
84,000	BBB	Westlake Chemical Corp., Senior Unsecured Notes, 3.375% due 8/15/61	82,849

		Total Chemicals	3,444,982

Commercial Services - 0.3%
110,000	A-	Cintas Corp. No 2, Company Guaranteed Notes, 3.700% due 4/1/27	120,262
		Global Payments Inc., Senior Unsecured Notes:
522,000	BBB-	3.200% due 8/15/29	541,140
127,000	BBB-	2.900% due 5/15/30	128,728
		IHS Markit Ltd.:
		Company Guaranteed Notes:
584,000	Ba1(c)	5.000% due 11/1/22(b)	601,903
112,000	Ba1(c)	4.750% due 2/15/25(b)	122,432
28,000	Ba1(c)	4.000% due 3/1/26(b)	30,488
450,000	Ba1(c)	Senior Unsecured Notes, 4.750% due 8/1/28	521,676
39,000	BBB+	Moody’s Corp., Senior Unsecured Notes, 3.250% due 1/15/28	42,288
		PayPal Holdings Inc., Senior Unsecured Notes:
130,000	A-	1.350% due 6/1/23	131,457
140,000	A-	1.650% due 6/1/25	141,525
100,000	A-	2.300% due 6/1/30	101,689
		RELX Capital Inc., Company Guaranteed Notes:
305,000	BBB+	3.500% due 3/16/23	315,046
59,000	BBB+	4.000% due 3/18/29	65,661

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Commercial Services - 0.3% - (continued)
$ 447,000	BBB+	3.000% due 5/22/30	$471,399
20,000	BBB-	United Rentals North America Inc., Secured Notes, 3.875% due 11/15/27	20,774

		Total Commercial Services	3,356,468

Computers - 0.4%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	307,425
290,000	AA+	1.125% due 5/11/25	289,719
280,000	AA+	2.450% due 8/4/26	291,948
550,000	AA+	3.350% due 2/9/27	596,616
360,000	AA+	2.900% due 9/12/27	383,094
55,000	AA+	3.850% due 5/4/43	65,401
272,000	AA+	3.750% due 11/13/47	324,628
75,000	BBB	Dell International LLC/EMC Corp., Senior Unsecured Notes, 8.350% due 7/15/46	125,344
		International Business Machines Corp., Senior Unsecured Notes:
680,000	A-	3.000% due 5/15/24	712,050
138,000	A-	3.300% due 5/15/26	147,924
101,000	A-	3.300% due 1/27/27	108,666
100,000	A-	4.150% due 5/15/39	116,980
121,000	A-	2.850% due 5/15/40	119,942
100,000	A-	4.250% due 5/15/49	123,717
800,000	BBB-	Leidos Inc., Company Guaranteed Notes, 4.375% due 5/15/30	891,833
71,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29	72,864

		Total Computers	4,678,151

Cosmetics/Personal Care - 0.0%
		Procter & Gamble Co. (The), Senior Unsecured Notes:
30,000	AA-	2.800% due 3/25/27	31,916
80,000	AA-	3.000% due 3/25/30	87,150

		Total Cosmetics/Personal Care	119,066

Diversified Financial Services - 0.7%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
290,000	BBB	3.950% due 2/1/22	290,768
280,000	BBB	4.875% due 1/16/24	299,515
190,000	BBB	3.150% due 2/15/24	196,382
350,000	BBB	3.500% due 1/15/25	366,221
150,000	BBB	4.450% due 4/3/26	163,062
1,220,000	BBB	2.450% due 10/29/26	1,224,256
190,000	BBB	3.000% due 10/29/28	191,364
190,000	Baa3(c)	3.300% due 1/30/32	191,429
		Air Lease Corp., Senior Unsecured Notes:
460,000	BBB	3.500% due 1/15/22	461,661
495,000	BBB	3.250% due 3/1/25	516,210
200,000	BBB	3.375% due 7/1/25	209,887
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
75,000	BBB-	5.250% due 5/15/24(b)	80,770
500,000	BBB-	2.875% due 2/15/25(b)	511,090
663,000	BBB-	2.528% due 11/18/27(b)	647,399
236,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 3.800% due 1/31/28	258,601
100,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	112,061
255,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 4.500% due 1/30/26	280,212
298,000	A-	Intercontinental Exchange Inc., Senior Unsecured Notes, 2.100% due 6/15/30	293,310
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(b)	40,061
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/18/17#(f)(g)(h)	—
535,000	A	LSEGA Financing PLC, Company Guaranteed Notes, 2.000% due 4/6/28(b)	530,611

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Diversified Financial Services - 0.7% - (continued)
$ 30,000	A+	Mastercard Inc., Senior Unsecured Notes, 3.850% due 3/26/50	$36,340
		Nomura Holdings Inc., Senior Unsecured Notes:
230,000	BBB+	3.103% due 1/16/30	238,313
200,000	BBB+	2.608% due 7/14/31	197,277
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
9,000	BBB-	5.250% due 8/15/22(b)	9,234
60,000	BBB-	5.500% due 2/15/24(b)	64,664
220,000	BBB+	Raymond James Financial Inc., Senior Unsecured Notes, 4.950% due 7/15/46	289,558
		Synchrony Financial, Senior Unsecured Notes:
6,000	BBB-	4.500% due 7/23/25	6,520
265,000	BBB-	3.700% due 8/4/26	282,917
150,000	AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(b)	151,754
		Visa Inc., Senior Unsecured Notes:
420,000	AA-	3.150% due 12/14/25	449,861
110,000	AA-	2.050% due 4/15/30	111,127
103,000	AA-	4.150% due 12/14/35	123,231
310,000	AA-	4.300% due 12/14/45	394,314

		Total Diversified Financial Services	9,219,980

Electric - 1.1%
		AEP Texas Inc., Senior Unsecured Notes:
50,000	A-	2.400% due 10/1/22	50,665
82,000	A-	3.450% due 1/15/50	86,150
191,000	A-	3.450% due 5/15/51	200,603
		AEP Transmission Co. LLC, Senior Unsecured Notes:
505,000	A-	3.750% due 12/1/47	583,967
120,000	A-	2.750% due 8/15/51	117,755
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	21,715
64,000	A-	3.700% due 12/1/47	72,360
60,000	A-	3.450% due 10/1/49	65,054
161,000	A	Ameren Illinois Co., 1st Mortgage Notes, 3.250% due 3/15/50	175,738
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000	A	3.500% due 8/15/46	6,644
150,000	A	3.750% due 8/15/47	174,642
130,000	A	3.200% due 9/15/49	138,865
67,000	A	2.900% due 6/15/50	68,021
		CenterPoint Energy Houston Electric LLC:
146,000	A	1st Mortgage Notes, 3.350% due 4/1/51	164,262
15,000	A	General Refiinance Mortgage, 3.950% due 3/1/48	18,176
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000	A-	3.350% due 4/1/30	64,787
40,000	A-	3.950% due 4/1/50	46,768
		Consumers Energy Co., 1st Mortgage Notes:
256,000	A	3.500% due 8/1/51	293,061
91,000	A	2.650% due 8/15/52	90,069
		DTE Electric Co., General Refiinance Mortgage:
30,000	A	4.050% due 5/15/48	36,381
250,000	A	3.950% due 3/1/49	302,558
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
22,000	A	3.950% due 11/15/28	24,587
500,000	A	4.250% due 12/15/41	585,627
205,000	A	3.200% due 8/15/49	218,508
500,000	BBB	Duke Energy Corp., Senior Unsecured Notes, 2.550% due 6/15/31	498,216

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Electric - 1.1% - (continued)
		Duke Energy Florida LLC, 1st Mortgage Notes:
$ 334,000	A	2.500% due 12/1/29	$341,884
504,000	A	1.750% due 6/15/30	480,895
24,000	A	4.200% due 7/15/48	29,334
335,000	A	Duke Energy Ohio Inc., 1st Mortgage Notes, 3.650% due 2/1/29	364,777
		Duke Energy Progress LLC, 1st Mortgage Notes:
130,000	A	3.450% due 3/15/29	140,120
162,000	A	4.100% due 5/15/42	187,098
48,000	A	4.100% due 3/15/43	55,947
67,000	A	2.900% due 8/15/51	67,861
		Edison International, Senior Unsecured Notes:
91,000	BBB-	4.950% due 4/15/25	99,267
72,000	BBB-	5.750% due 6/15/27	82,283
87,000	A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	95,208
		Entergy Louisiana LLC:
		1st Mortgage Notes:
168,000	A	1.600% due 12/15/30	158,290
50,000	A	2.350% due 6/15/32	49,806
60,000	A	2.900% due 3/15/51	60,509
47,000	A	Collateral Trust, 3.050% due 6/1/31	49,920
125,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	133,109
		Exelon Corp., Senior Unsecured Notes:
143,000	BBB	5.625% due 6/15/35	183,749
143,000	BBB	4.700% due 4/15/50	184,488
		FirstEnergy Corp., Senior Unsecured Notes:
60,000	BB+	1.600% due 1/15/26	58,164
310,000	BB+	4.400% due 7/15/27	331,898
550,000	BB+	7.375% due 11/15/31	732,875
		Florida Power & Light Co., 1st Mortgage Notes:
453,000	A+	3.950% due 3/1/48	555,823
30,000	A+	2.875% due 12/4/51	31,230
400,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	416,333
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(b)	745,793
200,000	Baa3(c)	Kallpa Generacion SA, Company Guaranteed Notes, 4.125% due 8/16/27(b)	207,399
		MidAmerican Energy Co., 1st Mortgage Notes:
255,000	A+	3.100% due 5/1/27	272,871
100,000	A+	3.650% due 4/15/29	110,544
100,000	A+	3.150% due 4/15/50	107,194
		Northern States Power Co., 1st Mortgage Notes:
114,000	A	2.900% due 3/1/50	117,157
85,000	A	2.600% due 6/1/51	84,127
50,000	A	3.200% due 4/1/52	55,397
		NRG Energy Inc., Senior Secured Notes:
155,000	BBB-	2.450% due 12/2/27(b)	153,720
122,000	BBB-	4.450% due 6/15/29(b)	133,000
		Ohio Power Co., Senior Unsecured Notes:
29,000	A-	4.000% due 6/1/49	34,474
118,000	A-	2.900% due 10/1/51	117,987
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
168,000	A+	3.700% due 11/15/28	187,607
98,000	A+	3.100% due 9/15/49	105,536
		Pacific Gas & Electric Co., 1st Mortgage Notes:
14,000	BBB-	2.500% due 2/1/31	13,398

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Electric - 1.1% - (continued)
$ 171,000	BBB-	4.950% due 7/1/50	$192,375
148,000	A	PECO Energy Co., 1st Mortgage Notes, 3.050% due 3/15/51	156,604
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	530,574
		Public Service Electric & Gas Co., 1st Mortgage Notes:
23,000	A	3.000% due 5/15/27	24,406
199,000	A	3.200% due 5/15/29	216,475
		Southern California Edison Co., 1st Mortgage Notes:
3,214	A-	1.845% due 2/1/22	3,218
486,000	A-	3.700% due 8/1/25	521,850
206,000	A-	1.200% due 2/1/26	201,950
97,000	A-	4.200% due 3/1/29	109,417
134,000	A	Southwestern Public Services Co., 1st Mortgage Notes, 3.150% due 5/1/50	141,808
115,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 3.625% due 6/15/50	131,696
800,000	A-	Tucson Electric Power Co., Senior Unsecured Notes, 3.850% due 3/15/23	823,191
		Virginia Electric & Power Co., Senior Unsecured Notes:
33,000	BBB+	6.000% due 1/15/36	45,282
68,000	BBB+	6.000% due 5/15/37	94,785
55,000	BBB+	4.650% due 8/15/43	70,149
94,000	BBB+	4.200% due 5/15/45	114,737
		Vistra Operations Co. LLC, Senior Secured Notes:
92,000	BBB-	3.700% due 1/30/27(b)	96,159
323,000	BBB-	4.300% due 7/15/29(b)	346,309

		Total Electric	15,263,236

Electronics - 0.0%
190,000	BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	188,441
		Honeywell International Inc., Senior Unsecured Notes:
110,000	A	1.350% due 6/1/25	110,583
28,000	A	3.812% due 11/21/47	34,148

		Total Electronics	333,172

Engineering & Construction - 0.0%
87,000	B-	Artera Services LLC, Senior Secured Notes, 9.033% due 12/4/25(b)	87,642

Environmental Control - 0.0%
		Republic Services Inc., Senior Unsecured Notes:
130,000	BBB+	2.500% due 8/15/24	134,309
219,000	BBB+	3.375% due 11/15/27	235,032
98,000	A-	Waste Management Inc., Company Guaranteed Notes, 2.000% due 6/1/29	97,447
109,000	B-	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(b)	108,147

		Total Environmental Control	574,935

Food - 0.3%
200,000	BBB	Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.000% due 9/6/49(b)	220,525
50,000	A	Hershey Co. (The), Senior Unsecured Notes, 0.900% due 6/1/25	49,478
		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.:
165,000	BB+	Company Guaranteed Notes, 3.000% due 5/15/32(b)	163,410
275,000	BB+	Senior Unsecured Notes, 5.500% due 1/15/30(b)	295,479
		Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000	BB+	3.000% due 6/1/26	10,428
40,000	BB+	4.250% due 3/1/31	45,794
10,000	BB+	6.750% due 3/15/32	13,542
40,000	BB+	5.000% due 7/15/35	49,630
30,000	BB+	6.875% due 1/26/39	43,993
10,000	BB+	7.125% due 8/1/39(b)	15,035
10,000	BB+	4.625% due 10/1/39	11,706
445,000	BB+	5.000% due 6/4/42	544,685

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Food - 0.3% - (continued)
$ 150,000	BB+	5.200% due 7/15/45	$191,458
678,000	BB+	4.375% due 6/1/46	786,263
80,000	BB+	5.500% due 6/1/50	108,716
		Mars Inc., Company Guaranteed Notes:
110,000	A	2.700% due 4/1/25(b)	115,018
350,000	A	3.200% due 4/1/30(b)	376,231
		Mondelez International Inc., Senior Unsecured Notes:
330,000	BBB	1.500% due 5/4/25	330,847
95,000	BBB	2.750% due 4/13/30	98,585
325,000	B+	Post Holdings Inc., Senior Unsecured Notes, 4.500% due 9/15/31(b)	313,415
285,000	BBB+	Tyson Foods Inc., Senior Unsecured Notes, 3.900% due 9/28/23	299,821

		Total Food	4,084,059

Forest Products & Paper - 0.1%
200,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.200% due 1/29/30(b)	211,000
65,000	BBB-	Fibria Overseas Finance Ltd., Company Guaranteed Notes, 5.500% due 1/17/27	71,532
		Georgia-Pacific LLC, Senior Unsecured Notes:
175,000	A+	3.600% due 3/1/25(b)	186,461
236,000	A+	0.950% due 5/15/26(b)	228,613
52,000	BBB	International Paper Co., Senior Unsecured Notes, 4.800% due 6/15/44	67,368
		Suzano Austria GmbH, Company Guaranteed Notes:
453,000	BBB-	3.750% due 1/15/31	445,476
170,000	BBB-	3.125% due 1/15/32	158,725

		Total Forest Products & Paper	1,369,175

Gas - 0.1%
82,000	A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	96,811
244,000	BBB+	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 1.750% due 10/1/30	229,676
123,000	BBB+	Piedmont Natural Gas Co., Inc., Senior Unsecured Notes, 3.500% due 6/1/29	132,511
250,000	BBB+	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	298,683

		Total Gas	757,681

Healthcare - Products - 0.1%
		Abbott Laboratories, Senior Unsecured Notes:
164,000	A+	3.750% due 11/30/26	180,968
70,000	A+	4.750% due 11/30/36	89,945
150,000	A+	4.900% due 11/30/46	209,030
24,000	BBB	Boston Scientific Corp., Senior Unsecured Notes, 2.650% due 6/1/30	24,456
61,000	A	Medtronic Inc., Company Guaranteed Notes, 3.500% due 3/15/25	65,311
13,000	WR(c)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	16,036
403,000	BBB+	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.497% due 3/25/30	479,642

		Total Healthcare - Products	1,065,388

Healthcare - Services - 0.9%
		Aetna Inc., Senior Unsecured Notes:
40,000	BBB	2.800% due 6/15/23	41,065
48,000	BBB	6.625% due 6/15/36	67,831
		Anthem Inc., Senior Unsecured Notes:
1,120,000	A	3.650% due 12/1/27	1,221,541
248,000	A	4.550% due 3/1/48	312,886
33,000	A	4.850% due 8/15/54	43,104
		Centene Corp., Senior Unsecured Notes:
30,000	BBB-	4.625% due 12/15/29	32,029
30,000	BBB-	3.375% due 2/15/30	30,253
1,050,000	BBB-	3.000% due 10/15/30	1,049,672
		CommonSpirit Health:
30,000	A-	Secured Notes, 4.350% due 11/1/42	35,071

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Healthcare - Services - 0.9% - (continued)
		Senior Secured Notes:
$ 205,000	A-	3.347% due 10/1/29	$218,949
190,000	A-	2.782% due 10/1/30	195,454
95,000	A-	3.910% due 10/1/50	109,757
355,000	BBB	Fresenius Medical Care US Finance III Inc., Company Guaranteed Notes, 1.875% due 12/1/26(b)	351,620
		HCA Inc., Senior Secured Notes:
598,000	BBB-	5.000% due 3/15/24	645,817
1,059,000	BBB-	5.250% due 4/15/25	1,178,375
152,000	BBB-	5.250% due 6/15/26	171,095
76,000	BBB-	4.500% due 2/15/27	83,716
1,429,000	BBB-	4.125% due 6/15/29	1,574,578
160,000	BBB-	5.500% due 6/15/47	211,208
390,000	BBB-	5.250% due 6/15/49	506,759
		Humana Inc., Senior Unsecured Notes:
280,000	BBB+	3.150% due 12/1/22	285,508
201,000	BBB+	4.500% due 4/1/25	219,988
128,000	BBB+	1.350% due 2/3/27	124,321
30,000	BBB+	3.950% due 3/15/27	32,812
70,000	BBB+	4.625% due 12/1/42	86,715
40,000	BBB+	4.950% due 10/1/44	52,047
35,000	BBB+	3.950% due 8/15/49	40,896
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	535,513
		Molina Healthcare Inc., Senior Unsecured Notes:
255,000	BB-	5.375% due 11/15/22	263,530
564,000	BB-	3.875% due 11/15/30(b)	567,962
		UnitedHealth Group Inc., Senior Unsecured Notes:
20,000	A+	2.375% due 10/15/22	20,333
60,000	A+	3.500% due 6/15/23	62,707
70,000	A+	3.750% due 7/15/25	76,008
60,000	A+	1.250% due 1/15/26	59,865
50,000	A+	3.875% due 12/15/28	56,248
50,000	A+	2.000% due 5/15/30	49,707
271,000	A+	4.750% due 7/15/45	358,102
223,000	A+	3.750% due 10/15/47	259,195
40,000	A+	4.250% due 6/15/48	50,032
30,000	A+	4.450% due 12/15/48	38,590
100,000	A+	3.700% due 8/15/49	116,427
120,000	A+	3.875% due 8/15/59	145,484
20,000	A+	3.125% due 5/15/60	20,982

		Total Healthcare - Services	11,603,752

Home Builders - 0.0%
		DR Horton Inc., Company Guaranteed Notes:
69,000	BBB	2.600% due 10/15/25	71,663
23,000	BBB	1.300% due 10/15/26	22,514
130,000	BBB-	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	147,909
10,000	BBB-	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	12,600
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	51,853

		Total Home Builders	306,539

Insurance - 0.5%
		American International Group Inc., Senior Unsecured Notes:
90,000	BBB+	2.500% due 6/30/25	93,210
281,000	BBB+	4.800% due 7/10/45	366,684

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Insurance - 0.5% - (continued)
		Aon Corp., Company Guaranteed Notes:
$ 22,000	A-	4.500% due 12/15/28	$25,416
799,000	A-	2.800% due 5/15/30	820,038
535,000	A+	Athene Global Funding, Senior Secured Notes, 0.750% (SOFR + 0.700%) due 5/24/24(b)(d)	535,921
350,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.250% due 1/15/49	436,012
70,000	A	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	75,476
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(b)	148,582
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(b)(d)	1,147,892
4,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	4,835
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
189,000	A-	4.375% due 3/15/29	215,660
268,000	A-	2.250% due 11/15/30	266,208
620,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	770,644
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 2.406% (3-Month USD-LIBOR + 2.290%) due 12/15/24(b)(d)	851,046
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(b)	36,161
348,000	AA-	4.900% due 9/15/44(b)	458,940
85,000	AA-	4.270% due 5/15/47(b)	105,291
595,000	AA-	3.300% due 5/15/50(b)	631,467
67,000	BBB	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	69,526

		Total Insurance	7,059,009

Internet - 0.4%
		Alphabet Inc., Senior Unsecured Notes:
40,000	AA+	0.450% due 8/15/25	39,100
70,000	AA+	0.800% due 8/15/27	67,280
80,000	AA+	1.100% due 8/15/30	74,844
140,000	AA+	2.050% due 8/15/50	127,398
		Amazon.com Inc., Senior Unsecured Notes:
190,000	AA	0.800% due 6/3/25	187,355
240,000	AA	1.200% due 6/3/27	235,454
130,000	AA	3.150% due 8/22/27	140,115
120,000	AA	1.500% due 6/3/30	116,070
320,000	AA	2.100% due 5/12/31	321,980
80,000	AA	3.875% due 8/22/37	94,267
360,000	AA	2.875% due 5/12/41	374,707
160,000	AA	4.950% due 12/5/44	220,218
100,000	AA	4.050% due 8/22/47	123,343
200,000	AA	2.500% due 6/3/50	192,588
40,000	AA	4.250% due 8/22/57	52,259
69,000	BBB-	Expedia Group Inc., Company Guaranteed Notes, 3.250% due 2/15/30	71,193
		Prosus NV, Senior Unsecured Notes:
200,000	BBB-	3.680% due 1/21/30(b)	204,083
940,000	BBB-	3.061% due 7/13/31(b)	909,697
		Tencent Holdings Ltd., Senior Unsecured Notes:
407,000	A+	2.985% due 1/19/23(b)	415,709
165,000	A+	3.975% due 4/11/29(b)	180,252
870,000	A+	3.680% due 4/22/41(b)	910,001
350,000	A+	3.840% due 4/22/51(b)	379,574

		Total Internet	5,437,487

Investment Companies - 0.1%
		Ares Capital Corp., Senior Unsecured Notes:
131,000	BBB-	4.250% due 3/1/25	138,362
119,000	BBB-	3.250% due 7/15/25	122,655
460,000	BBB-	2.150% due 7/15/26	454,790

		Total Investment Companies	715,807

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Iron/Steel - 0.0%
$ 30,000	BBB-	ArcelorMittal SA, Senior Unsecured Notes, 7.000% due 10/15/39	$40,975
		Vale Overseas Ltd., Company Guaranteed Notes:
72,000	BBB-	3.750% due 7/8/30	72,502
125,000	BBB-	6.875% due 11/21/36	162,136
55,000	BBB-	6.875% due 11/10/39	72,443

		Total Iron/Steel	348,056

Leisure Time - 0.0%
110,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(b)	105,720

Lodging - 0.1%
		Las Vegas Sands Corp., Senior Unsecured Notes:
450,000	BBB-	3.200% due 8/8/24	459,253
50,000	BBB-	2.900% due 6/25/25	50,636
97,000	BBB-	Marriott International Inc., Senior Unsecured Notes, 4.625% due 6/15/30	109,326
		Sands China Ltd., Senior Unsecured Notes:
400,000	BBB-	5.125% due 8/8/25	421,104
200,000	BBB-	3.800% due 1/8/26	202,460
350,000	BBB-	2.300% due 3/8/27(b)	334,215
200,000	BBB-	2.850% due 3/8/29(b)	188,470

		Total Lodging	1,765,464

Machinery - Diversified - 0.1%
		Deere & Co., Senior Unsecured Notes:
40,000	A	3.100% due 4/15/30	43,247
130,000	A	3.750% due 4/15/50	158,039
320,000	BBB-	nVent Finance Sarl, Company Guaranteed Notes, 3.950% due 4/15/23	333,430
80,000	BBB	Otis Worldwide Corp., Senior Unsecured Notes, 2.056% due 4/5/25	81,528

		Total Machinery - Diversified	616,244

Media - 1.1%
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
130,000	BB	5.125% due 5/1/27(b)	134,015
100,000	BB	4.500% due 5/1/32	99,731
700,000	BB	4.500% due 6/1/33(b)	690,854
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
300,000	BBB-	4.908% due 7/23/25	331,280
210,000	BBB-	3.750% due 2/15/28	225,717
260,000	BBB-	4.200% due 3/15/28	285,134
330,000	BBB-	2.300% due 2/1/32	311,992
50,000	BBB-	3.500% due 3/1/42	48,496
951,000	BBB-	6.484% due 10/23/45	1,304,564
836,000	BBB-	5.750% due 4/1/48	1,059,965
330,000	BBB-	4.800% due 3/1/50	374,038
140,000	BBB-	4.400% due 12/1/61	146,373
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	173,750
		Comcast Corp., Company Guaranteed Notes:
10,000	A-	3.100% due 4/1/25	10,561
30,000	A-	3.950% due 10/15/25	32,762
80,000	A-	3.150% due 3/1/26	85,274
177,000	A-	3.300% due 4/1/27	190,240
1,210,000	A-	4.150% due 10/15/28	1,371,875
342,000	A-	2.650% due 2/1/30	354,250
503,000	A-	3.400% due 4/1/30	549,278
200,000	A-	4.250% due 10/15/30	230,752

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Media - 1.1% - (continued)
$ 56,000	A-	7.050% due 3/15/33	$81,055
7,000	A-	6.500% due 11/15/35	10,058
50,000	A-	3.900% due 3/1/38	57,246
20,000	A-	3.250% due 11/1/39	21,252
20,000	A-	3.750% due 4/1/40	22,609
27,000	A-	4.750% due 3/1/44	34,343
111,000	A-	3.400% due 7/15/46	118,624
82,000	A-	4.000% due 8/15/47	95,969
272,000	A-	3.969% due 11/1/47	316,033
20,000	A-	4.000% due 3/1/48	23,388
23,000	A-	3.999% due 11/1/49	26,790
520,000	A-	2.800% due 1/15/51	503,892
109,000	A-	2.887% due 11/1/51(b)	107,371
21,000	A-	4.049% due 11/1/52	25,045
439,000	A-	2.937% due 11/1/56(b)	427,848
22,000	A-	2.987% due 11/1/63(b)	21,331
		Cox Communications Inc., Senior Unsecured Notes:
82,000	BBB	3.150% due 8/15/24(b)	86,030
70,000	BBB	3.850% due 2/1/25(b)	74,796
97,000	BBB	3.600% due 6/15/51(b)	104,333
125,000	BB	CSC Holdings LLC, Company Guaranteed Notes, 4.500% due 11/15/31(b)	121,179
600,000	CCC	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(b)	266,961
		DISH DBS Corp.:
		Company Guaranteed Notes:
140,000	B-	7.750% due 7/1/26	144,103
70,000	B-	5.125% due 6/1/29	61,607
60,000	B+	Senior Secured Notes, 5.250% due 12/1/26(b)	59,594
		Fox Corp., Senior Unsecured Notes:
200,000	BBB	4.030% due 1/25/24	211,858
240,000	BBB	5.476% due 1/25/39	310,778
425,000	B+	Sinclair Television Group Inc., Senior Secured Notes, 4.125% due 12/1/30(b)	383,919
		Time Warner Cable LLC, Senior Secured Notes:
230,000	BBB-	7.300% due 7/1/38	331,168
100,000	BBB-	5.875% due 11/15/40	126,943
490,000	BBB-	5.500% due 9/1/41	601,454
240,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	354,210
		ViacomCBS Inc., Senior Unsecured Notes:
10,000	BBB	3.875% due 4/1/24	10,556
255,000	BBB	4.200% due 5/19/32	288,893
141,000	BBB	4.375% due 3/15/43	159,202
		Virgin Media Secured Finance PLC, Senior Secured Notes:
225,000	BB-	5.500% due 5/15/29(b)	234,117
525,000	BB-	4.500% due 8/15/30(b)	515,574
		Walt Disney Co. (The), Company Guaranteed Notes:
25,000	BBB+	6.200% due 12/15/34	35,211
30,000	BBB+	6.650% due 11/15/37	44,951

		Total Media	14,431,192

Mining - 0.4%
		Anglo American Capital PLC, Company Guaranteed Notes:
350,000	BBB	3.625% due 9/11/24(b)	369,657
617,000	BBB	4.750% due 4/10/27(b)	688,058
200,000	BBB	4.000% due 9/11/27(b)	215,961
212,000	BBB	2.250% due 3/17/28(b)	208,595

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Mining - 0.4% - (continued)
$ 200,000	BBB	Antofagasta PLC, Senior Unsecured Notes, 2.375% due 10/14/30(b)	$190,493
40,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	52,602
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB	5.700% due 5/30/41	95,695
190,000	BBB	5.750% due 5/1/43	263,611
150,000	A	BHP Billsiton Finance USA Ltd., Company Guaranteed Notes, 5.000% due 9/30/43	200,121
		Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000	BB+	3.875% due 3/15/23	10,302
10,000	BB+	4.550% due 11/14/24	10,714
70,000	BB+	5.450% due 3/15/43	86,407
		Glencore Funding LLC, Company Guaranteed Notes:
820,000	BBB+	4.125% due 3/12/24(b)	866,334
210,000	BBB+	4.625% due 4/29/24(b)	224,889
25,000	BBB+	1.625% due 4/27/26(b)	24,595
159,000	BBB+	4.000% due 3/27/27(b)	171,437
308,000	BBB+	2.500% due 9/1/30(b)	299,658
76,000	BBB+	2.850% due 4/27/31(b)	75,681
		Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes:
200,000	Baa2(c)	4.750% due 5/15/25	213,310
200,000	Baa2(c)	6.530% due 11/15/28(b)	239,482
860,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	1,059,701
		Teck Resources Ltd., Senior Unsecured Notes:
200,000	BBB-	3.900% due 7/15/30	214,555
10,000	BBB-	6.000% due 8/15/40	12,899
90,000	BB+	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	99,301

		Total Mining	5,894,058

Miscellaneous Manufacturers - 0.4%
		3M Co., Senior Unsecured Notes:
150,000	A+	2.375% due 8/26/29	154,604
30,000	A+	3.050% due 4/15/30	32,434
190,000	A+	3.700% due 4/15/50	224,168
160,000	A-	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	191,086
1,946,000	BBB+	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes, 4.418% due 11/15/35	2,354,254
		General Electric Co., Senior Unsecured Notes:
30,000	BBB+	3.450% due 5/1/27	32,709
70,000	BBB+	3.625% due 5/1/30	78,963
390,000	BBB+	6.750% due 3/15/32	540,200
1,025,000	BBB+	0.636% (3-Month USD-LIBOR + 0.480%) due 8/15/36(d)	896,896
86,000	BBB+	6.875% due 1/10/39	135,805
156,000	BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 3.250% due 6/14/29	166,299
		Textron Inc., Senior Unsecured Notes:
70,000	BBB	3.650% due 3/15/27	75,718
218,000	BBB	3.900% due 9/17/29	241,312

		Total Miscellaneous Manufacturers	5,124,448

Oil & Gas - 1.7%
		Apache Corp., Senior Unsecured Notes:
181,000	BB+	3.250% due 4/15/22	181,667
220,000	BB+	4.375% due 10/15/28	232,379
20,000	BB+	5.250% due 2/1/42	22,221
30,000	BB+	4.750% due 4/15/43	32,028
60,000	BB+	4.250% due 1/15/44	59,256
90,000	BB+	5.350% due 7/1/49	102,845

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Oil & Gas - 1.7% - (continued)
		BP Capital Markets America Inc., Company Guaranteed Notes:
$ 230,000	A-	3.216% due 11/28/23	$239,929
30,000	A-	3.790% due 2/6/24	31,728
300,000	A-	3.410% due 2/11/26	321,828
110,000	A-	3.633% due 4/6/30	121,002
190,000	A-	3.001% due 3/17/52	186,381
		BP Capital Markets PLC, Company Guaranteed Notes:
270,000	A-	3.814% due 2/10/24	285,452
30,000	A-	3.535% due 11/4/24	31,923
270,000	A-	3.506% due 3/17/25	287,574
		Chevron Corp., Senior Unsecured Notes:
190,000	AA-	1.554% due 5/11/25	191,521
230,000	AA-	2.954% due 5/16/26	244,142
70,000	AA-	1.995% due 5/11/27	70,888
240,000	AA-	Chevron USA Inc., Company Guaranteed Notes, 3.850% due 1/15/28	267,145
		ConocoPhillips, Company Guaranteed Notes:
80,000	A-	3.750% due 10/1/27(b)	87,498
550,000	A-	4.300% due 8/15/28(b)	624,048
		Continental Resources Inc., Company Guaranteed Notes:
20,000	BB+	4.500% due 4/15/23	20,708
870,000	BB+	3.800% due 6/1/24	909,093
80,000	BB+	2.268% due 11/15/26(b)	78,960
120,000	BB+	5.750% due 1/15/31(b)	139,918
30,000	BB+	4.900% due 6/1/44	33,389
		Coterra Energy Inc., Senior Unsecured Notes:
470,000	BBB	3.900% due 5/15/27(b)	510,346
150,000	BBB	4.375% due 3/15/29(b)	167,668
		Devon Energy Corp., Senior Unsecured Notes:
708,000	BBB-	5.850% due 12/15/25	812,542
32,000	BBB-	5.250% due 10/15/27(b)	33,840
2,000	BBB-	5.875% due 6/15/28(b)	2,183
20,000	BBB-	4.500% due 1/15/30(b)	21,492
460,000	BBB-	5.600% due 7/15/41	580,696
71,000	BBB-	4.750% due 5/15/42	81,934
314,000	BBB-	5.000% due 6/15/45	381,307
		Diamondback Energy Inc., Company Guaranteed Notes:
357,000	BBB-	2.875% due 12/1/24	370,802
76,000	BBB-	3.250% due 12/1/26	79,873
484,000	BBB-	3.500% due 12/1/29	508,452
606,000	BBB-	3.125% due 3/24/31	619,264
64,000	BBB-	4.400% due 3/24/51	72,634
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BB+	4.125% due 1/16/25	95,988
760,000	BB+	5.875% due 5/28/45	709,870
29,000	BB	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(b)	30,201
		EOG Resources Inc., Senior Unsecured Notes:
14,000	A-	3.150% due 4/1/25	14,786
10,000	A-	4.150% due 1/15/26	10,992
210,000	A-	4.375% due 4/15/30	241,919
260,000	A-	3.900% due 4/1/35	293,527
170,000	A-	4.950% due 4/15/50	230,575
		EQT Corp., Senior Unsecured Notes:
20,000	BB+	3.000% due 10/1/22	20,073
10,000	BB+	6.625% due 2/1/25	11,137

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Oil & Gas - 1.7% - (continued)
$ 250,000	BB+	3.900% due 10/1/27	$260,943
60,000	BB+	5.000% due 1/15/29	65,811
130,000	BB+	3.625% due 5/15/31(b)	132,509
		Exxon Mobil Corp., Senior Unsecured Notes:
20,000	AA-	1.571% due 4/15/23	20,265
430,000	AA-	2.992% due 3/19/25	452,999
380,000	AA-	3.043% due 3/1/26	403,531
180,000	AA-	3.482% due 3/19/30	197,211
70,000	AA-	4.114% due 3/1/46	83,694
110,000	AA-	4.327% due 3/19/50	138,425
100,000	AA-	3.452% due 4/15/51	109,736
200,000	Baa2(c)	KazMunayGas National Co. JSC, Senior Unsecured Notes, 5.375% due 4/24/30	229,893
28,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 6.500% due 3/1/41	38,807
30,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(b)	29,801
		Occidental Petroleum Corp., Senior Unsecured Notes:
200,000	BB	6.950% due 7/1/24	220,462
760,000	BB	5.550% due 3/15/26	818,721
90,000	BB	3.400% due 4/15/26	89,325
140,000	BB	7.500% due 5/1/31	175,655
75,000	BB	7.875% due 9/15/31	97,890
233,000	BB	zero coupon, due 10/10/36	128,150
150,000	BB	4.500% due 7/15/44	150,377
90,000	BB	4.625% due 6/15/45	91,118
30,000	BB	4.100% due 2/15/47	28,723
560,000	BB	4.200% due 3/15/48	538,821
		Pertamina Persero PT, Senior Unsecured Notes:
200,000	Baa2(c)	3.100% due 1/21/30(b)	203,577
200,000	Baa2(c)	3.100% due 8/27/30(b)	204,090
360,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	380,916
		Petroleos Mexicanos, Company Guaranteed Notes:
19,000	BBB	6.625% due 6/15/35	17,572
1,170,000	BBB	6.750% due 9/21/47	964,566
170,000	BBB	6.950% due 1/28/60	139,499
		Petronas Capital Ltd., Company Guaranteed Notes:
200,000	A-	3.500% due 4/21/30(b)	217,313
200,000	A-	2.480% due 1/28/32(b)	200,342
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	BBB	1.125% due 1/15/26	29,244
250,000	BBB	2.150% due 1/15/31	240,395
		Qatar Energy, Senior Unsecured Notes:
390,000	AA-	2.250% due 7/12/31(b)	384,166
240,000	AA-	3.125% due 7/12/41(b)	241,213
450,000	AA-	3.300% due 7/12/51(b)	461,052
200,000	BBB-	Raizen Fuels Finance SA, Company Guaranteed Notes, 5.300% due 1/20/27(b)	217,206
		Range Resources Corp., Company Guaranteed Notes:
8,000	BB-	5.875% due 7/1/22	8,079
105,000	B1(c)	5.000% due 3/15/23	106,640
50,000	BB-	4.875% due 5/15/25	51,052
200,000	A1(c)	Saudi Arabian Oil Co., Senior Unsecured Notes, 2.250% due 11/24/30(b)	193,601
		Shell International Finance BV, Company Guaranteed Notes:
260,000	A+	2.875% due 5/10/26	275,802
300,000	A+	3.875% due 11/13/28	335,730
60,000	A+	2.750% due 4/6/30	62,800

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Oil & Gas - 1.7% - (continued)
$ 90,000	A+	4.550% due 8/12/43	$113,565
220,000	A+	4.375% due 5/11/45	272,183
40,000	A+	4.000% due 5/10/46	47,551
480,000	A+	3.250% due 4/6/50	516,535
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(b)	430,437
		Southwestern Energy Co., Company Guaranteed Notes:
10,000	BB	5.375% due 2/1/29	10,314
20,000	BB	5.375% due 3/15/30	20,863
		Suncor Energy Inc., Senior Unsecured Notes:
58,000	BBB+	6.800% due 5/15/38	82,280
51,000	BBB+	6.850% due 6/1/39	73,358
425,000	BB-	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 4.500% due 5/15/29	420,006
85,090	B-	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(b)	83,652
140,000	B-	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(b)	133,305

		Total Oil & Gas	22,347,395

Oil & Gas Services - 0.0%
		Halliburton Co., Senior Unsecured Notes:
14,000	BBB+	3.800% due 11/15/25	15,166
20,000	BBB+	4.850% due 11/15/35	23,811
50,000	BBB+	5.000% due 11/15/45	61,448
		Schlumberger Holdings Corp., Senior Unsecured Notes:
90,000	A	4.000% due 12/21/25(b)	98,070
171,000	A	3.900% due 5/17/28(b)	186,925
19,000	B-	Transocean Phoenix 2 Ltd., Senior Secured Notes, 7.750% due 10/15/24(b)	19,045
68,750	B-	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(b)	67,531

		Total Oil & Gas Services	471,996

Packaging & Containers - 0.1%
236,000	BBB	Amcor Flexibles North America Inc., Company Guaranteed Notes, 2.690% due 5/25/31	240,138
		Ball Corp., Company Guaranteed Notes:
130,000	BB+	4.000% due 11/15/23	136,159
110,000	BB+	3.125% due 9/15/31	105,964
		Berry Global Inc., Senior Secured Notes:
530,000	BBB-	1.570% due 1/15/26	519,829
510,000	BBB-	4.875% due 7/15/26(b)	529,801
40,000	BBB	Packaging Corp. of America, Senior Unsecured Notes, 3.050% due 10/1/51	40,954
20,000	BBB	WestRock RKT LLC, Company Guaranteed Notes, 4.000% due 3/1/23	20,632

		Total Packaging & Containers	1,593,477

Pharmaceuticals - 1.7%
		AbbVie Inc., Senior Unsecured Notes:
100,000	BBB+	3.450% due 3/15/22	100,351
680,000	BBB+	2.300% due 11/21/22	690,474
30,000	BBB+	3.750% due 11/14/23	31,531
730,000	BBB+	2.600% due 11/21/24	755,915
260,000	BBB+	3.800% due 3/15/25	278,166
100,000	BBB+	3.600% due 5/14/25	106,612
150,000	BBB+	2.950% due 11/21/26	157,750
880,000	BBB+	3.200% due 11/21/29	937,860
171,000	BBB+	4.550% due 3/15/35	205,011
278,000	BBB+	4.500% due 5/14/35	331,418
546,000	BBB+	4.300% due 5/14/36	637,497
175,000	BBB+	4.050% due 11/21/39	200,958
7,000	BBB+	4.625% due 10/1/42	8,537
489,000	BBB+	4.400% due 11/6/42	587,222

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Pharmaceuticals - 1.7% - (continued)
$ 150,000	BBB+	4.750% due 3/15/45	$190,327
230,000	BBB+	4.250% due 11/21/49	277,800
255,000	WR(c)	Allergan Funding SCS, Company Guaranteed Notes, 4.550% due 3/15/35	282,908
330,000	A-	AstraZeneca PLC, Senior Unsecured Notes, 1.375% due 8/6/30	311,020
		Bayer US Finance II LLC, Company Guaranteed Notes:
280,000	BBB	4.250% due 12/15/25(b)	305,117
625,000	BBB	4.375% due 12/15/28(b)	702,524
285,000	BBB	4.625% due 6/25/38(b)	340,280
140,000	BBB	4.400% due 7/15/44(b)	160,393
670,000	BBB	4.875% due 6/25/48(b)	848,100
		Becton Dickinson & Co., Senior Unsecured Notes:
377,000	BBB	3.363% due 6/6/24	395,851
17,000	BBB	3.734% due 12/15/24	18,156
47,000	BBB	4.685% due 12/15/44	58,803
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
190,000	A+	2.600% due 5/16/22	191,948
60,000	A+	3.550% due 8/15/22	61,307
326,000	A+	2.900% due 7/26/24	341,544
137,000	A+	3.875% due 8/15/25	148,755
240,000	A+	3.200% due 6/15/26	258,610
130,000	A+	3.400% due 7/26/29	142,695
46,000	A+	5.000% due 8/15/45	62,428
		Cigna Corp.:
		Company Guaranteed Notes:
216,000	A-	3.750% due 7/15/23	225,543
65,000	A-	3.500% due 6/15/24	68,541
624,000	A-	4.125% due 11/15/25	681,950
244,000	A-	3.400% due 3/1/27	261,936
720,000	A-	4.375% due 10/15/28	817,783
300,000	A-	4.800% due 8/15/38	369,307
		Senior Unsecured Notes:
210,000	A-	3.200% due 3/15/40	216,868
420,000	A-	3.400% due 3/15/51	446,396
		CVS Health Corp., Senior Unsecured Notes:
340,000	BBB	2.750% due 12/1/22	345,215
28,000	BBB	3.700% due 3/9/23	28,978
116,000	BBB	3.875% due 7/20/25	125,121
180,000	BBB	3.000% due 8/15/26	189,954
207,000	BBB	3.625% due 4/1/27	224,146
406,000	BBB	4.300% due 3/25/28	457,604
620,000	BBB	3.750% due 4/1/30	680,854
140,000	BBB	2.125% due 9/15/31	136,513
500,000	BBB	4.875% due 7/20/35	614,097
440,000	BBB	4.780% due 3/25/38	538,271
50,000	BBB	4.125% due 4/1/40	57,237
350,000	BBB	5.125% due 7/20/45	460,692
1,210,000	BBB	5.050% due 3/25/48	1,603,817
30,000	BBB	4.250% due 4/1/50	36,651
130,994	BBB	CVS Pass-Through Trust, Senior Secured Notes, 6.036% due 12/10/28	151,304
202,000	CCC-	Endo Dac/Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes, 6.000% due 6/30/28(b)	155,034
88,000	A-	Evernorth Health Inc., Company Guaranteed Notes, 4.500% due 2/25/26	97,079
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	0.550% due 9/1/25	97,538

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Pharmaceuticals - 1.7% - (continued)
$ 400,000	AAA	2.450% due 3/1/26	$417,103
210,000	AAA	0.950% due 9/1/27	205,083
110,000	AAA	3.625% due 3/3/37	127,424
215,000	B-	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(b)	214,232
		Pfizer Inc., Senior Unsecured Notes:
230,000	A+	0.800% due 5/28/25	227,403
160,000	A+	2.625% due 4/1/30	167,945
140,000	A+	1.700% due 5/28/30	137,300
259,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 3.200% due 9/23/26	274,324
407,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	397,404
50,000	BB-	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	49,912
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
300,000	BB-	2.800% due 7/21/23	300,724
220,000	BB-	7.125% due 1/31/25	235,338
540,000	BB-	3.150% due 10/1/26	506,255
720,000	BB-	5.125% due 5/9/29	704,938
130,000	A+	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	185,157

		Total Pharmaceuticals	23,366,839

Pipelines - 1.5%
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(b)	52,534
533,000	A	3.302% due 1/15/35(b)	563,561
323,000	BBB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27	366,153
		Cheniere Energy Partners LP, Company Guaranteed Notes:
40,000	BB	4.000% due 3/1/31(b)	40,878
200,000	BB	3.250% due 1/31/32(b)	194,592
40,000	BB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(b)	52,293
38,000	A	Eastern Gas Transmission & Storage Inc., Senior Unsecured Notes, 4.600% due 12/15/44(b)	45,610
		Energy Transfer LP:
10,000	BBB-	Company Guaranteed Notes, 5.350% due 5/15/45	11,633
170,000	BB	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 5.134%)(d)(e)	171,913
		Senior Unsecured Notes:
230,000	BBB-	5.875% due 1/15/24	248,091
270,000	BBB-	4.500% due 4/15/24	287,780
625,000	BBB-	5.500% due 6/1/27	715,999
33,000	BBB-	4.950% due 6/15/28	37,341
679,000	BBB-	5.250% due 4/15/29	777,377
80,000	BBB-	8.250% due 11/15/29	106,168
630,000	BBB-	3.750% due 5/15/30	666,168
200,000	BBB-	5.300% due 4/1/44	230,456
300,000	BBB-	5.400% due 10/1/47	357,017
200,000	BBB-	6.000% due 6/15/48	250,967
10,000	BBB-	6.250% due 4/15/49	13,040
897,000	BBB-	5.000% due 5/15/50	1,032,953
		Enterprise Products Operating LLC, Company Guaranteed Notes:
50,000	BBB+	3.900% due 2/15/24	52,819
780,000	BBB+	4.150% due 10/16/28	879,968
340,000	BBB+	2.800% due 1/31/30	352,392
200,000	BBB+	4.850% due 3/15/44	239,882
181,000	BBB+	4.200% due 1/31/50	205,600
300,000	BBB+	3.700% due 1/31/51	319,259
165,000	BBB+	3.300% due 2/15/53	165,779
70,000	BBB+	3.950% due 1/31/60	75,619

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Pipelines - 1.5% - (continued)
$ 200,000	Aa2(c)	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 2.160% due 3/31/34(b)	$194,895
42,000	BBB	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	58,502
		Kinder Morgan Inc., Company Guaranteed Notes:
480,000	BBB	5.625% due 11/15/23(b)	515,739
290,000	BBB	4.300% due 3/1/28	322,238
240,000	BBB	5.550% due 6/1/45	306,882
10,000	BBB	5.200% due 3/1/48	12,473
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	39,029
		MPLX LP, Senior Unsecured Notes:
180,000	BBB	4.875% due 6/1/25	197,559
550,000	BBB	4.800% due 2/15/29	625,190
150,000	BBB	4.500% due 4/15/38	167,702
260,000	BBB	4.700% due 4/15/48	301,184
150,000	BBB	5.500% due 2/15/49	190,075
		NGPL PipeCo LLC, Senior Unsecured Notes:
190,000	BBB-	4.875% due 8/15/27(b)	212,387
277,000	BBB-	3.250% due 7/15/31(b)	280,949
		Northern Natural Gas Co., Senior Unsecured Notes:
94,000	A	4.300% due 1/15/49(b)	111,320
50,000	A	3.400% due 10/16/51(b)	52,856
426,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	465,089
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
300,000	BB+	4.950% due 7/15/29(b)	315,346
280,000	BB+	6.875% due 4/15/40(b)	312,980
287,879	CCC-	Ruby Pipeline LLC, Senior Unsecured Notes, 8.000% due 4/1/22(b)(g)	266,110
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
110,000	BBB-	5.625% due 3/1/25	122,763
135,000	BBB-	5.000% due 3/15/27	152,156
600,000	BBB-	4.200% due 3/15/28	658,884
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	362,774
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
20,000	BB+	5.875% due 4/15/26	20,754
20,000	BB+	5.375% due 2/1/27	20,479
50,000	BB+	6.500% due 7/15/27	53,256
40,000	BB+	5.000% due 1/15/28	41,403
20,000	BB+	6.875% due 1/15/29	22,185
50,000	BB+	5.500% due 3/1/30	54,588
10,000	BB+	4.875% due 2/1/31	10,743
40,000	BB+	4.000% due 1/15/32(b)	41,400
560,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(b)	569,296
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(b)	30,339
244,000	BBB+	3.500% due 1/15/28(b)	262,652
221,000	BBB+	4.150% due 1/15/48(b)	257,089
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
1,178,000	BBB	7.850% due 2/1/26	1,446,706
650,000	BBB	4.000% due 3/15/28	712,768
		Western Midstream Operating LP, Senior Unsecured Notes:
50,000	BB+	2.222% (3-Month USD-LIBOR + 2.100%) due 1/13/23(d)	49,748
140,000	BB+	4.350% due 2/1/25	145,182
40,000	BB+	4.500% due 3/1/28	42,788
430,000	BB+	5.300% due 2/1/30	463,970
90,000	BB+	5.500% due 8/15/48	104,182

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Pipelines - 1.5% - (continued)
$ 90,000	BB+	6.500% due 2/1/50	$102,972
		Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000	BBB	7.500% due 1/15/31	68,245
260,000	BBB	7.750% due 6/15/31	357,621
116,000	BBB	8.750% due 3/15/32	174,177

		Total Pipelines	19,811,467

Real Estate Investment Trusts (REITs) - 0.8%
580,000	BBB	American Campus Communities Operating Partnership LP, Company Guaranteed Notes, 3.625% due 11/15/27	627,357
		American Tower Corp., Senior Unsecured Notes:
197,000	BBB-	1.500% due 1/31/28	187,824
111,000	BBB-	3.950% due 3/15/29	121,247
134,000	BBB-	3.800% due 8/15/29	145,583
208,000	BBB-	2.100% due 6/15/30	199,900
101,000	BBB-	2.300% due 9/15/31	97,872
271,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	281,380
		Crown Castle International Corp., Senior Unsecured Notes:
172,000	BBB-	3.700% due 6/15/26	184,958
267,000	BBB-	3.800% due 2/15/28	290,771
150,000	BBB-	3.100% due 11/15/29	155,981
255,000	BBB-	2.250% due 1/15/31	246,855
144,000	BBB-	2.500% due 7/15/31	142,354
74,000	BBB-	4.150% due 7/1/50	84,708
		CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes:
610,000	BBB-	3.450% due 11/15/29	651,398
45,000	BBB-	2.150% due 11/1/30	44,219
		Duke Realty LP, Senior Unsecured Notes:
392,000	BBB+	2.875% due 11/15/29	411,801
139,000	BBB+	1.750% due 7/1/30	133,434
		Equinix Inc., Senior Unsecured Notes:
427,000	BBB	2.000% due 5/15/28	420,470
118,000	BBB	3.200% due 11/18/29	123,676
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
795,000	BBB-	5.250% due 6/1/25	875,784
490,000	BBB-	5.375% due 4/15/26	544,240
220,000	BBB-	5.300% due 1/15/29	251,489
467,000	BBB-	4.000% due 1/15/30	492,978
380,000	BBB	Healthcare Realty Trust Inc., Senior Unsecured Notes, 2.400% due 3/15/30	379,592
350,000	BBB	Healthcare Trust of America Holdings LP, Company Guaranteed Notes, 3.100% due 2/15/30	363,777
31,000	BBB+	Healthpeak Properties Inc., Senior Unsecured Notes, 3.400% due 2/1/25	32,835
545,000	BBB-	Hudson Pacific Properties LP, Company Guaranteed Notes, 4.650% due 4/1/29	621,739
70,000	BBB-	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.300% due 11/15/28	69,323
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	388,371
160,000	BB-	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.500% due 1/15/28	172,530
		National Retail Properties Inc., Senior Unsecured Notes:
314,000	BBB+	3.100% due 4/15/50	314,769
150,000	BBB+	3.500% due 4/15/51	161,225
67,000	A-	Prologis LP, Senior Unsecured Notes, 3.000% due 4/15/50	69,997
144,000	A-	Realty Income Corp., Senior Unsecured Notes, 3.250% due 1/15/31	154,988
800,000	BBB-	SL Green Operating Partnership LP, Company Guaranteed Notes, 3.250% due 10/15/22	811,740
400,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	421,400

		Total Real Estate Investment Trusts (REITs)	10,678,565

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Retail - 0.3%
		Alimentation Couche-Tard Inc., Company Guaranteed Notes:
$ 250,000	BBB	3.550% due 7/26/27(b)	$269,213
76,000	BBB	3.439% due 5/13/41(b)	79,002
		Costco Wholesale Corp., Senior Unsecured Notes:
260,000	A+	1.375% due 6/20/27	256,792
160,000	A+	1.600% due 4/20/30	155,952
		Home Depot Inc. (The), Senior Unsecured Notes:
210,000	A	2.500% due 4/15/27	219,993
70,000	A	3.300% due 4/15/40	76,435
151,000	A	4.250% due 4/1/46	188,628
20,000	A	3.900% due 6/15/47	23,970
210,000	A	3.350% due 4/15/50	234,106
		Lowe’s Cos., Inc., Senior Unsecured Notes:
251,000	BBB+	3.650% due 4/5/29	276,263
70,000	BBB+	4.500% due 4/15/30	81,341
74,000	BBB+	2.800% due 9/15/41	72,905
		McDonald’s Corp., Senior Unsecured Notes:
40,000	BBB+	3.300% due 7/1/25	42,635
30,000	BBB+	1.450% due 9/1/25	30,186
140,000	BBB+	3.700% due 1/30/26	151,441
30,000	BBB+	3.500% due 3/1/27	32,582
60,000	BBB+	3.500% due 7/1/27	65,067
340,000	BBB+	3.800% due 4/1/28	376,971
190,000	BBB+	2.125% due 3/1/30	190,112
100,000	BBB+	3.600% due 7/1/30	111,094
155,000	BBB+	4.875% due 12/9/45	201,540
20,000	BBB+	3.625% due 9/1/49	22,351
400,000	BBB+	4.200% due 4/1/50	488,729
360,000	B	Michaels Cos., Inc. (The), Senior Secured Notes, 5.250% due 5/1/28(b)	356,598
280,000	BBB+	Starbucks Corp., Senior Unsecured Notes, 2.250% due 3/12/30	281,185
120,000	A	Target Corp., Senior Unsecured Notes, 2.250% due 4/15/25	123,832
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	89,346
40,000	AA	1.800% due 9/22/31	39,591

		Total Retail	4,537,860

Savings & Loans - 0.1%
		Nationwide Building Society, Senior Unsecured Notes:
900,000	BBB+	3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(b)(d)	931,461
500,000	BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(b)(d)	526,540

		Total Savings & Loans	1,458,001

Semiconductors - 0.6%
32,000	A	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	41,707
245,000	BBB-	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	264,043
		Broadcom Inc.:
		Company Guaranteed Notes:
85,000	BBB-	3.625% due 10/15/24	90,213
469,000	BBB-	4.750% due 4/15/29	532,823
689,000	BBB-	5.000% due 4/15/30	803,548
254,000	BBB-	4.150% due 11/15/30	278,504
98,000	BBB-	2.450% due 2/15/31(b)	94,592
		Senior Unsecured Notes:
650,000	BBB-	3.137% due 11/15/35(b)	641,754
10,000	BBB-	3.187% due 11/15/36(b)	9,888

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Semiconductors - 0.6% - (continued)
		Intel Corp., Senior Unsecured Notes:
$ 70,000	A+	3.700% due 7/29/25	$75,855
90,000	A+	1.600% due 8/12/28	88,796
54,000	A+	3.734% due 12/8/47	62,321
140,000	A+	4.750% due 3/25/50	189,752
569,000	A+	3.050% due 8/12/51	590,868
220,000	A+	3.200% due 8/12/61	229,195
		KLA Corp., Senior Unsecured Notes:
383,000	BBB+	4.100% due 3/15/29	435,808
159,000	BBB+	3.300% due 3/1/50	173,065
		Lam Research Corp., Senior Unsecured Notes:
38,000	A-	3.750% due 3/15/26	41,596
49,000	A-	4.875% due 3/15/49	68,178
125,000	A-	2.875% due 6/15/50	128,702
		NVIDIA Corp., Senior Unsecured Notes:
320,000	A-	1.550% due 6/15/28	315,951
120,000	A-	3.500% due 4/1/40	135,980
440,000	A-	3.500% due 4/1/50	513,020
160,000	A-	3.700% due 4/1/60	191,958
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB	2.700% due 5/1/25(b)	93,235
859,000	BBB	4.300% due 6/18/29(b)	965,290
300,000	BBB	3.400% due 5/1/30(b)	320,372
		QUALCOMM Inc., Senior Unsecured Notes:
30,000	A-	4.650% due 5/20/35	37,525
137,000	A-	4.300% due 5/20/47	174,672
90,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 1.750% due 5/4/30	88,621

		Total Semiconductors	7,677,832

Shipbuilding - 0.0%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
185,000	BBB-	3.483% due 12/1/27	197,448
223,000	BBB-	2.043% due 8/16/28(b)	219,844

		Total Shipbuilding	417,292

Software - 0.9%
		Activision Blizzard Inc., Senior Unsecured Notes:
189,000	A-	3.400% due 9/15/26	202,696
144,000	A-	2.500% due 9/15/50	125,543
		Autodesk Inc., Senior Unsecured Notes:
59,000	BBB	4.375% due 6/15/25	64,598
190,000	BBB	2.850% due 1/15/30	199,260
232,000	BBB	Citrix Systems Inc., Senior Unsecured Notes, 3.300% due 3/1/30	235,046
476,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 1.850% due 2/15/31	455,280
142,000	BBB	Fidelity National Information Services Inc., Senior Unsecured Notes, 3.100% due 3/1/41	142,156
439,000	BBB	Fiserv Inc., Senior Unsecured Notes, 3.500% due 7/1/29	469,088
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	281,248
70,000	AAA	2.700% due 2/12/25	73,360
1,030,000	AAA	2.400% due 8/8/26	1,075,545
670,000	AAA	3.300% due 2/6/27	727,433
98,000	AAA	4.200% due 11/3/35	121,052
5,000	AAA	3.450% due 8/8/36	5,755
7,000	AAA	2.525% due 6/1/50	6,935
18,000	AAA	2.921% due 3/17/52	19,183
8,000	AAA	2.675% due 6/1/60	8,045

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Software - 0.9% - (continued)
$ 42,000	AAA	3.041% due 3/17/62	$45,763
		Oracle Corp., Senior Unsecured Notes:
570,000	BBB+	1.650% due 3/25/26	567,807
762,000	BBB+	2.800% due 4/1/27	791,290
235,000	BBB+	3.250% due 11/15/27	248,827
520,000	BBB+	2.300% due 3/25/28	523,528
785,000	BBB+	2.875% due 3/25/31	804,118
411,000	BBB+	4.300% due 7/8/34	464,885
506,000	BBB+	3.900% due 5/15/35	553,625
267,000	BBB+	3.850% due 7/15/36	291,193
444,000	BBB+	3.800% due 11/15/37	473,972
214,000	BBB+	3.600% due 4/1/40	222,911
322,000	BBB+	5.375% due 7/15/40	405,174
570,000	BBB+	3.650% due 3/25/41	595,078
122,000	BBB+	3.950% due 3/25/51	132,579
		salesforce.com Inc., Senior Unsecured Notes:
130,000	A+	3.250% due 4/11/23	134,295
450,000	A+	3.700% due 4/11/28	502,606
50,000	A+	3.050% due 7/15/61	52,891
		VMware Inc., Senior Unsecured Notes:
247,000	BBB-	1.800% due 8/15/28	240,885
162,000	BBB-	4.700% due 5/15/30	188,249

		Total Software	11,451,899

Telecommunications - 2.6%
		AT&T Inc., Senior Unsecured Notes:
1,000,000	BBB	zero coupon, due 11/27/22(b)	993,096
20,000	BBB	4.250% due 3/1/27	22,158
472,000	BBB	2.300% due 6/1/27	480,257
170,000	BBB	1.650% due 2/1/28	165,418
306,000	BBB	4.100% due 2/15/28	341,300
184,000	BBB	4.350% due 3/1/29	207,518
660,000	BBB	4.300% due 2/15/30	745,732
1,660,000	BBB	2.550% due 12/1/33	1,606,591
404,000	BBB	4.500% due 5/15/35	466,480
47,000	BBB	5.250% due 3/1/37	58,658
30,000	BBB	4.900% due 6/15/42	36,584
70,000	BBB	3.100% due 2/1/43	67,734
73,000	BBB	4.350% due 6/15/45	83,078
820,000	BBB	4.750% due 5/15/46	1,000,950
238,000	BBB	4.500% due 3/9/48	281,396
422,000	BBB	5.150% due 2/15/50	543,534
167,000	BBB	3.650% due 6/1/51	173,637
503,000	BBB	3.550% due 9/15/55	509,625
1,095,000	BBB	3.800% due 12/1/57	1,152,519
45,000	BBB	3.650% due 9/15/59	45,649
50,000	BBB	3.850% due 6/1/60	52,449
305,000	BBB	3.500% due 2/1/61	301,720
200,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 3.250% due 6/3/31(b)	204,784
125,000	B	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(b)	121,143
25,000	BBB+	Corning Inc., Senior Unsecured Notes, 4.375% due 11/15/57	30,821
160,000	B+	Frontier Communications Holdings LLC, Senior Secured Notes, 5.000% due 5/1/28(b)	160,744
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
400,000	WR(c)	5.500% due 8/1/23(h)	194,766

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Telecommunications - 2.6% - (continued)
$ 184,000	WR(c)	8.500% due 10/15/24(b)(h)	$92,793
605,000	WR(c)	9.750% due 7/15/25(b)(h)	299,133
		Level 3 Financing Inc., Senior Secured Notes:
586,000	BBB-	3.400% due 3/1/27(b)	601,763
720,000	BBB-	3.875% due 11/15/29(b)	744,685
430,000	BB-	Lumen Technologies Inc., Senior Unsecured Notes, 5.375% due 6/15/29(b)	418,523
		Motorola Solutions Inc., Senior Unsecured Notes:
186,000	BBB-	4.600% due 2/23/28	213,571
341,000	BBB-	4.600% due 5/23/29	391,617
253,000	BBB-	2.300% due 11/15/30	248,502
172,000	BBB-	2.750% due 5/24/31	173,383
150,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	175,841
34,000	BB+	Sprint Corp., Company Guaranteed Notes, 7.875% due 9/15/23	37,401
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
1,229,375	A2(c)	4.738% due 3/20/25(b)	1,283,799
1,090,000	A2(c)	5.152% due 3/20/28(b)	1,223,735
330,000	BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 4.103% due 3/8/27	364,552
		T-Mobile USA Inc.:
		Company Guaranteed Notes:
740,000	BB+	2.250% due 2/15/26	731,860
192,000	BB+	4.750% due 2/1/28	200,827
110,000	BB+	2.625% due 2/15/29	106,292
80,000	BB+	2.875% due 2/15/31	77,550
1,000,000	BB+	3.500% due 4/15/31	1,019,020
		Senior Secured Notes:
360,000	BBB-	3.500% due 4/15/25	381,584
1,910,000	BBB-	3.750% due 4/15/27	2,056,390
30,000	BBB-	2.050% due 2/15/28	29,570
525,000	BBB-	3.875% due 4/15/30	571,387
900,000	BBB-	2.550% due 2/15/31	887,949
290,000	BBB-	2.250% due 11/15/31	278,824
450,000	BBB-	4.375% due 4/15/40	513,280
60,000	BBB-	3.000% due 2/15/41	57,765
10,000	BBB-	3.300% due 2/15/51	9,754
		Verizon Communications Inc., Senior Unsecured Notes:
220,000	BBB+	2.625% due 8/15/26	229,548
223,000	BBB+	4.125% due 3/16/27	248,666
129,000	BBB+	3.000% due 3/22/27	136,335
360,000	BBB+	2.100% due 3/22/28	360,131
986,000	BBB+	4.329% due 9/21/28	1,124,442
362,000	BBB+	3.875% due 2/8/29	401,147
234,000	BBB+	4.016% due 12/3/29	262,698
1,495,000	BBB+	3.150% due 3/22/30	1,588,656
177,000	BBB+	1.500% due 9/18/30	166,361
138,000	BBB+	1.680% due 10/30/30	130,387
140,000	BBB+	1.750% due 1/20/31	132,729
1,225,000	BBB+	2.550% due 3/21/31	1,237,415
1,025,000	BBB+	2.355% due 3/15/32(b)	1,017,247
630,000	BBB+	4.500% due 8/10/33	743,807
140,000	BBB+	4.400% due 11/1/34	164,253
71,000	BBB+	5.850% due 9/15/35	95,983
150,000	BBB+	5.250% due 3/16/37	197,275
397,000	BBB+	2.650% due 11/20/40	379,899

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.8% - (continued)
Telecommunications - 2.6% - (continued)
$ 100,000	BBB+	4.125% due 8/15/46	$117,931
291,000	BBB+	4.862% due 8/21/46	383,810
20,000	BBB+	5.500% due 3/16/47	28,585
50,000	BBB+	4.000% due 3/22/50	58,741
430,000	BBB+	2.875% due 11/20/50	420,318
114,000	BBB+	2.987% due 10/30/56	110,555
184,000	BBB+	3.000% due 11/20/60	178,094
450,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.250% due 1/31/31(b)	431,444
		Vodafone Group PLC, Senior Unsecured Notes:
19,000	BBB	4.125% due 5/30/25	20,684
190,000	BBB	4.375% due 5/30/28	214,838
116,000	BBB	5.250% due 5/30/48	151,689
1,035,000	BBB	4.875% due 6/19/49	1,299,371

		Total Telecommunications	35,272,730

Transportation - 0.3%
351,000	AA-	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.150% due 12/15/48	435,944
		CSX Corp., Senior Unsecured Notes:
82,000	BBB+	2.600% due 11/1/26	86,332
114,000	BBB+	3.250% due 6/1/27	122,592
56,000	BBB+	4.100% due 3/15/44	65,929
31,000	BBB+	3.350% due 9/15/49	33,474
60,000	BBB+	2.500% due 5/15/51	55,943
		FedEx Corp., Company Guaranteed Notes:
452,000	BBB	4.250% due 5/15/30	517,698
91,000	BBB	4.900% due 1/15/34	111,322
		Norfolk Southern Corp., Senior Unsecured Notes:
282,000	BBB+	2.550% due 11/1/29	292,433
33,000	BBB+	4.800% due 8/15/43	40,152
		Ryder System Inc., Senior Unsecured Notes:
69,000	BBB	2.500% due 9/1/24	71,500
410,000	BBB	4.625% due 6/1/25	452,065
161,000	BBB	2.900% due 12/1/26	168,934
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A-	4.163% due 7/15/22	64,832
50,000	A-	3.750% due 7/15/25	54,220
60,000	A-	2.150% due 2/5/27	61,562
651,000	A-	2.891% due 4/6/36	680,859
35,000	A-	4.300% due 3/1/49	44,210
234,000	A-	3.250% due 2/5/50	254,645
300,000	A-	3.839% due 3/20/60	356,432
160,000	A-	3.750% due 2/5/70	187,078
		United Parcel Service Inc., Senior Unsecured Notes:
264,000	A-	3.400% due 3/15/29	287,516
41,000	A-	2.500% due 9/1/29	42,913
43,000	A-	4.450% due 4/1/30	50,815

		Total Transportation	4,539,400

Trucking & Leasing - 0.0%
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
110,000	BBB	2.700% due 11/1/24(b)	113,916
97,000	BBB	3.950% due 3/10/25(b)	104,014
164,000	BBB	4.000% due 7/15/25(b)	177,413
51,000	BBB	1.700% due 6/15/26(b)	50,658

		Total Trucking & Leasing	446,001

		TOTAL CORPORATE BONDS & NOTES (Cost - $381,569,115)	399,227,149

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 22.0%
FHLMC - 4.2%
	Federal Home Loan Mortgage Corp. (FHLMC):
$ 521,128	4.500% due 4/1/29 - 12/1/48	$560,858
268,999	5.500% due 1/1/30 - 2/1/40	306,951
4,131,174	3.000% due 3/1/31 - 1/1/48	4,355,783
11,275,724	2.500% due 11/1/31 - 9/1/51	11,592,459
14,472,113	3.500% due 4/1/33 - 2/1/51	15,515,109
697,239	5.000% due 12/1/34 - 11/1/48	778,839
13,236,698	2.000% due 3/1/36 - 11/1/51	13,355,600
28,675	6.000% due 5/1/38 - 6/1/39	33,401
8,992	7.000% due 3/1/39	10,507
83,204	6.500% due 9/1/39	94,331
6,906,289	4.000% due 9/1/40 - 3/1/50	7,568,185
124,994	2.062% (5-Year CMT Index + 1.285%) due 3/1/47(d)	128,402
261,494	2.877% (1-Year USD-LIBOR + 1.621%) due 11/1/47(d)	270,253
725,822	3.014% (1-Year USD-LIBOR + 1.628%) due 11/1/48(d)	752,470
179,298	3.092% (1-Year USD-LIBOR + 1.622%) due 2/1/50(d)	186,031
1,653,249	1.500% due 11/1/50	1,600,636

	Total FHLMC	57,109,815

FNMA - 14.3%
	Federal National Mortgage Association (FNMA):
1,113,069	5.000% due 6/1/22 - 12/1/49	1,245,309
899,120	5.500% due 3/1/23 - 9/1/56	1,037,042
6,245,308	4.500% due 3/1/24 - 8/1/58	6,840,430
6,806,096	4.000% due 4/1/24 - 6/1/57	7,370,160
13,658,420	3.500% due 11/1/25 - 2/1/50	14,534,398
23,065,301	2.500% due 11/1/27 - 11/1/51	23,762,900
18,752,724	3.000% due 12/1/27 - 11/1/50	19,722,865
1,147,832	3.640% due 3/1/28	1,278,369
77,404	3.160% due 5/1/29	84,799
400,000	2.790% due 8/1/29	431,936
93,278	1.789% (1-Year USD-LIBOR + 1.539%) due 3/1/34(d)	93,282
232,371	6.000% due 8/1/34 - 7/1/41	263,800
313,133	3.360% due 7/1/35	346,205
15,570	1.924% (1-Year Treasury Average Rate + 1.846%) due 10/1/35(d)	16,263
4,537	1.877% (1-Year Treasury Average Rate + 1.790%) due 11/1/35(d)	4,731
13,285	2.020% (1-Year Treasury Average Rate + 1.939%) due 11/1/35(d)	13,915
3,213,013	1.500% due 12/1/35 - 8/1/51	3,191,472
23,450,932	2.000% due 7/1/36 - 11/1/51	23,556,685
5,065,000	1.500% due 1/1/37(i)	5,082,609
41,500,000	2.000% due 1/1/37 - 1/1/52(i)	41,578,328
20,564	7.000% due 4/1/37	23,286
41,176	1.515% (1-Year USD-LIBOR + 1.265%) due 5/1/37(d)	41,334
147,185	6.500% due 9/1/37 - 5/1/40	170,390
33,450,000	2.500% due 12/1/51 - 1/1/52(i)	34,208,022
6,375,000	3.000% due 12/1/51 - 1/1/52(i)	6,614,783

	Total FNMA	191,513,313

GNMA - 3.5%
	Government National Mortgage Association (GNMA):
19,651	6.000% due 12/15/33 - 6/15/37	22,100

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 22.0% - (continued)
GNMA - 3.5% - (continued)
$ 308,850		5.000% due 10/15/34 - 9/15/40	$353,850
26,975		5.500% due 5/15/37 - 6/15/38	31,397
39,697		6.500% due 1/15/38 - 10/15/38	46,122
60,895		4.500% due 3/15/41	68,789
430,874		4.000% due 6/15/41 - 11/15/45	485,137
227,441		3.000% due 9/15/42 - 10/15/42	240,388
157,987		3.500% due 6/15/48 - 5/15/50	168,477
		Government National Mortgage Association II (GNMA):
53,252		6.000% due 7/20/37 - 11/20/40	61,734
2,751,083		4.500% due 1/20/40 - 12/20/50	2,957,209
400,760		5.000% due 7/20/40 - 10/20/48	443,037
3,823,230		4.000% due 11/20/40 - 4/20/50	4,102,326
7,770,031		3.000% due 1/20/43 - 6/20/51	8,082,879
7,637,184		3.500% due 6/20/43 - 2/20/51	8,058,801
5,242,789		2.500% due 9/20/50 - 11/20/51	5,395,691
5,765,286		2.000% due 12/20/50 - 11/20/51	5,846,933
4,000,000		2.000% due 1/20/52(i)	4,044,375
5,725,000		2.500% due 1/20/52(i)	5,873,045
100,000		3.000% due 12/20/52(i)	103,637

		Total GNMA	46,385,927

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $293,419,986)	295,009,055

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%
984,567	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.312% (1-Month USD-LIBOR + 0.220%) due 2/25/37(d)	978,641
109,035	Aaa(c)	ACRES Commercial Realty Corp., Series 2020-RSO8, Class A, 1.312% (30-Day SOFR + 1.264%) due 3/15/35(b)(d)	109,171
76,684	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.742% (1-Month USD-LIBOR + 0.650%) due 6/25/29(d)	62,564
1,100,000	Aaa(c)	AGL CLO 1 Ltd., Series 2019-1A, Class AR, zero coupon, (3-Month USD-LIBOR+ 1.180%) due 10/20/34(b)(d)	1,100,960
1,000,000	AAA	Allegro CLO XI Ltd., Series 2019-2A, Class A1A, 1.514% (3-Month USD-LIBOR + 1.390%) due 1/19/33(b)(d)	1,001,935
832,123	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 0.712% (1-Month USD-LIBOR + 0.620%) due 11/25/35(d)	804,107
673,200	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.194% due 6/5/49(b)	684,616
210,000	Baa2(c)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(b)	218,277
890,000	(P)Aaa(c)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 1.440% (1-Month USD-LIBOR + 1.350%) due 11/15/36(b)(d)	892,091
		Asset-Backed Securities Corp. Home Equity Loan Trust:
554,339	BB	Series 2007-HE1, Class A1B, 0.242% (1-Month USD-LIBOR + 0.150%) due 12/25/36(d)	541,430
750,167	CCC	Series 2007-HE1, Class A4, 0.232% (1-Month USD-LIBOR + 0.140%) due 12/25/36(d)	738,634
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(b)	501,488
420,000	AAA(k)	Series 2018-PARK, Class A, 4.227% due 8/10/38(b)(d)	471,199
820,000	AAA	Series 2019-BPR, Class AMP, 3.287% due 11/5/32(b)	843,161
710,000	AAA(k)	Series 2020-JGDN, Class A, 2.840% (1-Month USD-LIBOR + 2.750%) due 11/15/30(b)(d)	720,956
25,638	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 2.448% due 7/25/34(d)	26,200
411,067	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 0.932% (3-Month USD-LIBOR + 0.800%) due 1/20/28(b)(d)	410,635
118,180	WD(k)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.162% due 5/25/47(d)	117,214
57,045	CCC	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 2.603% due 5/25/35(d)	57,527
295,343	CC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(d)	300,201
		Benchmark Mortgage Trust:
280,820	AAA	Series 2018-B1, Class A2, 3.571% due 1/15/51	286,136
348,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	368,674
2,197,217	Aa1(c)	Series 2021-B28, Class XA, 1.404% due 8/15/54(d)(l)	209,351
775,000	AAA	BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 1.112% (3-Month USD-LIBOR + 0.980%) due 7/20/29(b)(d)	774,692

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% - (continued)
		BX Commercial Mortgage Trust:
$ 504,000	NR	Series 2018-IND, Class G, 2.140% (1-Month USD-LIBOR + 2.050%) due 11/15/35(b)(d)	$502,551
940,000	AAA	Series 2019-IMC, Class A, 1.089% (1-Month USD-LIBOR + 1.000%) due 4/15/34(b)(d)	939,051
300,000	Baa2(c)	Series 2021-XL2, Class D, 1.487% (1-Month USD-LIBOR + 1.397%) due 10/15/38(b)(d)	294,510
220,000	BBB-	BX Trust, Series 2021-ARIA, Class D, 1.985% (1-Month USD-LIBOR + 1.895%) due 10/15/36(b)(d)	219,467
1,992,496	AA+	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.431% due 5/10/50(d)(l)	97,283
545,000	AA+	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(b)	557,412
44,014	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 2.512% due 2/25/37(d)	44,836
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
283,932	BBB	Series 2004-2A, Class A1, 0.362% (1-Month USD-LIBOR + 0.270%) due 5/25/35(b)(d)	284,977
1,219,284	CCC	Series 2004-2A, Class B1, 0.613% due 5/25/35(b)(d)	1,096,099
		CIM Trust:
515,172	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(b)(d)	514,834
531,046	NR	Series 2018-R6, Class A1, 1.162% (1-Month USD-LIBOR + 1.076%) due 9/25/58(b)(d)	528,508
1,176,312	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(b)(d)	1,184,605
657,156	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(b)(d)	648,522
1,355,190	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(b)(d)	1,345,171
1,455,296	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(b)(d)	1,453,884
1,664,013	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(b)(d)	1,659,691
		Citigroup Commercial Mortgage Trust:
140,000	Aaa(c)	Series 2013-375P, Class A, 3.251% due 5/10/35(b)	143,449
575,000	Aaa(c)	Series 2015-P1, Class A5, 3.717% due 9/15/48	616,229
285,000	Aa3(c)	Series 2016-C2, Class B, 3.176% due 8/10/49	291,409
740,000	Aaa(c)	Series 2016-C3, Class A3, 2.896% due 11/15/49	774,955
1,017,216	Aaa(c)	Series 2016-GC37, Class A3, 3.050% due 4/10/49	1,049,143
500,000	Aaa(c)	Series 2016-P5, Class A4, 2.941% due 10/10/49	525,418
355,000	Aaa(c)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	374,112
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 0.532% (1-Month USD-LIBOR + 0.440%) due 9/25/36(d)	576,678
		Commercial Mortgage Trust:
190,000	AA-(k)	Series 2013-300P, Class B, 4.540% due 8/10/30(b)(d)	196,880
260,000	D	Series 2013-CR9, Class E, 4.421% due 7/10/45(b)(d)(g)	102,180
534,843	Aaa(c)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	558,593
40,000	A2(c)	Series 2013-CR12, Class B, 4.762% due 10/10/46(d)	41,577
20,000	Ba1(c)	Series 2013-CR12, Class C, 5.241% due 10/10/46(d)	19,893
205,000	Baa3(c)	Series 2014-CR17, Class C, 4.946% due 5/10/47(d)	214,832
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	148,098
272,410	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	278,499
210,000	A-(k)	Series 2014-CR21, Class C, 4.569% due 12/10/47(d)	215,791
345,000	Aaa(c)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	367,482
2,906,514	Aa1(c)	Series 2015-CR25, Class XA, 0.973% due 8/10/48(d)(l)	75,911
175,000	Aaa(c)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	187,573
901,981	Aaa(c)	Series 2015-CR27, Class A3, 3.349% due 10/10/48	941,018
465,000	Aaa(c)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	524,771
		Countrywide Asset-Backed Certificates:
67,852	CCC	Series 2006-SD3, Class A1, 0.752% (1-Month USD-LIBOR + 0.660%) due 7/25/36(b)(d)	66,439
212,204	AA	Series 2007-13, Class 2A2, 0.892% (1-Month USD-LIBOR + 0.800%) due 10/25/47(d)	211,483
		Countrywide Home Loan Mortgage Pass-Through Trust:
60,207	WR(c)	Series 2005-11, Class 3A3, 2.540% due 4/25/35(d)	49,360
43,397	WR(c)	Series 2005-11, Class 6A1, 0.692% (1-Month USD-LIBOR + 0.600%) due 3/25/35(d)	35,075
		Credit Suisse Commercial Mortgage Capital Trust:
1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(b)	988,923
139,443	NR	Series 2015-5R, Class 1A1, 1.013% due 9/27/46(b)(d)	139,931
345,610	NR	Series 2021-2R, Class 1A1, 1.838% (1-Month USD-LIBOR + 1.750%) due 7/25/47(b)(d)	351,699
220,000	AAA(k)	Series 2021-NQM7, Class A1, 1.756% due 10/25/66(b)(d)	221,428
1,577,356	NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(b)(d)	1,582,789

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% - (continued)
$ 152,000	BBB-	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 3.690% (1-Month USD-LIBOR + 3.600%) due 1/15/34(b)(d)	$150,797
35,536	WR(c)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	35,451
		Credit Suisse Mortgage Capital Certificates:
660,000	Aaa(c)	Series 2019-ICE4, Class A, 1.070% (1-Month USD-LIBOR + 0.980%) due 5/15/36(b)(d)	660,771
950,000	B2(c)	Series 2019-ICE4, Class F, 2.740% (1-Month USD-LIBOR + 2.650%) due 5/15/36(b)(d)	945,023
		CSAIL Commercial Mortgage Trust:
295,000	Aaa(c)	Series 2015-C1, Class A4, 3.505% due 4/15/50	311,382
270,000	Aaa(c)	Series 2015-C3, Class A4, 3.718% due 8/15/48	288,569
1,000,000	Aaa(c)	Series 2016-C5, Class A5, 3.757% due 11/15/48	1,074,392
180,000	Aaa(c)	Series 2021-C20, Class A3, 2.805% due 3/15/54	188,544
280,000	Aa3(c)	CSMC NET, Series 2020-NET, Class B, 2.816% due 8/15/37(b)	284,281
777,749	AAA(k)	CSMC Trust, Series 2018-J1, Class A2, 3.500% due 2/25/48(b)(d)	791,285
645,225	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 0.310% (1-Month USD-LIBOR + 0.220%) due 2/15/29(d)	617,085
350,000	AA-(k)	DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.195% due 5/10/49(d)	369,877
1,417,000	Aaa(c)	DBWF Mortgage Trust, Series 2018-AMXP, Class A, 3.873% due 5/5/35(b)(d)	1,418,323
390,000	Aaa(c)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(b)	411,181
31,557	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.889% (1-Month USD-LIBOR + 0.800%) due 11/19/44(d)	30,524
700,000	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 1.356% (3-Month USD-LIBOR + 1.200%) due 8/15/30(b)(d)	700,355
203,963	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.642% (1-Month USD-LIBOR + 2.550%) due 9/25/33(d)	206,236
825,704	Aaa(c)	Extended Stay America Trust, Series 2021-ESH, Class A, 1.170% (1-Month USD-LIBOR + 1.080%) due 7/15/38(b)(d)	826,544
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
57,465	NR	Series 334, Class S7, 6.011% (6.100% - 1-Month USD-LIBOR) due 8/15/44(j)(l)	11,140
88,410	NR	Series 353, Class S1, 5.911% (6.000% - 1-Month USD-LIBOR) due 12/15/46(j)(l)	16,590
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
4,109	NR	Series 1865, Class DA, 30.304% (31.310% - 11th District Cost of Funds Index) due 2/15/24(j)(l)	601
16,344	NR	Series 3451, Class SB, 5.941% (6.030% - 1-Month USD-LIBOR) due 5/15/38(j)(l)	2,451
51,939	NR	Series 3621, Class SB, 6.141% (6.230% - 1-Month USD-LIBOR) due 1/15/40(j)(l)	9,886
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	618,229
625,919	NR	Series 3866, Class SA, 5.861% (5.950% - 1-Month USD-LIBOR) due 5/15/41(j)(l)	98,789
165,898	NR	Series 3947, Class SG, 5.861% (5.950% - 1-Month USD-LIBOR) due 10/15/41(j)(l)	25,456
16,877	NR	Series 3973, Class SA, 6.401% (6.490% - 1-Month USD-LIBOR) due 12/15/41(j)(l)	3,568
164,911	NR	Series 4203, Class PS, 6.161% (6.250% - 1-Month USD-LIBOR) due 9/15/42(j)(l)	19,894
118,363	NR	Series 4210, Class Z, 3.000% due 5/15/43	123,756
68,644	NR	Series 4239, Class IO, 3.500% due 6/15/27(l)	3,170
338,659	NR	Series 4316, Class XZ, 4.500% due 3/15/44	378,765
52,857	NR	Series 4335, Class SW, 5.911% (6.000% - 1-Month USD-LIBOR) due 5/15/44(j)(l)	9,589
873,066	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	957,363
254,986	NR	Series 4879, Class BC, 3.000% due 4/15/49	261,677
77,484	NR	Series 5010, Class IK, 2.500% due 9/25/50(l)	9,692
269,703	NR	Series 5010, Class JI, 2.500% due 9/25/50(l)	38,623
93,394	NR	Series 5013, Class IN, 2.500% due 9/25/50(l)	13,239
186,082	NR	Series 5018, Class MI, 2.000% due 10/25/50(l)	23,745
87,626	NR	Series 5040, Class IB, 2.500% due 11/25/50(l)	9,904
395,618	NR	Series 5140, Class NI, 2.500% due 5/25/49(l)	53,654
495,130	NR	Series 5148, Class BI, 2.500% due 1/25/49(l)	66,001
199,077	NR	Series 5148, Class CI, 2.000% due 6/25/49(l)	22,946
52,984	NR	Series R007, Class ZA, 6.000% due 5/15/36	61,211
410,000	BB+	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk REMIC, Series 2021-DNA1, Class M2, 1.850% (30-Day SOFR + 1.800%) due 1/25/51(b)(d)	410,746
		Federal National Mortgage Association (FNMA), ACES:
5,538,135	NR	Series 2013-M7, Class X2, 0.276% due 12/27/22(d)(l)	6,189
3,829,415	NR	Series 2015-M7, Class X2, 0.577% due 12/25/24(d)(l)	45,379
16,287,025	NR	Series 2015-M8, Class X2, 0.178% due 1/25/25(d)(l)	42,529
100,000	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(d)	107,796

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% - (continued)
$ 199,130	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	$210,302
112,740	NR	Series 2019-M28, Class AV, 2.232% due 2/25/27	116,713
594,880	NR	Series 2020-M36, Class X1, 1.559% due 9/25/34(d)(l)	59,776
		Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
695,709	BB*(k)	Series 2014-C02, Class 1M2, 2.692% (1-Month USD-LIBOR + 2.600%) due 5/25/24(d)	703,258
832,537	Baa3(c)	Series 2017-C03, Class 1M2, 3.092% (1-Month USD-LIBOR + 3.000%) due 10/25/29(b)(d)	852,790
859,586	BB(k)	Series 2017-C07, Class 1M2, 2.492% (1-Month USD-LIBOR + 2.400%) due 5/25/30(b)(d)	871,580
755,600	BB+(k)	Series 2018-C01, Class 1M2, 2.342% (1-Month USD-LIBOR + 2.250%) due 7/25/30(b)(d)	765,122
553,092	BB-(k)	Series 2018-C06, Class 1M2, 2.092% (1-Month USD-LIBOR + 2.000%) due 3/25/31(b)(d)	556,983
		Federal National Mortgage Association (FNMA), Grantor Trust:
52,418	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(d)	53,534
99,550	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	105,863
		Federal National Mortgage Association (FNMA), Interest Strip:
65,109	NR	Series 409, Class C13, 3.500% due 11/25/41(l)	6,298
138,712	NR	Series 409, Class C18, 4.000% due 4/25/42(l)	19,181
18,893	NR	Series 409, Class C22, 4.500% due 11/25/39(l)	2,713
		Federal National Mortgage Association (FNMA), REMICS:
16,188	NR	Series 2004-38, Class FK, 0.442% (1-Month USD-LIBOR + 0.350%) due 5/25/34(d)	16,301
33,584	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	34,523
313,614	NR	Series 2006-51, Class SP, 6.558% (6.650% - 1-Month USD-LIBOR) due 3/25/36(j)(l)	36,668
157,710	NR	Series 2007-68, Class SC, 6.608% (6.700% - 1-Month USD-LIBOR) due 7/25/37(j)(l)	31,063
444,843	NR	Series 2008-18, Class SM, 6.908% (7.000% - 1-Month USD-LIBOR) due 3/25/38(j)(l)	62,924
412,241	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	436,831
129,867	NR	Series 2011-87, Class SG, 6.458% (6.550% - 1-Month USD-LIBOR) due 4/25/40(j)(l)	8,052
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	865,422
51,531	NR	Series 2012-35, Class SC, 6.408% (6.500% - 1-Month USD-LIBOR) due 4/25/42(j)(l)	10,030
67,840	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	78,699
103,190	NR	Series 2012-51, Class B, 7.000% due 5/25/42	125,074
1,704	NR	Series 2012-70, Class YS, 6.558% (6.650% - 1-Month USD-LIBOR) due 2/25/41(j)(l)	20
84,820	NR	Series 2012-74, Class SA, 6.558% (6.650% - 1-Month USD-LIBOR) due 3/25/42(j)(l)	13,394
14,137	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(a)	13,374
39,153	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(l)	1,746
62,168	NR	Series 2012-133, Class CS, 6.058% (6.150% - 1-Month USD-LIBOR) due 12/25/42(j)(l)	11,143
250,246	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	295,670
205,607	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	232,846
54,209	NR	Series 2013-54, Class BS, 6.058% (6.150% - 1-Month USD-LIBOR) due 6/25/43(j)(l)	11,246
44,672	NR	Series 2013-73, Class IA, 3.000% due 9/25/32(l)	2,721
228,009	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	235,124
178,270	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	182,857
153,348	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	159,127
205,743	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	192,253
175,448	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(l)	25,784
587,888	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(l)	75,610
397,821	NR	Series 2021-69, Class IJ, 2.500% due 1/25/49(l)	52,157
		FHLMC Multifamily Structured Pass-Through Certificates:
2,500,000	AAA(k)	Series K104, Class XAM, 1.505% due 1/25/30(d)(l)	262,209
1,037,708	AAA(k)	Series K736, Class X1, 1.436% due 7/25/26(d)(l)	51,588
4,000,000	AAA(k)	Series K743, Class X1, 1.028% due 5/25/28(d)(l)	219,409
1,962,537	NR	Series KF73, Class AL, 0.688% (1-Month USD-LIBOR + 0.600%) due 11/25/29(d)	1,978,171
236,585	NR	Series KIR2, Class A1, 2.748% due 3/25/27	247,139
		FHLMC Structured Agency Credit Risk Debt Notes:
268,748	A3(c)	Series 2016-DNA1, Class M3, 5.639% (1-Month USD-LIBOR + 5.550%) due 7/25/28(d)	281,621
655,000	BBB(k)	Series 2017-DNA2, Class M2, 3.542% (1-Month USD-LIBOR + 3.450%) due 10/25/29(d)	676,972

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% - (continued)
$ 234,224	BBB-(k)	Series 2017-HRP1, Class M2, 2.542% (1-Month USD-LIBOR + 2.450%) due 12/25/42(d)	$235,919
		First Franklin Mortgage Loan Trust:
1,135,717	CC	Series 2006-FF13, Class A2D, 0.572% (1-Month USD-LIBOR + 0.480%) due 10/25/36(d)	928,464
647,671	CCC	Series 2006-FF15, Class A2, 0.212% (1-Month USD-LIBOR + 0.120%) due 11/25/36(d)	625,482
431,914	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 2.238% (1-Month USD-LIBOR + 2.150%) due 1/25/26(b)(d)	431,036
167,677	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(d)	175,566
1,050,000	(P)AA	GoldentTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class B, zero coupon, (3-Month USD-LIBOR + 1.600%) due 10/20/34(b)(d)	1,050,525
		Government National Mortgage Association (GNMA):
315,137	NR	Series 2007-51, Class SG, 6.489% (6.580% - 1-Month USD-LIBOR) due 8/20/37(j)(l)	41,410
1,005,635	NR	Series 2008-51, Class GS, 6.141% (6.230% - 1-Month USD-LIBOR) due 6/16/38(j)(l)	179,767
15,335	NR	Series 2010-85, Class HS, 6.559% (6.650% - 1-Month USD-LIBOR) due 1/20/40(j)(l)	652
192,574	NR	Series 2012-H27, Class AI, 1.755% due 10/20/62(d)(l)	9,198
122,877	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(l)	11,462
902,636	NR	Series 2013-85, Class IA, 0.266% due 3/16/47(d)(l)	9,893
103,468	NR	Series 2013-107, Class AD, 2.767% due 11/16/47(d)	106,322
95,474	NR	Series 2014-105, Class IO, 0.121% due 6/16/54(d)(l)	2,843
1,259,921	NR	Series 2014-H20, Class FA, 0.505% (1-Month USD-LIBOR + 0.430%) due 10/20/64(d)	1,263,063
59,213	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(l)	9,017
203,916	NR	Series 2015-167, Class SA, 6.159% (6.250% - 1-Month USD-LIBOR) due 11/20/45(j)(l)	38,667
58,945	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(l)	10,187
56,203	NR	Series 2016-135, Class SB, 6.011% (6.100% - 1-Month USD-LIBOR) due 10/16/46(j)(l)	15,549
89,598	NR	Series 2017-187, Class SJ, 6.109% (6.200% - 1-Month USD-LIBOR) due 12/20/47(j)(l)	16,853
580,112	NR	Series 2017-H22, Class IC, 2.254% due 11/20/67(d)(l)	40,399
118,800	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	126,513
17,140	NR	Series 2018-130, Class A, 3.250% due 5/16/59	17,410
225,851	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	235,305
437,903	NR	Series 2019-86, Class C, 2.500% due 3/20/49	449,318
142,705	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	146,330
348,005	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(l)	45,912
87,871	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(l)	13,138
93,689	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(l)	11,889
276,084	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(l)	34,875
92,012	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(l)	12,226
92,872	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(l)	12,738
94,654	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(l)	12,295
92,798	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(l)	12,148
373,231	NR	Series 2020-160, Class YI, 2.500% due 10/20/50(l)	49,068
461,797	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(l)	46,836
254,199	NR	Series 2020-H09, Class FL, 1.241% (1-Month USD-LIBOR + 1.150%) due 5/20/70(d)	266,260
74,006	NR	Series 2020-H12, Class F, 0.591% (1-Month USD-LIBOR + 0.500%) due 7/20/70(d)	74,754
335,525	NR	Series 2020-H13, Class FA, 0.541% (1-Month USD-LIBOR + 0.450%) due 7/20/70(d)	338,328
71,929	NR	Series 2020-H13, Class FC, 0.541% (1-Month USD-LIBOR + 0.450%) due 7/20/70(d)	72,485
2,966,003	NR	Series 2021-133, Class IO, 0.880% due 7/16/63(d)(l)	239,601
683,573	A-	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 1.640% (1-Month USD-LIBOR + 1.550%) due 9/15/31(b)(d)	623,189
370,000	AAA	GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A, 1.240% (1-Month USD-LIBOR + 1.150%) due 5/15/26(b)(d)	370,775
		Harborview Mortgage Loan Trust:
63,674	AA+	Series 2004-5, Class 2A6, 2.312% due 6/19/34(d)	66,463
36,625	WD(k)	Series 2006-2, Class 1A, 2.598% due 2/25/36(d)	15,861
748,415	Caa2(c)	Series 2006-10, Class 1A1A, 0.289% (1-Month USD-LIBOR + 0.200%) due 11/19/36(d)	700,847
400,000	Aa2(c)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.600% due 11/1/35(b)(f)	400,000
780,000	CC	Home Equity Asset Trust, Series 2005-6, Class M5, 1.037% (1-Month USD-LIBOR + 0.945%) due 12/25/35(d)	776,590
60,845	AA	Impac CMB Trust, Series 2007-A, Class A, 0.592% (1-Month USD-LIBOR + 0.500%) due 5/25/37(b)(d)	60,865
710,000	AAA(k)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(b)	737,665

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% - (continued)
		Indymac Index Mortgage Loan Trust:
$ 1,047,644	CCC	Series 2005-AR14, Class 2A1A, 0.692% (1-Month USD-LIBOR + 0.600%) due 7/25/35(d)	$972,027
28,787	Caa2(c)	Series 2005-AR15, Class A2, 2.885% due 9/25/35(d)	27,178
326,446	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(b)	325,934
942,703	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.412% (1-Month USD-LIBOR + 0.320%) due 8/25/36(d)	337,922
		JP Morgan Chase Commercial Mortgage Securities Trust:
971,690	Aaa(c)	Series 2016-JP2, Class A3, 2.559% due 8/15/49	996,147
1,710,000	Caa1(c)	Series 2018-PHH, Class F, 4.660% (1-Month USD-LIBOR + 3.160%) due 6/15/35(b)(d)(g)	448,875
365,000	Aaa(c)	Series 2019-OSB, Class A, 3.397% due 6/5/39(b)	395,535
250,000	Baa3(c)	Series 2021-MHC, Class D, 1.790% (1-Month USD-LIBOR + 1.700%) due 4/15/38(b)(d)	249,945
934,597	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 0.677% (1-Month USD-LIBOR + 0.585%) due 5/25/35(d)	933,395
880,000	BB	JP Morgan Mortgage Acquisition Trust, Series 2007-CH2, Class MV2, 0.392% (1-Month USD-LIBOR + 0.300%) due 1/25/37(d)	864,318
		JP Morgan Mortgage Trust:
233,417	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(b)(d)	237,198
210,041	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(b)(d)	212,421
60,943	AAA	Series 2019-1, Class A11, 1.042% (1-Month USD-LIBOR + 0.950%) due 5/25/49(b)(d)	61,198
1,949,378	Aaa(c)	Series 2021-13, Class A3, 2.500% due 4/25/52(b)(d)	1,958,333
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(c)	Series 2013-C17, Class B, 5.049% due 1/15/47(d)	42,247
350,000	B(k)	Series 2014-C23, Class E, 3.364% due 9/15/47(b)(d)(g)	265,652
990,187	Aaa(c)	Series 2015-C28, Class A3, 2.912% due 10/15/48	1,009,368
		JPMDB Commercial Mortgage Securities Trust:
340,000	A(k)	Series 2017-C5, Class B, 4.009% due 3/15/50(d)	355,814
190,000	Aaa(c)	Series 2017-C7, Class A5, 3.409% due 10/15/50	205,127
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	144,933
460,000	AA	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class C, 4.021% due 7/5/32(b)	464,656
88,274	Aaa(c)	JPMorgan Trust, Series 2015-5, Class A9, 2.378% due 5/25/45(b)(d)	89,347
890,000	Aaa(c)	KREF Ltd., Series 2021-FL2, Class A, 1.159% (1-Month USD-LIBOR + 1.070%) due 2/15/39(b)(d)	891,486
		Legacy Mortgage Asset Trust:
669,727	NR	Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(b)	672,385
718,919	NR	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(b)	715,054
300,000	Baa2(c)	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432% due 10/15/46(b)	300,439
1,100,000	AAA	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 1.274% (3-Month USD-LIBOR + 1.150%) due 4/19/33(b)(d)	1,100,550
696,351	Aaa(c)	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 1.236% (3-Month USD-LIBOR + 1.080%) due 11/15/28(b)(d)	697,136
851,752	A	MAPS Trust, Series 2021-1A, Class A, 2.521% due 6/15/46(b)	848,443
191,893	BBB(k)	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.375% due 10/25/32(d)	191,709
234,328	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.342% (1-Month USD-LIBOR + 0.250%) due 7/25/37(d)	152,140
13,556	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 2.302% due 5/25/34(d)	13,578
258,268	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	269,738
500,000	AAA(k)	MKT Mortgage Trust, Series 2020-525M, Class A, 2.694% due 2/12/40(b)	516,647
		ML-CFC Commercial Mortgage Trust:
31,745	Ca(c)	Series 2007-5, Class AJ, 5.450% due 8/12/48(d)	15,558
4,731	WD(k)	Series 2007-9, Class AJ, 6.193% due 9/12/49(d)	4,662
		Morgan Stanley Bank of America Merrill Lynch Trust:
500,000	Aaa(c)	Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	524,999
595,723	Aaa(c)	Series 2016-C28, Class A3, 3.272% due 1/15/49(m)	620,108
390,000	Aaa(c)	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A, 2.966% due 12/15/38(b)	401,884
		New Residential Mortgage Loan Trust:
186,507	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(b)(d)	198,169
637,857	Aaa(c)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(b)(d)	665,127
363,548	AAA	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.850% due 11/20/50(b)	364,563
1,000,000	AAA	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class AR, 1.284% (3-Month USD-LIBOR + 1.160%) due 7/15/36(b)(d)	1,002,671
500,000	Aaa(c)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(b)	512,801

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% - (continued)
$ 306,457	BBB-	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 0.872% (1-Month USD-LIBOR + 0.780%) due 11/25/34(d)	$306,816
800,000	AAA	Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, 1.252% (3-Month USD-LIBOR + 1.130%) due 1/17/31(b)(d)	801,672
1,656,296	CCC	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2004-WWF1, Class M5, 1.892% (1-Month USD-LIBOR + 1.800%) due 12/25/34(d)	1,669,876
460,149	Aaa(c)	PFP Ltd., Series 2019-5, Class A, 1.061% (1-Month USD-LIBOR + 0.970%) due 4/14/36(b)(d)	458,773
		PFS Financing Corp.:
400,000	AAA	Series 2020-E, Class A, 1.000% due 10/15/25(b)	399,750
190,000	AAA	Series 2021-A, Class A, 0.710% due 4/15/26(b)	187,950
		PMT Credit Risk Transfer Trust:
377,086	NR	Series 2019-2R, Class A, 2.840% (1-Month USD-LIBOR + 2.750%) due 5/27/23(b)(d)	373,897
241,593	NR	Series 2019-3R, Class A, 2.790% (1-Month USD-LIBOR + 2.700%) due 10/27/22(b)(d)	241,857
		Prime Mortgage Trust:
9,773	WR(c)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(b)	9,757
628,844	WR(c)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(b)	608,031
1,535,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.961% due 1/15/32(b)(d)	1,597,509
1,110,000	Aaa(c)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 1.280% (1-Month USD-LIBOR + 1.200%) due 11/25/36(b)(d)	1,111,697
1,100,000	AA	Regata XII Funding Ltd., Series 2019-1A, Class BR, zero coupon, (3-Month USD-LIBOR + 1.600%) due 10/15/32(b)(d)	1,098,001
118,795	Caa2(c)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	122,384
		SBA Small Business Investment Cos.:
479,230	NR	Series 2018-10B, Class 1, 3.548% due 9/10/28	510,275
305,040	NR	Series 2019-10A, Class 1, 3.113% due 3/10/29	321,501
		Seasoned Credit Risk Transfer Trust:
108,302	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	112,758
790,000	B-(k)	Series 2019-1, Class M, 4.750% due 7/25/58(b)(d)	829,251
329,925	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	346,124
210,000	B-(k)	Series 2020-2, Class M, 4.250% due 11/25/59(b)(d)	217,792
707,588	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 0.851% (1-Month USD-LIBOR + 0.760%) due 4/20/33(d)	695,358
310,000	NR	Soho Trust, Series 2021-SOHO, Class B, 2.786% due 8/10/38(b)(d)	294,344
1,110,000	(P)AAA	SREIT Trust, Series 2021-MFP, Class A, 0.831% (1-Month USD-LIBOR + 0.731%) due 11/15/38(b)(d)	1,105,330
586,354	A	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 0.892% (1-Month USD-LIBOR + 0.800%) due 7/25/34(d)	583,331
60,557	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.589% (1-Month USD-LIBOR + 0.500%) due 7/19/35(d)	59,011
398,376	NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(b)	419,961
		Tharaldson Hotel Portfolio Trust:
81,008	AAA	Series 2018-THL, Class A, 1.140% (1-Month USD-LIBOR + 0.900%) due 11/11/34(b)(d)	80,996
291,629	B+	Series 2018-THL, Class E, 3.570% (1-Month USD-LIBOR + 3.330%) due 11/11/34(b)(d)	290,747
		Towd Point Mortgage Trust:
760,000	Ba2(c)	Series 2015-2, Class 1B3, 3.369% due 11/25/60(b)(d)	783,994
20,462	Aaa(c)	Series 2016-3, Class A1, 2.250% due 4/25/56(b)(d)	20,501
770,000	Baa3(c)	Series 2016-5, Class B2, 3.625% due 10/25/56(b)(d)	806,997
200,000	Aaa(c)	TPGI Trust, Series 2021-DGWD, Class A, 0.790% (1-Month USD-LIBOR + 0.700%) due 6/15/26(b)(d)	199,387
		UBS Commercial Mortgage Trust:
340,000	AA-(k)	Series 2018-C11, Class B, 4.713% due 6/15/51(d)	372,414
350,000	Aaa(c)	Series 2019-C17, Class A3, 2.669% due 10/15/52	362,245
1,036,000	Aaa(c)	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525% due 5/10/63	1,043,657
530,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(b)	539,018
		WaMu Mortgage Pass-Through Certificates Trust:
345,810	B-	Series 2005-AR1, Class A1B, 0.872% (1-Month USD-LIBOR + 0.780%) due 1/25/45(d)	341,042
149,130	BB-	Series 2005-AR4, Class A5, 2.841% due 4/25/35(d)	150,692
869,541	A-	Series 2005-AR19, Class A1B3, 0.792% (1-Month USD-LIBOR + 0.700%) due 12/25/45(d)	869,072
591,044	CCC	Series 2006-AR3, Class A1A, 1.083% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(d)	597,272
335,037	Ca(c)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 0.783% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(d)	299,613
		Wells Fargo Commercial Mortgage Trust:
120,000	Baa3(c)	Series 2013-LC12, Class B, 4.441% due 7/15/46(d)	119,598
1,000,000	Aa2(c)	Series 2015-C28, Class AS, 3.872% due 5/15/48(d)	1,060,657

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% - (continued)
$ 150,000		Aaa(c)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	$157,540
473,132		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	485,479
459,928		Aaa(c)	Series 2016-C33, Class A3, 3.162% due 3/15/59	478,954
11,476,382		Aaa(c)	Series 2018-C43, Class XA, 0.814% due 3/15/51(d)(l)	416,838
250,000		Aaa(c)	Series 2018-C44, Class A4, 3.948% due 5/15/51	274,192
3,478,088		Aaa(c)	Series 2019-C52, Class XA, 1.739% due 8/15/52(d)(l)	333,362
180,000		AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	193,201
162,308		Aaa(c)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(b)(d)	164,136
			WF-RBS Commercial Mortgage Trust:
1,511,858		Aa2(c)	Series 2012-C7, Class XA, 1.436% due 6/15/45(b)(d)(l)	1,917
118,891		Aaa(c)	Series 2013-C14, Class A4, 3.073% due 6/15/46	120,651

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $122,372,383)	116,974,511

SOVEREIGN BONDS - 3.5%
Argentina - 0.1%
			Argentine Republic Government International Bonds:
64,372		CCC+	1.000% due 7/9/29	21,565
1,852,700		CCC+	step bond to yield, 0.500% due 7/9/30	578,154

			Total Argentina	599,719

Brazil - 0.2%
656,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	488,693
1,224,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/27	216,069
			Brazilian Government International Bonds:
200,000		BB-	2.875% due 6/6/25	200,290
300,000		BB-	4.625% due 1/13/28	306,805
200,000		BB-	3.875% due 6/12/30	188,282
1,680,000		BB-	5.000% due 1/27/45	1,514,033

			Total Brazil	2,914,172

Canada - 0.1%
			Province of Manitoba Canada:
152,000		A+	3.050% due 5/14/24	160,305
1,025,000		A+	1.500% due 10/25/28	1,020,152

			Total Canada	1,180,457

Chile - 0.1%
			Chile Government International Bonds:
100,000		A	3.240% due 2/6/28	105,443
650,000		A	2.450% due 1/31/31	646,308
200,000		A	2.550% due 1/27/32	199,332
435,000		A	2.550% due 7/27/33	428,088

			Total Chile	1,379,171

Colombia - 0.1%
			Colombia Government International Bonds:
220,000		BB+	8.125% due 5/21/24	249,613
280,000		BB+	3.875% due 4/25/27	281,859
540,000		BB+	3.000% due 1/30/30	492,920
315,000		BB+	3.125% due 4/15/31	283,264
430,000		BB+	3.250% due 4/22/32	385,065
230,000		BB+	4.125% due 2/22/42	195,594

			Total Colombia	1,888,315

Dominican Republic - 0.0%
200,000		BB-	Dominican Republic International Bonds, 4.500% due 1/30/30(b)	199,502

Egypt - 0.0%
230,000		B	Egypt Government International Bonds, 5.577% due 2/21/23(b)	233,634

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.5% - (continued)
Hungary - 0.0%
$ 44,000		BBB	Hungary Government International Bonds, 7.625% due 3/29/41	$71,925

Indonesia - 0.5%
			Indonesia Government International Bonds:
1,400,000		BBB	3.750% due 4/25/22	1,415,974
290,000		Baa2(c)	3.500% due 1/11/28	313,410
80,000		BBB	4.100% due 4/24/28	89,196
445,000		BBB	2.850% due 2/14/30	459,848
100,000		BBB	7.750% due 1/17/38(b)	149,659
530,000		Baa2(c)	4.350% due 1/11/48	596,779
			Indonesia Treasury Bonds:
33,727,000,000	IDR	NR	6.500% due 2/15/31	2,399,097
19,692,000,000	IDR	NR	6.375% due 4/15/32	1,404,460

			Total Indonesia	6,828,423

Israel - 0.0%
200,000		AA-	Israel Government International Bonds, 2.750% due 7/3/30	211,452

Kenya - 0.0%
520,000		B	Kenya Government International Bonds, 6.300% due 1/23/34(b)	495,890

Kuwait - 0.0%
360,000		A+	Kuwait International Government Bonds, 3.500% due 3/20/27(b)	392,255

Mexico - 1.1%
			Mexican Bonos:
15,120,000	MXN	BBB+	10.000% due 12/5/24	758,455
22,540,000	MXN	BBB+	8.500% due 5/31/29	1,114,837
111,575,700	MXN	BBB+	7.750% due 11/13/42	5,049,857
84,090,000	MXN	Baa1(c)	8.000% due 11/7/47	3,886,728
			Mexico Government International Bonds:
8,000		BBB	4.000% due 10/2/23	8,456
200,000		BBB	4.150% due 3/28/27	220,795
323,000		BBB	3.750% due 1/11/28	347,220
572,000		BBB	4.500% due 4/22/29	635,398
550,000		BBB	3.250% due 4/16/30	561,170
974,000		BBB	2.659% due 5/24/31	942,657
200,000		BBB	4.750% due 4/27/32	223,866
210,000		BBB	4.750% due 3/8/44	226,287
200,000		BBB	4.600% due 2/10/48	211,053

			Total Mexico	14,186,779

Nigeria - 0.0%
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(b)	247,757

Panama - 0.1%
			Panama Government International Bonds:
210,000		BBB	3.875% due 3/17/28	225,435
700,000		BBB	3.160% due 1/23/30	717,479
240,000		BBB	2.252% due 9/29/32	224,153
290,000		BBB	4.500% due 4/1/56	311,347

			Total Panama	1,478,414

Paraguay - 0.0%
			Paraguay Government International Bonds:
200,000		BB	4.700% due 3/27/27	218,502
200,000		BB	2.739% due 1/29/33(b)	188,752

			Total Paraguay	407,254

Peru - 0.1%
			Peruvian Government International Bonds:
661,000		BBB+	4.125% due 8/25/27	725,229

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.5% - (continued)
Peru - 0.1% - (continued)
$ 401,000		BBB+	2.783% due 1/23/31	$398,105
70,000		BBB+	6.550% due 3/14/37	94,219
41,000		BBB+	3.300% due 3/11/41	39,884
160,000		BBB+	5.625% due 11/18/50	218,795
13,000		BBB+	3.600% due 1/15/72	12,391

			Total Peru	1,488,623

Philippines - 0.1%
			Philippine Government International Bonds:
400,000		BBB+	3.000% due 2/1/28	425,660
200,000		BBB+	2.457% due 5/5/30	204,995
560,000		BBB+	1.648% due 6/10/31	533,372

			Total Philippines	1,164,027

Poland - 0.1%
810,000		A-	Poland Government International Bonds, 4.000% due 1/22/24	858,236

Qatar - 0.2%
			Qatar Government International Bonds:
200,000		AA-	4.500% due 4/23/28	229,283
250,000		AA-	4.000% due 3/14/29(b)	281,032
200,000		AA-	3.750% due 4/16/30(b)	222,968
1,020,000		AA-	4.817% due 3/14/49(b)	1,320,614

			Total Qatar	2,053,897

Romania - 0.0%
			Romanian Government International Bonds:
42,000		BBB-	3.000% due 2/14/31(b)	41,643
76,000		BBB-	4.000% due 2/14/51(b)	74,157

			Total Romania	115,800

Russia - 0.4%
			Russian Federal Bonds - OFZ:
6,950,000	RUB	NR	7.750% due 9/16/26	91,446
205,378,000	RUB	BBB	7.050% due 1/19/28	2,597,233
170,520,000	RUB	BBB(k)	6.900% due 5/23/29	2,133,599
49,650,000	RUB	NR	7.700% due 3/16/39	644,586
200,000		BBB(k)	Russian Foreign Bonds - Eurobond, 5.100% due 3/28/35(b)	236,250

			Total Russia	5,703,114

Saudi Arabia - 0.1%
			Saudi Government International Bonds:
200,000		A1(c)	3.250% due 10/26/26	213,430
200,000		A1(c)	3.625% due 3/4/28	217,811
200,000		A1(c)	5.000% due 4/17/49(b)	250,214

			Total Saudi Arabia	681,455

South Africa - 0.0%
300,000		BB-	Republic of South Africa Government International Bonds, 4.850% due 9/30/29	302,651

United Arab Emirates - 0.1%
			Abu Dhabi Government International Bonds:
400,000		AA	2.500% due 10/11/22(b)	406,893
200,000		AA	2.500% due 9/30/29	207,496
790,000		AA	3.875% due 4/16/50(b)	917,387

			Total United Arab Emirates	1,531,776

Uruguay - 0.1%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	74,299
355,000		BBB	4.375% due 10/27/27	399,172
200,000		BBB	4.375% due 1/23/31	229,932

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SOVEREIGN BONDS - 3.5% - (continued)
Uruguay - 0.1% - (continued)
$ 27,290	BBB	5.100% due 6/18/50	$35,386

		Total Uruguay	738,789

		TOTAL SOVEREIGN BONDS (Cost - $50,894,274)	47,353,487

SENIOR LOANS - 1.4%
236,590	NR	1011778 B.C. Unlimited Liability Company, (Restricted, cost - $232,455, acquired 8/12/20), 1.840% (1-Month USD-LIBOR + 1.750%) due 11/19/26(n)	231,661
150,000	NR	Air Canada, (Restricted, cost - $149,076, acquired 7/27/21), 4.250% (3-Month USD-LIBOR + 3.500%) due 8/11/28(n)	149,406
340,000	NR	Ali Group SRL, (Restricted, cost - $337,022, acquired 10/13/21) due 10/13/28(n)(o)	337,278
419,293	NR	Allied Universal Holdco LLC, (Restricted, cost - $420,616, acquired 2/19/20), 4.250% (3-Month USD-LIBOR + 3.750%) due 5/12/28(n)	416,332
155,960	NR	Alterra Mountain Co., (Restricted, cost - $155,777, acquired 3/27/19), 4.000% (1-Month USD-LIBOR + 3.500%) due 8/17/28(n)	154,693
10	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost - $10, acquired 12/13/19), 1.840% (1-Month USD-LIBOR + 1.750%) due 1/15/27(n)	10
625,015	NR	Asplundh Tree Expert LLC, (Restricted, cost - $626,641, acquired 3/4/21), 1.840% (1-Month USD-LIBOR + 1.750%) due 9/7/27(n)	621,674
119,400	NR	Asurion LLC, (Restricted, cost - $118,355, acquired 1/29/21), 3.340% (1-Month USD-LIBOR + 3.250%) due 7/31/27(n)	117,922
175,616	NR	Asurion LLC, (Restricted, cost - $175,268, acquired 11/20/19), 3.090% (1-Month USD-LIBOR + 3.000%) due 11/3/24(n)	174,220
384,250	NR	Asurion LLC, (Restricted, cost - $384,704, acquired 4/10/19), 3.340% (1-Month USD-LIBOR + 3.250%) due 12/23/26(n)	378,967
48,733	NR	Asurion LLC, (Restricted, cost - $48,733, acquired 2/26/20), 3.215% (1-Month USD-LIBOR + 3.125%) due 11/3/23(n)	48,611
539,889	NR	athenahealth Inc., (Restricted, cost - $540,644, acquired 1/9/20), 4.399% (1-Month USD-LIBOR + 4.250%/3-Month USD-LIBOR + 4.250%) due 2/11/26(n)	540,092
560,763	NR	Avolon TLB Borrower 1 , (Restricted, cost - $560,750, acquired 3/4/21), 2.750% (1-Month USD-LIBOR + 2.250%) due 12/1/27(n)	560,311
226,487	NR	Bausch Health Cos., Inc., (Restricted, cost - $223,979, acquired 6/23/20), 2.840% (1-Month USD-LIBOR + 2.750%) due 11/27/25(n)	224,245
53,460	NR	Bausch Health Cos., Inc., (Restricted, cost - $53,794, acquired 4/17/19), 3.090% (1-Month USD-LIBOR + 3.000%) due 6/2/25(n)	53,038
226,082	NR	Berry Global Inc., (Restricted, cost - $226,647, acquired 2/12/21), 1.864% (2-Month USD-LIBOR + 1.750%) due 7/1/26(n)	224,104
77,647	NR	Brookfield WEC Holdings Inc., (Restricted, cost - $77,642, acquired 11/15/19), 3.250% (1-Month USD-LIBOR + 2.750%) due 8/1/25(n)	76,746
220,000	NR	Brown Group Holdings LLC, (Restricted, cost - $219,727, acquired 11/9/21), 3.250% (3-Month USD-LIBOR + 2.750%) due 6/7/28(n)	218,556
217,800	NR	Caesars Resort Collection LLC, (Restricted, cost - $213,134, acquired 6/19/20), 3.590% (1-Month USD-LIBOR + 3.500%) due 7/21/25(n)	217,811
96,170	NR	Caesars Resort Collection LLC, (Restricted, cost - $96,470, acquired 10/4/17), 2.840% (1-Month USD-LIBOR + 2.750%) due 12/23/24(n)	95,340
239,112	NR	Change Healthcare Holdings LLC, (Restricted, cost - $238,856, acquired 2/18/20), 3.500% (1-Month USD-LIBOR + 2.500%) due 3/1/24(n)	238,821
206,316	NR	Charter Communications Operating LLC, (Restricted, cost - $206,961, acquired 2/7/20), 1.850% (1-Month USD-LIBOR + 1.750%) due 2/1/27(n)	204,086
344,310	NR	Charter Communications Operating LLC, (Restricted, cost - $345,243, acquired 10/24/19), 1.850% (1-Month USD-LIBOR + 1.750%) due 4/30/25(n)	343,125
467,053	NR	Citadel Securities LP, (Restricted, cost - $466,219, acquired 4/15/21), 2.590% (1-Month USD-LIBOR + 2.500%) due 2/2/28(n)	462,966
202,850	NR	Clarios Global LP, (Restricted, cost - $201,597, acquired 3/18/19), 3.340% (1-Month USD-LIBOR + 3.250%) due 4/30/26(n)	200,652
130,000	NR	Cloudera Inc., (Restricted, cost - $128,753, acquired 8/10/21), 4.250% (1-Month USD-LIBOR + 3.750%) due 10/8/28(n)	129,269
69,642	NR	CSC Holdings LLC, (Restricted, cost - $68,610, acquired 6/29/21), 2.339% (1-Month USD-LIBOR + 2.250%) due 1/15/26(n)	68,374
423,997	NR	DCert Buyer Inc., (Restricted, cost - $424,351, acquired 8/8/19), 4.090% (1-Month USD-LIBOR + 4.000%) due 10/16/26(n)	422,964
750,000	NR	Delos Finance Sarl, (Restricted, cost - $750,000, acquired 3/4/21), 1.882% (3-Month USD-LIBOR + 1.750%) due 10/6/23(n)	749,396
174,047	NR	Edelman Financial Engines Center LLC, (Restricted, cost - $174,527, acquired 4/22/19), 4.250% (1-Month USD-LIBOR + 3.500%) due 4/7/28(n)	173,518
108,511	NR	EyeCare Partners LLC, (Restricted, cost - $108,443, acquired 2/18/20), 3.882% (3-Month USD-LIBOR + 3.750%) due 2/18/27(n)	107,399
17,983	NR	FinCo I LLC, (Restricted, cost - $17,883, acquired 8/12/20), 2.590% (1-Month USD-LIBOR + 2.500%) due 6/27/25(n)	17,916
56,829	NR	First Eagle Holdings Inc., (Restricted, cost - $56,971, acquired 4/5/19), 2.632% (3-Month USD-LIBOR + 2.500%) due 2/1/27(n)	56,024
159,600	NR	FleetCor Technologies Operating Company, LLC, (Restricted, cost - $158,503, acquired 4/22/21), 1.840% (1-Month USD-LIBOR + 1.750%) due 4/28/28(n)	159,301
215,745	NR	Focus Financial Partners LLC, (Restricted, cost - $216,329, acquired 2/18/20), 2.090% (1-Month USD-LIBOR + 2.000%) due 7/3/24(n)	213,763
20,000	NR	Formula One Management Ltd., (Restricted, cost - $19,717, acquired 8/12/20), 3.500% (1-Month USD-LIBOR + 2.500%) due 2/1/24(n)	19,907
49,227	NR	Four Seasons Holdings Inc., (Restricted, cost - $49,409, acquired 11/21/19), 2.090% (1-Month USD-LIBOR + 2.000%) due 11/30/23(n)	48,981
158,000	NR	Froneri International Ltd., (Restricted, cost - $158,308, acquired 2/18/20), 2.340% (1-Month USD-LIBOR + 2.250%) due 1/29/27(n)	154,797
109,449	NR	Gainwell Acquisition Corp., (Restricted, cost - $108,056, acquired 2/12/21), 4.750% (3-Month USD-LIBOR + 4.000%) due 10/1/27(n)	109,518
75,577	NR	Garda World Security Corp., (Restricted, cost - $74,515, acquired 10/24/19), 4.350% (1-Month USD-LIBOR + 4.250%) due 10/30/26(n)	75,611
137,431	NR	Golden Nugget Inc., (Restricted, cost - $137,431, acquired 2/20/20), 3.250% (3-Month USD-LIBOR + 2.500%) due 10/4/23(n)	136,530
466,466	NR	Harbor Freight Tools USA Inc., (Restricted, cost - $468,215, acquired 4/15/21), 3.250% (1-Month USD-LIBOR + 2.750%) due 10/19/27(n)	463,087
431,964	NR	Hilton Worldwide Finance LLC, (Restricted, cost - $432,133, acquired 8/18/16), 1.842% (1-Month USD-LIBOR + 1.750%) due 6/22/26(n)	426,498
319,417	NR	Icon Public Limited Company, (Restricted, cost - $317,920, acquired 6/16/21), 3.000% (3-Month USD-LIBOR + 2.500%) due 7/3/28(n)	318,818
79,583	NR	Icon Public Limited Company, (Restricted, cost - $79,210, acquired 6/16/21), 3.000% (3-Month USD-LIBOR + 2.500%) due 7/3/28(n)	79,434
162,988	NR	iHeartCommunications Inc., (Restricted, cost - $162,849, acquired 1/29/20), 3.090% (1-Month USD-LIBOR + 3.000%) due 5/1/26(n)	161,156
139,650	NR	INEOS Styrolution Group GmbH, (Restricted, cost - $140,329, acquired 2/19/21), 3.250% (1-Month USD-LIBOR + 2.750%) due 1/29/26(n)	139,454
185,282	NR	Jane Street Group LLC, (Restricted, cost - $185,078, acquired 1/21/21), 2.840% (1-Month USD-LIBOR + 2.750%) due 1/26/28(n)	183,337

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.4% - (continued)
$ 389,025	NR	Jazz Pharmaceuticals Public Ltd. Company, (Restricted, cost - $387,242, acquired 4/22/21), 4.000% (1-Month USD-LIBOR + 3.500%) due 5/5/28(n)	$388,784
382,876	NR	Level 3 Financing Inc., (Restricted, cost - $382,677, acquired 4/17/19), 1.840% (1-Month USD-LIBOR + 1.750%) due 3/1/27(n)	374,323
214,384	NR	LifePoint Health Inc., (Restricted, cost - $212,960, acquired 8/16/19), 3.842% (1-Month USD-LIBOR + 3.750%) due 11/16/25(n)	212,898
390,000	NR	Medline Borrower LP, (Restricted, cost - $388,457, acquired 9/30/21), 3.750% (1-Month USD-LIBOR + 3.250%) due 10/23/28(n)	389,111
89,650	NR	Michaels Companies Inc., (Restricted, cost - $88,833, acquired 4/8/21), 5.000% (3-Month USD-LIBOR + 4.250%) due 4/15/28(n)	89,196
490,185	NR	Nexstar Broadcasting Inc., (Restricted, cost - $489,238, acquired 8/16/19), 2.586% (1-Month USD-LIBOR + 2.500%) due 9/18/26(n)	487,472
129,392	NR	Numericable U.S. LLC, (Restricted, cost - $129,229, acquired 10/6/17), 3.811% (3-Month USD-LIBOR + 3.688%) due 1/31/26(n)	128,357
119,727	NR	PCI Gaming Authority, (Restricted, cost - $119,916, acquired 5/15/19), 2.590% (1-Month USD-LIBOR + 2.500%) due 5/29/26(n)	118,859
348,250	NR	Phoenix Guarantor Inc., (Restricted, cost - $348,250, acquired 2/23/21), 3.589% (1-Month USD-LIBOR + 3.500%) due 3/5/26(n)	345,487
680,000	NR	Pilot Travel Centers LLC, (Restricted, cost - $676,752, acquired 7/29/21), 2.090% (1-Month USD-LIBOR + 2.000%) due 8/4/28(n)	674,900
358,200	NR	PPD Inc., (Restricted, cost - $357,437, acquired 1/6/21), 2.500% (1-Month USD-LIBOR + 2.000%) due 1/13/28(n)	357,836
402,927	NR	Prime Security Services Borrower LLC, (Restricted, cost - $405,018, acquired 4/22/19), 3.500% (1-Month USD-LIBOR + 2.750%/3-Month USD-LIBOR + 2.750%) due 9/23/26(n)	401,498
170,000	NR	QUIKRETE Holdings Inc., (Restricted, cost - $168,806, acquired 6/11/21) due 2/21/28(n)(o)	169,068
208,950	NR	Rackspace Technology Global Inc., (Restricted, cost - $209,509, acquired 2/19/21), 3.500% (2-Month USD-LIBOR + 2.750%/3-Month USD-LIBOR + 2.750%) due 2/15/28(n)	206,303
340,000	NR	RealPage Inc., (Restricted, cost - $340,152, acquired 2/18/21), 3.750% (1-Month USD-LIBOR + 3.250%) due 4/24/28(n)	337,322
397,651	NR	Reynolds Consumer Products LLC, (Restricted, cost - $399,111, acquired 2/18/20), 1.840% (1-Month USD-LIBOR + 1.750%) due 2/4/27(n)	395,822
314,760	NR	Scientific Games International Inc., (Restricted, cost - $314,573, acquired 2/14/18), 2.840% (1-Month USD-LIBOR + 2.750%) due 8/14/24(n)	312,859
400,000	NR	Setanta Aircraft Leasing DAC, (Restricted, cost - $399,007, acquired 11/2/21), 2.140% (2-Month USD-LIBOR + 2.000%) due 11/5/28(n)	399,834
360,000	NR	Sotera Health Holdings LLC, (Restricted, cost - $362,813, acquired 1/20/21), 3.250% (3-Month USD-LIBOR + 2.750%) due 12/11/26(n)	358,650
19,848	NR	TransDigm Inc., (Restricted, cost - $19,599, acquired 2/9/21), 2.340% (1-Month USD-LIBOR + 2.250%) due 12/9/25(n)	19,476
406,067	NR	UFC Holdings LLC, (Restricted, cost - $409,112, acquired 4/30/19), 3.500% (3-Month USD-LIBOR + 2.750%) due 4/29/26(n)	400,737
467,650	NR	United AirLines Inc., (Restricted, cost - $470,125, acquired 4/14/21), 4.500% (3-Month USD-LIBOR + 3.750%) due 4/21/28(n)	467,779
150,000	NR	VFH Parent LLC, (Restricted, cost - $148,649, acquired 10/30/20), 3.092% (1-Month USD-LIBOR + 3.000%) due 3/1/26(n)	149,822
430,000	NR	Virgin Media Bristol LLC, (Restricted, cost - $427,643, acquired 4/30/19), 2.589% (1-Month USD-LIBOR + 2.500%) due 1/31/28(n)	424,894
80,000	NR	Zayo Group Holdings Inc., (Restricted, cost - $80,088, acquired 2/19/21), 3.090% (1-Month USD-LIBOR + 3.000%) due 3/9/27(n)	78,371

		TOTAL SENIOR LOANS (Cost - $18,493,054)	18,395,377

ASSET-BACKED SECURITIES - 1.1%
Automobiles - 0.3%
		Credit Acceptance Auto Loan Trust:
450,000	AAA	Series 2019-3A, Class A, 2.380% due 11/15/28(b)	454,571
410,000	AAA	Series 2021-2A, Class A, 0.960% due 2/15/30(b)	408,686
320,000	AAA	Series 2021-3A, Class A, 1.000% due 5/15/30(b)	318,366
470,000	AAA	Series 2021-4, Class A, 1.260% due 10/15/30(b)	467,999
920,000	Aaa(c)	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210% due 12/26/25(b)	914,731
870,000	Aaa(c)	Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.880% due 1/21/26	871,400
460,000	AAA	Hyundai Auto Receivables Trust, Series 2021-C, Class A3, 0.740% due 5/15/26	458,349
223,949	AAA	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220% due 6/15/23	225,374

		Total Automobiles	4,119,476

Credit Cards - 0.0%
315,000	AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 0.860% (1-Month USD-LIBOR + 0.770%) due 5/14/29(d)	320,770

Student Loans - 0.8%
153,325	AAA	College Ave Student Loans LLC, Series 2019-A, Class A2, 3.280% due 12/28/48(b)	157,436
		ECMC Group Student Loan Trust:
171,754	Aaa(c)	Series 2016-1A, Class A, 1.442% (1-Month USD-LIBOR + 1.350%) due 7/26/66(b)(d)	176,962
1,156,805	Aaa(c)	Series 2017-2A, Class A, 1.142% (1-Month USD-LIBOR + 1.050%) due 5/25/67(b)(d)	1,174,861
93,678	AAA	Navient Private Education Loan Trust, Series 2014-AA, Class A2B, 1.339% (1-Month USD-LIBOR + 1.250%) due 2/15/29(b)(d)	93,999
1,405,881	Aaa(c)	Navient Private Education Refi Loan Trust, Series 2021-FA, Class A, 1.110% due 2/18/70(b)	1,388,299
		Navient Student Loan Trust:
1,300,000	AA+	Series 2017-3A, Class A3, 1.142% (1-Month USD-LIBOR + 1.050%) due 7/26/66(b)(d)	1,306,517
240,845	AAA	Series 2017-4A, Class A2, 0.592% (1-Month USD-LIBOR + 0.500%) due 9/27/66(b)(d)	241,157
218,771	Aaa(c)	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.360% due 4/20/62(b)	216,238
395,000	AAA	SLM Private Education Loan Trust, Series 2010-C, Class A5, 4.839% (1-Month USD-LIBOR + 4.750%) due 10/15/41(b)(d)	441,046

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 1.1% - (continued)
Student Loans - 0.8% - (continued)
		SLM Student Loan Trust:
$ 780,000	AA+	Series 2003-10A, Class A4, 0.786% (3-Month USD-LIBOR + 0.670%) due 12/17/68(b)(d)	$780,732
953,712	AAA	Series 2005-5, Class A4, 0.264% (3-Month USD-LIBOR + 0.140%) due 10/25/28(d)	950,774
		SMB Private Education Loan Trust:
6,529	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(b)	6,560
545,000	AAA	Series 2015-C, Class A3, 2.039% (1-Month USD-LIBOR + 1.950%) due 8/16/32(b)(d)	553,613
34,631	Aaa(c)	Series 2016-A, Class A2A, 2.700% due 5/15/31(b)	35,205
116,404	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(b)	119,136
68,784	AAA	Series 2017-B, Class A2B, 0.839% (1-Month USD-LIBOR + 0.750%) due 10/15/35(b)(d)	69,047
283,321	AAA	Series 2018-A, Class A2B, 0.889% (1-Month USD-LIBOR + 0.800%) due 2/15/36(b)(d)	284,479
333,581	Aaa(c)	Series 2018-B, Class A2A, 3.600% due 1/15/37(b)	348,436
405,391	AAA	Series 2018-C, Class A2B, 0.839% (1-Month USD-LIBOR + 0.750%) due 11/15/35(b)(d)	406,545
97,215	AAA	Series 2020-A, Class A2B, 0.920% (1-Month USD-LIBOR + 0.830%) due 9/15/37(b)(d)	97,564
776,665	AAA	Series 2020-PTB, Class A2A, 1.600% due 9/15/54(b)	769,205
730,000	Aaa(c)	Series 2021-A, Class A2B, 1.590% due 1/15/53(b)	724,038
240,000	Aa2(c)	Series 2021-A, Class B, 2.310% due 1/15/53(b)	240,276
184,557	AAA	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.340% due 8/25/47(b)	188,112

		Total Student Loans	10,770,237

		TOTAL ASSET-BACKED SECURITIES (Cost - $15,223,254)	15,210,483

MUNICIPAL BONDS - 0.3%
California - 0.1%
530,000	A+	Los Angeles Unified School District, GO, 5.750% due 7/1/34	705,829
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	38,142
266,000	AA	Series AQ, 4.767% due 5/15/15	398,133

		Total California	1,142,104

New Jersey - 0.1%
570,000	Aa3(c)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	634,360
85,000	BBB	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	129,159

		Total New Jersey	763,519

New York - 0.1%
		City of New York:
375,000	AA	GO, Series A, 3.000% due 8/1/34	391,620
500,000	AA	Series G-1, 5.968% due 3/1/36	692,688
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-1, 5.000% due 11/1/42	86,646
350,000	AA+	New York State Dormitory Authority, Revenue Bonds, 5.289% due 3/15/33	427,817

		Total New York	1,598,771

Texas - 0.0%
350,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 2.530% due 1/1/35	352,217
70,000	AAA	State of Texas, GO, 2.754% due 10/1/41	71,626

		Total Texas	423,843

Virginia - 0.0%
125,636	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	130,529

		TOTAL MUNICIPAL BONDS (Cost - $3,749,745)	4,058,766

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,311,235,218)	1,326,327,139

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SHORT-TERM INVESTMENTS - 9.0%
SOVEREIGN BOND - 0.3%
485,000,000	JPY	NR	Japan Treasury Discount Bills, (0.162)% due 3/7/22(p) (Cost - $4,265,182)	$4,292,919

TIME DEPOSITS - 4.7%
$ 26			ANZ National Bank - London, 0.005% due 12/1/21	26
55,993	AUD		BBH - Grand Cayman, (0.120)% due 12/1/21	39,917
			BNP Paribas - Paris:
666,963	EUR		(0.790)% due 12/1/21	756,570
17,897,553			0.005% due 12/1/21	17,897,553
247,719	GBP		Citibank - London, 0.005% due 12/1/21	329,615
1,824			DNB - Oslo, 0.005% due 12/1/21	1,824
9,377,875			JPMorgan Chase & Co. - New York, 0.005% due 12/1/21	9,377,875
34,597,036			Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	34,597,036
18,845,982	JPY		Sumitomo Mitsui Banking Corp. - Tokyo, (0.270)% due 12/1/21	166,742

			TOTAL TIME DEPOSITS (Cost - $63,167,158)	63,167,158

U.S. GOVERNMENT OBLIGATIONS - 4.0%
			U.S. Treasury Bills:
15,145,000			0.040% due 12/2/21(p)	15,144,983
6,395,000			0.036% due 12/14/21(p)	6,394,917
8,485,000			0.041% due 1/6/22(p)	8,484,653
10,130,000			0.049% due 1/13/22(p)	10,129,402
1,620,000			0.045% due 1/27/22(p)	1,619,885
11,780,000			0.045% due 2/3/22(p)	11,779,056

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $53,552,896)	53,552,896

			TOTAL SHORT-TERM INVESTMENTS (Cost - $120,985,236)	121,012,973

			TOTAL INVESTMENTS IN SECURITIES (Cost - $1,432,220,454)	1,447,340,112

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $320,145)	366,168

			TOTAL INVESTMENTS - 107.8% (Cost - $1,432,540,599)	1,447,706,280

			Liabilities in Excess of Other Assets - (7.8)%	(105,154,924)

			TOTAL NET ASSETS - 100.0%	$1,342,551,356

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Principal only security.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $157,628,348 and represents 11.7% of net assets.

(c)	Rating by Moody’s Investors Service.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2021.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Illiquid security.
(h)	Security is currently in default.
(i)	This security is traded on a TBA basis (see Note 1).
(j)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2021.
(k)	Rating by Fitch Ratings Service.
(l)	Interest only security.

(m)	Affiliated security. As of November 30, 2021, total cost and total market value of affiliated securities amounted to $1,144,978 and $1,145,107, respectively.

Underlying Security	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized (Loss) on Sales	Change in Unrealized (Depreciation)	Dividend/ Interest Income	Ending Value as of November 30, 2021
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.039% due 11/15/46	$533,514	$—	$—	$—	$(8,515)	$5,048	$524,999
Series 2016-C28, Class A3, 3.272% due 1/15/49	632,966	—	(227)	(14)	(12,617)	4,874	620,108
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, 3.000%, due 7/26/48	204,031	—	(202,238)	(126)	(1,667)	699	—

(n)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2021, amounts to $18,395,377 and represents 1.4% of net assets.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2021, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Core Fixed Income Fund	$1,432,540,599	$40,071,865	$(24,869,572)	$15,202,293

Abbreviations used in this schedule:

ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Incorporation
OFZ	—	Federal Loan Obligations (Russian: Obligatsyi Federal’novo Zaima)
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	29.7%
Corporate Bonds & Notes	27.6
Mortgage-Backed Securities	20.4
Collateralized Mortgage Obligations	8.1
Sovereign Bonds	3.3
Senior Loans	1.3
Asset-Backed Securities	1.0
Municipal Bonds	0.3
Short-Term Investments	8.3

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2021, Core Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Cap Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,270,000	$2,099,310	OTC, USD ICE Swap 3-30 Year, Put	BCLY	1/19/24	2.750%	$37,374

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
156	$18,915,000	U.S. Treasury 5-Year Note January Futures, Put	GSC	12/23/21	$121.25	$58,500
186	46,035,000	1-Year Eurodollar Mid-Curve December Futures, Put	GSC	12/10/21	$99.00	22,088
83	20,555,469	1-Year Eurodollar Mid-Curve December Futures, Put	GSC	12/10/21	$99.06	15,044
255	62,812,875	1-Year Eurodollar Mid-Curve September Futures, Call	CITI	9/16/22	$98.75	146,625
223	55,515,850	3-Month Eurodollar June Futures, Put	GSC	6/13/22	$99.50	69,687
43	10,722,050	3-Month Eurodollar March Futures, Call	GSC	3/14/22	$99.88	538
174	43,386,900	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.63	16,312

		Total Options on Futures				328,794

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $320,145)				$366,168

†	Amount denominated in U.S. dollars, unless otherwise need.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2021, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
17	$2,727,439	U.S. Treasury Bond January Futures, Call	GSC	12/23/21	$159.00	$62,953
75	12,032,813	U.S. Treasury Bond January Futures, Call	GSC	12/23/21	$164.00	67,969
89	10,792,642	U.S. Treasury 5-Year Note January Futures, Call	GSC	12/23/21	$121.25	46,587
65	7,897,500	U.S. Treasury 5-Year Note January Futures, Call	GSC	12/23/21	$121.50	25,391
199	24,327,750	U.S. Treasury 5-Year Note January Futures, Call	GSC	12/23/21	$122.25	24,875
14	1,823,938	U.S. Treasury 10-Year Note January Futures, Call	GSC	12/23/21	$130.50	12,031
269	66,654,838	1-Year Eurodollar Mid-Curve December Futures, Call	GSC	12/10/21	$99.38	6,725
269	66,654,838	1-Year Eurodollar Mid-Curve December Futures, Put	GSC	12/10/21	$98.88	11,769
255	62,812,875	1-Year Eurodollar Mid-Curve September Futures, Call	CITI	9/16/22	$99.00	84,468
255	62,812,875	1-Year Eurodollar Mid-Curve September Futures, Put	CITI	9/16/22	$97.88	89,250
120	29,487,000	2-Year Eurodollar Mid-Curve September Futures, Call	GSC	9/16/22	$98.25	122,250
120	29,487,000	2-Year Eurodollar Mid-Curve September Futures, Put	GSC	9/16/22	$98.25	93,750
223	55,030,825	3-Month Eurodollar June Futures, Put	GSC	6/19/23	$97.00	48,781
223	55,515,850	3-Month Eurodollar June Futures, Put	GSC	6/13/22	$99.00	18,119
43	10,722,050	3-Month Eurodollar March Futures, Call	GSC	3/14/22	$99.75	4,837
169	42,140,150	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.38	4,225
43	10,722,050	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.75	8,062

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $587,600)				$732,042

†	Amount denominated in U.S. dollars, unless otherwise need.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2021, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	401	12/22	$99,442,700	$99,322,687	$(120,013)
90-Day Eurodollar December Futures	541	12/23	133,750,000	133,140,100	(609,900)
90-Day Eurodollar June Futures	89	6/23	22,081,144	21,956,300	(124,844)
Australian Government 10-Year Bond December Futures	42	12/21	4,314,674	4,173,595	(141,079)
Australian Government 3-Year Bond December Futures	42	12/21	3,414,730	3,431,238	16,508
Euro-OAT December Futures	24	12/21	4,591,134	4,581,050	(10,084)
U.S. Treasury 2-Year Note March Futures	392	3/22	85,588,623	85,743,875	155,252
U.S. Treasury 5-Year Note March Futures	1,040	3/22	125,617,193	126,254,376	637,183
U.S. Treasury 10-Year Note March Futures	27	3/22	3,507,153	3,531,938	24,785
U.S. Treasury Ultra Long Bond March Futures	101	3/22	19,747,308	20,256,812	509,504

					337,312

Contracts to Sell:
90-Day Eurodollar December Futures	339	12/21	84,507,792	84,578,381	(70,589)
90-Day Eurodollar March Futures	86	3/22	21,444,449	21,439,800	4,649
Euro-Bund December Futures	88	12/21	17,217,437	17,206,457	10,980
Japan Government 10-Year Bond December Futures	5	12/21	6,717,540	6,721,521	(3,981)
U.S. Treasury 2-Year Note March Futures	10	3/22	2,185,125	2,187,344	(2,219)
U.S. Treasury 5-Year Note March Futures	73	3/22	8,818,522	8,862,086	(43,564)
U.S. Treasury 10-Year Note March Futures	146	3/22	18,921,523	19,098,625	(177,102)
U.S. Treasury Long Bond March Futures	51	3/22	8,176,945	8,268,375	(91,430)
U.S. Treasury Ultra Long Bond March Futures	13	3/22	2,509,092	2,607,313	(98,221)
U.S. Ultra Long Bond March Futures	60	3/22	8,652,570	8,813,437	(160,867)

					(632,344)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(295,032)

At November 30, 2021, Core Fixed Income Fund had deposited cash of $2,853,792 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2021, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	6,473,202	USD	4,720,731	CITI	$4,617,416	1/18/22	$(103,315)
Brazilian Real	174,640	USD	31,000	CITI	30,737	1/18/22	(263)
British Pound	1,655,489	USD	2,256,534	CITI	2,204,682	1/18/22	(51,852)
Canadian Dollar	8,290,000	USD	6,600,056	CITI	6,491,590	1/18/22	(108,466)
Canadian Dollar	1,600,000	USD	1,273,835	CITI	1,252,900	1/18/22	(20,935)
Canadian Dollar	4,611,678	USD	3,671,572	CITI	3,611,233	1/18/22	(60,339)
Canadian Dollar	2,600,425	USD	2,049,465	CITI	2,036,295	1/18/22	(13,170)
Indonesian Rupiah	23,436,280,400	USD	1,623,326	CITI	1,628,476	1/18/22	5,150
Japanese Yen	485,207,095	USD	4,268,747	GSC	4,292,919	12/1/21	24,172
Japanese Yen	521,992,622	USD	4,598,543	CITI	4,622,522	1/18/22	23,979
Russian Ruble	392,836,970	USD	5,328,337	CITI	5,248,197	1/18/22	(80,140)
South African Rand	8,680,000	USD	562,522	CITI	542,247	1/18/22	(20,275)

							(405,454)

Contracts to Sell:
Euro	1,084,627	USD	1,257,289	CITI	1,232,582	1/18/22	24,707
Japanese Yen	485,000,000	USD	4,272,571	GSC	4,296,772	3/7/22	(24,201)
Mexican Peso	62,442,905	USD	2,994,763	CITI	2,883,511	1/18/22	111,252

							111,758

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(293,696)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2021, Core Fixed Income Fund held the following OTC Interest Rate Swap Contract:

Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Payment Paid	Unrealized Depreciation
Pay	3-Month BRL-CDI-Compounded	7.024%	1/4/27	CITI	BRL 18,325,000	$(255,673)	$7,443	$(263,116)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2021, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	0.450%	5/15/27	6-Month	USD	14,308,000	$654,061	$(43,694)	$697,755
Receive	3-Month USD-LIBOR	1.000%	2/15/47	6-Month	USD	7,033,000	958,340	76,918	881,422
Receive	3-Month USD-LIBOR	1.225%	2/15/47	6-Month	USD	724,000	63,432	832	62,600
Receive	3-Month USD-LIBOR	1.250%	2/15/28	6-Month	USD	5,730,000	18,418	5,733	12,685
Receive	3-Month USD-LIBOR	1.350%	2/15/28	6-Month	USD	10,365,000	(32,102)	(37,165)	5,063
Receive	3-Month USD-LIBOR	1.630%	2/15/47	6-Month	USD	958,000	1,952	(5,837)	7,789
Receive	3-Month USD-LIBOR	1.671%	7/9/51	6-Month	USD	1,672,000	(26,605)	(7,118)	(19,487)
Receive	3-Month USD-LIBOR	2.000%	2/15/47	6-Month	USD	3,485,000	(278,667)	5,177	(283,844)
Receive	3-Month USD-LIBOR	2.000%	6/3/51	6-Month	USD	85,000	(8,387)	90	(8,477)
Receive	Secured Overnight Financing Rate	1.130%	8/15/28	12-Month	USD	15,832,000	14,318	89,227	(74,909)
Receive	Secured Overnight Financing Rate	1.520%	2/15/47	12-Month	USD	5,749,000	(187,152)	25,203	(212,355)
Receive	Secured Overnight Financing Rate	1.729%	2/15/47	12-Month	USD	1,505,000	(123,740)	—	(123,740)
Receive	Secured Overnight Financing Rate	1.733%	10/20/31	12-Month	USD	4,090,000	(47,840)	16,150	(63,990)
Receive	U.S. Federal Funds Effective Rate Index	0.560%	7/20/45	12-Month	USD	730,000	124,647	—	124,647

							$1,130,675	$125,516	$1,005,159

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2021, Core Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Year United States Consumer Price Index for All Urban Consumers	0.028%	10/20/31	USD	4,090,000	$1,671	$3,529	$(1,858)
Pay	1-Year United States Consumer Price Index for All Urban Consumers	0.030%	10/20/26	USD	4,090,000	16,323	(2,141)	18,464

						$17,994	$1,388	$16,606

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/21 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America High Yield Series 37 5-Year Index, NR	5.000%	12/20/26	3-Month	3.296%	USD	1,030,000	$(88,649)	$(99,782)	$11,133

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At November 30, 2021, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $1,695,150 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

AUD	—	Australian Dollar	BCLY	—	Barclays Bank PLC
BRL	—	Brazilian Real	CITI	—	Citigroup Global Markets Inc.
EUR	—	Euro	GSC	—	Goldman Sachs & Co.
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
RUB	—	Russian Ruble
USD	—	United States Dollar

See pages 254-256 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8%
Advertising - 0.3%
$ 300,000	CCC	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(a)	$308,758
325,000	CCC+	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(a)	345,165

		Total Advertising	653,923

Aerospace/Defense - 0.6%
391,000	BB	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	401,508
495,000	B	Spirit AeroSystems Inc., Secured Notes, 7.500% due 4/15/25(a)	518,460
280,000	B-	TransDigm Inc., Company Guaranteed Notes, 4.625% due 1/15/29	269,251

		Total Aerospace/Defense	1,189,219

Agriculture - 0.0%
50,000	B-	Vector Group Ltd., Company Guaranteed Notes, 10.500% due 11/1/26(a)	51,800

Airlines - 2.5%
170,000	BB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	169,726
886,000	B	American Airlines Inc., Senior Secured Notes, 11.750% due 7/15/25(a)	1,076,490
		American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes:
118,000	Ba2(b)	5.500% due 4/20/26(a)	120,762
301,000	Ba2(b)	5.750% due 4/20/29(a)	314,545
120,000	BBB-	Delta Air Lines Inc., Senior Secured Notes, 7.000% due 5/1/25(a)	138,004
370,000	Baa1(b)	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(a)	406,015
269,000	Ba3(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	276,295
490,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	523,950
290,000	NR	Spirit Airlines Inc., Senior Unsecured Notes, 1.000% due 5/15/26	257,520
312,747	Ba2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	342,420
188,580	BBB-	United Airlines Class B Pass Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	197,980
		United Airlines Inc., Senior Secured Notes:
423,000	BB-	4.375% due 4/15/26(a)	425,506
512,000	BB-	4.625% due 4/15/29(a)	509,942

		Total Airlines	4,759,155

Auto Manufacturers - 2.1%
		Ford Motor Co., Senior Unsecured Notes:
200,000	BB+	9.000% due 4/22/25	243,159
190,000	BB+	3.250% due 2/12/32	190,635
1,141,000	BB+	4.750% due 1/15/43	1,223,066
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
300,000	BB+	4.542% due 8/1/26	320,445
300,000	BB+	2.900% due 2/16/28	295,552
320,000	BB+	5.113% due 5/3/29	354,736
550,000	BB+	4.000% due 11/13/30	578,630
500,000	B+	JB Poindexter & Co., Inc., Senior Unsecured Notes, 7.125% due 4/15/26(a)	522,480
295,000	B	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	305,082

		Total Auto Manufacturers	4,033,785

Auto Parts & Equipment - 1.0%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
330,000	B+	6.500% due 4/1/27	342,787
540,000	B+	5.000% due 10/1/29	513,227
690,000	CCC	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(a)	677,063
302,000	B-	Titan International Inc., Senior Secured Notes, 7.000% due 4/30/28	310,773

		Total Auto Parts & Equipment	1,843,850

Banks - 1.0%
230,000	B+	Barclays PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	252,224
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	236,094

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8% - (continued)
Banks - 1.0% - (continued)
		Credit Suisse Group AG, Junior Subordinated Notes:
$ 230,000	BB-	6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)	$245,237
200,000	BB-	7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)	210,450
360,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(c)	361,363
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	565,005

		Total Banks	1,870,373

Beverages - 0.1%
268,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	262,171

Biotechnology - 0.1%
210,000	NR	Halozyme Therapeutics Inc., Senior Unsecured Notes, 0.250% due 3/1/27(a)	177,319

Building Materials - 1.4%
190,000	B-	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	198,297
194,000	CCC	CP Atlas Buyer Inc., Senior Unsecured Notes, 7.000% due 12/1/28(a)	186,587
350,000	B+	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	361,461
570,000	B+	PGT Innovations Inc., Company Guaranteed Notes, 4.375% due 10/1/29(a)	565,705
320,000	B+	SRM Escrow Issuer LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	331,597
		Standard Industries Inc., Senior Unsecured Notes:
252,000	BB-	5.000% due 2/15/27(a)	258,722
248,000	BB-	4.375% due 7/15/30(a)	244,336
380,000	BB	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.250% due 1/15/29(a)	396,731

		Total Building Materials	2,543,436

Chemicals - 0.9%
471,000	B+	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	449,565
240,000	B-	LSF11 A5 HoldCo LLC, Senior Unsecured Notes, 6.625% due 10/15/29(a)	236,346
401,000	BB	Methanex Corp., Senior Unsecured Notes, 5.125% due 10/15/27	419,879
300,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	303,126
290,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	303,391
36,000	B	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Company Guaranteed Notes, 5.125% due 4/1/29(a)	36,103

		Total Chemicals	1,748,410

Coal - 0.5%
516,000	BB	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	502,207
375,000	BB	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	379,114

		Total Coal	881,321

Commercial Services - 8.0%
290,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 8/1/29(a)	280,343
300,000	BB-	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	289,641
444,000	CCC-	Ahern Rentals Inc., Secured Notes, 7.375% due 5/15/23(a)	419,580
		Allied Universal Holdco LLC/Allied Universal Finance Corp.:
170,000	B	Senior Secured Notes, 6.625% due 7/15/26(a)	175,295
545,000	CCC+	Senior Unsecured Notes, 6.000% due 6/1/29(a)	518,712
		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes:
640,000	B	4.625% due 6/1/28(a)	620,337
288,000	B-	Alta Equipment Group Inc., Secured Notes, 5.625% due 4/15/26(a)	294,863
505,000	CCC	APX Group Inc., Company Guaranteed Notes, 5.750% due 7/15/29(a)	493,233
500,000	BB-	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	511,097
290,000	B+	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	284,848
90,000	NR	Chegg Inc., Senior Unsecured Notes, zero coupon, due 9/1/26	74,115
		CoreCivic Inc., Company Guaranteed Notes:
80,000	BB-	4.625% due 5/1/23	80,174
520,000	BB-	8.250% due 4/15/26	536,377
455,000	B-	Deluxe Corp., Company Guaranteed Notes, 8.000% due 6/1/29(a)	472,194
		Garda World Security Corp.:
318,000	B	Senior Secured Notes, 4.625% due 2/15/27(a)	311,510

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8% - (continued)
Commercial Services - 8.0% - (continued)
$ 425,000	CCC+	Senior Unsecured Notes, 6.000% due 6/1/29(a)	$403,372
350,000	BB+	Gartner Inc., Company Guaranteed Notes, 3.625% due 6/15/29(a)	348,362
464,000	Caa1(b)	Hertz Corp. (The), Company Guaranteed Notes, 5.000% due 12/1/29(a)	455,792
355,000	BB	Korn Ferry, Company Guaranteed Notes, 4.625% due 12/15/27(a)	365,881
349,000	B3(b)	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	353,071
505,000	CCC	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	494,486
610,000	B	MoneyGram International Inc., Senior Secured Notes, 5.375% due 8/1/26(a)	605,147
1,166,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	1,037,909
396,000	BB	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 5.875% due 10/1/30(a)	412,836
860,000	B	Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes, 4.000% due 6/15/29(a)	784,591
		Prime Security Services Borrower LLC/Prime Finance Inc.:
840,000	B-	Secured Notes, 6.250% due 1/15/28(a)	854,700
515,000	BB-	Senior Secured Notes, 3.375% due 8/31/27(a)	488,063
484,000	BB-	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	478,853
214,000	B	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	219,838
400,000	B+	Sotheby’s, Senior Secured Notes, 7.375% due 10/15/27(a)	418,856
260,000	B+	Sotheby’s/Bidfair Holdings Inc., Senior Secured Notes, 5.875% due 6/1/29(a)	261,379
270,000	BB	Square Inc., Senior Unsecured Notes, 3.500% due 6/1/31(a)	274,556
342,000	CCC+	StoneMor Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	352,811
60,000	B+	Terminix Co. LLC (The), Senior Unsecured Notes, 7.450% due 8/15/27	70,915
425,000	BB	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	420,497
430,000	BB	United Rentals North America Inc., Company Guaranteed Notes, 5.250% due 1/15/30	464,266
165,000	BB-	WW International Inc., Senior Secured Notes, 4.500% due 4/15/29(a)	153,760

		Total Commercial Services	15,082,260

Computers - 0.7%
505,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	505,515
200,000	B1(b)	CA Magnum Holdings, Senior Secured Notes, 5.375% due 10/31/26(a)	204,750
200,000	B+	NCR Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	203,390
330,000	B-	Vericast Corp., Senior Secured Notes, 11.000% due 9/15/26(a)	345,263

		Total Computers	1,258,918

Cosmetics/Personal Care - 0.4%
665,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	656,272

Distribution/Wholesale - 0.5%
113,566	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(e)	129,823
753,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	735,647

		Total Distribution/Wholesale	865,470

Diversified Financial Services - 4.8%
160,000	Baa3(b)	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.300% due 1/30/32	161,204
90,000	NR	Alliance Data Systems Corp., Company Guaranteed Notes, 4.750% due 12/15/24(a)	91,339
500,000	CCC	Aretec Escrow Issuer Inc., Senior Unsecured Notes, 7.500% due 4/1/29(a)	517,442
724,000	BB-	Burford Capital Global Finance LLC, Company Guaranteed Notes, 6.250% due 4/15/28(a)	765,409
652,000	B-	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	644,776
250,000	BB+	Coinbase Global Inc., Company Guaranteed Notes, 3.625% due 10/1/31(a)	231,666
500,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 6.625% due 3/15/26(a)	522,775
428,000	CCC+	Curo Group Holdings Corp., Senior Secured Notes, 7.500% due 8/1/28(a)	428,289
571,000	Ba2(b)	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(a)	622,036
400,000	B-	Enova International Inc., Company Guaranteed Notes, 8.500% due 9/15/25(a)	409,878
1,078,721	B1(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK) due 9/15/24(a)(e)	1,047,940
256,000	BB-	goeasy Ltd., Company Guaranteed Notes, 4.375% due 5/1/26(a)	262,254
150,000	BB-	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 4.500% due 11/15/29(a)	149,995
		LD Holdings Group LLC, Company Guaranteed Notes:
350,000	B+	6.500% due 11/1/25(a)	335,258
270,000	B+	6.125% due 4/1/28(a)	248,459

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8% - (continued)
Diversified Financial Services - 4.8% - (continued)
$ 396,000	B1(b)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	$410,553
		Midcap Financial Issuer Trust, Senior Unsecured Notes:
300,000	B+	6.500% due 5/1/28(a)	306,625
210,000	B+	5.625% due 1/15/30(a)	198,987
523,000	B	NFP Corp., Senior Secured Notes, 4.875% due 8/15/28(a)	515,895
		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes:
375,000	BB+	3.625% due 3/1/29(a)	368,241
660,000	BB+	3.875% due 3/1/31(a)	652,773
127,000	BB-	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	134,263

		Total Diversified Financial Services	9,026,057

Electric - 1.7%
398,000	B+	Calpine Corp., Senior Unsecured Notes, 5.000% due 2/1/31(a)	383,644
115,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	113,152
352,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	373,231
		NRG Energy Inc., Company Guaranteed Notes:
255,000	BB+	5.750% due 1/15/28	266,836
230,000	BB+	3.625% due 2/15/31(a)	218,725
520,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	529,672
		Talen Energy Supply LLC, Senior Secured Notes:
40,000	B+	7.250% due 5/15/27(a)	37,210
760,000	B+	6.625% due 1/15/28(a)	695,286
508,000	BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 4.300% due 7/15/29(a)	544,659

		Total Electric	3,162,415

Electrical Components & Equipment - 0.5%
527,000	B	Energizer Holdings Inc., Company Guaranteed Notes, 4.375% due 3/31/29(a)	499,870
360,000	BB+	EnerSys, Company Guaranteed Notes, 4.375% due 12/15/27(a)	371,849

		Total Electrical Components & Equipment	871,719

Electronics - 0.7%
481,000	BB-	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	485,524
310,000	BB+	Sensata Technologies BV, Company Guaranteed Notes, 4.000% due 4/15/29(a)	314,881
475,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	462,232

		Total Electronics	1,262,637

Energy - Alternate Sources - 0.1%
220,000	B-	Sunnova Energy Corp., Company Guaranteed Notes, 5.875% due 9/1/26(a)	223,193

Engineering & Construction - 0.6%
282,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	293,059
240,000	BB+	TopBuild Corp., Company Guaranteed Notes, 3.625% due 3/15/29(a)	237,433
499,000	B-	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	500,055

		Total Engineering & Construction	1,030,547

Entertainment - 2.4%
748,000	B-	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	798,797
240,000	CCC-	AMC Entertainment Holdings Inc., Secured Notes, 12.000% (10.000% cash or 12.000% PIK or 5.000% cash and 6.000% PIK) due 6/15/26(a)(e)	244,349
400,000	B	Banijay Entertainment SASU, Senior Secured Notes, 5.375% due 3/1/25(a)	408,818
174,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	175,568
		Caesars Entertainment Inc.:
471,000	B	Senior Secured Notes, 6.250% due 7/1/25(a)	490,259
310,000	CCC+	Senior Unsecured Notes, 4.625% due 10/15/29(a)	302,687
265,000	B	Cinemark USA Inc., Company Guaranteed Notes, 5.875% due 3/15/26(a)	263,613
60,000	NR	DraftKings Inc., Senior Unsecured Notes, zero coupon, due 3/15/28(a)	46,784
		Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes:
282,000	CCC+	5.625% due 9/1/29(a)	282,416
282,000	CCC+	5.875% due 9/1/31(a)	283,478

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8% - (continued)
Entertainment - 2.4% - (continued)
		SeaWorld Parks & Entertainment Inc.:
$ 430,000	B-	Company Guaranteed Notes, 5.250% due 8/15/29(a)	$432,296
375,000	BB-	Senior Secured Notes, 8.750% due 5/1/25(a)	400,112
167,000	BB-	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	170,757
238,000	B+	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Unsecured Notes, 7.750% due 4/15/25(a)	248,320

		Total Entertainment	4,548,254

Environmental Control - 0.5%
176,000	B	Covanta Holding Corp., Company Guaranteed Notes, 5.000% due 9/1/30	177,263
228,000	B1(b)	Covert Mergeco Inc., Senior Unsecured Notes, 4.875% due 12/1/29(a)	229,416
512,000	B+	Harsco Corp., Company Guaranteed Notes, 5.750% due 7/31/27(a)	519,298

		Total Environmental Control	925,977

Food - 2.3%
400,000	BB	Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 5.875% due 2/15/28(a)	421,686
600,000	B	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	560,559
		Kraft Heinz Foods Co., Company Guaranteed Notes:
40,000	BB+	5.000% due 6/4/42	48,960
40,000	BB+	5.200% due 7/15/45	51,055
619,000	BB+	4.375% due 6/1/46	717,842
200,000	BB+	5.500% due 6/1/50	271,791
425,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	489,456
510,000	B+	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	526,315
373,000	B+	Post Holdings Inc., Company Guaranteed Notes, 4.625% due 4/15/30(a)	368,895
847,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	834,935

		Total Food	4,291,494

Forest Products & Paper - 0.7%
297,000	BB-	Clearwater Paper Corp., Company Guaranteed Notes, 4.750% due 8/15/28(a)	301,118
355,000	BB	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	359,963
575,000	BB	Sylvamo Corp., Company Guaranteed Notes, 7.000% due 9/1/29(a)	589,576

		Total Forest Products & Paper	1,250,657

Healthcare - Products - 0.9%
		Mozart Debt Merger Sub Inc.:
808,000	B+	Senior Secured Notes, 3.875% due 4/1/29(a)	799,124
892,000	B-	Senior Unsecured Notes, 5.250% due 10/1/29(a)	893,517

		Total Healthcare - Products	1,692,641

Healthcare - Services - 3.0%
505,000	B	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 5.000% due 4/15/29(a)	513,590
150,000	B-	Akumin Inc., Senior Secured Notes, 7.000% due 11/1/25(a)	141,365
190,000	CCC+	Cano Health LLC, Company Guaranteed Notes, 6.250% due 10/1/28(a)	187,104
10,000	BBB-	Centene Corp., Senior Unsecured Notes, 3.375% due 2/15/30	10,084
		CHS/Community Health Systems Inc.:
		Secured Notes:
208,000	CCC	6.875% due 4/15/29(a)	205,022
442,000	CCC	6.125% due 4/1/30(a)	424,327
		Senior Secured Notes:
120,000	B	6.625% due 2/15/25(a)	124,613
450,000	B	5.625% due 3/15/27(a)	462,269
700,000	B+	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	690,813
		HCA Inc., Company Guaranteed Notes:
625,000	BB-	3.500% due 9/1/30	651,841
230,000	BB-	7.500% due 11/6/33	326,253
110,000	BB-	7.500% due 11/15/95	162,842
343,000	B	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	338,330
160,000	CCC	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	164,382
110,000	CCC+	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(a)	115,618

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8% - (continued)
Healthcare - Services - 3.0% - (continued)
		Tenet Healthcare Corp., Senior Secured Notes:
$ 342,000	B+	4.875% due 1/1/26(a)	$350,090
360,000	B+	4.625% due 6/15/28(a)	367,745
320,000	CCC	US Renal Care Inc., Senior Unsecured Notes, 10.625% due 7/15/27(a)	327,899

		Total Healthcare - Services	5,564,187

Home Builders - 0.7%
282,000	B-	Empire Communities Corp., Senior Unsecured Notes, 7.000% due 12/15/25(a)	288,066
		Forestar Group Inc., Company Guaranteed Notes:
180,000	B+	3.850% due 5/15/26(a)	178,962
180,000	B+	5.000% due 3/1/28(a)	183,285
225,000	B+	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	235,844
400,000	BB	Mattamy Group Corp., Senior Unsecured Notes, 5.250% due 12/15/27(a)	416,098

		Total Home Builders	1,302,255

Insurance - 0.6%
400,000	B-	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(a)	394,252
448,006	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, 7.625% (7.625% cash or 8.375% PIK), due 10/15/25(a)(e)	475,706
282,000	BB	NMI Holdings Inc., Senior Secured Notes, 7.375% due 6/1/25(a)	320,056

		Total Insurance	1,190,014

Internet - 1.2%
310,000	B	Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(a)	308,385
450,000	B+	Cablevision Lightpath LLC, Senior Secured Notes, 3.875% due 9/15/27(a)	437,985
300,000	BB-	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	301,422
720,000	B	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	739,624
		Match Group Holdings II LLC, Senior Unsecured Notes:
200,000	BB	4.625% due 6/1/28(a)	203,251
210,000	BB	3.625% due 10/1/31(a)	198,295
150,000	B-	Photo Holdings Merger Sub Inc., Senior Secured Notes, 8.500% due 10/1/26(a)	150,835

		Total Internet	2,339,797

Investment Companies - 0.1%
180,000	B+	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	185,532

Iron/Steel - 1.2%
		Allegheny Technologies Inc., Senior Unsecured Notes:
177,000	B	4.875% due 10/1/29	175,130
340,000	B	5.125% due 10/1/31	336,248
		Cleveland-Cliffs Inc.:
400,000	Ba3(b)	Company Guaranteed Notes, 4.625% due 3/1/29(a)	403,914
294,000	B-	Senior Unsecured Notes, 6.250% due 10/1/40	313,885
500,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	498,768
475,000	Ba3(b)	Mineral Resources Ltd., Senior Unsecured Notes, 8.125% due 5/1/27(a)	512,463

		Total Iron/Steel	2,240,408

Leisure Time - 3.1%
		Carnival Corp.:
455,000	B	Company Guaranteed Notes, 6.000% due 5/1/29(a)	443,359
830,000	B	Senior Unsecured Notes, 5.750% due 3/1/27(a)	809,520
		NCL Corp., Ltd.:
308,000	B-	Company Guaranteed Notes, 5.875% due 3/15/26(a)	300,685
		Senior Secured Notes:
169,000	B+	12.250% due 5/15/24(a)	199,952
104,000	B+	10.250% due 2/1/26(a)	119,270
		Senior Unsecured Notes:
818,000	B-	3.625% due 12/15/24(a)	752,715
70,000	NR	1.125% due 2/15/27(a)	64,470
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8% - (continued)
Leisure Time - 3.1% - (continued)
$ 500,000	B	4.250% due 7/1/26(a)	$472,683
472,000	B	5.500% due 4/1/28(a)	460,096
		Viking Cruises Ltd.:
194,000	CCC	Company Guaranteed Notes, 5.875% due 9/15/27(a)	180,447
429,000	CCC+	Senior Secured Notes, 13.000% due 5/15/25(a)	484,489
709,000	CCC	Senior Unsecured Notes, 7.000% due 2/15/29(a)	698,457
878,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	843,842

		Total Leisure Time	5,829,985

Lodging - 2.1%
250,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	260,603
665,000	B-	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, Senior Unsecured Notes, 5.000% due 6/1/29(a)	661,467
675,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	660,147
		Sands China Ltd., Senior Unsecured Notes:
200,000	BBB-	3.800% due 1/8/26	202,460
400,000	BBB-	3.250% due 8/8/31(a)	378,904
486,000	BB-	Travel + Leisure Co., Senior Secured Notes, 6.000% due 4/1/27	514,066
		Wynn Macau Ltd., Senior Unsecured Notes:
645,000	B+	5.625% due 8/26/28(a)	594,903
730,000	B+	5.125% due 12/15/29(a)	655,270

		Total Lodging	3,927,820

Machinery - Construction & Mining - 0.2%
340,000	BB-	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	340,505

Machinery - Diversified - 0.2%
128,000	B+	ATS Automation Tooling Systems Inc., Company Guaranteed Notes, 4.125% due 12/15/28(a)	129,109
330,000	B+	TK Elevator US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(a)	336,093

		Total Machinery - Diversified	465,202

Media - 6.7%
1,000,000	B	Altice Financing SA, Senior Secured Notes,5.000% due 1/15/28(a)	942,495
400,000	B	Altice Financing SA, Senior Secured Notes,5.750% due 8/15/29(a)	381,600
525,000	BB-	Block Communications Inc., Company Guaranteed Notes, 4.875% due 3/1/28(a)	531,633
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
838,000	BB	4.750% due 3/1/30(a)	855,963
240,000	BB	4.500% due 8/15/30(a)	242,221
570,000	BB	4.500% due 5/1/32	568,470
		CSC Holdings LLC:
		Company Guaranteed Notes:
340,000	BB	5.375% due 2/1/28(a)	347,743
340,000	BB	4.500% due 11/15/31(a)	329,608
		Senior Unsecured Notes:
1,145,000	B+	5.750% due 1/15/30(a)	1,123,119
265,000	B+	4.625% due 12/1/30(a)	246,915
330,000	BB	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	336,394
		DISH DBS Corp.:
1,320,000	B-	Company Guaranteed Notes, 7.750% due 7/1/26	1,358,683
410,000	B+	Senior Secured Notes, 5.750% due 12/1/28(a)	404,701
65,000	CCC	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26	60,076
280,000	B1(b)	Gannett Holdings LLC, Senior Secured Notes, 6.000% due 11/1/26(a)	280,811
131,000	B	Gray Escrow II Inc., Company Guaranteed Notes, 5.375% due 11/15/31(a)	131,761
545,000	B	Gray Television Inc., Company Guaranteed Notes, 4.750% due 10/15/30(a)	526,178
400,000	B+	iHeartCommunications Inc., Senior Secured Notes, 5.250% due 8/15/27(a)	406,750
44,000	NR	Liberty Latin America Ltd., Senior Unsecured Notes, 2.000% due 7/15/24	43,478
265,000	BB+	News Corp., Senior Unsecured Notes, 3.875% due 5/15/29(a)	260,946
587,000	BB	TEGNA Inc., Company Guaranteed Notes, 5.000% due 9/15/29(a)	589,785

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8% - (continued)
Media - 6.7% - (continued)
$ 150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	$215,979
50,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	73,794
		Univision Communications Inc., Senior Secured Notes:
240,000	B	9.500% due 5/1/25(a)	257,785
625,000	B	6.625% due 6/1/27(a)	669,281
527,000	BB-	UPC Broadband Finco BV, Senior Secured Notes, 4.875% due 7/15/31(a)	533,329
430,000	B	UPC Holding BV, Senior Secured Notes, 5.500% due 1/15/28(a)	440,995
167,000	B-	Urban One Inc., Senior Secured Notes, 7.375% due 2/1/28(a)	170,363
340,000	B	Virgin Media Vendor Financing Notes IV DAC, Senior Unsecured Notes, 5.000% due 7/15/28(a)	335,539

		Total Media	12,666,395

Metal Fabricate/Hardware - 0.2%
120,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	111,278
340,000	B+	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	339,660

		Total Metal Fabricate/Hardware	450,938

Mining - 1.5%
		First Quantum Minerals Ltd., Company Guaranteed Notes:
360,000	B	7.500% due 4/1/25(a)	370,285
480,000	B	6.875% due 10/15/27(a)	508,195
500,000	BB+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.500% due 9/15/27(a)	519,065
570,000	BB+	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	703,600
		Hudbay Minerals Inc., Company Guaranteed Notes:
120,000	B	4.500% due 4/1/26(a)	118,145
585,000	B	6.125% due 4/1/29(a)	607,675

		Total Mining	2,826,965

Miscellaneous Manufacturers - 0.0%
9,907	CCC+(f)	Anagram International Inc./Anagram Holdings LLC, Secured Notes, 10.000% (5.000% cash and 5.000% PIK or 10.000% cash) due 8/15/26(a)(e)	10,311

Oil & Gas - 7.5%
375,000	BB	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	387,422
		Apache Corp., Senior Unsecured Notes:
154,000	BB+	4.375% due 10/15/28	162,666
60,000	BB+	7.750% due 12/15/29	74,501
376,000	BB+	4.250% due 1/15/30	393,597
620,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	593,765
725,000	BB-	California Resources Corp., Company Guaranteed Notes, 7.125% due 2/1/26(a)	750,148
20,000	BB-	Chesapeake Energy Corp., Company Guaranteed Notes, 5.500% due 2/1/26(a)	20,838
376,000	BB-	Civitas Resources Inc., Company Guaranteed Notes, 5.000% due 10/15/26(a)	373,778
580,000	B	Colgate Energy Partners III LLC, Senior Unsecured Notes, 5.875% due 7/1/29(a)	576,120
		Comstock Resources Inc., Company Guaranteed Notes:
4,000	B+	7.500% due 5/15/25(a)	4,112
190,000	B+	5.875% due 1/15/30(a)	190,421
110,000	BB+	Continental Resources Inc., Company Guaranteed Notes, 5.750% due 1/15/31(a)	128,258
		Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes:
120,000	BB	6.625% due 7/15/25(a)	126,284
388,000	BB	5.750% due 1/30/28(a)	404,073
		EQT Corp., Senior Unsecured Notes:
230,000	BB+	5.000% due 1/15/29	252,275
100,000	BB+	3.625% due 5/15/31(a)	101,930
595,000	BB	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 5.750% due 2/1/29(a)	592,251
425,000	B+	Independence Energy Finance LLC, Senior Unsecured Notes, 7.250% due 5/1/26(a)	441,688
765,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 7.125% due 2/1/27(a)	789,174
500,000	BB	Murphy Oil Corp., Senior Unsecured Notes, 6.375% due 7/15/28	515,953
461,000	B-	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	453,509
380,000	B	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	394,470

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8% - (continued)
Oil & Gas - 7.5% - (continued)
$ 1,050,000	B+	Oasis Petroleum Inc., Company Guaranteed Notes, 6.375% due 6/1/26(a)	$1,081,001
		Occidental Petroleum Corp., Senior Unsecured Notes:
45,000	BB	3.500% due 8/15/29	44,142
714,000	BB	8.875% due 7/15/30	938,689
392,000	BB	6.125% due 1/1/31	458,287
108,000	BB	4.625% due 6/15/45	109,342
180,000	BB	6.600% due 3/15/46	228,213
50,000	BB	4.100% due 2/15/47	47,871
202,000	BB	4.200% due 3/15/48	194,360
161,000	BB	4.400% due 8/15/49	158,430
		PBF Holding Co. LLC/PBF Finance Corp.:
576,000	B	Company Guaranteed Notes, 6.000% due 2/15/28	345,240
100,000	BB-	Senior Secured Notes, 9.250% due 5/15/25(a)	92,461
580,000	B	Penn Virginia Holdings LLC, Company Guaranteed Notes, 9.250% due 8/15/26(a)	601,025
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	46,042
20,000	BB-	5.750% due 2/1/29	21,162
		Range Resources Corp., Company Guaranteed Notes:
70,000	BB-	9.250% due 2/1/26	75,294
480,000	BB-	8.250% due 1/15/29(a)	528,562
346,000	B+	Rockcliff Energy II LLC, Senior Unsecured Notes, 5.500% due 10/15/29(a)	348,913
500,000	BB	Southwestern Energy Co., Company Guaranteed Notes, 5.375% due 2/1/29	515,715
505,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	497,178

		Total Oil & Gas	14,059,160

Oil & Gas Services - 0.6%
503,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	516,694
300,000	B+	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 4/1/26	305,892
275,000	B	Weatherford International Ltd., Senior Secured Notes, 6.500% due 9/15/28(a)	282,909

		Total Oil & Gas Services	1,105,495

Packaging & Containers - 0.8%
280,000	B-	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.250% PIK) due 6/30/27(a)(e)	286,870
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
350,000	BB	Senior Secured Notes, 3.250% due 9/1/28(a)	338,403
390,000	B+	Senior Unsecured Notes, 4.000% due 9/1/29(a)	379,641
100,000	BB-	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	103,472
		LABL Inc.:
398,000	B-	Senior Secured Notes, 5.875% due 11/1/28(a)	394,766
72,000	CCC+	Senior Unsecured Notes, 8.250% due 11/1/29(a)	68,895

		Total Packaging & Containers	1,572,047

Pharmaceuticals - 2.4%
		AdaptHealth LLC, Company Guaranteed Notes:
30,000	B	4.625% due 8/1/29(a)	29,438
550,000	B	5.125% due 3/1/30(a)	545,020
730,000	B	Bausch Health Americas Inc., Company Guaranteed Notes, 8.500% due 1/31/27(a)	752,294
18,000	B	Bausch Health Cos., Inc., Company Guaranteed Notes, 6.125% due 4/15/25(a)	18,204
190,000	CCC-	Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes, 9.500% due 7/31/27(a)	191,585
210,000	B-	Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(a)	206,150
675,000	BB-	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 4.875% due 6/1/29(a)	635,344
394,000	B-	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(a)	392,593
		Organon & Co./Organon Foreign Debt Co.-Issuer BV:
400,000	BB	Senior Secured Notes, 4.125% due 4/30/28(a)	399,778
459,000	BB-	Senior Unsecured Notes, 5.125% due 4/30/31(a)	469,096
100,000	B-	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27(a)	101,153

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8% - (continued)
Pharmaceuticals - 2.4% - (continued)
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
$ 200,000	BB-	7.125% due 1/31/25	$213,944
650,000	BB-	5.125% due 5/9/29	636,402

		Total Pharmaceuticals	4,591,001

Pipelines - 5.7%
501,000	BB	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	515,947
		Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
130,000	B+	7.625% due 12/15/25(a)	137,099
210,000	B+	6.625% due 7/15/26(a)	214,015
559,000	BB	Buckeye Partners LP, Senior Unsecured Notes, 4.500% due 3/1/28(a)	543,566
230,000	BB	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.000% due 3/1/31(a)	235,047
380,000	BB-	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	374,828
		DCP Midstream Operating LP, Company Guaranteed Notes:
475,000	BB+	5.625% due 7/15/27	531,375
80,000	BB+	6.450% due 11/3/36(a)	104,586
190,000	BB+	6.750% due 9/15/37(a)	251,307
444,000	BB+	DT Midstream Inc., Company Guaranteed Notes, 4.375% due 6/15/31(a)	441,456
90,000	BB	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%)(c)(d)	92,025
		EQM Midstream Partners LP, Senior Unsecured Notes:
50,000	BB-	6.500% due 7/1/27(a)	54,115
230,000	BB-	5.500% due 7/15/28	244,284
170,000	BB-	6.500% due 7/15/48	198,900
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
900,000	B	6.500% due 10/1/25	881,825
226,000	B	8.000% due 1/15/27	224,598
675,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 9/1/28(a)	700,532
600,000	BB+	Holly Energy Partners LP/Holly Energy Finance Corp., Company Guaranteed Notes, 5.000% due 2/1/28(a)	598,404
605,000	B	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	588,974
650,000	BB-	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	650,751
		NuStar Logistics LP, Company Guaranteed Notes:
100,000	BB-	5.750% due 10/1/25	105,847
350,000	BB-	6.375% due 10/1/30	372,360
140,000	BB-	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, 8.500% due 10/15/26(a)	141,124
320,000	BB-	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	316,700
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
423,000	BB+	6.875% due 1/15/29(a)	469,206
250,000	BB+	4.875% due 2/1/31	268,576
		Venture Global Calcasieu Pass LLC, Senior Secured Notes:
388,000	BB	3.875% due 8/15/29(a)	390,171
250,000	BB	3.875% due 11/1/33(a)	250,469
		Western Midstream Operating LP, Senior Unsecured Notes:
90,000	BB+	4.350% due 2/1/25	93,331
170,000	BB+	3.950% due 6/1/25	176,321
270,000	BB+	5.500% due 8/15/48	312,547
250,000	BB+	6.500% due 2/1/50	286,034

		Total Pipelines	10,766,320

Real Estate - 1.2%
600,000	BB-	Cushman & Wakefield US Borrower LLC, Senior Secured Notes, 6.750% due 5/15/28(a)	642,921
420,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	436,221
		Kennedy-Wilson Inc., Company Guaranteed Notes:
350,000	BB	4.750% due 3/1/29	355,187
305,000	BB	4.750% due 2/1/30	306,830
241,000	BB	5.000% due 3/1/31	246,576

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8% - (continued)
Real Estate - 1.2% - (continued)
		Realogy Group LLC/Realogy Co.-Issuer Corp.:
$ 240,000	B+	Company Guaranteed Notes, 5.750% due 1/15/29(a)	$243,109
80,000	BB+	Secured Notes, 7.625% due 6/15/25(a)	84,568

		Total Real Estate	2,315,412

Real Estate Investment Trusts (REITs) - 3.6%
240,000	NR	AFC Gamma Inc., Senior Unsecured Notes, 5.750% due 5/1/27(a)(g)	237,788
		Apollo Commercial Real Estate Finance Inc.:
270,000	B+	Senior Secured Notes, 4.625% due 6/15/29(a)	256,844
30,000	NR	Senior Unsecured Notes, 4.750% due 8/23/22	30,296
		Diversified Healthcare Trust:
		Company Guaranteed Notes:
280,000	BB	9.750% due 6/15/25	303,017
60,000	BB	4.375% due 3/1/31	56,180
300,000	BB-	Senior Unsecured Notes, 4.750% due 2/15/28	284,686
		GEO Group Inc. (The), Company Guaranteed Notes:
360,000	CCC	5.875% due 10/15/24	324,828
523,000	CCC	6.000% due 4/15/26	451,040
450,000	BB+	HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes, 6.000% due 4/15/25(a)	466,619
220,000	NR	IIP Operating Partnership LP, Company Guaranteed Notes, 5.500% due 5/25/26	237,096
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
883,000	BB-	4.250% due 2/1/27(a)	879,565
130,000	BB-	4.750% due 6/15/29(a)	129,580
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
10,000	BBB-	4.625% due 8/1/29	10,454
690,000	BBB-	3.500% due 3/15/31	684,090
194,000	B+	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 5.875% due 10/1/28(a)	200,539
		Service Properties Trust:
201,000	BB	Company Guaranteed Notes, 5.500% due 12/15/27	204,224
		Senior Unsecured Notes:
333,000	B+	3.950% due 1/15/28	300,526
800,000	B+	4.375% due 2/15/30	721,976
		Starwood Property Trust Inc., Senior Unsecured Notes:
500,000	B+	4.750% due 3/15/25	519,531
555,000	B+	3.625% due 7/15/26(a)	549,722

		Total Real Estate Investment Trusts (REITs)	6,848,601

Retail - 4.7%
110,000	B+	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	116,569
475,000	BB	Asbury Automotive Group Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	479,496
		Bath & Body Works Inc., Company Guaranteed Notes:
40,000	BB	9.375% due 7/1/25(a)	48,646
460,000	BB	5.250% due 2/1/28	494,426
330,000	BB	6.625% due 10/1/30(a)	365,993
300,000	B+	Bed Bath & Beyond Inc., Senior Unsecured Notes, 5.165% due 8/1/44	263,823
333,000	BB-	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	351,110
830,000	CCC	Carrols Restaurant Group Inc., Company Guaranteed Notes, 5.875% due 7/1/29(a)	715,867
670,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	656,657
50,000	NR	Cheesecake Factory Inc. (The), Senior Unsecured Notes, 0.375% due 6/15/26	44,577
394,000	B	Dave & Buster’s Inc., Senior Secured Notes, 7.625% due 11/1/25(a)	418,416
600,000	B-	eG Global Finance PLC, Senior Secured Notes, 6.750% due 2/7/25(a)	605,733
718,000	BB	FirstCash Inc., Company Guaranteed Notes, 4.625% due 9/1/28(a)	715,580
134,000	CCC+	Foundation Building Materials Inc., Company Guaranteed Notes, 6.000% due 3/1/29(a)	128,231
		Gap Inc. (The), Company Guaranteed Notes:
345,000	BB	3.625% due 10/1/29(a)	330,645

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8% - (continued)
Retail - 4.7% - (continued)
$ 425,000	BB	3.875% due 10/1/31(a)	$406,980
		Michaels Cos Inc. (The):
40,000	B	Senior Secured Notes, 5.250% due 5/1/28(a)	39,622
370,000	CCC+	Senior Unsecured Notes, 7.875% due 5/1/29(a)	368,030
147,000	B-	NMG Holding Co., Inc./Neiman Marcus Group LLC, Senior Secured Notes, 7.125% due 4/1/26(a)	153,975
320,000	BB+	Nordstrom Inc., Senior Unsecured Notes, 5.000% due 1/15/44	297,882
538,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	535,291
302,000	CCC+	Party City Holdings Inc., Senior Secured Notes, 8.750% due 2/15/26(a)	305,621
		PetSmart Inc./PetSmart Finance Corp.:
250,000	CCC+	Company Guaranteed Notes, 7.750% due 2/15/29(a)	267,723
250,000	BB-	Senior Secured Notes, 4.750% due 2/15/28(a)	253,425
270,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	274,324
150,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	148,385
130,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	132,712

		Total Retail	8,919,739

Software - 1.4%
110,000	BB-	Black Knight InfoServ LLC, Company Guaranteed Notes, 3.625% due 9/1/28(a)	107,305
		Clarivate Science Holdings Corp.:
100,000	B	Senior Secured Notes, 3.875% due 7/1/28(a)	98,454
534,000	CCC+	Senior Unsecured Notes, 4.875% due 7/1/29(a)	523,787
250,000	B+	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	245,388
380,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	374,976
190,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 2/15/30(a)	189,328
230,000	B	Playtika Holding Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	218,433
640,000	B+	Rackspace Technology Global Inc., Senior Secured Notes, 3.500% due 2/15/28(a)	601,043
200,000	CCC	Rocket Software Inc., Senior Unsecured Notes, 6.500% due 2/15/29(a)	188,351

		Total Software	2,547,065

Telecommunications - 4.9%
		Altice France SA, Senior Secured Notes:
400,000	B	8.125% due 2/1/27(a)	427,086
990,000	B	5.125% due 7/15/29(a)	942,975
655,000	B	5.500% due 10/15/29(a)	633,352
		CommScope Inc.:
90,000	CCC+	Company Guaranteed Notes, 8.250% due 3/1/27(a)	88,359
260,000	B	Senior Secured Notes, 4.750% due 9/1/29(a)	251,978
		CommScope Technologies LLC, Company Guaranteed Notes:
200,000	CCC+	6.000% due 6/15/25(a)	193,485
20,000	CCC+	5.000% due 3/15/27(a)	18,004
700,000	B+	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	730,751
		Frontier Communications Holdings LLC:
150,000	CCC+	Secured Notes, 6.750% due 5/1/29(a)	154,650
120,000	B+	Senior Secured Notes, 5.000% due 5/1/28(a)	120,558
445,000	BB	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	494,909
		Iliad Holding SASU, Senior Secured Notes:
201,000	B+	6.500% due 10/15/26(a)	205,918
200,000	B+	7.000% due 10/15/28(a)	205,346
550,000	WR(b)	Intelsat Jackson Holdings SA, Senior Secured Notes, 8.000% due 2/15/24(a)(h)	560,703
		Lumen Technologies Inc., Senior Unsecured Notes:
362,000	BB-	5.125% due 12/15/26(a)	363,222
475,000	BB-	5.375% due 6/15/29(a)	462,322
855,000	BB+	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	1,265,250
		Switch Ltd., Company Guaranteed Notes:
130,000	BB	3.750% due 9/15/28(a)	128,572

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.8% - (continued)
Telecommunications - 4.9% - (continued)
$ 130,000	BB	4.125% due 6/15/29(a)	$130,755
		Telesat Canada/Telesat LLC:
267,000	B	Company Guaranteed Notes, 6.500% due 10/15/27(a)	208,755
375,000	BB-	Senior Secured Notes, 4.875% due 6/1/27(a)	328,521
		T-Mobile USA Inc., Company Guaranteed Notes:
30,000	BB+	3.500% due 4/15/31	30,571
390,000	BB+	3.500% due 4/15/31(a)	397,418
120,000	BB+	Viavi Solutions Inc., Company Guaranteed Notes, 3.750% due 10/1/29(a)	116,814
460,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	454,052
350,000	CCC+	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	330,286

		Total Telecommunications	9,244,612

Transportation - 0.6%
501,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	510,462
320,000	CCC+	Carriage Purchaser Inc., Senior Unsecured Notes, 7.875% due 10/15/29(a)	304,099
184,000	B+	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	223,719

		Total Transportation	1,038,280

Trucking & Leasing - 0.3%
575,000	BB+	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(c)	617,156

		TOTAL CORPORATE BONDS & NOTES (Cost - $166,332,841)	169,128,475

SENIOR LOANS - 3.2%
59,100	NR	Acrisure LLC, (Restricted, cost - $58,990, acquired 1/31/20), 3.632% (3-Month USD-LIBOR + 3.500%) due 2/15/27(i)	57,844
29,630	NR	AmeriLife Holdings LLC, (Restricted, cost - $29,580, acquired 2/6/20), 4.086% (1-Month USD-LIBOR + 4.000%) due 3/18/27(i)	29,451
170,000	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost - $163,001, acquired 5/21/20), 1.835% (1-Month USD-LIBOR + 1.750%) due 3/11/25(i)	166,515
336,428	NR	Arctic Canadian Diamond Co., Ltd., (Restricted, cost - $336,428, acquired 2/2/21), 17.500% (3-Month USD-LIBOR + 17.500%) due 12/31/24#(g)(i)(k)	323,845
246,543	NR	Asurion LLC, (Restricted, cost - $242,516, acquired 4/8/20), 3.340% (1-Month USD-LIBOR + 3.250%) due 12/23/26(i)	243,153
29,328	NR	athenahealth Inc., (Restricted, cost - $28,975, acquired 2/7/19), 4.399% (1-Month USD-LIBOR + 4.250%/3-Month USD-LIBOR + 4.250%) due 2/11/26(i)	29,339
226,533	NR	Commscope Inc., (Restricted, cost - $219,903, acquired 4/17/20), 3.340% (1-Month USD-LIBOR + 3.250%) due 4/6/26(i)	221,012
32,025	NR	CoreCivic Inc., (Restricted, cost - $31,049, acquired 12/12/19), 5.500% (1-Month USD-LIBOR + 4.500%) due 12/18/24(i)	31,865
325,050	NR	DCert Buyer Inc., (Restricted, cost - $317,267, acquired 4/17/20), 4.090% (1-Month USD-LIBOR + 4.000%) due 10/16/26(i)	324,258
590,000	NR	Dcert Buyer Inc., (Restricted, cost - $588,666, acquired 2/16/21), 7.090% (1-Month USD-LIBOR + 7.000%) due 2/19/29(i)	596,375
80,000	NR	Deerfield Dakota Holding LLC, (Restricted, cost - $79,056, acquired 3/5/20), 7.500% (1-Month USD-LIBOR + 6.750%) due 4/7/28(i)	81,600
266,625	NR	Equinox Holdings Inc., (Restricted, cost - $261,752, acquired 6/9/20), 10.000% (3-Month USD-LIBOR + 9.000%) due 3/8/24(i)	269,291
59,188	NR	EyeCare Partners LLC, (Restricted, cost - $59,143, acquired 2/5/20), 3.882% (3-Month USD-LIBOR + 3.750%) due 2/18/27(i)	58,581
19,598	NR	Gannett Holdings LLC, 7.750% (3-Month USD-LIBOR + 7.000%) due 2/9/26	19,672
480,000	NR	Garda World Security Corp., (Restricted, cost - $462,826, acquired 4/17/20), 4.350% (1-Month USD-LIBOR + 4.250%) due 10/30/26(i)	480,214
77,825	NR	Global Tel*Link Corp., (Restricted, cost - $75,718, acquired 8/16/19), 4.340% (1-Month USD-LIBOR + 4.250%) due 11/29/25(g)(i)	75,131
238,200	NR	Great Outdoors Group LLC, (Restricted, cost - $238,200, acquired 11/24/21), 4.500% (3-Month USD-LIBOR + 3.750%) due 3/6/28(i)	238,424
30,369	NR	LifePoint Health Inc., (Restricted, cost - $30,197, acquired 11/14/18), 3.842% (1-Month USD-LIBOR + 3.750%) due 11/16/25(i)	30,159
320,000	NR	Mileage Plus Holdings LLC, (Restricted, cost - $314,888, acquired 6/25/20), 6.250% (3-Month USD-LIBOR + 5.250%) due 6/21/27(i)	335,350
308,450	NR	Peraton Corp., (Restricted, cost - $307,074, acquired 2/23/21), 4.500% (1-Month USD-LIBOR + 3.750%) due 2/1/28(i)	308,120
246,241	NR	Phoenix Guarantor Inc., (Restricted, cost - $233,745, acquired 4/8/20), 3.342% (1-Month USD-LIBOR + 3.250%) due 3/5/26(i)	243,845
50,000	NR	Radiology Partners Inc., (Restricted, cost - $47,528, acquired 5/21/20), 4.339% (1-Month USD-LIBOR + 4.250%) due 7/9/25(i)	49,380
380,000	NR	Redstone HoldCo 2 LP, (Restricted, cost - $377,503, acquired 4/16/21), 5.500% (3-Month USD-LIBOR + 4.750%) due 4/27/28(i)	361,855
246,203	NR	Sedgwick Claims Management Services Inc., (Restricted, cost - $231,947, acquired 4/30/20), 3.340% (1-Month USD-LIBOR + 3.250%) due 12/31/25(i)	241,740
73,952	NR	Spencer Spirit IH LLC, (Restricted, cost - $72,991, acquired 6/14/19), 6.090% (1-Month USD-LIBOR + 6.000%) due 6/19/26(g)(i)	73,891
49,104	NR	Terrier Media Buyer Inc., (Restricted, cost - $48,927, acquired 12/12/19), 3.590% (1-Month USD-LIBOR + 3.500%) due 12/17/26(i)	48,601
248,750	NR	Truck Hero Inc., (Restricted, cost - $248,750, acquired 1/20/21), 4.000% (1-Month USD-LIBOR + 3.250%) due 1/31/28(i)	247,218
306,881	NR	U.S. Renal Care Inc., (Restricted, cost - $306,449, acquired 1/7/21), 5.090% (1-Month USD-LIBOR + 5.000%) due 6/26/26(i)	298,899
109,590	NR	Vericast Corp., (Restricted, cost - $99,045, acquired 9/16/21) due 6/16/26(i)(j)	101,194
315,958	NR	Verscend Holding Corp., (Restricted, cost - $305,613, acquired 4/8/20), 4.090% (1-Month USD-LIBOR + 4.000%) due 8/27/25(i)	315,918

		TOTAL SENIOR LOANS (Cost - $5,836,995)	5,902,740

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
$ 280,000	BBB-	ARES XLIV CLO Ltd., Series 2017-44A, Class CR, 3.524% (3-Month USD-LIBOR + 3.400%) due 4/15/34(a)(c)	$278,731
250,000	Baa3(b)	Battalion CLO XI Ltd., Series 2017-11A, Class DR, 3.774% (3-Month USD-LIBOR + 3.650%) due 4/24/34(a)(c)	248,743
280,000	Ba3(b)	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 6.534% (3-Month USD-LIBOR + 6.410%) due 4/15/34(a)(c)	276,667
250,000	Baa3(b)	Dryden 49 Senior Loan Fund, Series 2017-49A, Class DR, 3.522% (3-Month USD-LIBOR + 3.400%) due 7/18/30(a)(c)	249,602
360,000	BB-	Madison Park Funding XXXV Ltd., Series 2019-35A, Class ER, 6.232% (3-Month USD-LIBOR + 6.100%) due 4/20/32(a)(c)	359,358
500,000	Ba1(b)	Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 3.662% (3-Month USD-LIBOR + 3.530%) due 1/20/32(a)(c)	487,500
280,000	Baa3(b)	Mountain View CLO IX Ltd., Series 2015-9A, Class CR, 3.244% (3-Month USD-LIBOR + 3.120%) due 7/15/31(a)(c)	270,343
250,000	BB-	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 6.050% (3-Month USD-LIBOR + 5.920%) due 10/21/30(a)(c)	246,725
210,000	BBB-	Ocean Trails CLO V, Series 2014-5A, Class DRR, 3.572% (3-Month USD-LIBOR + 3.450%) due 10/13/31(a)(c)	201,777
310,000	Baa1(b)	Ocean Trails CLO VI, Series 2016-6A, Class DRR, 3.724% (3-Month USD-LIBOR + 3.600%) due 7/15/28(a)(c)	307,921
250,000	BBB-	Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, 2.882% (3-Month USD-LIBOR + 2.750%) due 1/20/31(a)(c)	247,942
300,000	BBB-	Pulsar Funding I LLC, Series 2019-1A, Class C, 4.932% (3-Month USD-LIBOR + 4.800%) due 1/20/33(a)(c)	298,125
230,000	BB-	Sculptor CLO XXVI Ltd., Series 26A, Class E, zero coupon, (3-Month USD-LIBOR + 7.250%) due 7/20/34(a)(c)	228,305
30,488	Ba3(b)	Symphony CLO XX Ltd., Series 2018-20A, Class E, 6.412% (3-Month USD-LIBOR + 6.290%) due 1/16/32(a)(c)	30,539
310,000	Ba3(b)	THL Credit Wind River Clo Ltd., Series 2017-3A, Class ER, 7.174% (3-Month USD-LIBOR + 7.050%) due 4/15/35(a)(c)	310,031
350,000	BB-	Voya CLO Ltd., Series 2017-3A, Class DR, 7.082% (3-Month USD-LIBOR + 6.950%) due 4/20/34(a)(c)	348,250

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,385,275)	4,390,559

Shares/Units
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Pipelines - 0.4%
12,149		MPLX LP, step bond to yield (Restricted, cost - $394,843, acquired 12/16/20), 8.462%*(d)(i)(k)	431,290
350		Targa Resources Corp., (Restricted, cost - $367,500, acquired 2/17/21), 9.500%(d)(i)	379,425
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $762,343)	810,715

COMMON STOCKS - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
17,453		Hercules Offshore Inc.*(g)(k)	—

Oil & Gas - 0.2%
21,784		Berry Corp	177,322
1,531		Oasis Petroleum Inc	183,567

		TOTAL COMMON STOCKS (Cost - $1,192,342)	360,889

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
4,950		B Riley Financial Inc., 5.250% due 8/31/28	123,948
12,150		B. Riley Financial Inc., 6.000% due 1/31/28	311,891

		TOTAL PREFERRED STOCKS (Cost - $427,500)	435,839

SOVEREIGN BONDS - 0.0%
Argentina - 0.0%
		Argentine Republic Government International Bonds:
9,647	CCC+	1.000% due 7/9/29	3,232
51,375	CCC+	step bond to yield, 0.500% due 7/9/30	16,032
94,124	CCC+	step bond to yield, 1.125% due 7/9/35	26,614

		TOTAL SOVEREIGN BONDS (Cost - $82,686)	45,878

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $179,019,982)	181,075,095

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS - 2.4%
TIME DEPOSITS - 2.4%
$ 99	ANZ National Bank - London, 0.005% due 12/1/21	$99
77	Barclays Bank PLC - London, 0.005% due 12/1/21	77
1,704,567	BNP Paribas - Paris, 0.005% due 12/1/21	1,704,567
691,474	DNB - Oslo, 0.005% due 12/1/21	691,474
2,059,481	Royal Bank of Canada - Toronto, 0.005% due 12/1/21	2,059,481
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,455,698)	4,455,698

	TOTAL INVESTMENTS - 98.5% (Cost - $183,475,680)	185,530,793

	Other Assets in Excess of Liabilities - 1.5%	2,744,207

	TOTAL NET ASSETS - 100.0%	$188,275,000

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $140,158,851 and represents 74.4% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2021.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	Rating by Fitch Ratings Service.
(g)	Illiquid security.
(h)	Security is currently in default.
(i)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2021, amounts to $6,693,783 and represents 3.6% of net assets.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2021, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
High Yield Fund	$183,475,680	$5,944,589	$(3,889,476)	$2,055,113

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
USD	—	United States Dollar

Summary of Investments by Security Type^
Corporate Bonds & Notes	91.2%
Senior Loans	3.2
Collateralized Mortgage Obligations	2.4
Convertible Preferred Stocks	0.4
Preferred Stocks	0.2
Common Stocks	0.2
Sovereign Bonds	0.0 *
Short-Term Investments	2.4

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

See pages 254-256 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 46.0%
Argentina - 0.1%
360,000	ARS	Argentine Bonos del Tesoro, 15.500% due 10/17/26(a)	$1,402
4,960,000	ARS	Bonos del Tesoro Nacional en Pesos Badlar, 36.160% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(a)(b)	51,401
780,000	ARS	Ciudad Autonoma de Buenos Aires, 39.161% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 5.000%) due 1/23/22(a)(b)	8,083
460,000	ARS	Provincia de Buenos Aires, 37.909% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(c)	3,878

		Total Argentina	64,764

Australia - 0.5%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	76,362
200,000	AUD	1.000% due 11/21/31	133,622
500,000	AUD	1.750% due 6/21/51	314,751
300,000	AUD	Northern Territory Treasury Corp., 2.000% due 4/21/31	210,098
150,000	AUD	Treasury Corp. of Victoria, 4.250% due 12/20/32	129,500

		Total Australia	864,333

Canada - 1.7%
600,000	CAD	Canadian Government Bonds, 2.000% due 12/1/51	483,068
3,100,000	CAD	Province of Ontario Canada, 3.150% due 6/2/22	2,460,534

		Total Canada	2,943,602

France - 4.9%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	1,641,944
3,200,000	EUR	2.000% due 5/25/48(c)	4,894,744
1,150,000	EUR	0.750% due 5/25/52(c)	1,327,935
500,000	EUR	0.500% due 5/25/72(c)	484,662

		Total France	8,349,285

Hungary - 0.1%
$ 200,000		Hungary Government International Bonds, 2.125% due 9/22/31(c)	193,902

Israel - 1.1%
		Israel Government Bonds - Fixed:
3,000,000	ILS	5.500% due 1/31/22	1,004,855
2,000,000	ILS	1.000% due 3/31/30	645,372
200,000		State of Israel, 3.800% due 5/13/60	228,206

		Total Israel	1,878,433

Italy - 4.4%
		Italy Buoni Poliennali Del Tesoro:
900,000	EUR	0.350% due 2/1/25	1,035,514
3,000,000	EUR	1.850% due 7/1/25(c)	3,630,694
950,000	EUR	1.700% due 9/1/51(c)	1,060,401
900,000	EUR	2.150% due 3/1/72(c)	1,003,151
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	672,279

		Total Italy	7,402,039

Japan - 17.3%
1,200,000		Development Bank of Japan Inc., 2.500% due 10/18/22	1,222,042
200,000		Japan Finance Organization for Municipalities, 2.625% due 4/20/22(c)	201,838
920,000,000	JPY	Japan Government Ten Year Bonds, 0.100% due 6/20/31	8,190,081
		Japan Government Thirty Year Bonds:
190,000,000	JPY	1.700% due 9/20/44	2,108,918
310,000,000	JPY	1.400% due 9/20/45	3,271,887
152,000,000	JPY	0.500% due 9/20/46	1,326,232
168,000,000	JPY	0.700% due 12/20/48	1,512,324

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Japan - 17.3% - (continued)
380,000,000	JPY	0.500% due 3/20/49	$3,244,840
235,000,000	JPY	0.700% due 6/20/51	2,099,470
		Japan Government Twenty Year Bonds:
120,000,000	JPY	1.300% due 6/20/35	1,215,892
181,000,000	JPY	1.200% due 9/20/35	1,814,237
190,000,000	JPY	1.000% due 12/20/35	1,859,973
40,000,000	JPY	0.400% due 3/20/36	361,736
111,427,800	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,018,895

		Total Japan	29,448,365

Kuwait - 0.6%
$ 900,000		Kuwait International Government Bonds, 3.500% due 3/20/27	980,637

Lithuania - 0.3%
500,000	EUR	Lithuania Government Bonds, 0.100% due 4/1/23	568,599

Malaysia - 1.1%
		Malaysia Government Bonds:
1,100,000	MYR	3.906% due 7/15/26	269,732
700,000	MYR	3.502% due 5/31/27	168,748
200,000	MYR	4.232% due 6/30/31	50,008
500,000	MYR	3.828% due 7/5/34	118,479
3,700,000	MYR	4.254% due 5/31/35	911,959
300,000	MYR	3.757% due 5/22/40	67,835
		Malaysia Government Investment Issue:
600,000	MYR	4.369% due 10/31/28	150,506
100,000	MYR	4.130% due 7/9/29	24,691
200,000	MYR	4.724% due 6/15/33	51,251
200,000	MYR	4.119% due 11/30/34	48,064

		Total Malaysia	1,861,273

Peru - 0.7%
		Peruvian Government International Bonds:
1,300,000	PEN	6.350% due 8/12/28	336,352
1,300,000	PEN	6.350% due 8/12/28(c)	336,352
800,000	PEN	5.940% due 2/12/29	201,689
400,000	PEN	5.940% due 2/12/29(c)	100,844
700,000	PEN	6.950% due 8/12/31(c)	184,813
200,000	PEN	5.350% due 8/12/40(c)	41,753

		Total Peru	1,201,803

Qatar - 1.2%
		Qatar Government International Bonds:
1,000,000		3.875% due 4/23/23	1,043,221
700,000		4.500% due 4/23/28	802,490
200,000		4.400% due 4/16/50(c)	245,512

		Total Qatar	2,091,223

Romania - 0.3%
		Romanian Government International Bonds:
200,000	EUR	1.750% due 7/13/30(c)	212,262
100,000	EUR	2.000% due 4/14/33(c)	103,470
50,000	EUR	2.750% due 4/14/41(c)	50,525
200,000	EUR	2.875% due 4/13/42(c)	203,149

		Total Romania	569,406

Serbia - 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(c)	105,877
100,000	EUR	1.650% due 3/3/33(c)	101,476

		Total Serbia	207,353

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Singapore - 0.8%
		Singapore Government Bonds:
200,000	SGD	2.875% due 9/1/30	$160,730
350,000	SGD	1.625% due 7/1/31	254,938
300,000	SGD	3.375% due 9/1/33	254,837
100,000	SGD	2.250% due 8/1/36	76,252
200,000	SGD	2.750% due 4/1/42	165,137
500,000	SGD	1.875% due 10/1/51	361,699

		Total Singapore	1,273,593

Slovenia - 0.2%
$ 250,000		Slovenia Government International Bonds, 5.250% due 2/18/24	273,675

Spain - 6.8%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	152,476
		Spain Government Bonds:
300,000	EUR	0.250% due 7/30/24(c)	347,134
2,000,000	EUR	1.450% due 10/31/27(c)	2,478,321
1,500,000	EUR	1.400% due 7/30/28(c)	1,862,537
450,000	EUR	1.450% due 4/30/29(c)	562,387
2,700,000	EUR	1.250% due 10/31/30(c)	3,330,288
400,000	EUR	1.850% due 7/30/35(c)	523,834
300,000	EUR	1.000% due 10/31/50(c)	325,915
600,000	EUR	3.450% due 7/30/66(c)	1,086,107
800,000	EUR	1.450% due 10/31/71(c)	846,456

		Total Spain	11,515,455

United Arab Emirates - 0.1%
200,000		Abu Dhabi Government International Bonds, 3.875% due 4/16/50(c)	232,250

United Kingdom - 3.7%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	2,615,769
700,000	GBP	3.500% due 1/22/45	1,422,129
500,000	GBP	1.750% due 1/22/49	799,867
1,100,000	GBP	0.625% due 10/22/50	1,370,659

		Total United Kingdom	6,208,424

		TOTAL SOVEREIGN BONDS (Cost - $76,284,349)	78,128,414

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.0%
149,541		A10 Bridge Asset Financing LLC, Series 2020-C, Class A, 2.021% due 8/15/40(c)	150,005
400,000		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 0.992% (1-Month USD-LIBOR + 0.900%) due 8/25/35(b)	400,266
310,008	GBP	ALBA PLC, Series 2007-1, Class A3, 0.241% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(b)	401,122
400,000		Apidos CLO XXVI, Series 2017-26A, Class A1AR, 1.022% (3-Month USD-LIBOR + 0.900%) due 7/18/29(b)(c)	400,224
177,811		Arch Street CLO Ltd., Series 2016-2A, Class AR2, 1.132% (3-Month USD-LIBOR + 1.000%) due 10/20/28(b)(c)	177,862
400,000		ARES L CLO Ltd., Series 2018-50A, Class AR, 1.174% (3-Month USD-LIBOR + 1.050%) due 1/15/32(b)(c)	400,274
400,000		Ares XL CLO Ltd., Series 2016-40A, Class A1RR, 0.990% (3-Month USD-LIBOR + 0.870%) due 1/15/29(b)(c)	400,200
447,301		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 0.572% (1-Month USD-LIBOR + 0.480%) due 5/25/35(b)	424,843
259,768	GBP	Avon Finance No 2 PLC, Series 2A, Class A, 0.950% (Sterling Overnight Index Average + 0.900%) due 9/20/48(b)(c)	346,840
9,093		Banc of America Funding Trust, Series 2006-A, Class 1A1, 2.603% due 2/20/36(b)	9,147
184,993		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 0.542% (1-Month USD-LIBOR + 0.450%) due 3/25/37(b)(c)	179,285
400,000		BDS Ltd., Series 2021-FL10, Class A, 1.450% (1-Month USD-LIBOR + 1.350%) due 12/18/36(b)(c)	400,999
		Bear Stearns Adjustable Rate Mortgage Trust:
2,210		Series 2003-5, Class 1A2, 2.489% due 8/25/33(b)	2,305
3,413		Series 2003-7, Class 6A, 2.323% due 10/25/33(b)	3,519
8,842		Series 2004-2, Class 22A, 2.451% due 5/25/34(b)	8,796
5,248		Series 2004-2, Class 23A, 2.667% due 5/25/34(b)	4,909
50,077		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 2.701% due 1/26/36(b)	41,433
75,897	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 0.650% (3-Month EURIBOR + 0.650%) due 10/3/29(b)(c)	85,946

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.0% - (continued)
299,697	EUR	BlueMountain Euro CLO, Series 2017-2A, Class AR, 0.650% (3-Month EURIBOR + 0.650%) due 7/15/30(b)(c)	$340,536
300,000	EUR	BNPP AM Euro CLO BV, Series 2019-1A, Class AR, 0.820% (3-Month EURIBOR + 0.820%) due 7/22/32(b)(c)	340,450
236,785	EUR	Cairn CLO VII BV, Series 2016-7A, Class A1R, 0.670% (3-Month EURIBOR + 0.670%) due 1/31/30 (b)(c)	269,131
250,000	EUR	Cairn CLO X DAC, Series 2018-10A, Class AR, 0.780% (3-Month EURIBOR + 0.780%) due 10/15/31 (b)(c)	284,658
$ 400,000		CARLYLE US CLO Ltd., Series 2017-1A, Class A1R, 1.132% (3-Month USD-LIBOR + 1.000%) due 4/20/31(b)(c)	400,225
300,000	EUR	Cordatus CLO PLC, Series 11A, Class AR, 0.650% (3-Month EURIBOR + 0.650%) due 10/15/31 (b)(c)	339,879
		Countrywide Alternative Loan Trust:
4,540		Series 2005-21CB, Class A3, 5.250% due 6/25/35	4,280
20,174		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	15,031
36,345		Series 2007-11T1, Class A12, 0.442% (1-Month USD-LIBOR + 0.350%) due 5/25/37(b)	11,533
27,972		Series 2007-7T2, Class A9, 6.000% due 4/25/37	17,165
		Countrywide Asset-Backed Certificates:
23,648		Series 2006-18, Class 2A2, 0.252% (1-Month USD-LIBOR + 0.160%) due 3/25/37(b)	23,640
390,597		Series 2007-9, Class 2A4, 0.342% (1-Month USD-LIBOR + 0.250%) due 2/25/36(b)	384,605
60,051		Series 2007-12, Class 1A1, 0.832% (1-Month USD-LIBOR + 0.740%) due 8/25/47(b)	59,428
448,150		Series 2007-13, Class 1A, 0.932% (1-Month USD-LIBOR + 0.840%) due 10/25/47(b)	441,274
155,688		Series 2007-SEA2, Class 1A1, 1.092% (1-Month USD-LIBOR + 1.000%) due 8/25/47(b)(c)	156,477
		Countrywide Home Loan Mortgage Pass-Through Trust:
625		Series 2004-12, Class 11A1, 3.003% due 8/25/34(b)	636
52,553		Series 2005-2, Class 1A1, 0.732% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	46,960
3,477		Series 2005-3, Class 2A1, 0.672% (1-Month USD-LIBOR + 0.580%) due 4/25/35(b)	3,371
55,488		Series 2005-9, Class 1A3, 0.552% (1-Month USD-LIBOR + 0.460%) due 5/25/35(b)	48,370
15,989		Series 2005-11, Class 3A1, 2.540% due 4/25/35(b)	14,196
13,264		Series 2005-HYB9, Class 3A2A, 1.985% (1-Year USD-LIBOR + 1.750%) due 2/20/36(b)	11,765
546,430		Series 2007-4, Class 1A47, 6.000% due 5/25/37	351,554
92,350		Series 2007-19, Class 2A1, 6.500% due 11/25/47	63,604
169,347		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 0.692% (1-Month USD-LIBOR + 0.600%) due 9/25/37(b)	168,840
34,758		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	12,881
140,381		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	46,213
96,530		CSMC Trust, Series 2021-INV1, Class A3, 2.500% due 7/25/56(b)(c)	97,766
471,996		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 0.842% (1-Month USD-LIBOR + 0.750%) due 10/25/47(b)	443,251
300,000	EUR	Dryden Leveraged Loan CDO, Series 2017-27A, Class AR, 0.660% (3-Month EURIBOR + 0.660%) due 4/15/33 (b)(c)	338,933
300,000		Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 1.104% (3-Month USD-LIBOR + 0.980%) due 4/15/28(b)(c)	300,160
400,000		Elevation CLO Ltd., Series 2017-8A, Class A1R2, 1.080% (3-Month USD-LIBOR + 0.950%) due 10/25/30(b)(c)	400,200
464,080		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 1.142% (1-Month USD-LIBOR + 1.050%) due 5/25/37(b)(c)	466,048
141,909	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.220% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(b)	185,355
317,620	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 1.017% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(b)	423,275
397,930		Extended Stay America Trust, Series 2021-ESH, Class A, 1.170% (1-Month USD-LIBOR + 1.080%) due 7/15/38(b)(c)	398,334
		Federal Home Loan Mortgage Corp. (FHLMC):
18,336		Series T-35, Class A, 0.372% (1-Month USD-LIBOR + 0.280%) due 9/25/31(b)	18,210
23,920		Series T-62, Class 1A1, 1.283% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(b)	24,519
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
16,052		Series 2391, Class FJ, 0.589% (1-Month USD-LIBOR + 0.500%) due 4/15/28(b)	16,122
28,989		Series 2614, Class SJ, 19.417% (19.663% - 2.750% x 1-Month USD-LIBOR) due 5/15/33(d)	39,034
116,264		Series 4579, Class FD, 0.432% (1-Month USD-LIBOR + 0.350%) due 1/15/38(b)	116,521
116,264		Series 4579, Class SD, 1.891% due 1/15/38(b)(e)	7,046
4,871		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	5,521
		Federal National Mortgage Association (FNMA), REMICS:
4,844		Series 2003-34, Class A1, 6.000% due 4/25/43	5,434
7,350		Series 2006-48, Class TF, 0.492% (1-Month USD-LIBOR + 0.400%) due 6/25/36(b)	7,426
67,615		Series 2009-104, Class FA, 0.892% (1-Month USD-LIBOR + 0.800%) due 12/25/39(b)	67,408
34,340		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	39,286
79,514		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 0.812% (1-Month USD-LIBOR + 0.720%) due 10/25/35(b)	79,538
400,000		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 1.094% (3-Month USD-LIBOR + 0.970%) due 10/15/30(b)(c)	400,099

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.0% - (continued)
$ 20,056		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 2.924% due 11/19/35(b)	$20,186
		Government National Mortgage Association (GNMA):
313,147		Series 2016-H15, Class FA, 0.875% (1-Month USD-LIBOR + 0.800%) due 7/20/66(b)	317,184
10,827		Series 2017-121, Class PE, 3.000% due 7/20/46	11,026
		GS Mortgage-Backed Securities Trust:
195,560		Series 2021-GR2, Class A2, 2.500% due 2/25/52(b)(c)	197,808
100,000		Series 2021-GR3, Class A2, 2.500% due 4/25/52(b)(c)	100,228
392,961		Series 2021-HP1, Class A2, 2.500% due 1/25/52(b)(c)	396,491
97,200		Series 2021-INV1, Class A2, 2.500% due 12/25/51(b)(c)	97,890
		GSR Mortgage Loan Trust:
3,125		Series 2003-1, Class A2, 1.840% (1-Year CMT Index + 1.750%) due 3/25/33(b)	3,199
70,167		Series 2005-AR7, Class 2A1, 2.807% due 11/25/35(b)	71,420
		Harborview Mortgage Loan Trust:
12,595		Series 2005-2, Class 2A1A, 0.529% (1-Month USD-LIBOR + 0.440%) due 5/19/35(b)	12,160
26,180		Series 2005-3, Class 2A1A, 0.569% (1-Month USD-LIBOR + 0.480%) due 6/19/35(b)	26,252
56,008		Series 2006-SB1, Class A1A, 0.933% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(b)	53,858
78,234		Series 2007-1, Class 2A1A, 0.349% (1-Month USD-LIBOR + 0.130%) due 3/19/37(b)	72,804
300,000	EUR	Harvest CLO XI DAC, Series 2011-A, Class ARR, 0.650% (3-Month EURIBOR + 0.650%) due 6/26/30(b)(c)	339,177
357,442	GBP	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.100% (Sterling Overnight Index Average + 1.050%) due 5/25/53(b)(c)	477,617
117,283		Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(b)(c)	117,618
		JPMorgan Mortgage Trust:
2,332		Series 2003-A2, Class 3A1, 1.815% due 11/25/33(b)	2,369
642		Series 2005-A1, Class 6T1, 2.283% due 2/25/35(b)	653
782,480		Series 2021-INV4, Class A2, 3.000% due 1/25/52(b)(c)	806,850
1,195,166		Series 2021-INV7, Class A2, 3.000% due 2/25/52(b)(c)	1,226,156
700,000		Series 2022-INV1 , Class A2, 3.000% due 2/25/52#(a)(c)(f)	720,257
7,997		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 6.049% due 7/27/37(b)(c)	8,018
500,000		LCM XIII LP, Series 2013-A, Class AR3, zero coupon (3-Month USD-LIBOR + 0.870%) due 7/19/27(b)(c)(f)(p)	500,000
450,187	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 0.245% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(b)	578,816
400,000		LUXE Trust, Series 2021-TRIP, Class A, 1.140% (1-Month USD-LIBOR + 1.050%) due 10/15/38(b)(c)	400,854
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(c)	302,090
250,000		Marble Point CLO X Ltd., Series 2017-1A, Class AR, 1.164% (3-Month USD-LIBOR + 1.040%) due 10/15/30(b)(c)	250,072
3,631		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 1.820% due 2/25/33(b)	3,525
200,000		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 1.012% (30-Day SOFR + 0.964%) due 7/15/36(b)(c)	199,869
338,035		MFA Trust, Series 2020-NQM2, Class A1, 1.381% due 4/25/65(b)(c)	337,771
395,410		MP CLO VII LTD, Series 2015-1A, Class AR3, 1.012% (3-Month USD-LIBOR + 0.890%) due 10/18/28(b)(c)	395,518
		New Residential Mortgage Loan Trust:
270,037		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(b)(c)	275,738
273,286		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(b)(c)	278,285
542,671	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 0.227% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(b)	698,978
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 0.632% (1-Month USD-LIBOR + 0.540%) due 5/25/36(b)	389,012
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 1.175% (1-Month USD-LIBOR + 1.095%) due 11/15/38(b)(c)	399,279
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 1.040% (1-Month USD-LIBOR + 0.950%) due 1/15/26(b)(c)	299,815
72,055		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 0.232% (1-Month USD-LIBOR + 0.140%) due 3/25/37(b)	69,308
500,000		OZLM IX Ltd., Series 2014-9A, Class A1A3, 1.232% (3-Month USD-LIBOR + 1.100%) due 10/20/31(b)(c)	499,625
		Palmer Square Loan Funding Ltd.:
400,000		Series 2021-3A, Class A1, 0.971% (3-Month USD-LIBOR + 0.800%) due 7/20/29(b)(c)	400,228
400,000		Series 2021-4A, Class A1, 0.928% (3-Month USD-LIBOR + 0.800%) due 10/15/29(b)(c)	400,264
392,603		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(c)	390,148
		RALI Trust:
96,692		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	95,882
45,355		Series 2007-QO2, Class A1, 0.242% (1-Month USD-LIBOR + 0.150%) due 2/25/47(b)	22,485
60,347	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(c)	48,227
		Residential Asset Securitization Trust:

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.0% - (continued)
$ 14,087		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	$8,371
39,098		Series 2006-R1, Class A2, 0.492% (1-Month USD-LIBOR + 0.400%) due 1/25/46(b)	11,266
168,358	GBP	Residential Mortgage Securities 32 PLC, Series 2032, Class A, 1.300% (Sterling Overnight Index Average + 1.250%) due 6/20/70(b)(c)	226,118
205,488	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.230% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(b)	264,105
		RMAC Securities No 1 PLC:
198,776	GBP	Series 2006-NS1X, Class A2A, 0.217% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(b)	258,004
381,595	GBP	Series 2006-NS3X, Class A2A, 0.217% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(b)	492,685
300,000		Sculptor CLO XXV Ltd., Series 25A, Class A1, 1.394% (3-Month USD-LIBOR + 1.270%) due 1/15/31(b)(c)	300,428
253,632		Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 1.114% (3-Month USD-LIBOR + 0.990%) due 1/23/29(b)(c)	253,618
		Soundview Home Loan Trust:
202		Series 2006-3, Class A3, 0.412% (1-Month USD-LIBOR + 0.320%) due 11/25/36(b)	202
1,300,000		Series 2006-3, Class A4, 0.592% (1-Month USD-LIBOR + 0.500%) due 11/25/36(b)	1,263,880
132,807		SP-STATIC CLO 1 Ltd., Series 2020-1A, Class A, 1.528% (3-Month USD-LIBOR + 1.400%) due 7/22/28(b)(c)	132,854
443,034	GBP	Stratton Mortgage Funding, Series 2021-2A, Class A, 0.950% (Sterling Overnight Index Average + 0.900%) due 7/20/60(b)(c)	591,426
		Structured Adjustable Rate Mortgage Loan Trust:
3,004		Series 2004-1, Class 4A1, 2.438% due 2/25/34(b)	3,006
9,572		Series 2004-4, Class 3A2, 2.286% due 4/25/34(b)	9,719
26,614		Series 2004-19, Class 2A1, 1.483% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(b)	24,997
		Structured Asset Mortgage Investments II Trust:
31,985		Series 2005-AR2, Class 2A1, 0.552% (1-Month USD-LIBOR + 0.460%) due 5/25/45(b)	32,086
44,393		Series 2005-AR8, Class A1A, 0.652% (1-Month USD-LIBOR + 0.560%) due 2/25/36(b)	42,682
25,942		Series 2006-AR5, Class 1A1, 0.512% (1-Month USD-LIBOR + 0.420%) due 5/25/36(b)	22,944
129,982		Series 2007-AR4, Class A3, 0.312% (1-Month USD-LIBOR + 0.220%) due 9/25/47(b)	119,212
68,624		Series 2007-AR6, Class A1, 1.583% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(b)	67,377
52,126		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 0.372% (1-Month USD-LIBOR + 0.280%) due 1/25/36(b)(c)	49,536
135,689		Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.077% (3-Month USD-LIBOR + 0.950%) due 7/14/26(b)(c)	135,736
400,000		THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 1.204% (3-Month USD-LIBOR + 1.080%) due 4/15/31(b)(c)	400,049
484,218	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 0.950% (Sterling Overnight Index Average + 0.900%) due 7/20/45(b)(c)	646,347
267,102	GBP	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 0.950% (Sterling Overnight Index Average + 0.900%) due 5/20/45(b)	356,884
		Towd Point Mortgage Trust:
838,872		Series 2019-4, Class A1, 2.900% due 10/25/59(b)(c)	858,170
228,854		Series 2020-1, Class A1, 2.710% due 1/25/60(b)(c)	233,266
176,779	GBP	Trinity Square PLC, Series 2021-1A, Class A, 0.900% (Sterling Overnight Index Average + 0.850%) due 7/15/59(b)(c)	236,232
		UWM Mortgage Trust:
500,000		Series 2021-INV3, Class A3, 2.500% due 11/25/51(b)(c)	503,379
300,000		Series 2021-INV4, Class A3, 2.500% due 12/25/51(b)(c)	300,715
400,000		Venture 38 CLO Ltd., Series 2019-38A, Class A1R, zero coupon (3-Month USD-LIBOR + 1.160%) due 7/30/32(b)(c)	400,200
78,197		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.004% (3-Month USD-LIBOR + 0.880%) due 4/15/27(b)(c)	78,196
300,000		Vibrant CLO VI Ltd., Series 2017-6A, Class AR, 1.072% (3-Month USD-LIBOR + 0.950%) due 6/20/29(b)(c)	300,034
300,000		Vibrant CLO VII Ltd., Series 2017-7A, Class A1R, 1.172% (3-Month USD-LIBOR + 1.040%) due 9/15/30(b)(c)	300,172
		Voya CLO Ltd.:
372,544		Series 2016-4A, Class ARR, 1.032% (3-Month USD-LIBOR + 0.900%) due 7/20/29(b)(c)	372,668
400,000		Series 2017-1A, Class A1R, 1.072% (3-Month USD-LIBOR + 0.950%) due 4/17/30(b)(c)	400,132
		WaMu Mortgage Pass-Through Certificates Trust:
5,595		Series 2002-AR9, Class 1A, 1.483% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(b)	5,553
1,613		Series 2003-AR5, Class A7, 2.578% due 6/25/33(b)	1,645
88,720		Series 2003-AR9, Class 2A, 2.368% due 9/25/33(b)	88,470
157,719		Series 2004-AR1, Class A, 2.427% due 3/25/34(b)	162,627
20,100		Series 2005-AR13, Class A1A1, 0.672% (1-Month USD-LIBOR + 0.580%) due 10/25/45(b)	20,141
25,584		Series 2006-AR10, Class 2A1, 2.694% due 9/25/36(b)	24,691
44,632		Series 2006-AR13, Class 2A, 1.725% (11th District Cost of Funds Index + 1.500%) due 10/25/46(b)	43,727
17,149		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.023% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(b)	11,811
55,170		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.076% due 12/25/32(b)	56,574

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost - $34,435,971)	34,001,108

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 16.8%
Canada - 0.1%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(c)	$124,227

Cayman Islands - 1.0%
$ 300,000		CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(c)	302,187
		KSA Sukuk Ltd., Senior Unsecured Notes:
200,000		2.894% due 4/20/22(c)	201,852
500,000		4.303% due 1/19/29(c)	568,784
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	215,100
395,229		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 0.882% (3-Month USD-LIBOR + 0.750%) due 8/1/34(b)(c)	387,324

		Total Cayman Islands	1,675,247

Denmark - 4.0%
		Jyske Realkredit AS, Covered Notes:
1	DKK	1.500% due 10/1/37	–
1	DKK	3.000% due 10/1/47	–
6,298,178	DKK	1.000% due 10/1/50	912,649
1	DKK	1.500% due 10/1/50	–
500,000	DKK	1.500% due 10/1/53	74,754
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
1	DKK	1.500% due 10/1/37	–
1	DKK	2.500% due 10/1/37	–
1	DKK	2.500% due 10/1/47	–
9,816,686	DKK	1.000% due 10/1/50	1,417,690
1	DKK	1.500% due 10/1/50	–
1	DKK	2.000% due 10/1/50	–
400,000	DKK	1.500% due 10/1/53	58,614
		Nykredit Realkredit AS, Covered Notes:
1	DKK	2.500% due 10/1/36	–
1	DKK	1.500% due 10/1/37	–
1	DKK	2.500% due 10/1/47	–
20,090,086	DKK	1.000% due 10/1/50	2,893,702
2	DKK	1.500% due 10/1/50	–
3,999,456	DKK	1.000% due 10/1/53	573,109
3,194,869	DKK	1.500% due 10/1/53	470,959
		Realkredit Danmark AS,Covered Notes:
1	DKK	2.500% due 4/1/36	–
1	DKK	2.500% due 4/1/47	–
1,300,000	DKK	1.000% due 10/1/50	188,859
800,000	DKK	1.500% due 10/1/53	117,959

		Total Denmark	6,708,295

France - 0.3%
		BNP Paribas SA, Senior Unsecured Notes:
200,000		3.800% due 1/10/24(c)	210,713
200,000		2.159% (SOFR + 1.218%) due 9/15/29(b)(c)	196,675
100,000	EUR	ELO SACA, Senior Unsecured Notes, 3.250% due 7/23/27	127,823

		Total France	535,211

Germany - 1.6%
		Deutsche Bank AG, Senior Unsecured Notes:
200,000		3.300% due 11/16/22	204,831
300,000		3.950% due 2/27/23	310,699
100,000	GBP	2.625% due 12/16/24	136,330
300,000	EUR	1.000% (1.600% - 3-Month EURIBOR) due 11/19/25(d)	345,617
350,000		3.961% (SOFR + 2.581%) due 11/26/25(b)	371,630

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Germany - 1.6% - (continued)
300,000	EUR	2.625% due 2/12/26	$369,122
200,000	EUR	1.625% due 1/20/27	237,053
200,000	EUR	1.750% (2.050% - 3-Month EURIBOR) due 11/19/30(d)	236,573
$ 200,000		Deutsche Bank AG, (Restricted, cost - $200,406, acquired 1/21/21), Subordinated Notes, 3.729% (SOFR + 2.757%) due 1/14/32(b)(g)	204,024
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750% PIK) due 5/15/27(c)(h)	312,359

		Total Germany	2,728,238

Ireland - 0.1%
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(c)	202,480

Italy - 0.6%
400,000	EUR	Banca Carige SpA, Covered Notes, 0.928% (1.500% - 3-Month EURIBOR) due 5/25/22(d)	454,850
		Banca Monte dei Paschi di Siena SpA:
200,000	EUR	Covered Notes, 0.875% due 10/8/26	235,206
100,000	EUR	Senior Unsecured Notes, 2.625% due 4/28/25	113,529
200,000	EUR	UniCredit SpA, Junior Subordinated Notes, 9.250% (9.300% - 5-Year EUR Swap Rate)(d)(i)	236,937

		Total Italy	1,040,522

Japan - 0.1%
200,000		Nissan Motor Co., Ltd., Senior Unsecured Notes, 4.345% due 9/17/27(c)	215,825

Luxembourg - 0.1%
100,000	EUR	CPI Property Group SA, Senior Unsecured Notes, 1.500% due 1/27/31	109,453

Netherlands - 0.1%
52,525	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, step bond to yield, 19.436%(i)	81,224

Portugal - 0.0%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(a)(j)	39,703
200,000	EUR	4.000% due 1/21/19(a)(j)	39,702

		Total Portugal	79,405

Qatar - 0.2%
		Qatar Energy, Senior Unsecured Notes:
200,000		2.250% due 7/12/31(c)	197,008
200,000		3.125% due 7/12/41(c)	201,011

		Total Qatar	398,019

Singapore - 0.1%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(c)	202,282

Spain - 0.1%
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes, 5.875% (5-Year EUR Swap Rate + 5.660%)(b)(i)	240,001

Supranational - 0.5%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	355,231
800,000	AUD	0.500% due 8/10/23	567,208

		Total Supranational	922,439

Sweden - 0.1%
200,000		Swedbank AB, Junior Subordinated Notes, 4.000% (5-Year CMT Index + 2.864%)(b)(i)	192,625

Switzerland - 1.3%
		Credit Suisse Group AG:
200,000		Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.598%)(b)(c)(i)	215,940
		Senior Unsecured Notes:
300,000		2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(b)(c)	305,899
250,000		4.282% due 1/9/28(c)	272,971
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(b)(c)	268,026
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	261,168
400,000		5.125% due 5/15/24	430,500
400,000		UBS Group AG, Senior Unsecured Notes, 1.106% (3-Month USD-LIBOR + 0.950%) due 8/15/23(b)(c)	402,172

		Total Switzerland	2,156,676

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United Kingdom - 3.9%
$ 600,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	$634,611
		Barclays PLC:
		Junior Subordinated Notes:
600,000	GBP	7.125% (5-Year UK Government Note Generic Bid Yield + 6.579%)(b)(i)	869,352
200,000		7.875% (5-Year USD Swap Rate + 6.772%)(b)(i)	203,102
200,000		Senior Unsecured Notes, 4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(b)	201,568
100,000		British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	149,169
		HSBC Holdings PLC:
400,000		Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(b)(i)	439,014
		Senior Unsecured Notes:
300,000		1.160% (3-Month USD-LIBOR + 1.000%) due 5/18/24(b)	302,848
400,000		3.803% (3-Month USD-LIBOR + 1.211%) due 3/11/25(b)	421,816
100,000	GBP	1.750% (Sterling Overnight Index Average + 1.307%) due 7/24/27(b)	131,622
200,000		4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(b)	216,573
100,000	GBP	Subordinated Notes, 6.750% due 9/11/28	168,548
100,000	GBP	John Lewis PLC, Senior Unsecured Notes, 6.125% due 1/21/25	148,045
		Lloyds Banking Group PLC:
200,000	GBP	Junior Subordinated Notes, 5.125% (5-Year UK Government Note Generic Bid Yield + 4.607%)(b)(i)	274,300
200,000		Senior Unsecured Notes, 3.900% due 3/12/24	212,411
300,000		Subordinated Notes, 4.582% due 12/10/25	329,209
200,000	GBP	Marks & Spencer PLC, Senior Unsecured Notes, 4.250% due 12/8/23	276,335
200,000		Nationwide Building Society, Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(b)(c)	206,991
		NatWest Group PLC, Junior Subordinated Notes:
200,000	GBP	5.125% (5-Year UK Government Note Generic Bid Yield + 4.985%)(b)(i)	277,364
200,000		6.000% (5-Year CMT Index + 5.625%)(b)(i)	217,646
100,000	GBP	Rolls-Royce PLC, Company Guaranteed Notes, 5.750% due 10/15/27	148,196
400,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(b)	428,009
200,000		Standard Chartered PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 6.301%)(b)(c)(i)	203,461
95,326	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	167,165

		Total United Kingdom	6,627,355

United States - 2.6%
100,000		AbbVie Inc., Senior Unsecured Notes, 3.450% due 3/15/22	100,351
100,000	EUR	AT&T Inc., Junior Subordinated Notes, 2.875% (3.140% - 5-Year EURIBOR ICE Swap Rate)(d)(i)	113,164
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(b)(i)	220,250
		Broadcom Inc.:
190,000		Company Guaranteed Notes, 4.150% due 11/15/30	208,330
10,000		Senior Unsecured Notes, 3.187% due 11/15/36(c)	9,888
58,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	60,009
700,000		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.464% due 7/23/22	712,434
200,000		Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.900% due 10/1/26	226,187
400,000		Duke Energy Corp., Senior Unsecured Notes, 0.764% (3-Month USD-LIBOR + 0.650%) due 3/11/22(b)	400,485
		Fidelity National Information Services Inc.:
100,000	EUR	Company Guaranteed Notes, 0.750% due 5/21/23	114,787
100,000	GBP	Senior Unsecured Notes, 1.700% due 6/30/22	133,872
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000		4.250% due 9/20/22	204,510
200,000		3.550% due 10/7/22	202,720
200,000		4.140% due 2/15/23	204,501
100,000	GBP	2.748% due 6/14/24	133,925
100,000	EUR	0.130% (0.700% - 3-Month EURIBOR) due 12/1/24(d)	111,591
400,000		5.125% due 6/16/25	431,752
200,000		4.000% due 11/13/30	210,411
100,000		Hyatt Hotels Corp., Senior Unsecured Notes, 1.300% due 10/1/23	100,084
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon due 12/28/17(a)	7,963

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†	Security	Value
United States - 2.6% - (continued)
$ 100,000	Pacific Gas & Electric Co., 1st Mortgage Notes, 3.450% due 7/1/25	$104,072
100,000	Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	102,553
300,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	301,089

	Total United States	4,414,928

	TOTAL CORPORATE BONDS & NOTES (Cost - $29,128,483)	28,654,452

MORTGAGE-BACKED SECURITIES - 12.6%
FHLMC - 0.2%
	Federal Home Loan Mortgage Corp. (FHLMC):
48,160	3.500% due 10/1/39	50,898
268,631	2.500% due 2/1/51	276,982

	Total FHLMC	327,880

FNMA - 12.4%
	Federal National Mortgage Association (FNMA):
1,650,000	3.500% due 12/1/51 - 1/1/52(k)	1,735,012
168,952	3.500% due 10/1/34 - 1/1/52	179,765
20,440	2.422% (1-Year CMT Index + 2.360%) due 11/1/34(b)	21,673
1,722	6.500% due 8/1/37	1,794
501,704	3.000% due 10/1/49 - 5/1/51	530,113
329,505	4.000% due 5/1/50 - 6/1/50	351,055
14,200,000	4.000% due 1/1/52(k)	15,127,160
2,400,000	2.000% due 12/1/51(k)	2,402,250
705,249	2.500% due 11/1/50 - 12/1/50	726,447

	Total FNMA	21,075,269

GNMA - 0.0%
1,574	Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	1,716

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $21,459,697)	21,404,865

U.S. GOVERNMENT OBLIGATIONS - 3.0%
	U.S. Treasury Bonds:
1,200,000	1.375% due 11/15/40	1,107,375
1,600,000	1.875% due 2/15/41	1,606,188
	U.S. Treasury Inflation Indexed Notes:
1,112,070	0.500% due 1/15/28	1,251,906
307,038	0.125% due 7/15/31	344,922
800,000	U.S. Treasury Notes, 2.875% due 4/30/25	852,500

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $4,899,424)	5,162,891

ASSET-BACKED SECURITIES - 0.3%
Automobiles - 0.3%
400,000	Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(c)	414,439

Student Loans - 0.0%
52,031	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.074% (3-Month USD-LIBOR + 0.950%) due 4/25/38(b)	52,171

	TOTAL ASSET-BACKED SECURITIES (Cost - $451,969)	466,610

MUNICIPAL BOND - 0.1%
United States - 0.1%
100,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, 4.131% due 6/15/42 (Cost - $116,695)	116,764

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $166,776,588)	167,935,104

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 14.1%
SOVEREIGN BONDS - 6.1%
Israel - 0.6%
3,200,000	ILS	Bank of Israel Bills - Makam, 0.010% due 11/2/22(l)	$1,015,457

Japan - 5.5%
		Japan Treasury Discount Bills:
100,000,000	JPY	(0.117)% due 12/13/21(l)	885,019
350,000,000	JPY	(0.137)% due 1/11/22(l)	3,097,809
230,000,000	JPY	(0.117)% due 1/24/22(l)	2,035,589
130,000,000	JPY	(0.110)% due 1/31/22(l)	1,150,527
250,000,000	JPY	(0.114)% due 2/7/22(l)	2,212,579

		Total Japan	9,381,523

		TOTAL SOVEREIGN BONDS (Cost - $10,442,893)	10,396,980

TIME DEPOSITS - 4.2%
$ 3,114,222		ANZ National Bank - London, 0.005% due 12/1/21	3,114,222
		BBH - Grand Cayman:
25,806	CHF	(1.520)% due 12/1/21	28,110
348,313	EUR	(0.790)% due 12/1/21	395,109
3,620	DKK	(0.490)% due 12/1/21	552
27,243	SEK	(0.350)% due 12/1/21	3,021
30,559	AUD	(0.120)% due 12/1/21	21,785
11,809	NOK	0.005% due 12/1/21	1,306
6,277	NZD	0.100% due 12/1/21	4,284
74,470	ZAR	3.300% due 12/1/21	4,684
120,214	GBP	Citibank - London, 0.005% due 12/1/21	159,957
452	HKD	HSBC Bank - Hong Kong, 0.005% due 12/1/21	58
105,901	SGD	HSBC Bank - Singapore, 0.005% due 12/1/21	77,618
		Royal Bank of Canada - Toronto:
37,553	CAD	0.005% due 12/1/21	29,392
3,097,512		0.005% due 12/1/21	3,097,512
16,808,238	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.270)% due 12/1/21	148,713

		TOTAL TIME DEPOSITS (Cost - $7,086,323)	7,086,323

U.S. GOVERNMENT OBLIGATIONS - 3.8%
		U.S. Treasury Bills:
5,900,000		0.043% due 3/24/22(l)(m)(n)	5,899,213
600,000		0.050% due 3/31/22(l)(o)	599,900

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $6,499,113)	6,499,113

		TOTAL SHORT-TERM INVESTMENTS (Cost - $24,028,329)	23,982,416

		TOTAL INVESTMENTS IN SECURITIES (Cost - $190,804,917)	191,917,520

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $55,150)	32,051

		TOTAL INVESTMENTS - 112.9% (Cost - $190,860,067)	191,949,571

		Liabilities in Excess of Other Assets - (12.9)%	(22,006,978)

		TOTAL NET ASSETS - 100.0%	$169,942,593

†	Amount denominated in U.S. dollars, unless otherwise noted.

(a)	Illiquid security.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2021.

(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $55,364,681 and represents 32.6% of net assets.

(d)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2021.

(e)	Interest only security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(g)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2021, amounts to $204,024 and represents 0.1% of net assets.

(h)	Payment in-kind security for which part of the income earned may be paid as additional principal.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Security is currently in default.

(k)	This security is traded on a TBA basis (see Note 1).

(l)	Rate shown represents yield-to-maturity.

(m)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(n)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(o)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(p)	When-issued security.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2021, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Fixed Income Fund	$190,860,067	$10,868,234	$(9,696,820)	$1,171,414

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
OTC	—	Over the Counter
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	40.7%
Collateralized Mortgage Obligations	17.7
Corporate Bonds & Notes	14.9
Mortgage-Backed Securities	11.2
U.S. Government Obligations	2.7
Asset-Backed Securities	0.2
Municipal Bond	0.1
Purchased Options	0.0 *
Short-Term Investments	12.5

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2021, International Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
3,100,000	17,670 EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	GSC	1/25/22	0.400%	$10,393

Option on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
200,000	19,400,000 EUR	Franch Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR	97.00	$21,658

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $55,150)					$32,051

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2021, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
200,000	$216,324		OTC Markit CDX North America High Yield Series 37 5-Year Index, Put	BOA	1/19/22	101.000%	$577
500,000	540,810		OTC Markit CDX North America High Yield Series 37 5-Year Index, Put	JPM	12/15/21	101.000%	130
800,000	440,664		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BCLY	1/19/22	0.850%	543
900,000	448,182		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	BNP	12/15/21	0.750%	72
900,000	495,747		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BOA	2/16/22	0.800%	1,193
200,000	99,596		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	DUB	12/15/21	0.750%	16
700,000	385,581		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	DUB	1/19/22	0.800%	603
500,000	248,990		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	GSC	1/19/22	0.750%	337
800,000	398,384		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	GSC	12/15/21	0.800%	39
100,000	258,394	EUR	OTC Markit iTraxx Europe Crossover Series 35 5-Year Index, Put	BCLY	12/15/21	3.500%	146
200,000	559,050	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BCLY	1/19/22	3.750%	1,241
200,000	559,050	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BCLY	2/16/22	4.000%	1,444
300,000	838,575	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BCLY	3/16/22	4.250%	2,644
1,000,000	508,750	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	12/15/21	0.700%	328
300,000	167,964	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	1/19/22	0.750%	410
300,000	167,964	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	1/19/22	0.800%	324
600,000	335,928	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	0.800%	1,343
400,000	223,952	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	0.900%	671
400,000	223,952	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	0.950%	564
300,000	167,964	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BOA	1/19/22	0.800%	324
300,000	152,625	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	JPM	12/15/21	0.700%	98

			Total Credit Default Swaptions				$13,047

Currency Options

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
742,000	968,016 CAD	OTC U.S. Dollar versus Canadian Dollar, Call	GSC	2/11/22	CAD	1.27	$14,827

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,300,000	1,331	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Call	BCLY	2/7/22	0.010%	$87
1,400,000	1,433	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Call	GSC	2/7/22	0.010%	94
6,900,000	7,064	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Call	RBS	2/7/22	0.010%	462
1,300,000	1,331	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Put	BCLY	2/7/22	0.010%	12,781
1,400,000	1,433	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Put	GSC	2/7/22	0.010%	13,764
6,900,000	7,064	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Put	RBS	2/7/22	0.010%	67,837
12,300,000	$21,018		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/2/22	0.870%	18,968
12,300,000	21,018		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/2/22	1.270%	31,388
5,100,000	8,715		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	DUB	12/21/21	2.020%	105
200,000	1,140	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	22,305
1,300,000	2,221		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	GSC	1/25/22	2.320%	1,626

			Total Interest Rate Swaptions				$169,417

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $171,442)				$197,291

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2021, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$ 100,000	3.500% due 1/1/37(a)	$105,414
2,100,000	2.000% due 2/1/37(a)	2,146,676
2,400,000	2.000% due 12/1/51(a)	2,402,250
1,000,000	2.500% due 12/1/51(a)	1,025,078
1,500,000	3.000% due 12/1/51(a)	1,557,598
600,000	4.000% due 12/1/51(a)	639,211
14,050,000	2.000% due 1/1/52(a)	14,032,437
3,700,000	2.500% due 1/1/52(a)	3,783,684
700,000	2.500% due 2/14/52(a)(b)	714,246

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $26,374,485)	$26,406,594

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2021, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond December Futures	54	12/21	$4,490,389	$4,411,591	$(78,798)
Euro-BTP March Futures	115	3/22	19,501,031	19,490,572	(10,459)
Euro-Buxl 30-Year Bond March Futures	9	3/22	2,197,735	2,208,239	10,504
Euro-OAT December Futures	29	12/21	5,553,074	5,535,435	(17,639)
U.S. Treasury 10-Year Note March Futures	44	3/22	5,704,875	5,755,750	50,875
U.S. Treasury Ultra Long Bond March Futures	2	3/22	388,750	401,125	12,375
U.S. Ultra Long Bond March Futures	26	3/22	3,767,359	3,819,156	51,797

					18,655

Contracts to Sell:
Australian Government 10-Year Bond December Futures	5	12/21	500,869	496,856	4,013
Canada Government 10-Year Bond March Futures	11	3/22	1,212,813	1,215,326	(2,513)
Euro-Bobl March Futures	9	3/22	1,370,726	1,371,089	(363)
Euro-Bund December Futures	55	12/21	10,712,994	10,754,035	(41,041)
U.S. Treasury Long Bond March Futures	11	3/22	1,747,544	1,783,375	(35,831)
United Kingdom Treasury 10-Year Gilt March Futures	2	3/22	332,570	336,056	(3,486)

					(79,221)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(60,566)

At November 30, 2021, International Fixed Income Fund had deposited cash of $72,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2021, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	285,000	USD	214,205	GSC	$203,176	12/2/21	$(11,029)
Canadian Dollar	462,019	USD	361,878	JPM	361,617	12/2/21	(261)
Canadian Dollar	2,389,094	USD	1,882,659	JPM	1,869,913	12/2/21	(12,746)
Canadian Dollar	508,670	USD	398,306	UBS	398,130	12/2/21	(176)
Chinese Offshore Renminbi	383,846	USD	59,033	GSC	60,231	12/15/21	1,198
Chinese Offshore Renminbi	453,259	USD	69,713	SCB	71,123	12/15/21	1,410
Chinese Offshore Renminbi	514,858	USD	80,000	HSBC	80,518	1/21/22	518
Chinese Offshore Renminbi	227,823	USD	35,439	HSBC	35,629	1/21/22	190
Chinese Offshore Renminbi	115,861	USD	18,097	JPM	18,119	1/21/22	22
Chinese Offshore Renminbi	274,277	USD	42,833	JPM	42,894	1/21/22	61
Chinese Offshore Renminbi	163,499	USD	25,460	JPM	25,569	1/21/22	109
Chinese Offshore Renminbi	163,491	USD	25,458	JPM	25,568	1/21/22	110
Chinese Offshore Renminbi	163,977	USD	25,530	JPM	25,644	1/21/22	114
Chinese Offshore Renminbi	162,560	USD	25,529	JPM	25,422	1/21/22	(107)
Chinese Offshore Renminbi	408,382	USD	63,521	SCB	63,866	1/21/22	345
Danish Krone	530,000	USD	83,249	BOA	81,106	4/1/22	(2,143)
Euro	566,000	USD	656,959	BCLY	642,042	12/2/21	(14,917)
Euro	129,000	USD	145,542	DUB	146,331	12/2/21	789
Euro	276,000	USD	318,835	GSC	313,081	12/2/21	(5,754)
Euro	75,000	USD	84,771	JPM	85,077	12/2/21	306
Euro	78,000	USD	90,233	JPM	88,479	12/2/21	(1,754)
Euro	247,000	USD	285,235	SCB	280,184	12/2/21	(5,051)
Euro	79,000	USD	89,591	UBS	89,613	12/2/21	22
Indonesian Rupiah	598,427,324	USD	41,569	GSC	41,729	12/15/21	160
Indonesian Rupiah	595,784,952	USD	41,608	GSC	41,545	12/15/21	(63)
Indonesian Rupiah	2,302,444,952	USD	159,959	GSC	160,553	12/15/21	594
Indonesian Rupiah	526,265,652	USD	36,564	HSBC	36,697	12/15/21	133
Indonesian Rupiah	371,915,664	USD	26,028	JPM	25,934	12/15/21	(94)
Indonesian Rupiah	1,086,133,860	USD	75,615	SCB	75,738	12/15/21	123
Korean Won	895,274,072	USD	765,715	BOA	756,473	12/15/21	(9,242)
Korean Won	102,787,890	USD	87,000	HSBC	86,852	12/15/21	(148)
Korean Won	418,373,932	USD	359,147	SCB	353,510	12/15/21	(5,637)
Mexican Peso	6,776,000	USD	326,397	JPM	315,839	12/3/21	(10,558)
Mexican Peso	7,076,806	USD	345,584	BNP	327,149	1/12/22	(18,435)
New Zealand Dollar	361,000	USD	257,672	UBS	246,383	12/2/21	(11,289)
Norwegian Krone	17,333,813	USD	2,069,415	BCLY	1,916,736	12/2/21	(152,679)
Peruvian Sol	335,064	USD	90,592	HSBC	82,349	12/9/21	(8,243)
Peruvian Sol	335,064	USD	82,081	BNP	80,473	10/5/22	(1,608)
Polish Zloty	72,202	USD	18,844	BOA	17,478	2/18/22	(1,366)
Russian Ruble	5,852,354	USD	80,589	HSBC	79,057	12/2/21	(1,532)
Russian Ruble	9,230,684	USD	122,264	UBS	124,693	12/2/21	2,429
Russian Ruble	3,583,665	USD	48,047	BOA	48,180	12/20/21	133
Russian Ruble	3,600,194	USD	48,268	BOA	48,402	12/20/21	134
Russian Ruble	6,745,774	USD	90,844	GSC	90,693	12/20/21	(151)
Russian Ruble	4,782,367	USD	64,102	GSC	64,296	12/20/21	194
Russian Ruble	1,465,000	USD	20,417	JPM	19,695	12/20/21	(722)
Russian Ruble	2,027,489	USD	27,681	BNP	27,061	1/24/22	(620)
Russian Ruble	2,100,708	USD	28,668	GSC	28,039	1/24/22	(629)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Russian Ruble	4,184,757	USD	56,979	GSC	$55,854	1/24/22	$(1,125)
Russian Ruble	3,236,204	USD	44,836	GSC	43,194	1/24/22	(1,642)
Russian Ruble	3,383,114	USD	46,829	GSC	45,154	1/24/22	(1,675)
Russian Ruble	1,461,499	USD	20,217	GSC	19,507	1/24/22	(710)
Russian Ruble	2,060,913	USD	28,358	GSC	27,507	1/24/22	(851)
Russian Ruble	3,303,562	USD	45,504	UBS	44,093	1/24/22	(1,411)
Russian Ruble	5,442,185	USD	75,090	HSBC	72,293	2/18/22	(2,797)
Singapore Dollar	305,000	USD	224,717	GSC	223,531	12/15/21	(1,186)
Swiss Franc	491,000	USD	539,361	BOA	534,829	12/2/21	(4,532)

							(283,789)

Contracts to Sell:
Australian Dollar	52,000	USD	39,198	GSC	37,071	12/2/21	2,127
Australian Dollar	640,000	USD	477,592	GSC	456,256	12/2/21	21,336
Australian Dollar	378,000	USD	281,290	GSC	269,476	12/2/21	11,814
British Pound	120,000	USD	164,112	JPM	159,672	12/2/21	4,440
British Pound	11,718,189	USD	16,062,916	SCB	15,592,215	12/2/21	470,701
British Pound	11,838,189	USD	15,675,385	BNP	15,765,355	1/5/22	(89,970)
Canadian Dollar	152,000	USD	118,489	BNP	118,968	12/2/21	(479)
Canadian Dollar	2,689,853	USD	2,174,422	BOA	2,105,313	12/2/21	69,109
Canadian Dollar	164,000	USD	130,949	BOA	128,361	12/2/21	2,588
Canadian Dollar	167,000	USD	131,816	BOA	130,709	12/2/21	1,107
Canadian Dollar	1,330,290	USD	1,071,222	JPM	1,041,200	12/2/21	30,022
Canadian Dollar	642,000	USD	517,085	JPM	502,485	12/2/21	14,600
Canadian Dollar	111,000	USD	86,872	HSBC	86,920	1/7/22	(48)
Canadian Dollar	2,389,094	USD	1,883,512	JPM	1,870,816	1/7/22	12,696
Canadian Dollar	461,830	USD	361,878	JPM	361,643	1/7/22	235
Canadian Dollar	224,000	USD	175,782	UBS	175,407	1/7/22	375
Canadian Dollar	508,463	USD	398,306	UBS	398,160	1/7/22	146
Canadian Dollar	66,512	USD	55,000	GSC	52,081	2/14/22	2,919
Canadian Dollar	106,088	USD	88,000	GSC	83,070	2/14/22	4,930
Chinese Onshore Renminbi	2,003,186	USD	307,780	SCB	314,397	12/15/21	(6,617)
Chinese Onshore Renminbi	218,090	USD	33,860	BOA	34,102	1/21/22	(242)
Chinese Onshore Renminbi	804,331	USD	124,857	JPM	125,768	1/21/22	(911)
Danish Krone	1,440,000	USD	222,714	BOA	220,364	4/1/22	2,350
Danish Krone	16,062,450	USD	2,537,111	BOA	2,458,047	4/1/22	79,064
Danish Krone	23,335,000	USD	3,644,910	GSC	3,570,971	4/1/22	73,939
Danish Krone	1,335,000	USD	208,279	HSBC	204,296	4/1/22	3,983
Danish Krone	1,925,000	USD	299,933	HSBC	294,584	4/1/22	5,349
Euro	230,000	USD	266,334	BNP	260,900	12/2/21	5,434
Euro	892,000	USD	1,009,156	GSC	1,011,840	12/2/21	(2,684)
Euro	28,734,764	USD	33,272,456	SCB	32,595,284	12/2/21	677,172
Euro	399,000	USD	453,599	SCB	452,606	12/2/21	993
Euro	28,805,764	USD	32,471,696	SCB	32,725,231	1/4/22	(253,535)
Indonesian Rupiah	924,128,778	USD	64,979	GSC	64,441	12/15/21	538
Indonesian Rupiah	4,545,764,616	USD	319,494	GSC	316,983	12/15/21	2,511
Israeli New Shekel	1,583,100	USD	483,198	GSC	503,587	1/31/22	(20,389)
Israeli New Shekel	1,583,025	USD	488,860	GSC	503,563	1/31/22	(14,703)
Israeli New Shekel	2,046,953	USD	660,137	HSBC	651,263	2/9/22	8,874
Israeli New Shekel	2,599,740	USD	842,035	GSC	833,127	11/2/22	8,908
Israeli New Shekel	300,000	USD	96,923	GSC	96,140	11/2/22	783
Israeli New Shekel	300,000	USD	96,844	GSC	96,139	11/2/22	705
Japanese Yen	3,176,015,991	USD	27,859,085	BCLY	28,100,119	12/2/21	(241,034)
Japanese Yen	100,000,000	USD	912,185	HSBC	884,898	12/13/21	27,287
Japanese Yen	3,176,015,991	USD	27,992,745	BCLY	28,122,333	1/5/22	(129,588)
Japanese Yen	350,000,000	USD	3,148,940	BOA	3,099,259	1/11/22	49,681
Japanese Yen	230,000,000	USD	2,022,567	HSBC	2,036,872	1/24/22	(14,305)
Japanese Yen	130,000,000	USD	1,142,456	HSBC	1,151,341	1/31/22	(8,885)
Japanese Yen	250,000,000	USD	2,205,120	HSBC	2,214,249	2/7/22	(9,129)
Korean Won	728,281,465	USD	617,816	BOA	615,370	12/15/21	2,446
Korean Won	133,110,020	USD	111,941	HSBC	112,473	12/15/21	(532)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Korean Won	294,704,692	USD	247,847	HSBC	$249,015	12/15/21	$(1,168)
Korean Won	264,095,671	USD	221,953	SOG	223,151	12/15/21	(1,198)
Malaysian Ringgit	2,615,253	USD	623,526	BOA	621,845	12/22/21	1,681
Malaysian Ringgit	316,690	USD	76,018	HSBC	75,302	12/22/21	716
Malaysian Ringgit	269,321	USD	63,689	HSBC	64,038	12/22/21	(349)
Malaysian Ringgit	4,399,804	USD	1,052,660	BOA	1,042,599	3/23/22	10,061
Mexican Peso	6,382,000	USD	314,382	BNP	297,474	12/3/21	16,908
Mexican Peso	394,000	USD	19,232	GSC	18,365	12/3/21	867
Mexican Peso	1,082,000	USD	52,104	BOA	49,445	3/18/22	2,659
Mexican Peso	6,776,000	USD	320,768	JPM	309,649	3/18/22	11,119
New Zealand Dollar	1,792,000	USD	1,288,102	BCLY	1,223,041	12/2/21	65,061
New Zealand Dollar	111,000	USD	75,633	SCB	75,729	1/7/22	(96)
New Zealand Dollar	1,431,000	USD	975,355	UBS	976,290	1/7/22	(935)
Norwegian Krone	6,765,000	USD	800,163	BNP	748,059	12/2/21	52,104
Norwegian Krone	3,715,000	USD	437,064	BNP	410,797	12/2/21	26,267
Peruvian Sol	335,064	USD	83,976	BNP	82,349	12/9/21	1,627
Peruvian Sol	3,569,136	USD	866,266	BNP	875,199	1/18/22	(8,933)
Peruvian Sol	1,058,106	USD	264,593	BNP	259,462	1/18/22	5,131
Peruvian Sol	118,757	USD	28,760	GSC	29,110	1/24/22	(350)
Peruvian Sol	432,956	USD	107,125	BOA	104,714	7/26/22	2,411
Polish Zloty	163,849	USD	40,348	DUB	39,663	2/18/22	685
Russian Ruble	6,820,050	USD	95,000	GSC	92,129	12/2/21	2,871
Russian Ruble	8,262,750	USD	115,000	UBS	111,617	12/2/21	3,383
Russian Ruble	144,267	USD	2,000	BCLY	1,948	12/3/21	52
Russian Ruble	27,435,810	USD	381,000	BNP	370,540	12/3/21	10,460
Russian Ruble	216,649	USD	3,000	HSBC	2,926	12/3/21	74
Russian Ruble	10,184,430	USD	141,000	JPM	137,548	12/3/21	3,452
Russian Ruble	9,264,718	USD	122,264	UBS	124,558	12/20/21	(2,294)
Singapore Dollar	446,000	USD	327,780	BCLY	326,867	12/15/21	913
Singapore Dollar	624,000	USD	459,947	GSC	457,321	12/15/21	2,626
Singapore Dollar	84,000	USD	61,998	HSBC	61,562	12/15/21	436
Singapore Dollar	117,000	USD	86,099	RBS	85,747	12/15/21	352
Singapore Dollar	308,000	USD	228,850	SCB	225,729	12/15/21	3,121
Singapore Dollar	352,000	USD	261,912	SOG	257,976	12/15/21	3,936
Singapore Dollar	84,000	USD	62,502	UBS	61,562	12/15/21	940
Singapore Dollar	105,000	USD	77,586	UBS	76,953	12/15/21	633
Swiss Franc	318,000	USD	348,509	BOA	346,386	12/2/21	2,123
Swiss Franc	132,000	USD	141,441	GSC	143,783	12/2/21	(2,342)
Swiss Franc	66,000	USD	72,332	HSBC	71,892	12/2/21	440

							1,021,555

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$737,766

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2021, International Fixed Income Fund held the following OTC Total Return Swap Contract:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Depreciation
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.355%	PAM*	12/20/21	GSC	USD	8,500,000	$(358,891)	$4,564	$(363,455)

*	PAM— paid at maturity.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2021, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	BNP	MYR	300,000	$(849)	$(891)	$42
Receive	3-Month MYR-KLIBOR	3.250%	3/16/32	BOA	MYR	4,800,000	10,691	15,733	(5,042)
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	JPM	MYR	600,000	(1,698)	(1,269)	(429)
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	SCB	MYR	400,000	(1,133)	(1,240)	107

							$7,011	$12,333	$(5,322)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2021, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	China 7-Day Reverse Repo Index	2.500%	9/15/26	3-Month	CNY	15,400,000	$(6,297)	$14,710	$(21,007)
Receive	China 7-Day Reverse Repo Index	2.750%	9/15/26	3-Month	CNY	13,500,000	(30,339)	(10,868)	(19,471)
Pay	Secured Overnight Financing Rate	1.250%	12/15/28	12-Month	USD	3,000,000	19,931	11,604	8,327
Pay	Secured Overnight Financing Rate	1.500%	12/15/31	12-Month	USD	700,000	14,620	7,938	6,682
Receive	Secured Overnight Financing Rate	1.000%	12/15/26	12-Month	USD	1,000,000	2,168	3,719	(1,551)
Pay	Singapore Overnight Index Average	1.250%	9/15/31	6-Month	SGD	200,000	(2,365)	(5,392)	3,027
Receive	Singapore Overnight Index Average	1.250%	9/15/31	6-Month	SGD	1,200,000	14,196	(10,118)	24,314
Receive	Singapore Overnight Index Average	1.500%	12/15/31	6-Month	SGD	500,000	(1,260)	652	(1,912)
Pay	Sterling Overnight Index Average	0.250%	3/16/24	12-Month	GBP	1,100,000	(23,112)	(5,513)	(17,599)
Pay	Sterling Overnight Index Average	0.500%	3/16/27	12-Month	GBP	900,000	(28,097)	(6,005)	(22,092)
Pay	Sterling Overnight Index Average	0.750%	3/16/32	12-Month	GBP	1,000,000	(11,260)	2,177	(13,437)
Receive	Sterling Overnight Index Average	0.750%	3/16/52	12-Month	GBP	300,000	(12,597)	(5,271)	(7,326)
Receive	Sterling Overnight Index Average	0.010%	2/7/23	PAM*	GBP	4,800,000	47,313	21,896	25,417
Pay	Swiss Average Rate Overnight Index	(0.500)%	9/15/26	12-Month	CHF	2,400,000	(19,162)	(3,087)	(16,075)
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	56,100,000	(88,265)	(67,972)	(20,293)
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	1,200,000	(2,415)	(2,040)	(375)
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	23,700,000	(47,256)	(39,810)	(7,446)
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	11,300,000	(19,456)	(15,565)	(3,891)
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	9,600,000	25,645	23,337	2,308
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	3,900,000	10,586	9,667	919
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	5,100,000	13,856	12,663	1,193
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	4,200,000	11,193	10,176	1,017
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	2,800,000	7,484	6,811	673
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	4,000,000	10,493	9,508	985
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	8,300,000	10,404	(7,103)	17,507
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	28,696,000	4,989	—	4,989
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	27,500,000	4,965	—	4,965
Pay	3-Month Canadian Bank Bill	1.220%	3/3/25	6-Month	CAD	2,000,000	(25,309)	(380)	(24,929)
Pay	3-Month Canadian Bank Bill	1.250%	6/16/31	6-Month	CAD	500,000	(24,259)	(18,758)	(5,501)
Pay	3-Month Canadian Bank Bill	1.270%	3/3/22	6-Month	CAD	1,000,000	3,116	3,186	(70)
Pay	3-Month Canadian Bank Bill	1.500%	6/17/22	6-Month	CAD	300,000	2,207	2,196	11
Pay	3-Month Canadian Bank Bill	1.500%	6/17/30	6-Month	CAD	2,200,000	(57,188)	(27,393)	(29,795)
Pay	3-Month Canadian Bank Bill	1.585%	7/19/31	6-Month	CAD	200,000	(4,972)	(5,979)	1,007
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month	CAD	700,000	(8,525)	2,504	(11,029)
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month	CAD	800,000	1,374	12,573	(11,199)
Pay	3-Month Canadian Bank Bill	2.000%	11/14/23	6-Month	CAD	2,000,000	(37)	43	(80)
Pay	3-Month Canadian Bank Bill	2.060%	10/28/23	6-Month	CAD	4,200,000	2,712	246	2,466
Receive	3-Month FRA New Zealand Bank Bill	0.500%	12/16/25	6-Month	NZD	100,000	5,336	2,661	2,675
Pay	3-Month FRA New Zealand Bank Bill	0.528%	3/17/24	6-Month	NZD	100,000	(2,637)	(1,069)	(1,568)
Pay	3-Month FRA New Zealand Bank Bill	3.000%	11/1/23	6-Month	NZD	3,900,000	8,268	1,323	6,945
Pay	3-Month FRA New Zealand Bank Bill	3.000%	12/15/23	6-Month	NZD	3,800,000	5,496	(1,173)	6,669
Pay	3-Month SEK-STIBOR-SIDE	0.500%	6/19/24	12-Month	SEK	4,800,000	3,858	6,261	(2,403)
Receive	3-Month USD-LIBOR	1.250%	12/15/26	6-Month	USD	13,100,000	33,535	(152,675)	186,210
Receive	3-Month USD-LIBOR	1.250%	12/15/26	6-Month	USD	1,000,000	2,024	(11,805)	13,829
Receive	3-Month USD-LIBOR	2.000%	1/15/30	6-Month	USD	2,600,000	(129,576)	(184,495)	54,919
Pay	3-Month USD-LIBOR	0.400%	1/15/28	3-Month	USD	2,400,000	(133,518)	(99,178)	(34,340)
Pay	3-Month USD-LIBOR	0.500%	6/16/26	6-Month	USD	4,350,000	(136,565)	(81,598)	(54,967)
Pay	3-Month USD-LIBOR	0.500%	6/16/28	6-Month	USD	500,000	(27,515)	(21,371)	(6,144)
Receive	3-Month USD-LIBOR	0.750%	6/16/31	6-Month	USD	5,800,000	389,607	343,200	46,407
Receive	3-Month USD-LIBOR	0.750%	6/16/31	6-Month	USD	200,000	12,902	11,329	1,573
Pay	3-Month USD-LIBOR	1.000%	12/16/25	6-Month	USD	2,000,000	(7,181)	17,425	(24,606)
Pay	3-Month USD-LIBOR	1.000%	12/16/25	6-Month	USD	1,000,000	(3,797)	8,175	(11,972)
Receive	3-Month USD-LIBOR	0.400%	3/30/26	6-Month	USD	2,750,000	95,127	56,962	38,165
Receive	3-Month USD-LIBOR	0.250%	3/30/23	6-Month	USD	9,400,000	31,526	953	30,573
Receive	3-Month USD-LIBOR	1.298%	8/25/24	6-Month	USD	1,400,000	(15,929)	(30,011)	14,082
Receive	3-Month USD-LIBOR	1.305%	8/21/23	6-Month	USD	2,000,000	(28,512)	(40,806)	12,294
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	900,000	(58,273)	(68,924)	10,651
Receive	3-Month USD-LIBOR	1.000%	12/16/30	6-Month	USD	700,000	27,838	21,641	6,197
Receive	3-Month USD-LIBOR	1.508%	7/15/31	6-Month	USD	700,000	(2,503)	(8,638)	6,135
Receive	3-Month USD-LIBOR	1.400%	7/19/31	6-Month	USD	400,000	2,725	(3,394)	6,119
Receive	3-Month USD-LIBOR	1.750%	12/15/31	6-Month	USD	200,000	(4,361)	(7,578)	3,217
Receive	3-Month USD-LIBOR	1.448%	8/10/31	6-Month	USD	600,000	1,964	—	1,964
Pay	3-Month USD-LIBOR	1.460%	2/2/51	6-Month	USD	400,000	(17,769)	(27,686)	9,917
Receive	3-Month USD-LIBOR	1.665%	10/27/51	6-Month	USD	100,000	(276)	2,393	(2,669)
Receive	3-Month USD-LIBOR	2.500%	12/18/21	PAM*	USD	2,000,000	(24,779)	(20,130)	(4,649)
Receive	3-Month USD-LIBOR	1.250%	12/16/50	6-Month	USD	200,000	17,391	22,617	(5,226)
Pay	3-Month USD-LIBOR	1.750%	12/15/31	3-Month	USD	3,200,000	60,676	94,365	(33,689)
Receive	3-Month USD-LIBOR	2.090%	12/23/51	6-Month	USD	200,000	(22,439)	(16,956)	(5,483)
Receive	3-Month USD-LIBOR	1.935%	6/22/51	6-Month	USD	200,000	(14,915)	(9,318)	(5,597)
Receive	3-Month USD-LIBOR	1.250%	6/9/41	6-Month	USD	1,200,000	78,300	87,123	(8,823)
Receive	3-Month USD-LIBOR	1.968%	6/23/51	6-Month	USD	400,000	(33,077)	(21,868)	(11,209)
Pay	3-Month USD-LIBOR	2.000%	12/15/51	6-Month	USD	1,700,000	141,233	131,623	9,610
Pay	3-Month USD-LIBOR	2.000%	12/15/51	6-Month	USD	200,000	18,068	17,140	928
Receive	3-Month USD-LIBOR	1.150%	3/30/51	6-Month	USD	500,000	57,555	69,191	(11,636)
Receive	3-Month USD-LIBOR	1.250%	6/16/51	6-Month	USD	450,000	39,383	51,553	(12,170)
Pay	3-Month USD-LIBOR	1.500%	12/15/28	6-Month	USD	3,100,000	13,022	55,638	(42,616)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EURIBOR	(0.250)%	3/16/27	12-Month	EUR	19,100,000	$(193,281)	$(35,343)	$(157,938)
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	3,926	6,520	(2,594)
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	6,691	11,996	(5,305)
Receive	6-Month EURIBOR	0.190%	1/27/32	12-Month	EUR	300,000	(1,096)	(3,794)	2,698
Receive	6-Month EURIBOR	0.205%	1/27/32	12-Month	EUR	300,000	(1,612)	(4,335)	2,723
Pay	6-Month EURIBOR	0.250%	3/16/32	12-Month	EUR	6,700,000	58,361	60,824	(2,463)
Pay	6-Month EURIBOR	0.500%	3/16/24	12-Month	EUR	1,900,000	(8,765)	(4,242)	(4,523)
Receive	6-Month EURIBOR	0.500%	3/16/52	12-Month	EUR	2,550,000	(209,196)	(120,222)	(88,974)
Receive	6-Month EURIBOR	0.500%	9/21/52	12-Month	EUR	50,000	(3,977)	(1,173)	(2,804)
Pay	6-Month JPY-LIBOR	0.000%	3/17/31	6-Month	JPY	580,000,000	(40,997)	(21,270)	(19,727)
Pay	6-Month JPY-LIBOR	0.200%	6/19/29	6-Month	JPY	410,000,000	44,019	56,873	(12,854)
Receive	6-Month JPY-LIBOR	0.400%	6/19/39	6-Month	JPY	80,000,000	(15,085)	(20,967)	5,882
Receive	6-Month JPY-LIBOR	0.500%	6/19/49	6-Month	JPY	30,000,000	(1,351)	(5,254)	3,903
Receive	6-Month Norway Interbank Offer Rate	1.500%	3/10/26	12-Month	NOK	4,800,000	(2,450)	(3,741)	1,291
Pay	6-Month Norway Interbank Offer Rate	1.900%	3/10/31	12-Month	NOK	2,500,000	7,754	8,579	(825)
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day	MXN	31,300,000	(111,537)	(90,197)	(21,340)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	110,000,000	207	577	(370)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	12/15/51	12-Month	JPY	10,000,000	1,776	(1,877)	3,653

							$(289,320)	$(49,794)	$(239,526)

*	PAM— paid at maturity.

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	$(201)	$(595)	$394
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	3/7/24	USD	1,100,000	576	18	558
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	238	(1,135)	1,373
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	4/26/22	USD	6,700,000	(1,407)	(3,646)	2,239
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD	1,900,000	(470)	(812)	342
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	(1,788)	(4,010)	2,222
1-Month USD-LIBOR + 0.086%	3-Month USD-LIBOR	4/12/23	USD	3,100,000	(976)	(2,445)	1,469
1-Month USD-LIBOR + 0.091%	3-Month USD-LIBOR	3/18/22	USD	32,200,000	(6,945)	(15,414)	8,469
1-Month USD-LIBOR + 0.102%	3-Month USD-LIBOR	10/4/24	USD	2,600,000	744	115	629
1-Month USD-LIBOR + 0.105%	3-Month USD-LIBOR	9/27/24	USD	1,700,000	368	(76)	444

					$(9,861)	$(28,000)	$18,139

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2021, International Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	10-Year GBP Inflation Linked	3.740%	3/15/31	GBP	300,000	$(49,144)	$(2,629)	$(46,515)
Pay	10-Year GBP Inflation Linked	3.700%	4/15/31	GBP	450,000	(79,210)	(9,516)	(69,694)
Pay	20-Year GBP Inflation Linked	3.217%	11/15/40	GBP	480,000	(177,985)	(83,905)	(94,080)
Pay	20-Year GBP Inflation Linked	3.272%	11/15/40	GBP	100,000	(34,743)	(15,078)	(19,665)
Pay	20-Year GBP Inflation Linked	3.272%	11/15/40	GBP	140,000	(48,610)	(21,078)	(27,532)
Receive	10-Year GBP Inflation Linked	3.396%	11/15/30	GBP	280,000	60,827	18,265	42,562
Receive	10-Year GBP Inflation Linked	3.445%	11/15/30	GBP	140,000	29,284	7,941	21,343
Receive	30-Year GBP Inflation Linked	2.999%	11/15/50	GBP	200,000	104,789	69,058	35,731
Receive	30-Year GBP Inflation Linked	3.050%	11/15/50	GBP	100,000	48,390	30,491	17,899

						$(146,402)	$(6,451)	$(139,951)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2021, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Obligation & Rating†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/21 (2)	Notional Amount (3)	Market Value	Upfront Payment (Received)	Unrealized Appreciation
China Government International Bonds, A+	(1.000)%	6/20/23	3-Month	BCLY	0.174%	USD 200,000	$(2,986)	$(3,815)	$829
China Government International Bonds, A+	(1.000)%	6/20/23	3-Month	GSC	0.174%	USD 500,000	(7,464)	(9,654)	2,190
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BCLY	0.030%	USD 400,000	(2,974)	(14,121)	11,147
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BNP	0.030%	USD 700,000	(5,204)	(25,056)	19,852
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BOA	0.030%	USD 200,000	(1,487)	(6,914)	5,427
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	GSC	0.030%	USD 500,000	(3,717)	(17,653)	13,936
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	HSBC	0.030%	USD 300,000	(2,230)	(10,159)	7,929
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BCLY	0.100%	USD 600,000	(9,659)	(15,056)	5,397
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BNP	0.100%	USD 400,000	(6,440)	(9,884)	3,444
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	HSBC	0.100%	USD 200,000	(3,220)	(4,989)	1,769
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	JPM	0.100%	USD 400,000	(6,439)	(9,580)	3,141

							$(51,820)	$(126,881)	$75,061

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swaps on Sovereign Issues - Sell Protection (4)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/21 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abu Dhabi Government International Bonds, AA	1.000%	12/20/26	3-Month	GSC	0.463%	USD	300,000	$8,558	$8,799	$(241)
Republic Of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.668%	USD	300,000	4,083	(7,348)	11,431
Saudi Government International Bonds, A-	1.000%	12/20/26	3-Month	GSC	0.548%	USD	600,000	14,544	14,305	239

								$27,185	$15,756	$11,429

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/21 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America High Yield Series 35 5-Year Index, NR	(5.000)%	12/20/25	3-Month	2.987%	USD	200,000	$(16,964)	$(19,498)	$2,534
Markit CDX North America High Yield Series 36 5-Year Index, NR	(5.000)%	6/20/26	3-Month	3.134%	USD	300,000	(25,957)	(29,462)	3,505
Markit iTraxx Europe Series 31 10-Year Index, NR	(1.000)%	6/20/29	3-Month	0.810%	EUR	9,600,000	(174,629)	(218,575)	43,946
Markit CDX North America Investment Grade Series 37 10-Year Index, NR	(1.000)%	12/20/31	3-Month	0.982%	USD	500,000	(1,803)	(2,647)	844

							$(219,353)	$(270,182)	$50,829

Centrally Cleared - Credit Default Swaps on Corporate Issues and Indexes - Sell Protection (4)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/21 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ryder System Inc, BBB+	1.000%	6/20/22	3-Month	0.204%	USD	100,000	$645	$725	$(80)
Sheel International Finance BV, AA-	1.000%	12/20/26	3-Month	0.399%	EUR	200,000	7,437	6,963	474
Markit CDX North America Investment Grade Series 37 5-Year Index, NR	1.000%	12/20/26	3-Month	0.582%	USD	1,900,000	42,656	46,626	(3,970)
Jaguar Land Rover Automotive PLC, B+	5.000%	6/20/26	3-Month	3.652%	EUR	200,000	14,983	12,873	2,110
Rolls-Royce PLC, BB-	1.000%	6/20/26	3-Month	2.043%	EUR	200,000	(9,925)	(15,002)	5,077

							$55,796	$52,185	$3,611

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2021, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/2029	GSC	USD	1,449,000	AUD	2,100,000	$47,933	$(3,920)	$51,853

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At November 30, 2021, International Fixed Income Fund deposited cash collateral with brokers in the amount of $647,000 for open centrally cleared swap contracts.

At November 30, 2021, International Fixed Income Fund had cash collateral from brokers in the amount of $1,200,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
RBS	—	Royal Bank of Scotland PLC
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 89.1%
Alaska - 0.1%
		Northern Tobacco Securitization Corp., Revenue Bonds:
$ 35,000	BBB+	Series B1, 0.500% due 6/1/31	$34,935
80,000	BBB-	Series B1, 4.000% due 6/1/50	91,214

		Total Alaska	126,149

Arizona - 5.3%
530,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects, 3.000% due 12/15/31(a)	558,671
2,815,000	A+	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., 5.000% due 6/1/49(b)(c)	3,112,053
		Industrial Development Authority of the County of Pima (The), Revenue Bonds:
		Facility American Leadership Academy
350,000	NR	4.125% due 6/15/29(a)	357,170
250,000	NR	4.750% due 6/15/37(a)	255,958
230,000	NR	Imagine East Mesa Charter School, 3.250% due 7/1/24(a)	237,781
500,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(a)	535,403

		Total Arizona	5,057,036

California - 7.1%
		California County Tobacco Securitization Agency, Revenue Bonds:
620,000	A	Series A, 5.000% due 6/1/28	779,497
10,615,000	NR	zero coupon, due 6/1/55	931,865
		California County Tobacco Securitization Agency, Revenue Bonds, Merced County Tobacco Funding Corp.:
240,000	A	5.000% due 6/1/25	277,159
100,000	A	5.000% due 6/1/27	122,642
100,000	A	5.000% due 6/1/28	125,758
335,000	A	5.000% due 6/1/31	441,369
250,000	NR	California School Finance Authority, Revenue Bonds, iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(a)	272,634
965,000	AAA	City & County of San Francisco CA, GO, Series A, 4.000% due 6/15/36	1,047,653
1,245,000	NR	CMFA Special Finance Agency VIII, Revenue Bonds, 3.000% due 8/1/56(a)	1,136,899
100,000	NR	CSCDA Community Improvement Authority, Revenue Bonds, 3.250% due 5/1/57(a)	97,124
		Golden State Tobacco Securitization Corp., Revenue Bonds:
35,000	NR	Series A1, 5.000% due 6/1/47	35,759
290,000	NR	Series A2, 5.000% due 6/1/47	296,291
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	674,293
475,000	Aa2(e)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	560,031

		Total California	6,798,974

Colorado - 6.4%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(c)	913,279
1,435,000	AA+	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,554,163
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,632,288
2,000,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,063,876

		Total Colorado	6,163,606

Connecticut - 0.9%
790,000	AAA	Connecticut Housing Finance Authority, Revenue Bonds, AMT, Series B2, 2.300% due 11/15/23(c)	811,511

District of Columbia - 1.2%
2,075,000	WD(f)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon, due 6/15/46	380,129
700,000	A+	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(c)	791,280

		Total District of Columbia	1,171,409

Florida - 9.1%
225,000	Baa3(e)	Capital Projects Finance Authority, FL, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	262,244
500,000	NR	Capital Trust Agency Inc., Revenue Bonds, Educational Growth Fund LLC Charter School Portfolio Projects, Series A1, 3.375% due 7/1/31(a)	536,653
100,000	Ba2(e)	Capital Trust Agency Inc., Revenue Bonds, Viera Charter Schools Inc. Project, Series A, 4.000% due 10/15/29(a)	109,169
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,707,169
		City of Tallahasee, FL, Health Facilities Revenue, Revenue Bonds:
500,000	Baa1(e)	5.000% due 12/1/26	583,802
500,000	Baa1(e)	5.000% due 12/1/27	580,628
250,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	255,710
190,000	NR	Florida Development Finance Corp., Revenue Bonds, Waste Pro USA Inc. Project, AMT, 5.000% due 5/1/29(a)(c)	202,297
115,000	NR	Harbor Bay Community Development District, Special Assessment, Area One, Series A2, 3.100% due 5/1/24	117,341
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	298,012

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Florida - 9.1% - (continued)
$ 3,000,000	AA-	Orange County Convention Center, Revenue Bonds, 5.000% due 10/1/29	$3,473,164
310,000	NR	Seminole County Industrial Development Authority, Revenue Bonds, Legacy Pointe at UCF Project, 3.750% due 11/15/25	311,170
240,000	NR	Southern Groves Community Development District No. 5, Special Assessment, 2.875% due 5/1/24	243,681

		Total Florida	8,681,040

Georgia - 4.4%
		City of Atlanta, GA, Department of Aviation, Revenue Bonds:
65,000	Aa3(e)	Series A, 5.000% due 7/1/24	72,698
265,000	Aa3(e)	Series A, 5.000% due 7/1/25	307,249
265,000	Aa3(e)	Series A, 5.000% due 7/1/26	317,072
70,000	Aa3(e)	Series B, 5.000% due 7/1/24(c)	77,850
120,000	Aa3(e)	Series B, 5.000% due 7/1/25(c)	138,114
		Main Street Natural Gas Inc., Revenue Bonds:
2,610,000	Aa2(e)	Series B, 4.000% due 8/1/49(b)	2,870,203
320,000	A3(e)	Series C, 4.000% due 5/1/52(b)	377,774

		Total Georgia	4,160,960

Guam - 0.1%
		Territory of Guam, Revenue Bonds:
15,000	Ba1(e)	Series A, 5.000% due 11/1/27	18,107
15,000	Ba1(e)	Series A, 5.000% due 11/1/28	18,447
15,000	Ba1(e)	Series A, 5.000% due 11/1/29	18,740

		Total Guam	55,294

Idaho - 0.1%
100,000	A2(e)	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.000% due 7/15/29	128,541

Illinois - 4.0%
		Illinois Finance Authority, Revenue Bonds:
		Advocate Health Care:
785,000	Aa3(e)	Pre-refunded 6/1/22@ 100, 4.000% due 6/1/47(d)	799,914
440,000	AA	Pre-refunded 6/1/22@ 100, 4.000% due 6/1/47(d)	448,360
10,000	NR	Pre-refunded 6/1/22@ 100, 4.000% due 6/1/47(d)	10,190
600,000	A	DePaul University, 5.000% due 10/1/36	709,402
1,000,000	AA+	Northwestern University, 5.000% due 12/1/28	1,274,496
		Northwestern Memorial HealthCare, Series A, 4.000%:
110,000	AA+	Series A, 4.000% due 7/15/37	133,858
145,000	AA+	Series A, 4.000% due 7/15/38	176,099
220,000	AA+	Series A, 4.000% due 7/15/39	266,595

		Total Illinois	3,818,914

Indiana - 1.2%
1,000,000	A+	Indiana Municipal Power Agency, Power Supply, Revenue Bonds, Series C, 5.000% due 1/1/37	1,184,926

Iowa - 1.2%
1,000,000	A3(e)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	1,180,560

Louisiana - 0.6%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
250,000	A-	Series B, 5.000% due 1/1/38(c)	295,914
250,000	A-	Series B, 5.000% due 1/1/37(c)	296,108

		Total Louisiana	592,022

Maryland - 2.9%
		City of Baltimore, MD, Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.750% due 6/1/24(a)	204,866
125,000	NR	Series A, 2.800% due 6/1/25(a)	129,218
135,000	NR	Series A, 2.850% due 6/1/26(a)	140,800
140,000	NR	Series B, 3.000% due 6/1/24(a)	142,159
660,000	AA+	County of Prince George’s, MD, Behavioral Health Facility, Certificates Participation, 5.000% due 10/1/28	838,838
1,000,000	AAA	State of Maryland, GO, Series A, 5.000% due 8/1/31	1,361,875

		Total Maryland	2,817,756

Massachusetts - 1.4%
		Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds:
75,000	AA	Series A1, 5.000% due 7/1/28	94,906
1,000,000	AA	Series A1, 5.000% due 7/1/44	1,214,437

		Total Massachusetts	1,309,343

Michigan - 0.8%
400,000	BB+	Michigan Finance Authority, Revenue Bonds, Cesar Chavez Academy Project, 3.250% due 2/1/24	409,588

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Michigan - 0.8% - (continued)
$ 190,000	A1(e)	Michigan Finance Authority, Revenue Bonds, McLaren Health Care Corp., 1.200% due 10/15/38(b)	$191,129
100,000	BB	Michigan Strategic Fund, Revenue Bonds, AMT, 4.000% due 10/1/61(b)(c)	111,753

		Total Michigan	712,470

Nevada - 1.5%
75,000	Ba2(e)	City of Sparks, NV, Revenue Bonds, Senior Sales Tax Anticipation, Series A, 2.500% due 6/15/24(a)	76,208
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,374,801

		Total Nevada	1,451,009

New Hampshire - 1.1%
1,000,000	B	New Hampshire Business Finance Authority, Revenue Bonds, Casella Waste Systems Inc., AMT, Remarketing, 2.950% due 4/1/29(a)(c)	1,066,573

New Jersey - 4.7%
1,340,000	A3(e)	Manalapan-Englishtown Regional Board of Education, GO, 5.750% due 12/1/22	1,411,884
215,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, 5.125% due 11/1/29(a)	238,391
1,250,000	A+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Highway Reimbursement, Series A, 5.000% due 6/15/30	1,467,035
1,000,000	BBB+	State of New Jersey, GO, 5.000% due 6/1/28	1,242,737
100,000	A	Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.000% due 6/1/25	114,946

		Total New Jersey	4,474,993

New Mexico - 0.2%
		City of Santa Fe, NM, Revenue Bonds, El Castillo Retirement Project:
100,000	BB+(f)	2.250% due 5/15/24	100,084
100,000	BB+(f)	2.625% due 5/15/25	100,110

		Total New Mexico	200,194

New York - 3.8%
1,170,000	AA	Trust for Cultural Resources of The City of New York/The, Revenue Bonds, Juilliard School, Series A, 5.000% due 1/1/33	1,475,863
40,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 4.000% due 7/15/40	48,144
335,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 4.000% due 8/1/39	404,257
400,000	AA+	New York City Water & Sewer System, Revenue Bonds, 4.625% due 6/15/46	426,260
500,000	AA+	New York State Dormitory Authority, Revenue Bonds, Bidding Group, Series B, Unrefunded Portion, 5.000% due 2/15/43	607,601
225,000	Baa3(e)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. - LaGuardia, AMT, 4.000% due 10/1/30(c)	263,281
275,000	AA+	Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.000% due 5/15/39	364,756

		Total New York	3,590,162

North Carolina - 2.7%
2,000,000	AAA	State of North Carolina, GO, Series B, 5.000% due 6/1/28	2,532,756

Ohio - 1.0%
160,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	183,715
		County of Montgomery OH, Revenue Bonds, Dayton Children’s Hospital:
75,000	A1(e)	4.000% due 8/1/38	88,721
80,000	A1(e)	4.000% due 8/1/39	94,427
600,000	Ba1(e)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	631,612

		Total Ohio	998,475

Oregon - 0.9%
830,000	Aa2(e)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	851,655

Pennsylvania - 0.1%
100,000	BB+	Bucks County Industrial Development Authority, Revenue Bonds, Grand View Hospital Project, 5.000% due 7/1/28	120,842

Puerto Rico - 2.9%
		Puerto Rico Housing Finance Authority, Revenue Bonds, Puerto Rico Public Housing Project:
440,000	AA-	5.000% due 12/1/21	440,000
265,000	AA-	5.000% due 12/1/22	276,694
200,000	AA-	5.000% due 12/1/23	217,051
430,000	AA-	5.000% due 12/1/24	483,405
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
299,000	NR	Series A1, zero coupon, due 7/1/24	287,272
664,000	NR	Series A1, 4.750% due 7/1/53	752,524
90,000	NR	Series A1, 5.000% due 7/1/58	103,325
216,000	NR	Series A2, 4.784% due 7/1/58	245,239

		Total Puerto Rico	2,805,510

South Carolina - 4.4%
1,535,000	Aa3(e)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,752,585
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,494,676

		Total South Carolina	4,247,261

Tennessee - 0.8%
715,000	Aa2(e)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	754,518

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Texas - 6.5%
		City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT:
$ 100,000	B-(f)	4.000% due 7/15/41(c)	$106,754
1,000,000	A1(e)	Series C, 5.000% due 7/1/26(c)	1,185,057
295,000	A	Lower Colorado River Authority, Revenue Bonds, LCRA Transmission Services Corporation Project, 4.000% due 5/15/36	299,372
505,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(a)	518,333
500,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/28	633,133
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,164,189
795,000	Aaa(e)	Northside Independent School District, GO, PSF-GTD-Insured, 0.700% due 6/1/50(b)	796,342
1,250,000	AA	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,477,571

		Total Texas	6,180,751

Utah - 0.6%
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	605,078

Virginia - 3.9%
500,000	AAA	County of Arlington VA, GO, 5.000% due 6/15/31	678,423
1,000,000	AA+	Virginia College Building Authority, Revenue Bonds, 21st Century College Equipment Project, 4.000% due 2/1/34	1,228,593
		Virginia College Building Authority, Revenue Bonds:
350,000	A	Series A, 5.000% due 1/15/28	430,614
585,000	A	Series A, 5.000% due 1/15/29	734,371
500,000	A	Series A, 5.000% due 1/15/30	639,573

		Total Virginia	3,711,574

Washington - 2.4%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,247,301
650,000	Aa2(e)	Snohomish County Public Utility District No 1, Revenue Bonds, Series A, 5.000% due 12/1/51	847,628
100,000	NR	Washington State Convention Center Public Facilities District, Revenue Bonds, 4.000% due 7/1/31	116,144
100,000	BB(f)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(a)	113,039

		Total Washington	2,324,112

West Virginia - 2.6%
		West Virginia Parkways Authority, Revenue Bonds:
1,000,000	AA-	4.000% due 6/1/51	1,178,560
1,000,000	AA-	5.000% due 6/1/47	1,285,100

		Total West Virginia	2,463,660

Wisconsin - 2.2%
90,000	A+	Public Finance Authority, Revenue Bonds, Renown Regional Medical Center Project, 5.000% due 6/1/27	109,904
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,406,890
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	621,176

		Total Wisconsin	2,137,970

		TOTAL MUNICIPAL BONDS (Cost - $81,240,129)	85,287,604

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Shares/Units	Security	Value
CLOSED END MUTUAL FUND SECURITY - 3.1%
United States - 3.1%
$ 25,800	iShares ® National Muni Bond ETF, Common Class (Cost - $3,008,973)	$3,008,796

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $84,249,102)	88,296,400

Face Amount†
SHORT-TERM INVESTMENTS - 6.8%
TIME DEPOSITS - 6.8%
1,533,704	ANZ National Bank - London, 0.005% due 12/1/21	1,533,705
71,786	BNP Paribas - Paris, 0.005% due 12/1/21	71,785
1,732,863	Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	1,732,863
3,151,244	Sumitomo Mitsui Banking Corp. - Tokyo, 0.005% due 12/1/21	3,151,244

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,489,597)	6,489,597

	TOTAL INVESTMENTS - 99.0% (Cost - $90,738,699)	94,785,997

	Other Assets in Excess of Liabilities - 1.0%	951,900

	TOTAL NET ASSETS - 100.0%	$95,737,897

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $6,929,346 and represents 7.2% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2021.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)	Rating by Moody’s Investors Service.
(f)	Rating by Fitch Ratings Service.

At November 30, 2021, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$90,738,699	$4,209,274	$(188,022)	$4,021,252

Abbreviations used in this schedule:

BAM	—	Build America Mutual
ETF	—	Exchange Traded Fund
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
NPFG	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed
SCH BD GTY	—	Oregon School Bond Guaranty

See pages 254-256 for definitions of ratings.

Summary of Investments by Industry^
General Obligation	26.9%
Health Care Providers & Services	11.8
Higher Education	7.4
School District	5.8
Development	5.6
Transportation	5.3
Airport	4.6
Education	4.3
Tobacco Settlement	4.0
Utilities	3.8
Water and Sewer	3.8
Capital Markets	3.2
Multifamily Housing	2.2
Power	1.6
Pollution	1.1
Single Family Housing	0.8
Nursing Homes	0.7
Housing	0.3
Short-Term Investments	6.8

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

At November 30, 2021, Municipal Bond Fund had open exchange-traded futures contracts as described below.

The unrealized (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5-Year Note December Futures	6	3/22	$722,528	$728,391	$(5,863)
U.S. Treasury 10-Year Note December Futures	7	3/22	903,104	915,687	(12,583)
U.S. Treasury Long Bond December Futures	2	3/22	316,650	324,250	(7,600)

					$(26,046)

At November 30, 2021, Municipal Bond Fund had deposited cash of $23,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

USD	—	United States Dollars

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 102.4%
			U.S. Treasury Inflation Indexed Bonds:
$ 1,760,853			2.375% due 1/15/25	$2,023,091
2,104,893			2.000% due 1/15/26	2,453,682
2,091,080			1.750% due 1/15/28	2,526,063
5,242,305			3.625% due 4/15/28(a)	7,028,522
1,778,475			2.500% due 1/15/29	2,291,876
2,080,769			3.875% due 4/15/29	2,921,250
37,090			3.375% due 4/15/32	55,168
1,751,399			2.125% due 2/15/40	2,712,942
2,567,851			2.125% due 2/15/41	4,028,230
2,185,146			0.750% due 2/15/42	2,799,845
465,313			0.625% due 2/15/43	586,521
3,495,690			1.375% due 2/15/44	5,059,142
838,721			0.750% due 2/15/45	1,096,483
4,156,143			1.000% due 2/15/46	5,759,328
1,920,465			0.875% due 2/15/47	2,632,378
1,134,628			1.000% due 2/15/48	1,614,213
490,802			0.250% due 2/15/50	602,233
1,369,693			0.125% due 2/15/51	1,646,853
			U.S. Treasury Inflation Indexed Notes:
13,796,136			0.125% due 1/15/23(a)	14,373,873
8,967,322			0.625% due 4/15/23(a)	9,457,811
1,998,571			0.625% due 1/15/24	2,143,653
4,459,283			0.500% due 4/15/24	4,788,080
2,459,068			0.125% due 10/15/24	2,642,824
5,734,692			0.125% due 4/15/25	6,173,837
422,876			0.125% due 10/15/25	458,438
4,917,957			0.625% due 1/15/26	5,433,121
1,464,386			0.125% due 4/15/26(a)	1,589,587
3,702,069			0.125% due 7/15/26	4,042,053
1,806,930			0.125% due 10/15/26	1,974,756
3,554,365			0.375% due 1/15/27	3,931,717
4,384,596			0.375% due 7/15/27	4,894,314
5,091,056			0.500% due 1/15/28	5,731,226
6,567,728			0.750% due 7/15/28(a)	7,573,228
2,922,335			0.875% due 1/15/29	3,404,959
2,967,303			0.250% due 7/15/29	3,338,380
895,591			0.125% due 1/15/30	997,787
3,177,573			0.125% due 7/15/30	3,562,330
3,909,450			0.125% due 1/15/31(a)	4,375,935
9,426,067			0.125% due 7/15/31(a)(b)	10,589,110
130,000			U.S. Treasury Notes, 1.750% due 12/31/24	133,610

			TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $134,603,535)	149,448,449

SOVEREIGN BONDS - 12.8%
Australia - 0.8%
			Australia Government Bonds:
1,040,000	AUD	Aaa(c)	1.250% due 2/21/22	890,867
290,000	AUD	Aaa(c)	3.000% due 9/20/25	307,297

			Total Australia	1,198,164

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 12.8% - (continued)
Canada - 0.4%
			Canadian Government Real Return Bonds:
488,127	CAD	AAA	4.250% due 12/1/26	$482,703
54,976	CAD	AAA	0.500% due 12/1/50	48,803

			Total Canada	531,506

France - 0.5%
616,722	EUR	AAu(d)	French Republic Government Bonds OAT, 0.100% due 3/1/26(e)	773,541

Italy - 4.7%
			Italy Buoni Poliennali Del Tesoro:
3,158,001	EUR	NR	1.400% due 5/26/25(e)	3,916,541
2,296,360	EUR	Baa3u(c)	0.400% due 5/15/30(e)	2,861,652

			Total Italy	6,778,193

Japan - 2.2%
			Japanese Government CPI Linked Bonds:
140,804,220	JPY	A1(c)	0.100% due 3/10/28	1,287,513
182,082,380	JPY	A1(c)	0.100% due 3/10/29	1,670,599
20,179,400	JPY	NR	0.005% due 3/10/31	185,002

			Total Japan	3,143,114

New Zealand - 0.2%
270,000	NZD	AAA	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	253,314

Peru - 0.2%
1,400,000	PEN	A-	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(e)	345,357

Qatar - 0.1%
$ 200,000		AA-	Qatar Government International Bonds, 3.875% due 4/23/23	208,644

United Kingdom - 3.7%
			United Kingdom Gilt Inflation Linked:
2,700,990	GBP	Aa3u(c)	1.875% due 11/22/22	3,875,137
1,018,400	GBP	Aa3u(c)	0.125% due 3/22/24	1,506,215

			Total United Kingdom	5,381,352

			TOTAL SOVEREIGN BONDS (Cost - $18,747,809)	18,613,185

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.9%
			Alternative Loan Trust:
238,843		Caa2(c)	Series 2006-HY11, Class A1, 0.332% (1-Month USD-LIBOR + 0.240%) due 6/25/36(f)	236,021
37,450		WR(c)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	37,936
475,431		Caa3(c)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(f)	480,172
577		AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.694% (6-Month USD-LIBOR + 1.500%) due 9/25/45(f)	579
237,081		Aaa(c)	Arch Street CLO Ltd., Series 2016-2A, Class AR2, 1.132% (3-Month USD-LIBOR + 1.000%) due 10/20/28(e)(f)	237,150
300,000		Aaa(c)	ARES L CLO Ltd., Series 2018-50A, Class AR, 1.174% (3-Month USD-LIBOR + 1.050%) due 1/15/32(e)(f)	300,205
24,206		Aaa(c)	Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, 1.212% (30-Day SOFR + 1.164%) due 9/15/36(e)(f)	24,205
22,073		NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(e)	22,235
19,943		WR(c)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 2.875% due 5/25/33(f)	20,133
188,230		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 1.067% (1-Month USD-LIBOR + 0.975%) due 6/25/34(f)	192,041
300,000	EUR	Aaa(c)	Cairn CLO X DAC, Series 2018-10A, Class AR, 0.780% (3-Month EURIBOR+ 0.780%) due 10/15/31(e)(f)	341,590
300,000	EUR	Aaa(c)	Carlyle Global Markets Strategis, Series 2014-2A, Class AR-1, 0.750%(3-Month EURIBOR + 0.750% ) due 11/15/31(e)(f)	339,370
39,020		AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 0.452% (1-Month USD-LIBOR + 0.360%) due 3/25/35(e)(f)	40,386
			CHL Mortgage Pass-Through Trust:
685,490		WR(c)	Series 2005-HYB6, Class 2A1, 2.686% due 10/20/35(f)	702,248
69,418		WR(c)	Series 2005-HYB9, Class 2A1, 1.987% (1-Year USD-LIBOR + 1.750%) due 2/20/36(f)	67,294
97,254		Caa2(c)	Series 2006-6, Class A4, 6.000% due 4/25/36	70,644
139,789		WD(d)	Series 2007-1, Class A1, 6.000% due 3/25/37	101,835
			Citigroup Mortgage Loan Trust:
4,966		B-	Series 2004-HYB2, Class 2A, 2.378% due 3/25/34(f)	5,143
165,885		Caa2(c)	Series 2007-AR4, Class 1A1A, 3.173% due 3/25/37(f)	166,239

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.9% - (continued)
$ 20,012		WR(c)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	$20,489
			Countrywide Asset-Backed Certificates:
333,877		CC	Series 2007-1, Class 1A, 0.232% (1-Month USD-LIBOR + 0.140%) due 7/25/37(f)	322,494
68,359		D	Series 2007-6, Class 1A, 0.292% (1-Month USD-LIBOR + 0.200%) due 9/25/37(f)	64,547
382,040		CCC	Series 2007-8, Class 1A1, 0.282% (1-Month USD-LIBOR + 0.190%) due 11/25/37(f)	370,597
439,604		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 0.242% (1-Month USD-LIBOR + 0.150%) due 9/29/36(e)(f)	432,258
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BB	Series 2005-CB3, Class M4, 1.142% (1-Month USD-LIBOR + 1.050%) due 6/25/35(f)	152,929
840,865		CC	Series 2007-CB6, Class A3, 0.312% (1-Month USD-LIBOR + 0.220%) due 7/25/37(e)(f)	679,990
149,011		D	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV5, 1.817% (1-Month USD-LIBOR + 1.725%) due 11/25/34(f)	150,837
400,000		Aaa(c)	Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 1.104% (3-Month USD-LIBOR + 0.980%) due 4/15/28(e)(f)	400,213
771,893		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 1.192% (1-Month USD-LIBOR + 1.100%) due 5/25/37(e)(f)	772,527
302,167		NR	Government National Mortgage Association (GNMA), Series 2018-H15, Class FG, 0.382% (1-Year USD-LIBOR + 0.150%) due 8/20/68(f)	297,505
23,342		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	17,243
4,168		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.771% (1-Month USD-LIBOR + 0.680%) due 6/20/35(f)	4,104
300,000	EUR	AAA	Harvest CLO, Series 11A-ARR, Class ARR, 0.650% (3-Month EURIBOR+ 0.650%) due 6/26/30(e)(f)	339,177
643,396	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.100% (Sterling Overnight Index Average + 1.050%) due 5/25/53(e)(f)	859,710
53,120		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.732% (1-Month USD-LIBOR + 0.640%) due 7/25/45(f)	47,124
320,139		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.552% (1-Month USD-LIBOR + 0.460%) due 3/25/36(f)	313,784
141,981		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 2.450% (1-Month USD-LIBOR + 1.450%) due 12/15/31(e)(f)	141,079
254,555	EUR	Aaa(c)	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.471% (0.800% - 3-Month EURIBOR) due 12/15/29(e)(g)	287,731
67,659		NR	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(e)	67,997
295,098		WD(d)	Lehman XS Trust, Series 2007-20N, Class A1, 1.242% (1-Month USD-LIBOR + 1.150%) due 12/25/37(f)	312,102
168,431		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 0.212% (1-Month USD-LIBOR + 0.120%) due 8/25/36(f)	89,271
319,019		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 0.942% (3-Month USD-LIBOR + 0.820%) due 10/13/27(e)(f)	319,437
7,984		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 0.570% (1-Month USD-LIBOR + 0.480%) due 6/15/30(f)	7,842
			New Residential Mortgage Loan Trust:
50,661		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(e)(f)	54,240
270,037		Aaa(c)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(e)(f)	275,738
			Option One Mortgage Loan Trust:
105,721		CC	Series 2007-1, Class 1A1, 0.232% (1-Month USD-LIBOR + 0.140%) due 1/25/37(f)	80,997
100,546		CC	Series 2007-2, Class 1A1, 0.232% (1-Month USD-LIBOR + 0.140%) due 3/25/37(f)	76,620
416,089		BBB	RASC Trust, Series 2006-KS3, Class M1, 0.587% (1-Month USD-LIBOR + 0.330%) due 4/25/36(f)	416,059
517,732		WD(d)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	276,741
			Securitized Asset-Backed Receivables LLC Trust:
516,922		CC	Series 2006-FR3, Class A3, 0.592% (1-Month USD-LIBOR + 0.500%) due 5/25/36(f)	356,450
102,785		CC	Series 2006-HE2, Class A2C, 0.392% (1-Month USD-LIBOR + 0.300%) due 7/25/36(f)	58,379
161,922		B-	Sequoia Mortgage Trust, Series 6, Class A, 0.729% (1-Month USD-LIBOR + 0.640%) due 4/19/27(f)	161,530
			Soundview Home Loan Trust:
239,309		CC	Series 2007-OPT1, Class 1A1, 0.292% (1-Month USD-LIBOR + 0.200%) due 6/25/37(f)	206,972
62,747		CCC	Series 2007-OPT2, Class 2A3, 0.272% (1-Month USD-LIBOR + 0.180%) due 7/25/37(f)	60,389
84,805		Aaa(c)	Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.077% (3-Month USD-LIBOR + 0.950%) due 7/14/26(e)(f)	84,835
168,813		Aaa(c)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 1.004% (3-Month USD-LIBOR + 0.880%) due 4/15/28(e)(f)	169,029
207,551		Aaa(c)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 0.972% (3-Month USD-LIBOR + 0.840%) due 4/20/28(e)(f)	207,510
258,049		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.004% (3-Month USD-LIBOR + 0.880%) due 4/15/27(e)(f)	258,045
400,000		Aaa(c)	Voya CLO Ltd., Series 2017-1A, Class A1R, 1.072% (3-Month USD-LIBOR + 0.950%) due 4/17/30(e)(f)	400,132
			WaMu Mortgage Pass-Through Certificates Trust:
8,576		Baa1(c)	Series 2002-AR2, Class A, 1.475% (11th District Cost of Funds Index + 1.250%) due 2/27/34(f)	8,780
3,872		BB	Series 2002-AR17, Class 1A, 1.283% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(f)	3,827

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $13,022,575)	13,012,686

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 5.0%
Banks - 2.4%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	$185,395
			NatWest Group PLC, Senior Unsecured Notes:
$200,000		BBB	1.682% (3-Month USD-LIBOR + 1.550%) due 6/25/24(f)	203,621
200,000		BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(f)	210,617
			Nykredit Realkredit AS, Covered Notes:
18,325,572	DKK	AAA	1.000% due 10/1/50	2,666,005
500,000	DKK	AAA	1.000% due 10/1/53	71,524
700,000	DKK	AAA	1.500% due 10/1/53	104,736

			Total Banks	3,441,898

Diversified Financial Services - 2.3%
			Jyske Realkredit, Covered Notes:
16,898,936	DKK	AAA	1.000% due 10/1/50	2,458,226
200,000	DKK	AAA	1.500% due 10/1/53	29,696
			Nordea Kredit Realkreditaktieselskab, Covered Notes:
2,419,844	DKK	AAA	1.000% due 10/1/50	352,744
500,000	DKK	AAA	1.500% due 10/1/53	74,125
			Realkredit Danmark AS, Covered Notes:
2,800,000	DKK	AAA	1.000% due 10/1/50	406,772
400,000	DKK	AAA	1.000% due 10/1/53	57,393
300,000	DKK	AAA	1.500% due 10/1/53	44,830

			Total Diversified Financial Services	3,423,786

Electric - 0.1%
200,000		BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.800% due 1/15/23	204,236

Oil & Gas - 0.2%
305,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.093% due 1/15/30	308,582

			TOTAL CORPORATE BONDS & NOTES (Cost - $7,496,474)	7,378,502

MORTGAGE-BACKED SECURITIES - 3.9%
FNMA - 3.9%
			Federal National Mortgage Association (FNMA):
40,024			4.000% due 3/1/50	42,756
1,566,000			3.500% due 1/1/52(h)	1,646,728
3,800,000			4.000% due 1/1/52(h)	4,048,113

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,771,302)	5,737,597

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $179,641,695)	194,190,419

SHORT-TERM INVESTMENTS - 1.0%
TIME DEPOSITS - 1.0%
5,136	NZD		BBH - Grand Cayman, 0.100% due 12/1/21	3,505
			BNP Paribas - Paris:
1,470	DKK		(0.490)% due 12/1/21	224
956	CAD		0.005% due 12/1/21	748
1,340	NOK		0.005% due 12/1/21	148
441	SGD		0.005% due 12/1/21	323
4,749	ZAR		3.300% due 12/1/21	299
188,170	EUR		Deutsche Bank - Frankfurt, (0.790)% due 12/1/21	213,451
1,050,523			Royal Bank of Canada - Toronto, 0.005% due 12/1/21	1,050,523
15,775	SEK		Skandinaviska Enskilda Banken AB - Sweden, (0.350)% due 12/1/21	1,750
			Societe Generale SA - Paris:
1,854,206	JPY		(0.270)% due 12/1/21	16,405
8,150	AUD		(0.120)% due 12/1/21	5,811

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.0% - (continued)
TIME DEPOSITS - 1.0% - (countinued)
71,947	GBP	Sumitomo Mitsui Banking Corp. - Tokyo, 0.005% due 12/1/21	$95,732
		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,388,919)	1,388,919

		TOTAL INVESTMENTS IN SECURITIES (Cost - $181,030,614)	195,579,338

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $206,550)	235,166

		TOTAL INVESTMENTS - 134.2% (Cost - $181,237,164)	195,814,504

		Liabilities in Excess of Other Assets - (34.2)%	(49,940,726)

		TOTAL NET ASSETS - 100.0%	$145,873,778

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	All or a portion of these securities were purchased in a sale-buyback transaction. The value of these securities total $10,589,110 which represents 7.3% of net assets.
(c)	Rating by Moody’s Investors Service.
(d)	Rating by Fitch Ratings Service.
(e)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $14,951,880 and represents 10.2% of net assets.

(f)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2021.
(g)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2021.
(h)	This security is traded on a TBA basis (see Note 1).

At November 30, 2021, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Inflation-Linked Fixed Income Fund	$181,237,164	$18,109,540	$(4,305,442)	$13,804,098

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	76.3%
Sovereign Bonds	9.5
Collateralized Mortgage Obligations	6.6
Corporate Bonds & Notes	3.8
Mortgage-Backed Securities	2.9
Purchased Options	0.1
Short-Term Investments	0.8

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2021, Inflation-Linked Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,500,000	8,595	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Put	BNP	11/4/22	0.197%	$147,937
300,000	1,719	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Put	BCLY	11/4/22	0.197%	29,587
1,100,000	$1,906		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/17/23	2.237%	57,642

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $206,550)				$235,166

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2021, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
500,000	$288,435		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BCLY	1/19/22	0.850%	$339
2,700,000	1,413,990		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	BNP	12/15/21	0.750%	217
100,000	107,698		OTC Markit CDX North America High Yield Series 36 5-Year Index, Put	BNP	12/15/21	104.000%	83
600,000	314,220		OTC Markit CDX North America Investment Grade Series 36 5-Year Index, Put	DUB	12/15/21	0.750%	48
200,000	115,374		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	DUB	3/16/22	0.900%	282
100,000	107,698		OTC Markit CDX North America High Yield Series 36 5-Year Index, Put	DUB	1/19/22	102.000%	287
200,000	215,335		OTC Markit CDX North America High Yield Series 37 5-Year Index, Put	JPM	12/15/21	101.000%	52
600,000	315,720	EUR	OTC Markit iTraxx Europe Series 35 5 -Year Index, Put	BCLY	12/15/21	0.700%	197
200,000	115,724	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	1/19/22	0.750%	273
100,000	57,862	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	1/19/22	0.800%	108
400,000	231,448	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	0.800%	895
200,000	115,724	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	0.900%	324
100,000	57,862	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	0.950%	141
200,000	105,240	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	BCLY	1/19/22	3.500%	1,151
100,000	57,862	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	1/19/22	3.750%	620
100,000	57,862	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	4.250%	881
200,000	105,240	EUR	OTC Markit iTraxx Europe Series 35 5-Year Index, Put	JPM	12/15/21	0.700%	66

			Total Credit Default Swaptions				5,964

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
5,600,000	$9,702		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/17/23	2.340%	$63,759
860,000	4,928	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BCLY	11/4/22	0.000%	36,044
4,440,000	25,441	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BNP	11/4/22	0.000%	186,089

			Total Interest Rate Swaptions				285,892

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
100,000	$10,008,000	OTC Federal National Mortgage Association (FNMA) 30-Year January Futures, Call	JPM	1/6/22	$100.08	$564
100,000	10,021,000	OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Call	JPM	12/6/21	$100.21	191
100,000	10,067,000	OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Call	JPM	12/6/21	$100.67	47
100,000	10,073,000	OTC Federal National Mortgage Association (FNMA) 30-Year January Futures, Call	JPM	1/6/22	$100.73	276
100,000	10,313,000	OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Call	JPM	12/6/21	$103.13	21
100,000	10,399,000	OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Put	JPM	12/6/21	$103.99	166
100,000	10,406,000	OTC Federal National Mortgage Association (FNMA) 30-Year January Futures, Put	JPM	1/6/22	$104.06	385
100,000	10,422,000	OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Put	JPM	12/6/21	$104.22	383

		Total Options on Futures				2,033

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $214,777)				$293,889

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2021, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	Bank of America:
$1,597,750	0.000% due 12/3/21	$1,597,750
28,144,369	0.080% due 12/2/21	28,144,369
	NatWest Markets Securities Inc.:
8,875,238	0.080% due 12/7/21	8,875,238
4,368,525	0.090% due 12/14/21	4,368,525
	Nomura Securities International, Inc.:
4,373,163	0.080% due 12/1/21	4,373,163

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $47,359,045)	$47,359,045

For the period ended November 30, 2021, the daily average borrowing and interest rate under the reverse repurchase agreements were $39,168,059 and 0.070%, respectively.

† Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2021, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bund December Futures	25	12/21	$4,892,622	$4,888,198	$(4,424)
U.S. Treasury 5-Year Note March Futures	123	3/22	14,880,117	14,932,008	51,891

					47,467

Contracts to Sell:
Australian Government 3-Year Bond December Futures	8	12/21	664,907	653,569	11,338
Euro-Bobl March Futures	46	3/22	7,005,938	7,007,787	(1,849)
Euro-BTP December Futures	12	12/21	2,093,273	2,063,610	29,663
Euro-Buxl 30-Year Bond December Futures	17	12/21	4,028,803	4,206,215	(177,412)
Euro-Schatz Note March Futures	194	3/22	24,708,219	24,702,173	6,046
Japan Government 10-Year Bond December Futures	3	12/21	4,029,728	4,032,913	(3,185)
U.S. Treasury 2-Year Note March Futures	8	3/22	1,748,938	1,749,875	(937)
U.S. Treasury 10-Year Note March Futures	9	3/22	1,168,313	1,177,313	(9,000)
U.S. Treasury Long Bond March Futures	2	3/22	317,735	324,250	(6,515)
U.S. Treasury Ultra Long Bond March Futures	20	3/22	3,887,656	4,011,250	(123,594)
U.S. Ultra Long Bond March Futures	44	3/22	6,378,539	6,463,187	(84,648)
United Kingdom Treasury 10-Year Gilt March Futures	18	3/22	2,993,131	3,024,507	(31,376)

					(391,469)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(344,002)

At November 30, 2021, Inflation-Linked Fixed Income Fund had deposited cash of $443,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2021, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	206,000	USD	281,726	JPM	$274,104	12/2/21	$(7,622)
Chinese Offshore Renminbi	383,202	USD	58,938	SCB	60,130	12/15/21	1,192
Danish Krone	660,000	USD	103,259	MLP	101,000	4/1/22	(2,259)
Euro	249,000	USD	279,468	JPM	282,453	12/2/21	2,985
Indonesian Rupiah	2,413,458,128	USD	167,714	BNP	168,294	12/15/21	580
Indonesian Rupiah	551,784,441	USD	38,337	HSBC	38,477	12/15/21	140
Indonesian Rupiah	1,138,792,284	USD	79,281	SCB	79,410	12/15/21	129

							(4,855)

Contracts to Sell:
Australian Dollar	1,684,000	USD	1,265,608	MLP	1,200,524	12/2/21	65,084
British Pound	42,000	USD	56,667	BCLY	55,885	12/2/21	782
British Pound	49,000	USD	66,213	BCLY	65,200	12/2/21	1,013
British Pound	37,000	USD	50,468	MLP	49,232	12/2/21	1,236
British Pound	5,056,000	USD	6,930,602	SCB	6,727,511	12/2/21	203,091
British Pound	4,978,000	USD	6,591,554	BNP	6,629,386	1/5/22	(37,832)
Canadian Dollar	682,000	USD	551,125	BNP	533,792	12/2/21	17,333
Chinese Offshore Renminbi	85,608	USD	13,302	HSBC	13,388	1/21/22	(86)
Chinese Offshore Renminbi	37,884	USD	5,893	HSBC	5,925	1/21/22	(32)
Chinese Offshore Renminbi	27,265	USD	4,245	JPM	4,264	1/21/22	(19)
Chinese Offshore Renminbi	27,031	USD	4,245	JPM	4,227	1/21/22	18
Chinese Offshore Renminbi	27,184	USD	4,233	JPM	4,251	1/21/22	(18)
Chinese Offshore Renminbi	27,190	USD	4,234	JPM	4,252	1/21/22	(18)
Chinese Offshore Renminbi	45,611	USD	7,123	JPM	7,133	1/21/22	(10)
Chinese Offshore Renminbi	19,000	USD	2,963	JPM	2,972	1/21/22	(9)
Chinese Offshore Renminbi	67,904	USD	10,562	SCB	10,619	1/21/22	(57)
Danish Krone	195,000	USD	30,499	HSBC	29,841	4/1/22	658
Danish Krone	190,000	USD	29,846	HSBC	29,076	4/1/22	770
Danish Krone	860,000	USD	134,172	HSBC	131,606	4/1/22	2,566
Danish Krone	19,110,000	USD	2,985,657	HSBC	2,924,416	4/1/22	61,241
Danish Krone	195,000	USD	30,570	HSBC	29,841	4/1/22	729
Danish Krone	660,000	USD	100,463	JPM	101,000	4/1/22	(537)
Danish Krone	385,000	USD	60,213	JPM	58,916	4/1/22	1,297
Danish Krone	285,000	USD	44,500	JPM	43,614	4/1/22	886
Danish Krone	285,000	USD	44,723	MLP	43,614	4/1/22	1,109
Danish Krone	860,000	USD	130,943	MLP	131,607	4/1/22	(664)
Danish Krone	855,000	USD	131,999	MLP	130,842	4/1/22	1,157
Danish Krone	770,000	USD	119,090	MLP	117,834	4/1/22	1,256
Danish Krone	195,000	USD	29,763	MLP	29,841	4/1/22	(78)
Danish Krone	190,000	USD	28,751	MLP	29,076	4/1/22	(325)
Danish Krone	855,000	USD	130,168	MLP	130,841	4/1/22	(673)
Danish Krone	13,275,246	USD	2,096,864	MLP	2,031,520	4/1/22	65,344
Danish Krone	1,540,000	USD	236,120	MLP	235,667	4/1/22	453
Euro	226,000	USD	254,981	DUB	256,363	12/2/21	(1,382)
Euro	7,994,000	USD	9,256,384	SCB	9,067,995	12/2/21	188,389
Euro	7,971,000	USD	8,985,420	SCB	9,055,577	1/4/22	(70,157)
Indonesian Rupiah	4,087,396,599	USD	286,052	JPM	285,020	12/15/21	1,032
Japanese Yen	352,273,931	USD	3,090,044	SCB	3,116,779	12/2/21	(26,735)
Japanese Yen	352,273,931	USD	3,104,869	SCB	3,119,243	1/5/22	(14,374)
New Zealand Dollar	291,000	USD	209,150	HSBC	198,607	12/2/21	10,543
Peruvian Sol	1,887,374	USD	458,085	BNP	462,809	1/18/22	(4,724)

							468,257

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$463,402

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2021, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	$(19,285)	$(103,179)	$83,894
Receive	3-Month USD-LIBOR	1.840%	11/21/28	6-Month	USD	1,500,000	(12,635)	—	(12,635)
Pay	3-Month USD-LIBOR	1.888%	11/21/53	6-Month	USD	300,000	14,484	—	14,484
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	5,590,000	(809)	(1,230)	421
Pay	Sterling Overnight Index Average	0.900%	3/21/23	PAM*	GBP	15,200,000	(16,004)	(57,167)	41,163
Receive	Sterling Overnight Index Average	1.013%	3/20/24	PAM*	GBP	15,200,000	29,660	(39,837)	69,497

							$(4,589)	$(201,413)	$196,824

*	PAM— paid at maturity.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2021, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	2-Year EUR Inflation Linked	0.090%	5/15/22	EUR	100,000	$5,195	$423	$4,772
Receive	2-Year EUR Inflation Linked	0.330%	7/15/22	EUR	600,000	31,240	2,849	28,391
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	2,000,000	30,734	(75,970)	106,704
Pay	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	1,300,000	(118,140)	(9,569)	(108,571)
Pay	10-Year EUR Inflation Linked	62.050%	5/15/28	EUR	910,000	(14,807)	93,051	(107,858)
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	1,699	(15,114)	16,813
Pay	5-Year GBP Inflation Linked	3.330%	1/15/25	GBP	4,000,000	(333,062)	41,097	(374,159)
Pay	5-Year GBP Inflation Linked	3.850%	9/15/24	GBP	1,300,000	(39,123)	76,362	(115,485)
Pay	10-Year GBP Inflation Linked	3.475%	8/15/30	GBP	900,000	(176,608)	9,395	(186,003)
Pay	10-Year GBP Inflation Linked	3.718%	12/15/28	GBP	920,000	(78,279)	69,593	(147,872)
Pay	10-Year GBP Inflation Linked	3.750%	4/15/31	GBP	520,000	(87,084)	(4)	(87,080)
Pay	15-Year GBP Inflation Linked	3.580%	3/15/36	GBP	300,000	(62,737)	(2,006)	(60,731)
Pay	15-Year GBP Inflation Linked	3.750%	3/15/36	GBP	100,000	(21,322)	—	(21,322)
Pay	1-Year USD Inflation Linked	2.155%	1/19/22	USD	400,000	(17,878)	—	(17,878)
Pay	1-Year USD Inflation Linked	2.155%	2/4/22	USD	1,800,000	(85,776)	—	(85,776)
Pay	1-Year USD Inflation Linked	2.170%	2/1/22	USD	1,100,000	(52,078)	—	(52,078)
Pay	1-Year USD Inflation Linked	2.180%	1/19/22	USD	1,300,000	(57,780)	(20)	(57,760)
Pay	1-Year USD Inflation Linked	2.200%	2/5/22	USD	400,000	(18,926)	—	(18,926)
Pay	1-Year USD Inflation Linked	2.200%	1/21/22	USD	600,000	(26,816)	—	(26,816)
Receive	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	70,918	5,868	65,050
Receive	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	77,794	1,693	76,101
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	90,882	(62,311)	153,193
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	6,296,000	265,028	(214,466)	479,494
Receive	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	20,706	80	20,626
Receive	5-Year USD Inflation Linked	2.768%	5/13/26	USD	500,000	19,047	—	19,047
Receive	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	10,676	—	10,676
Receive	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	2,853	—	2,853
Receive	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	2,019	—	2,019
Pay	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(146,071)	(50,027)	(96,044)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(153,601)	(8,764)	(144,837)
Pay	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(173,097)	9,233	(182,330)
Receive	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	182,347	1,035	181,312
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(54,117)	59,292	(113,409)
Pay	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	(19,132)	24,122	(43,254)
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(28,234)	36,670	(64,904)
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(28,557)	37,569	(66,126)

						$(982,087)	$30,081	$(1,012,168)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/21 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
General Electric Co., BBB+	1.000%	12/20/23	3-Month	3.038%	USD	100,000	$1,638	$(176)	$1,814

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At November 30, 2021, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $457,000 for open centrally cleared swap contracts.

At November 30, 2021, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $650,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 254-256 for definitions of ratings.

At November 30, 2021, Inflation-Linked Fixed Income Fund was involved in following sale-buyback transaction:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BofA Securities, Inc.	11/30/21	12/1/2021	0.08%	$2,303,547

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 36.3%
Aerospace/Defense - 1.3%
			Boeing Co. (The), Senior Unsecured Notes:
$ 3,727,000		BBB-	4.508% due 5/1/23	$3,893,634
100,000		BBB-	1.875% due 6/15/23	100,981
3,600,000		BBB-	1.433% due 2/4/24	3,600,502

			Total Aerospace/Defense	7,595,117

Agriculture - 1.4%
3,700,000		BBB+	BAT Capital Corp., Company Guaranteed Notes, 3.222% due 8/15/24	3,857,324
3,300,000		BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 3.750% due 7/21/22(a)	3,345,892
600,000		BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	649,609

			Total Agriculture	7,852,825

Airlines - 0.1%
800,000		B+	Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	801,037

Auto Manufacturers - 4.0%
			Ford Motor Credit Co. LLC, Senior Unsecured Notes:
300,000		BB+	3.264% (3-Month USD-LIBOR + 3.140%) due 1/7/22(b)	300,500
800,000		BB+	5.596% due 1/7/22	803,912
500,000		BB+	3.219% due 1/9/22	501,263
500,000		BB+	2.979% due 8/3/22	504,255
1,600,000		BB+	3.350% due 11/1/22	1,618,704
			General Motors Financial Co., Inc.:
			Company Guaranteed Notes:
500,000		BBB	1.677% (3-Month USD-LIBOR + 1.550%) due 1/14/22(b)	500,669
1,500,000		BBB	1.442% (3-Month USD-LIBOR + 1.310%) due 6/30/22(b)	1,506,522
400,000		BBB	Senior Unsecured Notes, 3.550% due 7/8/22	406,971
700,000		BBB-	Harley-Davidson Financial Services Inc., Company Guaranteed Notes, 4.050% due 2/4/22(a)	704,156
			Hyundai Capital America, Senior Unsecured Notes:
100,000		BBB+	3.250% due 9/20/22	102,096
1,500,000		BBB+	0.800% due 4/3/23(a)	1,497,193
1,200,000		BBB+	5.750% due 4/6/23	1,274,760
1,000,000		BBB+	5.750% due 4/6/23(a)	1,062,300
1,500,000		BBB+	1.250% due 9/18/23(a)	1,503,979
			Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes:
500,000		BBB-	1.012% (3-Month USD-LIBOR + 0.890%) due 1/13/22(a)(b)	500,321
1,630,000		BBB-	2.650% due 7/13/22	1,647,573
2,400,000		BBB-	0.822% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	2,402,248
1,000,000		BBB-	3.875% due 9/21/23(a)	1,044,705
974,000		BBB-	Stellantis NV, Senior Unsecured Notes, 5.250% due 4/15/23	1,031,554
710,000	AUD	BBB+	Volkswagen Financial Services Australia Pty Ltd., Company Guaranteed Notes, 1.311% (3-Month Australian Bank Bill + 1.300%) due 9/14/22(b)	509,321
4,000,000	CAD	BBB+	VW Credit Canada Inc., (Restricted, cost - $3,234,910, acquired 3/5/21), Company Guaranteed Notes, 2.650% due 6/27/22(c)	3,165,267

			Total Auto Manufacturers	22,588,269

Banks - 15.4%
200,000	AUD	A	ADCB Finance Cayman Ltd., Company Guaranteed Notes, 1.422% (3-Month Australian Bank Bill + 1.380%) due 10/25/22(b)	143,517
700,000		BBB+	Aozora Bank Ltd., Senior Unsecured Notes, 2.550% due 9/9/22	708,417
400,000	AUD	A-	Banco Santander SA, Senior Unsecured Notes, 1.685% (3-Month Australian Bank Bill + 1.650%) due 1/19/23(b)	288,637
1,200,000		BBB+	Bangkok Bank PCL, Senior Unsecured Notes, 3.875% due 9/27/22	1,229,225
3,500,000	CAD	A-	Bank of America Corp., (Restricted, cost - $2,709,688, acquired 10/5/20), Senior Unsecured Notes, 2.604% (3-Month Canadian Bank Bill + 1.125%) due 3/15/23(b)(c)	2,755,720
			Barclays PLC, Senior Unsecured Notes:
300,000		BBB	1.586% (3-Month USD-LIBOR + 1.430%) due 2/15/23(b)	300,679
1,000,000		BBB	4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(b)	1,007,838
1,250,000	AUD	BBB	1.811% (3-Month Australian Bank Bill + 1.800%) due 6/15/23(b)	908,975

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 36.3% - (continued)
Banks - 15.4% - (continued)
$ 3,200,000		BBB	1.535% (3-Month USD-LIBOR + 1.380%) due 5/16/24(b)	$3,239,251
4,411,000		BB+	CIT Group Inc., Senior Unsecured Notes, 5.000% due 8/15/22	4,532,986
			Citigroup Inc., Senior Unsecured Notes:
1,500,000		BBB+	1.074% (3-Month USD-LIBOR + 0.950%) due 7/24/23(b)	1,505,993
2,100,000		BBB+	1.601% (3-Month USD-LIBOR + 1.430%) due 9/1/23(b)	2,118,743
500,000		BBB+	1.258% (3-Month USD-LIBOR + 1.100%) due 5/17/24(b)	506,018
300,000		BBB+	1.194% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	303,887
1,000,000		A-	Credit Agricole SA, Senior Unsecured Notes, 1.175% (3-Month USD-LIBOR + 1.050%) due 3/22/24(b)	1,011,154
			Credit Suisse Group AG, Senior Unsecured Notes:
2,000,000		BBB+	3.574% due 1/9/23(a)	2,005,649
1,750,000		BBB+	1.354% (3-Month USD-LIBOR + 1.240%) due 6/12/24(b)	1,771,181
2,000,000		BBB+	1.354% (3-Month USD-LIBOR + 1.240%) due 6/12/24(a)(b)	2,024,207
			Danske Bank AS, Senior Unsecured Notes:
900,000		BBB+	1.174% (3-Month USD-LIBOR + 1.060%) due 9/12/23(b)	907,893
500,000		BBB+	1.174% (3-Month USD-LIBOR + 1.060%) due 9/12/23(a)(b)	504,385
1,000,000		BBB+	3.875% due 9/12/23(a)	1,046,791
3,431,000		BBB+	1.171% (1-Year CMT Index + 1.030%) due 12/8/23(a)(b)	3,434,388
600,000		BBB+	5.375% due 1/12/24	648,885
			Deutsche Bank AG, Senior Unsecured Notes:
300,000		BBB-	1.345% (3-Month USD-LIBOR + 1.190%) due 11/16/22(b)	301,940
1,300,000		BBB-	3.300% due 11/16/22	1,331,404
500,000	AUD	BBB-	1.470% (3-Month Australian Bank Bill + 1.400%) due 1/30/23(b)	359,104
400,000		BBB-	1.406% (3-Month USD-LIBOR + 1.230%) due 2/27/23(b)	403,747
300,000		A-	Deutsche Bank AG, (Restricted, cost - $300,399, acquired 5/26/21), Senior Unsecured Notes, 0.898% due 5/28/24(c)	298,024
			First Abu Dhabi Bank PJSC, Senior Unsecured Notes:
1,500,000		AA-	1.072% (3-Month USD-LIBOR + 0.950%) due 4/16/22(b)	1,502,286
1,700,000	AUD	AA-	1.140% (3-Month Australian Bank Bill + 1.100%) due 2/18/25(b)	1,220,271
			Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
700,000		BBB+	0.479% (SOFR + 0.430%) due 3/8/23(b)	699,781
1,500,000	AUD	BBB+	zero coupon, (3-Month Australian Bank Bill + 1.200%) due 5/16/23(b)	1,080,043
1,000,000	AUD	BBB+	1.612% (3-Month Australian Bank Bill + 1.550%) due 5/2/24(b)	729,333
1,000,000		BBB+	0.925% (SOFR + 0.486%) due 10/21/24(b)	996,310
			Hana Bank, Senior Unsecured Notes:
1,000,000		A+	3.375% due 1/30/22	1,004,375
400,000		A+	0.991% (3-Month USD-LIBOR + 0.875%) due 9/14/22(b)	401,884
1,000,000		A+	0.925% (3-Month USD-LIBOR + 0.800%) due 7/26/23(b)	1,008,015
5,900,000		A-	HSBC Holdings PLC, Senior Unsecured Notes, 1.344% (3-Month USD-LIBOR + 1.230%) due 3/11/25(b)	6,006,815
1,900,000		A-	ING Groep NV, Senior Unsecured Notes, 1.059% (SOFR + 1.010%) due 4/1/27(b)	1,917,629
			JPMorgan Chase & Co., Senior Unsecured Notes:
3,300,000		A-	1.014% (3-Month USD-LIBOR + 0.890%) due 7/23/24(b)	3,328,977
600,000		A-	0.814% (SOFR + 0.765%) due 9/22/27(b)	604,730
1,500,000	AUD	BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 1.313% (3-Month Australian Bank Bill + 1.300%) due 3/20/23(b)	1,081,538
			Mizuho Financial Group Inc., Senior Unsecured Notes:
2,900,000		A-	0.964% (3-Month USD-LIBOR + 0.850%) due 9/13/23(b)	2,913,038
1,500,000		A-	0.810% (3-Month USD-LIBOR + 0.630%) due 5/25/24(b)	1,504,563
			NatWest Group PLC, Senior Unsecured Notes:
2,120,000		BBB	3.498% (3-Month USD-LIBOR + 1.480%) due 5/15/23(b)	2,145,659
300,000		BBB	1.682% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	305,432
1,200,000		A	Nordea Bank Abp, Senior Unsecured Notes, 1.115% (3-Month USD-LIBOR + 0.940%) due 8/30/23(a)(b)	1,212,941
			QNB Finance Ltd., Company Guaranteed Notes:
1,000,000		A	1.132% (3-Month USD-LIBOR + 1.000%) due 5/2/22(b)	1,001,947
500,000	AUD	A	1.812% (3-Month Australian Bank Bill + 1.750%) due 2/1/23(b)	360,553
800,000		Aa3(d)	QNB Finance Ltd., (Restricted, cost - $808,304, acquired 6/20/19), Senior Unsecured Notes, 1.438% (3-Month USD-LIBOR + 1.320%) due 12/6/21(b)(c)	800,402

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 36.3% - (continued)
Banks - 15.4% - (continued)
$ 2,000,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.450% due 12/3/21	$2,000,228
			Standard Chartered PLC, Senior Unsecured Notes:
600,000		BBB+	1.282% (3-Month USD-LIBOR + 1.150%) due 1/20/23(a)(b)	600,642
1,700,000		BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(b)	1,792,137
1,000,000		BBB-	State Bank of India, Senior Unsecured Notes, 4.000% due 1/24/22(a)	1,004,520
7,200,000	AUD	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 1.284% (3-Month Australian Bank Bill + 1.250%) due 10/16/24(b)	5,235,334
5,600,000	AUD	A+	UBS AG, Senior Unsecured Notes, 0.940% (3-Month Australian Bank Bill + 0.870%) due 7/30/25(b)	4,042,517
200,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost - $153,473, acquired 10/6/20), Senior Unsecured Notes, 2.094% due 4/25/22(c)	157,538
5,200,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost - $4,286,016, acquired 2/11/21), Senior Unsecured Notes, 2.509% due 10/27/23(c)	4,141,547
1,000,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost - $797,484, acquired 10/6/20), Senior Unsecured Notes, 3.184% due 2/8/24(c)	807,008

			Total Banks	87,206,631

Beverages - 0.1%
500,000		BBB-	JDE Peet’s NV, Company Guaranteed Notes, 0.800% due 9/24/24(a)	490,534

Commercial Services - 0.5%
3,000,000		A1(d)	Central Nippon Expressway Co., Ltd., Senior Unsecured Notes, 0.929% (3-Month USD-LIBOR + 0.810%) due 3/3/22(b)	3,005,070

Computers - 1.1%
1,860,000		BBB	Dell International LLC/EMC Corp., Senior Unsecured Notes, 5.450% due 6/15/23	1,974,318
4,000,000		BBB-	Leidos Inc., Company Guaranteed Notes, 2.950% due 5/15/23	4,118,247

			Total Computers	6,092,565

Diversified Financial Services - 4.7%
4,300,000		BBB	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.500% due 9/15/23	4,533,837
			Aircastle Ltd., Senior Unsecured Notes:
1,200,000		BBB-	5.000% due 4/1/23	1,261,116
800,000		BBB-	4.400% due 9/25/23	841,673
500,000		BBB-	Ally Financial Inc., Senior Unsecured Notes, 4.125% due 2/13/22	503,494
			Aviation Capital Group LLC, Senior Unsecured Notes:
1,550,000		BBB-	2.875% due 1/20/22(a)	1,551,718
2,000,000		BBB-	3.875% due 5/1/23(a)	2,071,864
500,000		BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.500% due 1/15/23(a)	522,205
			BOC Aviation Ltd., Senior Unsecured Notes:
1,200,000		A-	3.000% due 5/23/22	1,208,745
500,000		A-	2.750% due 9/18/22	505,704
200,000		A-	2.750% due 9/18/22(a)	202,282
400,000		A-	1.257% (3-Month USD-LIBOR + 1.125%) due 9/26/23(a)(b)	401,820
600,000		A-	BOC Aviation USA Corp., Company Guaranteed Notes, 1.625% due 4/29/24(a)	602,194
800,000		BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(a)	830,269
500,000		A-	Mitsubishi HC Capital Inc., Senior Unsecured Notes, 2.652% due 9/19/22(a)	507,369
1,400,000		B+	Navient Corp., Senior Unsecured Notes, 6.500% due 6/15/22	1,444,135
			Nomura Holdings Inc., Senior Unsecured Notes:
2,400,000		BBB+	2.648% due 1/16/25	2,483,769
1,100,000		BBB+	1.851% due 7/16/25	1,105,793
			ORIX Corp., Senior Unsecured Notes:
200,000		A-	3.200% due 1/19/22	200,710
400,000		A-	2.900% due 7/18/22	405,603
			Park Aerospace Holdings Ltd., Company Guaranteed Notes:
2,600,000		BBB-	5.250% due 8/15/22(a)	2,667,705
1,000,000		BBB-	4.500% due 3/15/23(a)	1,036,825
1,800,000		BBB-	Synchrony Financial, Senior Unsecured Notes, 2.850% due 7/25/22	1,824,267

			Total Diversified Financial Services	26,713,097

Electric - 1.7%
400,000		BBB+	Cleco Power LLC, Senior Unsecured Notes, 0.616% (3-Month USD-LIBOR + 0.500%) due 6/15/23(a)(b)	399,976
1,000,000		BBB+	Enel Finance International NV, Company Guaranteed Notes, 2.650% due 9/10/24	1,034,865
200,000		BBB+	Iberdrola International BV, Company Guaranteed Notes, 5.810% due 3/15/25	230,051

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 36.3% - (continued)
Electric - 1.7% - (continued)
			Israel Electric Corp., Ltd., Senior Secured Notes:
$ 400,000		BBB	6.875% due 6/21/23	$434,761
600,000		BBB	5.000% due 11/12/24(a)	654,564
1,400,000	AUD	Aa2(d)	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 1.040% (3-Month Australian Bank Bill + 0.970%) due 10/30/24(b)	1,011,060
			Pacific Gas & Electric Co., 1st Mortgage Notes:
2,200,000		BBB-	1.598% (3-Month USD-LIBOR + 1.480%) due 6/16/22(b)	2,200,176
1,000,000		BBB-	1.750% due 6/16/22	999,506
1,400,000		BBB-	4.250% due 8/1/23	1,450,486
500,000		BBB-	3.850% due 11/15/23	517,131
300,000		BBB-	3.750% due 2/15/24	310,787
100,000		BBB-	3.400% due 8/15/24	103,623

			Total Electric	9,346,986

Electronics - 0.3%
300,000		BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	301,368
1,500,000		BBB-	SYNNEX Corp., Senior Unsecured Notes, 1.250% due 8/9/24(a)	1,489,604

			Total Electronics	1,790,972

Food - 0.1%
200,000		BBB-	Barry Callebaut Services NV, Company Guaranteed Notes, 5.500% due 6/15/23	213,480
300,000		BB+	Kraft Heinz Foods Co., Company Guaranteed Notes, 0.966% (3-Month USD-LIBOR + 0.820%) due 8/10/22(b)	299,717

			Total Food	513,197

Holding Companies - Diversified - 0.4%
1,250,000		A	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22	1,259,112
843,000		A	Hutchison Whampoa International 12 II Ltd., Company Guaranteed Notes, 3.250% due 11/8/22	863,218

			Total Holding Companies - Diversified	2,122,330

Home Builders - 0.1%
700,000		BBB-	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/15/22	719,968

Insurance - 0.3%
			GA Global Funding Trust, Secured Notes:
1,000,000		A-	0.550% (SOFR + 0.500%) due 9/13/24(a)(b)	1,001,540
400,000		A-	1.625% due 1/15/26(a)	399,925
400,000		AA-	Pacific Life Global Funding II, Secured Notes, 0.669% (SOFR + 0.620%) due 6/4/26(a)(b)	403,166

			Total Insurance	1,804,631

Investment Companies - 0.1%
400,000		Baa3(d)	FS KKR Capital Corp., Senior Unsecured Notes, 1.650% due 10/12/24	393,842

Lodging - 0.4%
400,000		BB+	Hyatt Hotels Corp., Senior Unsecured Notes, 1.099% (SOFR + 1.050%) due 10/1/23(b)	400,847
1,800,000		B+	MGM Resorts International, Company Guaranteed Notes, 7.750% due 3/15/22	1,825,695

			Total Lodging	2,226,542

Media - 1.0%
4,189,000		BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 1.782% (3-Month USD-LIBOR + 1.650%) due 2/1/24(b)	4,285,257
1,000,000		BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 3/15/23	1,096,377

			Total Media	5,381,634

Oil & Gas - 0.5%
1,300,000		A-	BP Capital Markets America Inc., Company Guaranteed Notes, 0.772% (3-Month USD-LIBOR + 0.650%) due 9/19/22(b)	1,305,508
400,000		BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 5.400% due 2/14/22	403,501
1,000,000		A1(d)	Saudi Arabian Oil Co., Senior Unsecured Notes, 2.875% due 4/16/24	1,035,445

			Total Oil & Gas	2,744,454

Packaging & Containers - 0.3%
			Berry Global Inc., Senior Secured Notes:
600,000		BBB-	0.950% due 2/15/24	593,805
1,114,000		BBB-	4.875% due 7/15/26(a)	1,157,251

			Total Packaging & Containers	1,751,056

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 36.3% - (continued)
Pipelines - 0.2%
$ 600,000		BBB-	Energy Transfer LP/Regency Energy Finance Corp., Senior Unsecured Notes, 5.000% due 10/1/22	$614,475
272,000		BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 6.250% due 3/15/22	272,545

			Total Pipelines	887,020

Semiconductors - 0.4%
1,000,000		Baa2(d)	Microchip Technology Inc., Senior Secured Notes, 4.333% due 6/1/23	1,047,775
			NXP BV/NXP Funding LLC, Company Guaranteed Notes:
500,000		BBB	3.875% due 9/1/22(a)	510,846
240,000		BBB	4.625% due 6/1/23	252,573
620,000		BBB	4.625% due 6/1/23(a)	652,480

			Total Semiconductors	2,463,674

Software - 0.1%
500,000		BBB-	VMware Inc., Senior Unsecured Notes, 1.000% due 8/15/24	496,898

Telecommunications - 1.5%
3,300,000	AUD	BBB	AT&T Inc., Senior Unsecured Notes, 1.263% (3-Month Australian Bank Bill + 1.250%) due 9/19/23(b)	2,379,914
1,000,000	CAD	BBB	AT&T Inc., (Restricted, cost - $794,831, acquired 10/5/20), Senior Unsecured Notes, 2.850% due 5/25/24(c)	801,247
5,400,000	AUD	BBB+	Verizon Communications Inc., Senior Unsecured Notes, 1.265% (3-Month Australian Bank Bill + 1.220%) due 2/17/23(b)	3,882,451
2,280,000	AUD	BBB	Vodafone Group PLC, Senior Unsecured Notes, 1.062% (3-Month Australian Bank Bill + 1.050%) due 12/13/22(b)	1,633,419

			Total Telecommunications	8,697,031

Trucking & Leasing - 0.3%
			SMBC Aviation Capital Finance DAC, Company Guaranteed Notes:
400,000		A-	3.000% due 7/15/22	404,960
500,000		A-	4.125% due 7/15/23(a)	523,872
700,000		A-	3.550% due 4/15/24(a)	735,170

			Total Trucking & Leasing	1,664,002

			TOTAL CORPORATE BONDS & NOTES (Cost - $206,568,836)	205,349,382

COLLATERALIZED MORTGAGE OBLIGATIONS - 30.0%
947,095		Aaa(d)	A10 Bridge Asset Financing LLC, Series 2020-C, Class A, 2.021% due 8/15/40(a)	950,034
480,436		B-	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 0.872% (1-Month USD-LIBOR + 0.780%) due 4/25/34(b)	473,923
115,543		Aaa(d)	ACRES Commercial Realty Corp., Series 2020-RSO9, Class A, 2.662% (30-Day SOFR + 2.614%) due 4/17/37(a)(b)	115,656
161,683		Aaa(d)	AMMC CLO 16 Ltd., Series 2015-16A, Class AR2, 1.107% (3-Month USD-LIBOR + 0.980%) due 4/14/29(a)(b)	161,723
2,000,000		Aaa(d)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, 1.174% (3-Month USD-LIBOR + 1.050%) due 7/15/30(a)(b)	2,000,794
300,000		Aaa(d)	ARES L CLO Ltd., Series 2018-50A, Class AR, 1.174% (3-Month USD-LIBOR + 1.050%) due 1/15/32(a)(b)	300,205
231,212		AAA	Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class A, 1.002% (3-Month USD-LIBOR + 0.870%) due 4/20/28(a)(b)	231,332
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 1.040% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	699,572
1,558,606	GBP	AAA	Avon Finance No 2 PLC, Series 2A, Class A, 0.950% (Sterling Overnight Index Average + 0.900%) due 9/20/48(a)(b)	2,081,040
1,200,000	EUR	Aaa(d)	Bain Capital Euro CLO DAC, Series 2018-2A, Class AR, 0.740% (3-Month EURIBOR + 0.740%) due 1/20/32(a)(b)	1,359,495
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 1.290% (1-Month USD-LIBOR + 1.200%) due 3/15/34(a)(b)	500,569
400,000		Aaa(d)	Series 2019-RLJ, Class A, 1.140% (1-Month USD-LIBOR + 1.050%) due 4/15/36(a)(b)	399,569
28,241		Aaa(d)	Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, 1.212% (30-Day SOFR + 1.164%) due 9/15/36(a)(b)	28,239
44,147		NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	44,469
509,572		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 0.500% (1-Month USD-LIBOR + 0.500%) due 9/25/34(b)	495,738
6,940		B3(d)	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M2, 1.442% (1-Month USD-LIBOR + 1.350%) due 1/25/36(a)(b)	6,951
1,000,000		Aaa(d)	Benefit Street Partners Clo XII Ltd., Series 2017-12A, Class A1R, 1.074% (3-Month USD-LIBOR + 0.950%) due 10/15/30(a)(b)	1,000,250
1,200,000		Aaa(d)	Birch Grove CLO Ltd., Series 19A, Class AR, 1.246% (3-Month USD-LIBOR + 1.130%) due 6/15/31(a)(b)	1,200,694
1,000,000	EUR	AAA	Black Diamond CLO Ltd., Series 2017-2A, Class A1, 0.860% (3-Month USD-LIBOR + 0.860%) due 1/20/32(a)(b)	1,135,525
164,051		Aaa(d)	Brass NO 8 PLC, Series 8A, Class A1, 0.855% (3-Month USD-LIBOR + 0.700%) due 11/16/66(a)(b)	164,705
1,969,341	EUR	AAA	Bruegel 2021 DAC, Series 2021-1A, Class A, 0.800% (3-Month USD-LIBOR + 0.800%) due 5/22/31(a)(b)	2,240,925
2,000,000		NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 1.340% (1-Month USD-LIBOR + 1.250%) due 9/15/36(a)(b)	2,001,317
1,500,000		Aaa(d)	BXMT Ltd., Series 2020-FL3, Class A, 1.562% (30-Day SOFR + 1.514%) due 3/15/37(a)(b)	1,504,004
885,245	GBP	Aaa(d)	Canterbury Finance No 1 PLC, Series 1, Class A2, 1.400% (Sterling Overnight Index Average + 1.350%) due 5/16/56(b)	1,187,207
422,359		Aaa(d)	Catamaran CLO Ltd., Series 2016-1A, Class A1R, 1.212% (3-Month USD-LIBOR + 1.090%) due 1/18/29(a)(b)	422,828

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.0% - (continued)
$ 1,800,000		Aaa(d)	CIFC Funding Ltd., Series 2017-4A, Class A1R, 1.074% (3-Month USD-LIBOR + 0.950%) due 10/24/30(a)(b)	$1,800,610
2,700,000		AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 1.270% (1-Month USD-LIBOR + 1.180%) due 10/15/36(a)(b)	2,701,689
			Citigroup Mortgage Loan Trust:
217,540		NR	Series 2019-C, Class A1, step bond to yield, 3.228% due 9/25/59(a)	217,976
1,836,076		Aaa(d)	Series 2021-INV3, Class A11, 0.900% (30-Day SOFR + 0.850%) due 5/25/51(a)(b)	1,835,844
906,980	CAD	Aaa(d)	CNH Capital Canada Receivables Trust, Series 2021-1A, Class A1, 0.386% due 3/15/24(a)	709,535
389,985		AAA(e)	COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.255% due 9/25/65(a)(b)	391,022
31,518		Aaa(d)	COMM Mortgage Trust, Series 2013-CR6, Class A3FL, 0.720% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	31,519
927,856		NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(b)	931,052
289,591		AAA	CSMC Trust, Series 2021-INV1, Class A11, 0.849% 30-Day SOFR + 0.800%) due 7/25/56(a)(b)	290,189
229,158		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 0.947% (1-Month USD-LIBOR + 0.855%) due 8/25/34(b)	228,763
624,522	EUR	Aaa(d)	Dilosk RMBS No. 2 DAC, Series 2, Class A, 0.205% (0.750% - 3-Month EURIBOR) due 12/20/57(f)	709,155
586,202		AAA	Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, 1.144% (3-Month USD-LIBOR + 1.020%) due 4/15/29(a)(b)	586,626
1,500,000	EUR	AAA	Dryden 52 Euro CLO DAC, Series 2017-52A, Class AR, 0.860% (3-Month USD-LIBOR + 0.860%) due 5/15/34(a)(b)	1,700,131
1,300,000	EUR	AAA	Dryden Leveraged Loan CDO, Series 2017-27A, Class AR, 0.660% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(b)	1,468,711
3,000,000		Aaa(d)	Elevation CLO Ltd., Series 2017-8A, Class A1R2, 1.080% (3-Month USD-LIBOR + 0.950%) due 10/25/30(a)(b)	3,001,500
2,089,131		Aaa(d)	Extended Stay America Trust, Series 2021-ESH, Class A, 1.170% (1-Month USD-LIBOR + 1.080%) due 7/15/38(a)(b)	2,091,255
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
814,520		NR	Series 4344, Class FA, 0.532% (1-Month USD-LIBOR + 0.450%) due 12/15/37(b)	813,952
1,090,347		NR	Series 4351, Class FA, 0.532% (1-Month USD-LIBOR + 0.450%) due 5/15/38(b)	1,085,789
1,939,226		NR	Series 4906, Class WF, 0.482% (1-Month USD-LIBOR + 0.400%) due 12/15/38(b)	1,970,495
1,212,041		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 0.392% (1-Month USD-LIBOR + 0.300%) due 1/25/48(b)	1,215,739
178,798		BBB+	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 0.917% (1-Month USD-LIBOR + 0.825%) due 8/25/34(b)	178,328
2,952,478	GBP	(P)AAA	Finsbury Square, Series 2021-1GRA, Class AGRN, 0.700% (Sterling Overnight Index Average + 0.650%) due 12/16/67(a)(b)	3,916,901
			Finsbury Square PLC:
681,652	GBP	AAA(e)	Series 2019-1, Class A, 1.041% (3-Month GBP-LIBOR + 0.970%) due 6/16/69(b)	909,555
2,121,308	GBP	AAA(e)	Series 2020-1A, Class A, 0.850% (Sterling Overnight Index Average + 0.800%) due 3/16/70(a)(b)	2,842,899
700,000		AAA	Ford Credit Floorplan Master Owner Trust A, Series 2019-3, Class A2, 0.690% (1-Month USD-LIBOR + 0.600%) due 9/15/24(b)	702,252
302,663		BBB-	Fremont Home Loan Trust, Series 2005-A, Class M3, 0.827% (1-Month USD-LIBOR + 0.735%) due 1/25/35(b)	301,422
1,196,397		AAA	GCAT Trust, Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	1,197,265
			GLG Euro CLO:
3,600,000	EUR	Aaa(d)	Series 5A, Class A1R, 0.690% (3-Month USD-LIBOR + 0.690%) due 12/15/31(a)(b)	4,076,286
250,000	EUR	AAA	Series 6A, Class A, 0.900% (3-Month EURIBOR + 9.000% ) due 10/15/32(a)(b)	283,852
2,700,000		Aaa(d)	Goldentree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, zero coupon, (3-Month USD-LIBOR + 0.910%) due 11/20/30(a)(b)	2,700,624
			Government National Mortgage Association (GNMA):
1,848,394		NR	Series 2016-H06, Class FD, 0.995% (1-Month USD-LIBOR + 0.920%) due 7/20/65(b)	1,877,480
125,512		NR	Series 2016-H11, Class F, 0.875% (1-Month USD-LIBOR + 0.800%) due 5/20/66(b)	127,242
1,423,666		NR	Series 2017-H15, Class FE, 1.047% (1-Year USD-LIBOR + 0.800%) due 7/20/67(b)	1,438,124
118,639		NR	Series 2020-17, Class EU, 2.500% due 10/20/49	122,516
82,882		NR	Series 2020-21, Class AC, 2.500% due 1/20/49	85,904
4,000,472		NR	Series 2021-97, Class FA, 0.448% (30-Day SOFR + 0.400%) due 6/20/51(b)	3,994,859
3,947,413		NR	Series 2021-122, Class FA, 0.448% (30-Day SOFR + 0.400%) due 7/20/51(b)	3,932,319
1,000,000		Aaa(d)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 1.270% (1-Month USD-LIBOR + 1.180%) due 9/15/37(a)(b)	1,001,205
213,143		Aaa(d)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	218,948
1,918,770		AAA(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	1,926,744
			GS Mortgage-Backed Securities Trust:
880,022		Aaa(d)	Series 2021-GR2, Class A9, 0.900% (30-Day SOFR + 0.850%) due 2/25/52(a)(b)	884,034
291,600		Aaa(d)	Series 2021-INV1, Class A9, 0.900% 30-Day SOFR + 0.850%) due 12/25/51(a)(b)	292,240
1,600,000	EUR	Aaa(d)	Harvest CLO XVI DAC, Series 2016-A, Class ARR, 0.640% (3-Month EURIBOR + 6.400%) due 10/15/31(a)(b)	1,817,613
500,000	EUR	Aaa(d)	Harvest CLO XXI DAC, Series 2021-A, Class A1R, 0.760% (3-Month EURIBOR + 7.600%) due 7/15/31(a)(b)	568,821
2,859,538	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.100% (Sterling Overnight Index Average + 1.050%) due 5/25/53(a)(b)	3,820,935
195,471		AAA	Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(a)(b)	196,029
96,451		CCC	Impac CMB Trust, Series 2004-10, Class 1A1, 0.732% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	95,095

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.0% - (continued)
$ 354,951		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 2.450% (1-Month USD-LIBOR + 1.450%) due 12/15/31(a)(b)	$352,697
			JP Morgan Mortgage Trust:
330,303		Aaa(d)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	337,458
388,233		Aaa(d)	Series 2021-12, Class A11, 0.900% (30-Day SOFR + 0.850%) due 2/25/52(a)(b)	388,101
1,958,117	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.256% (0.800% - 3-Month EURIBOR) due 12/15/29(a)(f)	2,213,317
2,700,000		Aaa(d)	KKR CLO 18 Ltd., Series 18, Class AR, 1.062% (3-Month USD-LIBOR + 0.940%) due 7/18/30(a)(b)	2,700,113
1,700,000	EUR	Aaa(d)	Laurelin DAC, Series 2016-1A, Class ARR, 0.720% (3-Month EURIBOR+ 0.720%) due 10/20/31(a)(b)	1,928,755
200,000		NR	LCM XIII LP, Series 2013-A, Class AR3, zero coupon, ( 3-Month EURIBOR + 0.870%) due 7/19/27(a)(b)(g)(j)	200,000
			Legacy Mortgage Asset Trust:
338,292		NR	Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(a)	339,987
220,533		NR	Series 2019-GS6, Class A1, step bond to yield, 3.000% due 6/25/59(a)	221,274
400,000		NR	Series 2021-GS5, Class A1, step bond to yield, 2.250% due 7/25/67(a)(g)	400,162
469,956		NR	Series 2021-SL2, Class A, step bond to yield, 1.875% due 10/25/68(a)	468,541
176,981		NR	LL ABS Trust, Series 2021-1A, Class A, 1.070% due 5/15/29(a)	176,336
156,135	GBP	Aaa(d)	London Wall Mortgage Capital PLC, Series 2017-FL1, Class A, 0.952% (3-Month GBP-LIBOR + 0.850%) due 11/15/49(b)	208,026
			LUXE Trust:
2,700,000		Aaa(d)	Series 2021-MLBH, Class A, 1.070% (1-Month USD-LIBOR + 0.980%) due 11/15/26(a)(b)	2,704,448
2,700,000		Aaa(d)	Series 2021-TRIP, Class A, 1.140% (1-Month USD-LIBOR + 1.050%) due 10/15/38(a)(b)	2,705,767
2,700,000		Aaa(d)	M360 Ltd., Series 2021-CRE3, Class A, 1.591% (1-Month USD-LIBOR + 1.500%) due 11/22/38(a)(b)	2,726,822
178,229		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 1.030% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	178,344
197,183		A	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 0.792% (1-Month USD-LIBOR + 0.700%) due 9/25/34(b)	194,471
			MF1 Ltd.:
401,292		Aaa(d)	Series 2020-FL3, Class A, 2.212% (30-Day SOFR + 2.164%) due 7/15/35(a)(b)	402,845
1,100,000		Aaa(d)	Series 2020-FL4, Class A, 1.862% (30-Day SOFR + 1.814%) due 11/15/35(a)(b)	1,106,431
1,800,000		Aaa(d)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 1.012% (30-Day SOFR+ 0.964%) due 7/15/36(a)(b)	1,798,820
			MFA Trust:
444,711		AAA	Series 2020-NQM1, Class A1, 1.479% due 3/25/65(a)(b)	446,241
531,197		AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	530,783
2,000,000		AAA	MidOcean Credit CLO II, Series 2013-2A, Class ARR, 1.160% (3-Month USD-LIBOR + 1.030%) due 1/29/30(a)(b)	2,000,564
			Mill City Mortgage Loan Trust:
878,801		Aaa(d)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	894,993
725,517		AAA(e)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	723,171
496,336		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 0.992% (1-Month USD-LIBOR + 0.900%) due 5/25/34(b)(h)	494,893
800,000		Aaa(d)	Mountain View CLO LLC, Series 2017-1A, Class AR, 1.212% (3-Month USD-LIBOR + 1.090%) due 10/16/29(a)(b)	800,269
966,726		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 0.942% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	967,991
2,700,000		Aaa(d)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 1.040% (1-Month USD-LIBOR + 0.950%) due 8/15/38(a)(b)	2,704,419
			New Residential Mortgage Loan Trust:
253,307		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	271,201
86,777		AAA(e)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	88,930
2,092,790		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	2,136,973
1,913,003		Aaa(d)	Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	1,947,992
235,276		A+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 0.752% (1-Month USD-LIBOR + 0.660%) due 1/25/36(b)	235,408
569,381		NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 1.670% due 8/25/61(a)	564,889
1,800,000		AAA(e)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 1.175% (1-Month USD-LIBOR + 1.095%) due 11/15/38(a)(b)	1,796,757
			OCP CLO Ltd.:
13,258		AAA	Series 2015-9A, Class A1R, 0.924% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	13,267
188,850		AAA	Series 2015-10A, Class A1R, 0.945% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)	189,133
1,800,000	EUR	AAA	OCP Euro CLO DAC, Series 2020-4A, Class AR, 0.880% (3-Month USD-LIBOR + 0.880%) due 9/22/34(a)(b)	2,044,959
1,000,000		Aaa(d)	OZLM IX Ltd., Series 2014-9A, Class A1A3, 1.232% (3-Month USD-LIBOR + 1.100%) due 10/20/31(a)(b)	999,249
500,000	EUR	Aaa(d)	Palmer Square European Loan Funding DAC, Series 2021-1A, Class A, 0.780% (3-Month USD-LIBOR + 0.780%) due 4/15/31(a)(b)	567,348
2,700,000		Aaa(d)	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A1, 0.928% (3-Month USD-LIBOR + 0.800%) due 10/15/29(a)(b)	2,701,782
387,764		AAA	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 0.254% (3-Month USD-LIBOR + 0.130%) due 10/25/36(b)	383,359

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.0% - (continued)
			PFP Ltd.:
$ 819,405		Aaa(d)	Series 2019-6, Class A, 1.141% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	$817,115
499,975		Aaa(d)	Series 2021-7, Class A, 0.940% (1-Month USD-LIBOR + 0.850%) due 4/14/38(a)(b)	497,765
			PFS Financing Corp.:
1,200,000		AAA	Series 2019-A, Class A1, 0.640% (1-Month USD-LIBOR + 0.550%) due 4/15/24(a)(b)	1,201,723
400,000		AAA	Series 2020-F, Class A, 0.930% due 8/15/24(a)	401,218
163,849		NR	Pretium Mortgage Credit Partners I LLC, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 9/27/60(a)	163,386
1,683,581	GBP	AAA	Residential Mortgage Securities 32 PLC, Series 2032, Class A, 1.300% (Sterling Overnight Index Average + 1.250%) due 6/20/70(a)(b)	2,261,177
2,200,000		AAA	Resimac Bastille Trust, Series 2021-2NCA, Class A1A, 0.739% (1-Month USD-LIBOR + 0.650%) due 2/3/53(a)(b)	2,200,382
			Ripon Mortgages PLC:
2,019,064	GBP	AAA	Series 1A, Class A1, 0.914% (3-Month GBP-LIBOR + 0.800%) due 8/20/56(a)(b)	2,689,809
673,021	GBP	AAA	Series 1X, Class A1, 0.914% (3-Month GBP-LIBOR + 0.800%) due 8/20/56(b)	896,603
327,173	GBP	AAA	RMAC PLC, Series 2018-1, Class A, 0.767% (3-Month GBP-LIBOR + 0.700%) due 6/12/46(b)	435,482
528,000	GBP	AAA	Silverstone Master Issuer PLC, Series 2019-1A, Class 2A, 0.800% (Sterling Overnight Index Average + 0.750%) due 1/21/70(a)(b)	708,259
724,727		Aaa(d)	Sound Point CLO XII Ltd., Series 2016-2A, Class AR2, 1.182% (3-Month USD-LIBOR + 1.050%) due 10/20/28(a)(b)	724,927
1,690,881		Aaa(d)	Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 1.114% (3-Month USD-LIBOR + 0.990%) due 1/23/29(a)(b)	1,690,787
709,675		B	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 0.767% (1-Month USD-LIBOR + 0.675%) due 6/25/35(b)	707,868
285,660		NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	284,804
443,034	GBP	AAA	Stratton Mortgage Funding, Series 2021-2A, Class A, 0.950% (Sterling Overnight Index Average + 0.900%) due 7/20/60(a)(b)	591,426
1,200,000		AAA	STWD Mortgage Trust, Series 2021-HTS, Class A, 1.140% (1-Month USD-LIBOR + 1.050%) due 4/15/34(a)(b)	1,203,214
600,000		AAA	TCW CLO Ltd., Series 2018-1A, Class A1R, zero coupon, (3-Month USD-LIBOR + 0.970% ) due 4/25/31(a)(b)	600,299
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1.140% (1-Month USD-LIBOR + 0.900%) due 11/11/34(a)(b)	1,214,936
290,675		NR	Theorem Funding Trust, Series 2021-1A, Class A, 1.210% due 12/15/27(a)	290,478
2,100,000		AAA	THL Credit Wind River CLO, Ltd., Series 2019-3A, Class AR, 1.204% (3-Month USD-LIBOR + 1.080%) due 4/15/31(a)(b)	2,100,258
968,436	GBP	AAA	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 0.950% (Sterling Overnight Index Average + 0.900%) due 7/20/45(a)(b)	1,292,695
2,671,020	GBP	AAA	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 0.950% (Sterling Overnight Index Average + 0.900%) due 5/20/45(b)	3,568,844
451,724	GBP	AAA	Towd Point Mortgage Funding Granite 4 PLC, Series 2019-GR4X, Class A1, 1.236% (3-Month GBP-LIBOR + 1.025%) due 10/20/51(b)	608,237
			Towd Point Mortgage Trust:
371,216		Aaa(d)	Series 2017-5, Class A1, 0.692% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	371,200
534,314		AAA(e)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	552,031
344,277		Aaa(d)	Series 2019-HY2, Class A1, 1.092% (1-Month USD-LIBOR + 1.000%) due 5/25/58(a)(b)	345,937
400,074		Aaa(d)	Series 2019-HY3, Class A1A, 1.092% (1-Month USD-LIBOR + 1.000%) due 10/25/59(a)(b)	402,115
915,414		AAA(e)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	933,065
2,606,849		AAA(e)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(b)	2,596,272
1,502,619	GBP	AAA	Trinity Square PLC, Series 2021-1A, Class A, 0.900% (Sterling Overnight Index Average + 0.850%) due 7/15/59(a)(b)	2,007,970
1,000,000		Aaa(d)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 1.262% (3-Month USD-LIBOR + 1.130%) due 4/20/32(a)(b)	1,000,575
625,572		Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.004% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	625,564
600,000		Aaa(d)	Venture XXVI CLO Ltd., Series 2017-26A, Class AR, 1.232% (3-Month USD-LIBOR + 1.100%) due 1/20/29(a)(b)	600,080
286,452		Aaa(d)	VMC Finance LLC, Series 2019-FL3, Class A, 1.189% (1-Month USD-LIBOR + 1.100%) due 9/15/36(a)(b)	286,435
470,329		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 0.672% (1-Month USD-LIBOR + 0.580%) due 10/25/45(b)	471,308
			Wells Fargo Commercial Mortgage Trust:
400,000		Aaa(d)	Series 2013-LC12, Class A4, 4.218% due 7/15/46(b)	417,105
500,000		AAA	Series 2017-HSDB, Class A, 0.940% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	496,572
			WFRBS Commercial Mortgage Trust:
1,153,849		Aaa(d)	Series 2012-C7, Class AFL, 1.289% (1-Month USD-LIBOR + 1.200%) due 6/15/45(a)(b)	1,153,713
597,641		Aaa(d)	Series 2012-C10, Class AFL, 0.879% (1-Month USD-LIBOR + 0.790%) due 12/15/45(a)(b)	598,375

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $169,646,829)	169,265,103

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.5%
U.S. GOVERNMENT AGENCIES - 10.5%
			Federal Home Loan Banks:
5,100,000		AA+	0.800% due 11/27/23	5,063,294
2,500,000		AA+	1.100% due 11/15/24	2,499,927
3,200,000		AA+	0.750% due 2/24/26	3,149,568

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.5% - (continued)
U.S. GOVERNMENT AGENCIES - 10.5% - (continued)
$ 3,400,000		AA+	0.960% due 3/5/26	$3,372,317
877,500		AA+	1.000% due 3/23/26	866,620
2,600,000		AA+	1.000% due 7/27/26	2,578,119
3,500,000		AA+	1.050% due 8/13/26	3,458,026
4,000,000		AA+	1.100% due 8/20/26	3,967,620
4,600,000		AA+	0.830% due 2/10/27	4,494,806
3,900,000		AA+	0.850% due 2/17/27	3,801,497
5,500,000		AA+	1.020% due 2/24/27	5,416,955
5,000,000		AA+	0.900% due 2/26/27	4,893,466
3,400,000		AA+	0.920% due 2/26/27	3,323,458
3,700,000		AA+	1.115% due 2/26/27	3,655,707
5,000,000		Aaa(d)	Federal Home Loan Mortgage Corp., 0.800% due 10/28/26	4,901,331
4,000,000		AA+	Federal National Mortgage Association, 0.875% due 12/18/26	3,924,115

			TOTAL U.S. GOVERNMENT AGENCIES	59,366,826

U.S. GOVERNMENT OBLIGATIONS - 13.0%
			U.S. Treasury Notes:
18,400,000			0.125% due 4/30/23	18,340,344
55,000,000			0.750% due 11/15/24	54,907,617

			TOTAL U.S. GOVERNMENT OBLIGATIONS	73,247,961

			TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $133,666,302)	132,614,787

ASSET-BACKED SECURITIES - 4.8%
Automobiles - 0.8%
60,568		AAA	DT Auto Owner Trust, Series 2020-3A, Class A, 0.540% due 4/15/24(a)	60,603
4,629		AAA	Flagship Credit Auto Trust, Series 2019-2, Class A, 2.830% due 10/16/23(a)	4,633
			Ford Auto Securitization Trust:
1,704,741	CAD	Aaa(d)	Series 2020-AA, Class A2, 0.887% due 8/15/24(a)	1,335,430
3,500,000	CAD	AAA(e)	Series 2021-AA, Class A2, 1.162% due 10/15/25(a)	2,729,425
123,242		AAA	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class A, 0.690% due 10/16/23(a)	123,279

			Total Automobiles	4,253,370

Credit Cards - 0.6%
413,844		NR	LP Credit Card ABS Master Trust, Series 2018-1, Class A, 1.638% (1-Month USD-LIBOR + 1.550%) due 8/20/24(a)(b)	414,978
3,000,000		Aaa(d)	Master Credit Card Trust II, Series 2018-1A, Class A, 0.581% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	3,009,855

			Total Credit Cards	3,424,833

Student Loans - 3.4%
			ECMC Group Student Loan Trust:
593,233		Aaa(d)	Series 2017-2A, Class A, 1.142% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	602,493
484,383		Aaa(d)	Series 2018-1A, Class A, 0.842% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	483,354
759,471		Aaa(d)	Series 2019-1A, Class A1B, 1.092% (1-Month USD-LIBOR + 1.000%) due 7/25/69(a)(b)	768,677
134,092		AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 0.974% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	134,481
2,700,000		AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	2,689,369
			Navient Private Education Loan Trust:
43,177		Aaa(d)	Series 2015-AA, Class A2A, 2.650% due 12/15/28(a)	43,792
1,123,540		AAA	Series 2015-BA, Class A3, 1.539% (1-Month USD-LIBOR + 1.450%) due 7/16/40(a)(b)	1,129,215
			Navient Private Education Refi Loan Trust:
1,692		AAA	Series 2020-A, Class A1, 0.440% (1-Month USD-LIBOR + 0.350%) due 11/15/68(a)(b)	1,692
336,026		AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	335,179
2,949,400		Aaa(d)	Series 2021-FA, Class A, 1.110% due 2/18/70(a)	2,912,516
			Navient Student Loan Trust:
548,328		AAA	Series 2018-1A, Class A2, 0.442% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	548,570
950,149		AAA	Series 2018-2A, Class A2, 0.472% (1-Month USD-LIBOR + 0.380%) due 3/25/67(a)(b)	950,805
			Nelnet Student Loan Trust:
951,253		AA+	Series 2017-3A, Class A, 0.942% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	959,019

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
ASSET-BACKED SECURITIES - 4.8% - (continued)
Student Loans - 3.4% - (continued)
$ 1,063,587		AA+	Series 2019-2A, Class A, 0.992% (1-Month USD-LIBOR + 0.900%) due 6/27/67(a)(b)	$1,078,705
934,417		AA+	Series 2019-3A, Class A, 0.892% (1-Month USD-LIBOR + 0.800%) due 8/25/67(a)(b)	933,601
			SLC Student Loan Trust:
364,613		AAA	Series 2006-1, Class A5, 0.226% (3-Month USD-LIBOR + 0.110%) due 3/15/27(b)	364,131
454,263		AAA	Series 2007-1, Class A4, 0.216% (3-Month USD-LIBOR + 0.060%) due 5/15/29(b)	451,753
			SLM Student Loan Trust:
58,744		AAA	Series 2003-10A, Class A3, 0.586% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	58,752
743,821		AAA	Series 2004-10, Class A7B, 0.724% (3-Month USD-LIBOR + 0.600%) due 10/25/29(a)(b)	746,446
562,109		AAA	Series 2005-5, Class A4, 0.264% (3-Month USD-LIBOR + 0.140%) due 10/25/28(b)	560,378
404,129		B	Series 2008-5, Class A4, 1.824% (3-Month USD-LIBOR + 1.700%) due 7/25/23(b)	408,342
618,594		B	Series 2008-7, Class A4, 1.024% (3-Month USD-LIBOR + 0.900%) due 7/25/23(b)	616,920
93,996		B	Series 2008-8, Class A4, 1.624% (3-Month USD-LIBOR + 1.500%) due 4/25/23(b)	94,635
			SMB Private Education Loan Trust:
124,371		AAA	Series 2015-B, Class A2B, 1.290% (1-Month USD-LIBOR + 1.200%) due 7/15/27(a)(b)	124,534
459,989		AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	459,613
371,315		AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	367,097
1,002,225		Aaa(d)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 0.791% (1-Month USD-LIBOR + 0.700%) due 11/20/61(a)(b)	1,002,258
658,601		AA+	Utah State Board of Regents, Series 2017-1, Class A, 0.842% (1-Month USD-LIBOR + 0.750%) due 1/25/57(b)	650,630

			Total Student Loans	19,476,957

			TOTAL ASSET-BACKED SECURITIES (Cost - $27,211,935)	27,155,160

SOVEREIGN BONDS - 2.7%
India - 0.3%
1,900,000		Baa3(d)	Export-Import Bank of India, 1.160% (3-Month USD-LIBOR + 1.000%) due 8/21/22(b)	1,904,189

South Korea - 1.7%
			Export-Import Bank of Korea:
1,500,000		AA	0.946% (3-Month USD-LIBOR + 0.775%) due 6/1/23(b)	1,513,788
1,400,000	AUD	AA	zero coupon, (3-Month Australian Bank Bill + 0.800%) due 10/8/24(b)	1,006,427
5,200,000		AA	Korea Development Bank (The), Senior Unsecured Notes, 0.929% (3-Month USD-LIBOR + 0.800%) due 10/30/22(b)	5,231,452
2,000,000	AUD	Aa2(d)	Korea Expressway Corp., 0.768% (3-Month Australian Bank Bill + 0.720%) due 9/2/23(b)	1,432,622
650,000		AA	Korea National Oil Corp., 0.997% (3-Month USD-LIBOR + 0.875%) due 7/16/23(b)	656,047

			Total South Korea	9,840,336

Supranational - 0.7%
3,800,000		AAA	International Bank for Reconstruction & Development, 0.850% due 2/10/27	3,677,383

			TOTAL SOVEREIGN BONDS (Cost - $15,633,112)	15,421,908

MORTGAGE-BACKED SECURITIES - 0.3%
FHLMC - 0.3%
1,360,641			Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 - 9/1/49 (Cost - $1,427,398)	1,448,294

CERTIFICATE OF DEPOSIT - 0.2%
1,400,000	AUD	A	Mizuho Bank Ltd., 0.795% (3-Month Australian Bank Bill + 0.750%) due 8/7/24(b) (Cost - $1,048,188)	1,006,560

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $555,202,600)	552,261,194

SHORT-TERM INVESTMENTS - 41.3%
COMMERCIAL PAPER - 0.4%
2,300,000			Parker-Hannifin Corp., 0.622% due 4/22/22(i) (Cost - $2,294,375)	2,294,375

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 41.3% - (continued)
TIME DEPOSITS - 2.0%
		BBH - Grand Cayman:
2,575	DKK	(0.490)% due 12/1/21	$393
302	AUD	(0.120)% due 12/1/21	215
6,087	NZD	0.100% due 12/1/21	4,154
243,845	GBP	Citibank - London, 0.005% due 12/1/21	324,461
$ 301,825		DNB - Oslo, 0.005% due 12/1/21	301,825
408,764	CAD	Royal Bank of Canada - Toronto, 0.005% due 12/1/21	319,935
10,058,809		Skandinaviska Enskilda Banken AB - Stockholm, 0.005% due 12/1/21	10,058,809
52,800	EUR	Sumitomo - Tokyo, (0.790)% due 12/1/21	59,894
38,299	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.270)% due 12/1/21	339

		TOTAL TIME DEPOSITS (Cost - $11,070,025)	11,070,025

U.S. GOVERNMENT OBLIGATION - 38.9%
220,000,000		U.S. Treasury Bills, 0.050% due 3/3/22(i)
		(Cost - $219,972,195)	219,972,195

		TOTAL SHORT-TERM INVESTMENTS (Cost - $233,336,595)	233,336,595

		TOTAL INVESTMENTS - 139.1% (Cost - $788,539,195)	785,597,789

		Liabilities in Excess of Other Assets - (39.1)%	(220,689,644)

		TOTAL NET ASSETS - 100.0%	$564,908,145

†	Amount denominated in U.S. dollars, unless otherwise noted.

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2021, amounts to $206,986,698 and represents 36.6% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2021.

(c)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2021, amounts to $12,926,753 and represents 2.3% of net assets.

(d)	Rating by Moody’s Investors Service.

(e)	Rating by Fitch Ratings Service.

(f)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2021.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(h)	Affiliated security. As of November 30, 2021, total cost and total market value of affiliated securities amounted to $494,210 and $494,893, respectively.

Underlying Security	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of November 30, 2021
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 1.018% (1-Month USD- LIBOR + 0.900%) due 5/25/34	$508,348	$—	$(14,322)	$63	$750	$54	$1,256	$494,893

(i)	Rate shown represents yield-to-maturity.

(j)	When-issued security.

At November 30, 2021, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$788,539,195	$7,254,252	$(9,268,897)	$(2,014,645)

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	26.1%
Collateralized Mortgage Obligations	21.5
U.S. Government Agencies & Obligations	16.9
Asset-Backed Securities	3.5
Sovereign Bonds	2.0
Mortgage-Backed Securities	0.2
Certificate of Deposit	0.1
Short-Term Investments	29.7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2021, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized (Depreciation)
Contracts to Buy:
Bank Accept December Futures	324	12/22	$62,716,237	$62,227,958	$(488,279)
Bank Accept March Futures	556	3/23	107,575,598	106,606,739	(968,859)

					(1,457,138)

Contracts to Sell:
U.S. Treasury 2-Year Note March Futures	574	3/22	125,486,266	125,553,532	(67,266)
U.S. Treasury 5-Year Note March Futures	916	3/22	110,814,531	111,200,969	(386,438)
U.S. Treasury 10-Year Note March Futures	7	3/22	903,328	915,687	(12,359)
U.S. Ultra Long Bond March Futures	115	3/22	16,650,352	16,892,422	(242,070)

					(708,133)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(2,165,271)

At November 30, 2021, Ultra-Short Term Fixed Income Fund had deposited cash of $1,789,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2021, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	2,880,163	USD	2,072,277	JPM	$2,053,268	12/2/21	$(19,009)
Australian Dollar	9,083,946	USD	6,473,532	SCB	6,475,947	12/2/21	2,415
British Pound	534,000	USD	714,339	BNP	710,540	12/2/21	(3,799)
Canadian Dollar	967,000	USD	779,376	HSBC	756,858	12/2/21	(22,518)
Canadian Dollar	9,233,373	USD	7,222,036	HSBC	7,226,841	12/2/21	4,805
Canadian Dollar	11,004,067	USD	8,671,448	JPM	8,612,740	12/2/21	(58,708)
Canadian Dollar	1,991,570	USD	1,559,903	JPM	1,558,776	12/2/21	(1,127)
Canadian Dollar	766,000	USD	601,152	DUB	599,828	1/7/22	(1,324)
Mexican Peso	7,185,000	USD	350,868	BNP	332,151	1/12/22	(18,717)

							(117,982)

Contracts to Sell:
Australian Dollar	683,000	USD	508,282	BNP	486,911	12/2/21	21,371
Australian Dollar	991,000	USD	726,850	BNP	706,484	12/2/21	20,366
Australian Dollar	1,515,000	USD	1,105,627	DUB	1,080,044	12/2/21	25,583
Australian Dollar	4,861,728	USD	3,644,230	HSBC	3,465,927	12/2/21	178,303
Australian Dollar	1,413,000	USD	1,042,841	HSBC	1,007,328	12/2/21	35,513
Australian Dollar	14,582,859	USD	10,991,276	MLP	10,396,122	12/2/21	595,154
Australian Dollar	14,699,127	USD	11,038,118	SCB	10,479,009	12/2/21	559,109
Australian Dollar	404,000	USD	291,692	SCB	288,012	12/2/21	3,680
Australian Dollar	27,185,605	USD	19,403,046	HSBC	19,390,990	1/7/22	12,056
Australian Dollar	2,880,163	USD	2,073,141	JPM	2,054,367	1/7/22	18,774
Australian Dollar	504,000	USD	359,544	SCB	359,494	1/7/22	50
Australian Dollar	9,083,946	USD	6,476,324	SCB	6,479,411	1/7/22	(3,087)
British Pound	23,346,000	USD	32,001,945	SCB	31,064,174	12/2/21	937,771
British Pound	22,812,000	USD	30,206,215	BNP	30,379,585	1/5/22	(173,370)
Canadian Dollar	806,000	USD	651,330	BNP	630,846	12/2/21	20,484
Canadian Dollar	7,408,990	USD	5,966,125	JPM	5,798,920	12/2/21	167,205
Canadian Dollar	14,981,020	USD	12,110,347	MLP	11,725,449	12/2/21	384,898
Canadian Dollar	9,233,373	USD	7,225,059	HSBC	7,230,332	1/7/22	(5,273)
Canadian Dollar	11,004,067	USD	8,675,379	JPM	8,616,902	1/7/22	58,477
Canadian Dollar	1,990,753	USD	1,559,903	JPM	1,558,889	1/7/22	1,014
Euro	19,474,000	USD	22,549,265	SCB	22,090,335	12/2/21	458,930
Euro	19,474,000	USD	21,952,337	SCB	22,123,738	1/4/22	(171,401)

							3,145,607

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$3,027,625

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2021, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/21 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America Investment Grade Series 36 5-Year Index, NR	(1.000)%	12/20/26	3-Month	0.582%	USD	44,300,000	$(994,560)	$(1,058,967)	$64,407

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At November 30, 2021, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $634,000 for open centrally cleared swap contracts.

At November 30, 2021, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $3,400,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Counterparty Abbreviations used in this schedule:

BNP	—	BNP Paribas SA
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 254-256 for definitions of ratings.

At November 30, 2021, Ultra-Short Term Fixed Income Fund was involved in following sale-buyback transaction:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas SA	11/29/21	12/2/21	0.07%	$2,094,715

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 96.8%
United States - 96.8%
1,098,134	American Beacon AHL Managed Futures Strategy Fund, Class Y	$12,299,096
651,032	BlackRock Event Driven Equity Fund, Institutional Class	6,412,669
999,573	BlackRock Global Long/Short Equity Fund, Institutional Class	11,575,057
434,706	BNY Mellon Global Real Return Fund, Class Y	7,524,755
39,703	Cohen & Steers Global Realty Shares Inc., Class I	2,527,862
204,562	Diamond Hill Long/Short Fund, Class I	6,235,049
432,149	Driehaus Event Driven Fund, Common Class	6,326,659
962,517	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	10,077,553
820,307	John Hancock Diversified Macro Fund, Class I	7,456,590
590,692	John Hancock Seaport Long/Short Fund, Class I	7,519,511
523,804	LoCorr Market Trend Fund, Class I	6,107,550
352,541	Neuberger Berman Long Short Fund, Institutional Class	6,239,975
571,477	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	3,486,008
1,039,649	PIMCO Credit Opportunities Bond Fund, Institutional Class	10,240,544
1,063,758	PIMCO Mortgage Opportunities and Bond Fund, Class I-2	11,563,046
876,624	Western Asset Macro Opportunities Fund, Class I	10,125,008

	TOTAL INVESTMENTS - 96.8%
	(Cost - $122,140,099)	125,716,932

	Other Assets in Excess of Liabilities - 3.2%	4,135,461

	TOTAL NET ASSETS - 100.0%	$129,852,393

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

At November 30, 2021, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$122,140,099	$4,256,959	$(680,126)	$3,576,833

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other Interbank Offered Rate (“IBOR”)-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$178,386,446	$178,386,446	$—	$—
Consumer Discretionary	278,376,804	278,376,804	—	—
Consumer Staples	91,212,016	91,212,016	—	—
Energy	37,113,388	37,113,388	—	—
Financials	190,812,619	190,812,619	—	—
Health Care	251,915,990	251,915,990	—	—
Industrials	195,551,177	195,551,177	—	—
Information Technology	607,539,182	607,539,182	—	—
Materials	47,393,608	47,380,441	13,167	—
Real Estate	61,141,863	61,141,863	—	—
Utilities	33,626,999	33,626,999	—	—
Closed End Mutual Fund Security:
Financials	20,003,089	20,003,089	—	—
Short-Term Investments:
Money Market Fund	20,227,290	20,227,290	—	—
Time Deposits	64,390,407	—	64,390,407	—

Total Investments, at Value	$2,077,690,878	$2,013,287,304	$64,403,574	$—

Security Lending Transactions - Liabilities	$(20,227,290)	$—	$(20,227,290)	$—

Other Financial Instruments - Assets
Futures Contract	$287,083	$287,083	$—	$—

Total Other Financial Instruments - Assets	$287,083	$287,083	$—	$—

Other Financial Instruments - Liabilities
Futures Contract	$(8,610)	$(8,610)	$—	$—

Total Other Financial Instruments - Liabilities	$(8,610)	$(8,610)	$—	$—

	Total Fair Value at November 30, 2021		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$15,068,035		$15,068,035	$—	$—
Consumer Discretionary	53,301,170		53,301,170	—	—
Consumer Staples	24,745,804		24,745,804	—	—
Energy	15,748,623		15,748,623	—	—
Financials	79,877,176		79,877,176	—	—
Health Care	93,896,973	*	93,892,020	4,953	—	*
Industrials	101,877,903		101,800,482	77,421	—
Information Technology	114,647,153		114,647,153	—	—
Materials	31,084,071	*	31,065,137	18,934	—	*
Real Estate	37,029,136		37,029,136	—	—
Utilities	17,418,998		17,418,998	—	—
Convertible Preferred Stocks:
Health Care	2,850,522		2,850,522	—	—
Utilities	1,440,498		1,440,498	—	—
Preferred Stocks:
Financials	2,024,071		2,024,071	—	—
Closed End Mutual Fund Securities:
Financials	1,079,333		1,079,333	—	—
Corporate Bonds & Notes	941,381		—	941,381	—
Short-Term Investments:
Money Market Fund	27,327,898		27,327,898	—	—
Time Deposits	22,117,431		—	22,117,431	—

Total Investments, at Value	$642,476,176	*	$619,316,056	$23,160,120	$—	*

Security Lending Transactions - Liabilities	$(27,327,898)		$—	$(27,327,898)	$—

Other Financial Instruments - Assets
Futures Contract	$11,983		$11,983	$—	$—

Total Other Financial Instruments - Assets	$11,983		$11,983	$—	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(99,525)		$(99,525)	$—	$—

Total Other Financial Instruments - Liabilities	$(99,525)		$(99,525)	$—	$—

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$141,095,042	$162,240	$140,932,802	$—
Germany	113,320,434	—	113,320,434	—
Japan	231,795,756	341,588	231,454,168	—
Netherlands	69,338,330	255,813	69,082,517	—
Switzerland	143,047,586	5,067,856	137,979,730	—
United Kingdom	198,693,455	2,896,696	195,796,759	—
Other Countries**	403,012,764	60,415,199	342,597,565	—
Preferred Stocks:
Germany	7,429,438	—	7,429,438	—
Closed End Mutual Fund Security:
United States	584,522	584,522	—	—
Right:
Singapore	31	—	31	—
Short-Term Investments:
Money Market Fund	9,919,094	9,919,094	—	—
Time Deposits	45,107,936	—	45,107,936	—

Total Investments, at Value	$1,363,344,388	$79,643,008	$1,283,701,380	$—

Security Lending Transactions - Liabilities	$(9,919,094)	$—	$(9,919,094)	$—

Other Financial Instruments - Assets
Futures Contract	$632	$632	$—	$—

Total Other Financial Instruments - Assets	$632	$632	$—	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(50,727)	$(50,727)	$—	$—

Total Other Financial Instruments - Liabilities	$(50,727)	$(50,727)	$—	$—

	Total Fair Value at November 30, 2021		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China	$134,716,729	*	$15,854,867	$118,861,862		$—	*
India	61,912,307		9,780,513	52,131,794		—
South Korea	65,830,780		471,693	65,359,087		—
Taiwan	66,384,656		15,843,595	50,541,061		—
Other Countries**	170,618,003		73,827,718	96,790,267		18
Preferred Stocks:
Brazil	2,078,774		2,078,774	—		—
Chile	181,669		181,669	—		—
Colombia	81,345		81,345	—		—
Russia	58,627		18,945	39,682		—
South Korea	4,075,956		—	4,075,956		—
Warrants:
Thailand	255		148	—		107
Rights:
China	135		—	135		—
Thailand	—	*	—	—	*	—
Short-Term Investments:
Money Market Fund	2,600,973		2,600,973	—		—
Time Deposits	20,867,192		—	20,867,192		—

Total Investments, at Value	$529,407,401	*	$120,740,240	$408,667,036	*	$125	*

Security Lending Transactions - Liabilities	$(2,600,973)		$—	$(2,600,973)		$—

Other Financial Instruments - Liabilities
Futures Contract	$(77,132)		$(77,132)	$—		$—

Total Other Financial Instruments - Liabilities	$(77,132)		$(77,132)	$—		$—

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$430,098,311	$—	$430,098,311	$—
Corporate Bonds & Notes	399,227,149 *	—	399,227,149	—	*
Mortgage-Backed Securities	295,009,055	—	295,009,055	—
Collateralized Mortgage Obligations	116,974,511	—	116,974,511	—
Sovereign Bonds	47,353,487	—	47,353,487	—
Senior Loans	18,395,377	—	18,395,377	—
Asset-Backed Securities	15,210,483	—	15,210,483	—
Municipal Bonds	4,058,766	—	4,058,766	—
Purchased Options	366,168	328,794	37,374	—
Short-Term Investments:
Sovereign Bond	4,292,919	—	4,292,919	—
Time Deposits	63,167,158	—	63,167,158	—
U.S. Government Obligations	53,552,896	—	53,552,896	—

Total Investments, at Value	$1,447,706,280 *	$328,794	$1,447,377,486	$—	*

Other Financial Instruments - Assets
Futures Contracts	$1,358,861	$1,358,861	$—	$—
Forward Foreign Currency Contracts	189,260	—	189,260	—
Centrally Cleared Interest Rate Swaps	1,791,961	—	1,791,961	—
Centrally Cleared Inflation Rate Swap	18,464	—	18,464	—
Centrally Cleared Credit Default Swap	11,133	—	11,133	—

Total Other Financial Instruments - Assets	$3,369,679	$1,358,861	$2,010,818	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(732,042)	$(732,042)	$—	$—
Futures Contracts	(1,653,893)	(1,653,893)	—	—
Forward Foreign Currency Contracts	(482,956)	—	(482,956)	—
OTC Interest Rate Swaps	(263,116)	—	(263,116)	—
Centrally Cleared Interest Rate Swaps	(786,802)	—	(786,802)	—
Centrally Cleared Inflation Rate Swap	(1,858)	—	(1,858)	—

Total Other Financial Instruments - Liabilities	$(3,920,667)	$(2,385,935)	$(1,534,732)	$—

	Total Fair Value at November 30, 2021		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$169,128,475		$—	$169,128,475	$—
Senior Loans	5,902,740		—	5,578,895	323,845
Collateralized Mortgage Obligations	4,390,559		—	4,390,559	—
Convertible Preferred Stocks:
Energy	810,715		—	810,715	—
Common Stocks:
Energy	360,889	*	360,889	—	—	*
Preferred Stocks:
Financials	435,839		435,839	—	—
Sovereign Bonds	45,878		—	45,878	—
Short-Term Investments:
Time Deposits	4,455,698		—	4,455,698	—

Total Investments, at Value	$185,530,793	*	$796,728	$184,410,220	$323,845	*

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Sovereign Bonds:
Japan	$29,448,365	$—	$29,448,365	$—
Spain	11,515,455	—	11,515,455	—
Other Countries**	37,164,594	—	37,164,594	—
Collateralized Mortgage Obligations	34,001,108	—	33,280,851	720,257
Corporate Bonds & Notes
Other Countries**	28,654,452	—	28,654,452	—
Mortgage-Backed Securities	21,404,865	—	21,404,865	—
U.S. Government Obligations	5,162,891	—	5,162,891	—
Asset-Backed Securities	466,610	—	466,610	—
Municipal Bond	116,764	—	116,764	—
Purchased Options	32,051	—	32,051	—
Short-Term Investments:
Sovereign Bonds	10,396,980	—	10,396,980	—
Time Deposits	7,086,323	—	7,086,323	—
U.S. Government Obligations	6,499,113	—	6,499,113	—

Total Investments, at Value	$191,949,571	$—	$191,229,314	$720,257

Other Financial Instruments - Assets
Futures Contracts	$129,564	$129,564	$—	$—
Forward Foreign Currency Contracts	1,841,365	—	1,841,365	—
OTC Interest Rate Swaps	149	—	149	—
Centrally Cleared Interest Rate Swaps	613,175	—	613,175	—
Centrally Cleared Inflation Rate Swaps	117,535	—	117,535	—
OTC Credit Default Swaps	86,731	—	86,731	—
Centrally Cleared Credit Default Swaps	58,490	—	58,490	—
OTC Cross-Currency Swap	51,853	—	51,853	—

Total Other Financial Instruments - Assets	$2,898,862	$129,564	$2,769,298	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(197,291)	$—	$(197,291)	$—
Forward Sale Commitments	(26,406,594)	—	(26,406,594)	—
Futures Contracts	(190,130)	(190,130)	—	—
Forward Foreign Currency Contracts	(1,103,599)	—	(1,103,599)	—
OTC Total Return Swap	(363,455)	—	(363,455)	—
OTC Interest Rate Swaps	(5,471)	—	(5,471)	—
Centrally Cleared Interest Rate Swaps	(834,562)	—	(834,562)	—
Centrally Cleared Inflation Rate Swaps	(257,486)	—	(257,486)	—
OTC Credit Default Swaps	(241)	—	(241)	—
Centrally Cleared Credit Default Swaps	(4,050)	—	(4,050)	—

Total Other Financial Instruments - Liabilities	$(29,362,879)	$(190,130)	$(29,172,749)	$—

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$85,287,604	$—	$85,287,604	$—
Closed End Mutual Fund Security:
United States	3,008,796	3,008,796	—	—
Short-Term Investments:
Time Deposits	6,489,597	—	6,489,597	—

Total Investments, at Value	$94,785,997	$3,008,796	$91,777,201	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(26,046)	$(26,046)	$—	$—

Total Other Financial Instruments - Liabilities	$(26,046)	$(26,046)	$—	$—

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$149,448,449	$—	$149,448,449	$—
Sovereign Bonds	18,613,185	—	18,613,185	—
Collateralized Mortgage Obligations	13,012,686	—	13,012,686	—
Corporate Bonds & Notes	7,378,502	—	7,378,502	—
Mortgage-Backed Securities	5,737,597	—	5,737,597	—
Purchased Options	235,166	—	235,166	—
Short-Term Investments:
Time Deposits	1,388,919	—	1,388,919	—

Total Investments, at Value	$195,814,504	$—	$195,814,504	$—

Other Financial Instruments - Assets
Futures Contracts	$98,938	$98,938	$—	$—
Forward Foreign Currency Contracts	631,013	—	631,013	—
Centrally Cleared Interest Rate Swaps	209,459	—	209,459	—
Centrally Cleared Inflation Rate Swaps	1,167,051	—	1,167,051	—
Centrally Cleared Credit Default Swap	1,814	—	1,814	—

Total Other Financial Instruments - Assets	$2,108,275	$98,938	$2,009,337	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(293,889)	$—	$(293,889)	$—
Reverse Repurchase Agreements	(47,359,045)	—	(47,359,045)	—
Futures Contracts	(442,940)	(442,940)	—	—
Forward Foreign Currency Contracts	(167,611)	—	(167,611)	—
Centrally Cleared Interest Rate Swap	(12,635)	—	(12,635)	—
Centrally Cleared Inflation Rate Swaps	(2,179,219)	—	(2,179,219)	—

Total Other Financial Instruments - Liabilities	$(50,455,339)	$(442,940)	$(50,012,399)	$—

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$205,349,382	$—	$205,349,382	$—
Collateralized Mortgage Obligations	169,265,103	—	169,265,103	—
U.S. Government Agencies & Obligations	132,614,787	—	132,614,787	—
Asset-Backed Securities	27,155,160	—	27,155,160	—
Sovereign Bonds	15,421,908	—	15,421,908	—
Mortgage-Backed Securities	1,448,294	—	1,448,294	—
Certificate of Deposit	1,006,560	—	1,006,560	—
Short-Term Investments:
Commercial Paper	2,294,375	—	2,294,375	—
Time Deposits	11,070,025	—	11,070,025	—
U.S. Government Obligation	219,972,195	—	219,972,195	—

Total Investments, at Value	$785,597,789	$—	$785,597,789	$—

Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$3,505,958	$—	$3,505,958	$—
Centrally Cleared Credit Default Swap	64,407	—	64,407	—

Total Other Financial Instruments - Assets	$3,570,365	$—	$3,570,365	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(2,165,271)	$(2,165,271)	$—	$—
Forward Foreign Currency Contracts	(478,333)	—	(478,333)	—

Total Other Financial Instruments - Liabilities	$(2,643,604)	$(2,165,271)	$(478,333)	$—

	Total Fair Value at November 30, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities
United States	$125,716,932	$125,716,932	$—	$—

Total Investments, at Value	$125,716,932	$125,716,932	$—	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the investment levels may occur markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2021 through November 30, 2021:

	Total		Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes	Senior Loans	Warrants
Small-Mid Cap Equity Fund
Balance as of August 31, 2021	$—	*	$—	$—	$—	*	$—	$—	$—
Total realized gain (loss)	11		—	—	11		—	—	—
Change in unrealized appreciation (depreciation)	—		—	—	—		—	—	—
Purchases	—		—	—	—		—	—	—
(Sales)	(11)		—	—	(11)		—	—	—
Transfers in	—		—	—	—		—	—	—
(Transfers out)	—		—	—	—		—	—	—

Balance as of November 30, 2021	$—	*	$—	$—	$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2021	$—		$—	$—	$—		$—	$—	$—

	Total		Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes	Senior Loans	Warrants
Emerging Markets Equity Fund
Balance as of August 31, 2021	$19		$—	$—	$19	*	$—	$—	$—
Total realized gain (loss)	—		—	—	—		—	—	—
Change in unrealized appreciation (depreciation)	106		—	—	(1)		—	—	107
Purchases	—	*	—	—	—		—	—	—	*
(Sales)	—		—	—	—		—	—	—
Transfers in	—		—	—	—		—	—	—
(Transfers out)	—		—	—	—		—	—	—

Balance as of November 30, 2021	125	*	$—	$—	$18	*	$—	$—	$107	*

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2021	$106		$—	$—	$(1)		$—	$—	$107

	Total		Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes		Senior Loans	Warrants
Core Fixed Income Fund
Balance as of August 31, 2021	$—	*	$—	$—	$—	$—	*	$—	$—
Total realized gain (loss)	—		—	—	—	—		—	—
Change in unrealized appreciation (depreciation)	—		—	—	—	—		—	—
Purchases	—		—	—	—	—		—	—
(Sales)	—		—	—	—	—		—	—
Transfers in	—		—	—	—	—		—	—
(Transfers out)	—		—	—		—		—	—

Balance as of November 30, 2021	$—	*	$—	$—	$—	$—	*	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2021	$—		$—	$—	$—	$—		$—	$—

	Total	Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Senior Loans	Warrants
High Yield Fund
Balance as of August 31, 2021	$322,753	$—	$—	$—	$—	$322,753	$—
Total realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(9,322)	—	—	—	—	(9,322)	—
Purchases	10,414	—	—	—	—	10,414	—
(Sales)	—	—	—	—	—	—	—
Transfers in	—	—	—	—	—	—	—
(Transfers out)	—	—	—	—	—	—	—

Balance as of November 30, 2021	$323,845	$—	$—	$—	$—	$323,845	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2021	$(9,322)	$—	$—	$—	$—	$(9,322)	$—

	Total	Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Senior Loans	Warrants
International Fixed Income Fund
Balance as of August 31, 2021	1,342,080	$—	$1,342,080	$—	$—	$—	$—
Total realized gain (loss)	(3,547)	—	(3,547)	—	—	—	—
Change in unrealized appreciation (depreciation)	(2,116)	—	(2,116)	—	—	—	—
Purchases	720,234	—	720,234	—	—	—	—
(Sales)	(1,238,628)	—	(1,238,628)	—	—	—	—
Transfers in	—	—	—	—	—	—	—
(Transfers out)	(97,766)	—	(97,766)	—	—	—	—

Balance as of November 30, 2021	$720,257	$—	$720,257	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2021	$23	$—	$23	$—	$—	$—	$—

	Total	Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Senior Loans	Warrants
Ultra-Short Term Fixed Income Fund
Balance as of August 31, 2021	1,499,654	$299,716	$1,199,938	$—	$—	$—	$—
Total realized gain (loss)	(92,735)	(43,309)	(49,426)	—	—	—	—
Change in unrealized appreciation (depreciation)	(2,620)	573	(3,193)	—	—	—	—
Purchases	745,278	745,278	—	—	—	—	—
(Sales)	—	—	—	—	—	—	—
Transfers in	—	—	—	—	—	—	—
(Transfers out)	(2,149,577)	(1,002,258)	(1,147,319)	—	—	—	—

Balance as of November 30, 2021	$—	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2021	$—	$—	$—	$—	$—	$—	$—

*	Includes securities that are valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a

Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio

(“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

At November 30, 2021, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$20,227,290	$—	$(20,227,290)	$0
Small-Mid Cap Equity Fund	27,327,898	—	(27,327,898)	0
International Equity Fund	9,919,094	—	(9,919,094)	0
Emerging Markets Equity Fund	2,600,973	—	(2,600,973)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $21,144,523, $28,655,970, $10,449,309 and $2,737,040, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) LIBOR Replacement Risk. Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to the Fund or an investment’s value or return to the Fund, and may be used in other ways that affect the Fund’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain Fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or net asset value.

(n) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(o) Market Risk. The outbreak of the coronavirus (“COVID-19”) and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund’s investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund’s investments is impacted because of these factors for an extended period, the Fund’s investment results may be adversely affected.

(p) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(q) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.

Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(r) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2020 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(t) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(u) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(v) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(w) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(x) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

(y) When-Issued and Delayed Delivery Securities. Certain Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets.

(z) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at November 30, 2021 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of November 30, 2021 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of November 30, 2021.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at November 30, 2021 have been disclosed under respective schedules of investments.